    As filed with the Securities and Exchange Commission on September 29, 2000

                                             Registration No. 33-00488/811-04416
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                         POST-EFFECTIVE AMENDMENT NO. 53                    [X]

                                                                            [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                                   Amendment No. 52


                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                           Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                            18th and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                 P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):

         [  ] immediately upon filing pursuant to paragraph (b)

         [  ] 60 days after filing pursuant to paragraph (a)(i)

         [  ] on (date) pursuant to paragraph (a)(i)

         [X ] on October 1, 2000 pursuant to paragraph (b)

         [  ] 75 days after filing pursuant to paragraph (a)(ii)

         [  ] on (date) pursuant to paragraph (a)(iii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




The Title of Securities Being Registered . . . . Shares of beneficial interest

                                  ARMADA FUNDS

                           A, B AND C SHARES (RETAIL)

                                   PROSPECTUS
                                OCTOBER 2, 2000

                             ARMADA CORE EQUITY FUND
                            ARMADA EQUITY GROWTH FUND
                            ARMADA EQUITY INCOME FUND
                            ARMADA EQUITY INDEX FUND
                        ARMADA INTERNATIONAL EQUITY FUND
                           ARMADA LARGE CAP ULTRA FUND
                           ARMADA MID CAP GROWTH FUND
                          ARMADA SMALL CAP GROWTH FUND
                           ARMADA SMALL CAP VALUE FUND
                         ARMADA TAX MANAGED EQUITY FUND
                         ARMADA BALANCED ALLOCATION FUND
                                ARMADA BOND FUND
                                ARMADA GNMA FUND
                          ARMADA INTERMEDIATE BOND FUND
                        ARMADA LIMITED MATURITY BOND FUND
                        ARMADA STRATEGIC INCOME BOND FUND
                       ARMADA TOTAL RETURN ADVANTAGE FUND
                       ARMADA U.S. GOVERNMENT INCOME FUND
                       ARMADA MICHIGAN MUNICIPAL BOND FUND
                      ARMADA NATIONAL TAX EXEMPT BOND FUND
                        ARMADA OHIO TAX EXEMPT BOND FUND
                     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                  NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                             INVESTMENT SUB-ADVISER
                      NATIONAL ASSET MANAGEMENT CORPORATION
        (ARMADA CORE EQUITY FUND AND ARMADA TOTAL RETURN ADVANTAGE FUND)

                              ABOUT THIS PROSPECTUS

Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A, Class B and Class C Shares of the Funds before investing. The Trust also offers Class A, Class B and Class C Shares of Armada money market Funds in a separate prospectus which is available by calling 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                                PAGE
     ARMADA CORE EQUITY FUND ................................................... 2
     ARMADA EQUITY GROWTH FUND.................................................. 4
     ARMADA EQUITY INCOME FUND.................................................. 6
     ARMADA EQUITY INDEX FUND................................................... 8
     ARMADA INTERNATIONAL EQUITY FUND...........................................10
     ARMADA LARGE CAP ULTRA FUND................................................12
     ARMADA MID CAP GROWTH FUND.................................................14
     ARMADA SMALL CAP GROWTH FUND...............................................16
     ARMADA SMALL CAP VALUE FUND................................................18
     ARMADA TAX MANAGED EQUITY FUND.............................................20
     ARMADA BALANCED ALLOCATION FUND............................................27
     ARMADA BOND FUND...........................................................30
     ARMADA GNMA FUND...........................................................32
     ARMADA INTERMEDIATE BOND FUND..............................................34
     ARMADA LIMITED MATURITY BOND FUND..........................................36
     ARMADA STRATEGIC INCOME BOND FUND..........................................38
     ARMADA TOTAL RETURN ADVANTAGE FUND.........................................40
     ARMADA U.S. GOVERNMENT INCOME FUND.........................................42
     ARMADA MICHIGAN MUNICIPAL BOND FUND........................................48
     ARMADA NATIONAL TAX EXEMPT BOND FUND.......................................50
     ARMADA OHIO TAX EXEMPT BOND FUND...........................................52
     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND....................................54
     MORE INFORMATION ABOUT RISK................................................58
     MORE INFORMATION ABOUT FUND INVESTMENTS....................................62
     INVESTMENT ADVISER, SUB-ADVISER AND
         INVESTMENT TEAMS.......................................................64
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.............................71
     DIVIDENDS AND TAXES........................................................73
     FINANCIAL HIGHLIGHTS.......................................................74

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Fund performance is measured against one or more indices. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Class A, Class B and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     CLASS A SHARES
     - Front-end sales charge (varies based on Equity or Fixed Income investment)
     -   Low 12b-1 fees
     -   $500 minimum initial investment-no subsequent minimum

     CLASS B SHARES (EXCHANGE ONLY FROM AN ARMADA NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM)
     -   No front-end sales charge
     - Contingent deferred sales charge (back-end charge if you redeem within 5 years-declining from year to year)
     -   Higher 12b-1 fees than Class A
     -   $500 minimum initial investment-no subsequent minimum
     -   Converts to Class A shares after eighth year

     CLASS C SHARES

     -   No front-end sales charge
     - Contingent deferred sales charge (back-end charge if you redeem within the first 18 months)
     -   Higher 12b-1 fees than Class A
     -   $500 minimum initial investment-no subsequent minimum
     -   Does not convert to any other share class

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

ARMADA CORE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation

INVESTMENT FOCUS                        Large cap common stocks

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in large capitalization common
                                        stocks

INVESTOR PROFILE                        Investors seeking capital appreciation,
                                        who are willing to accept the risk of
                                        investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Core Equity Fund's investment objective is to provide capital appreciation by blending value and growth investment styles. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalizations. The Sub-Adviser will normally invest between 20% and 50% of its assets in the following three types of equity securities: (1) common stocks that meet the Sub-Adviser's criteria for five-year annual earnings-per-share rate during the last five years; (2) common stocks with price-to-earnings ratios below the average of the companies included in the S&P 500 Composite Index; and
(3) common stocks that pay dividends at a rate above the average of the companies included in the S&P 500 Composite Index.

The Sub-Adviser utilizes a systematic, disciplined investment process when selecting individual securities. This includes: (1) screening a database for liquidity and the criteria listed above; (2) scoring each issue emphasizing fundamental, valuation and technical indicators; and (3) security analysis that further evaluates the company and the stock, which includes an analysis of company fundamentals such as earnings, profitability and management, valuation such as price/earnings, price/book and yield, and technical analysis emphasizing individual stock price trends.

The sell discipline involves the monitoring of each company's fundamental, valuation, and technical measures. If one of these measures is unfavorable, an immediate review of that company is performed. If two of these three measures are unfavorable, that stock is sold. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization to the companies in the S&P 500 Composite Index. The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that large cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                CALENDAR YEAR TOTAL RETURN
                                1998                 31.99%
                                1999                 19.72%

                        BEST QUARTER                 WORST QUARTER
                          25.04%                       -6.90%
                        (12/31/98)                   (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was -0.87%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

CLASS A SHARES                            1 YEAR                   SINCE INCEPTION
---------------------------------------------------------------------------------------------
ARMADA CORE EQUITY FUND                   19.72%                      22.19%(1)
S&P 500 COMPOSITE INDEX(5)                21.04%                      21.29%(2)

CLASS B SHARES                            1 YEAR                   SINCE INCEPTION
---------------------------------------------------------------------------------------------
ARMADA CORE EQUITY FUND                   18.92%                      25.26%(3)
S&P 500 COMPOSITE INDEX(5)                21.04%                      24.76%(4)

(1)Since August 1, 1997.
(2)Since July 31, 1997.
(3)Since January 6, 1998.
(4)Since December 31, 1997.
(5)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA EQUITY GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation

INVESTMENT FOCUS                        Large cap equity securities

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in growth-oriented common
                                        stocks of larger issuers

INVESTOR PROFILE                        Investors seeking capital appreciation
                                        and who are willing to accept the risk
                                        of investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Equity Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without shareholder vote. The Fund will normally invest at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalization. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser considers factors such as historical and projected earnings growth, earnings quality and liquidity. The Fund generally purchases common stocks that are listed on a national securities exchange or unlisted securities with an established over-the-counter market.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization to the companies in the S&P 500 Composite Index. The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that large cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                          CALENDAR YEAR TOTAL RETURN
                          1992                  6.05%
                          1993                 -0.47%
                          1994                 -0.94%
                          1995                 28.51%
                          1996                 19.98%
                          1997                 36.34%
                          1998                 28.74%
                          1999                 22.66%

                      BEST QUARTER                 WORST QUARTER
                        22.85%                       -9.00%
                      (12/31/98)                   (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was 1.50%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

CLASS A SHARES                            1 YEAR          5 YEARS        SINCE INCEPTION
------------------------------------------------------------------------------------------
ARMADA EQUITY GROWTH FUND                 22.66%          27.12%             17.16%(1)
S&P 500 COMPOSITE INDEX(5)                21.04%          28.55%             19.63%(2)

CLASS B SHARES                            1 YEAR          5 YEARS        SINCE INCEPTION
------------------------------------------------------------------------------------------
ARMADA EQUITY GROWTH FUND                 22.04%            N/A              25.68%(3)
S&P 500 COMPOSITE INDEX(5)                21.04%            N/A              24.76%(4)

(1)Since April 15, 1991.
(2)Since March 31, 1991.
(3)Since January 6, 1998.
(4)Since December 31, 1997.
(5)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation

INVESTMENT FOCUS                        Income producing, value-oriented equity
                                        securities

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in value-oriented equity
                                        securities that in the aggregate provide a higher yield than the general market

INVESTOR PROFILE                        Investors seeking an income component as
                                        well as capital appreciation and who are willing to accept the risk of investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Equity Income Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded equity securities which, in the aggregate, provide a premium current yield. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in common stocks and securities convertible into common stocks of companies that pay dividends. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser attempts to emphasize equity securities and convertible securities that provide a higher yield than the general market. The Fund will generally sell securities when they fail to satisfy investment criteria.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that income producing equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                     CALENDAR YEAR TOTAL RETURN
                                     1995                 27.37%
                                     1996                 17.89%
                                     1997                 28.87%
                                     1998                  9.77%
                                     1999                 -0.25%

                               BEST QUARTER                 WORST QUARTER
                                 12.50%                       -9.24%
                               (6/30/97)                    (9/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was -7.03%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

CLASS A SHARES                            1 YEAR          5 YEARS           SINCE INCEPTION
---------------------------------------------------------------------------------------------
ARMADA EQUITY INCOME FUND                 -0.25%          16.20%                14.61%(1)
S&P 500/BARRA VALUE INDEX(5)              12.72%          22.94%                20.38%(2)

CLASS B SHARES                            1 YEAR          5 YEARS           SINCE INCEPTION
---------------------------------------------------------------------------------------------
ARMADA EQUITY INCOME FUND                 -0.92%            N/A                  4.67%(3)
S&P 500/BARRA VALUE INDEX(5)              12.72%            N/A                 13.69%(4)

(1)Since August 22, 1994.
(2)Since August 31, 1994.
(3)Since January 6, 1998.
(4)Since December 31, 1997.
(5)The S&P 500/Barra Value Index is comprised of securities in the S&P 500 Composite Index that have a lower than median market capitalization weighted price-to-book ratio.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA EQUITY INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                         To approximate, before Fund expenses,
                                        the investment results of the S&P 500
                                        Composite Index

INVESTMENT FOCUS                        Common stocks of larger issuers

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in stocks that comprise the
                                        S&P 500 Composite Index

INVESTOR PROFILE                        Investors seeking returns similar to the
                                        S&P 500 Composite Index, who are willing to accept the risk of investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Equity Index Fund's investment objective is to provide investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Composite Index by investing in securities comprising the S&P 500 Composite Index. The investment objective may be changed without a shareholder vote. The S&P 500 Composite Index is made up of common stocks of 500 large, publicly traded companies. The Fund buys and holds all stocks included in the S&P 500 Composite Index in exactly the same proportion as those stocks are held in the Index. Stocks are eliminated from the Fund when removed from the S&P 500 Composite Index. The Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses).

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the S&P 500 Composite Index of common stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund's ability to duplicate the performance of the S&P 500 Composite Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B or Class C Shares because neither has completed a full calendar year of operations.

This bar chart shows the performance of the Fund's Class A Shares for one year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                     CALENDAR YEAR TOTAL RETURN
                                     1999                 20.28%

                               BEST QUARTER                 WORST QUARTER
                                 14.65%                      -6.31%
                               (12/31/99)                   (9/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was -0.73%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

CLASS A SHARES                            1 YEAR          SINCE INCEPTION
---------------------------------------------------------------------------
ARMADA EQUITY INDEX FUND                  20.28%             33.06%(1)
S&P 500 COMPOSITE INDEX(2)                21.04%             33.95%(1)

(1)Since October 15, 1998.
(2)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation

INVESTMENT FOCUS                        Equity securities of foreign issuers

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in equity securities of
                                        issuers located in at least three
                                        foreign countries

INVESTOR PROFILE                        Investors seeking capital appreciation,
                                        who are willing to accept the risks of
                                        foreign investing

PRINCIPAL INVESTMENT STRATEGIES

The Armada International Equity Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. Equity securities of foreign issuers includes common stock, preferred stock and convertible bonds, of companies headquartered outside the United States. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in the equity securities of foreign issuers. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country. Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

The Fund is also subject to the risk that international equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                    CALENDAR YEAR TOTAL RETURN
                                    1998                 19.53%
                                    1999                 49.71%

                               BEST QUARTER                 WORST QUARTER
                                 36.05%                      -15.62%
                               (12/31/99)                   (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was -5.79%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE MSCI EAFE INDEX.

CLASS A SHARES                                 1 YEAR                     SINCE INCEPTION
-------------------------------------------------------------------------------------------
ARMADA INTERNATIONAL EQUITY FUND               49.71%                         23.39%(1)
MSCI EAFE INDEX(5)                             26.96%                         13.99%(2)

CLASS B SHARES                                 1 YEAR                     SINCE INCEPTION
-------------------------------------------------------------------------------------------
ARMADA INTERNATIONAL EQUITY FUND               48.70%                         33.30%(3)
MSCI EAFE INDEX(5)                             26.96%                         23.43%(4)

(1)Since August 1, 1997.
(2)Since July 31, 1997.
(3)Since January 6, 1998.
(4)Since December 31, 1997.
(5)The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

FUND FEES AND EXPENSES

SEE PAGE 23 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA LARGE CAP ULTRA FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation

INVESTMENT FOCUS                        Large cap equity securities

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in equity securities of large
                                        companies that the Adviser believes have the potential for long-term above-average growth

INVESTOR PROFILE                        Investors seeking growth of capital, and
                                        who are willing to accept the risks of
                                        investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Ultra Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into the common stocks of companies with large market capitalizations.

The Adviser takes a long-term approach to managing the Fund and typically invests in companies that have exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. The Adviser will consider selling a security when there is a deterioration of fundamentals leading to a deceleration in earnings growth.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization as the companies in the S&P 500/Barra Growth Index. The S&P 500/Barra Growth Index is an unmanaged index comprised of common stocks which are capitalization-weighted and have higher price-to-book ratios.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

This bar chart shows the performance of the Fund's Class A Shares from year to year. On June 10, 2000 the Parkstone Large Capitalization Fund was reorganized into the similarly managed Armada Large Cap Ultra Fund. Performance information before June 10, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                                    CALENDAR YEAR TOTAL RETURN
                                    1997                 28.76%
                                    1998                 42.37%
                                    1999                 28.53%

                               BEST QUARTER                 WORST QUARTER
                                 25.49%                       -9.17%
                               (12/31/98)                   (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was 5.50%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500/BARRA GROWTH INDEX.

CLASS A SHARES                            1 YEAR          SINCE INCEPTION
---------------------------------------------------------------------------
ARMADA LARGE CAP ULTRA FUND               28.53%             30.26%(1)
S&P 500/BARRA GROWTH INDEX(3)             28.26%             32.07%(2)

CLASS B SHARES                            1 YEAR          SINCE INCEPTION
---------------------------------------------------------------------------
ARMADA LARGE CAP ULTRA FUND               27.53%             29.33%(1)
S&P 500/BARRA GROWTH INDEX(3)             28.26%             32.07%(2)

(1)Since February 1, 1996.
(2)Since January 31, 1996.
(3)The S&P 500/Barra Growth Index is comprised of securities in the S&P 500 Composite Index that have a higher than average price-to-book ratio.

FUND FEES AND EXPENSES

SEE PAGE 23 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA MID CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation

INVESTMENT FOCUS                        Mid-cap equity securities

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in growth-oriented equity
                                        securities of medium-sized issuers

INVESTOR PROFILE                        Investors seeking capital growth, and
                                        who are willing to accept the risks of
                                        investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Mid Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in the common stock of medium-sized companies as measured by their stock market capitalizations. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In selecting investments for the Fund to buy and sell, the Adviser invests in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, sound and improving financial fundamentals and presently exhibit the potential for growth.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a comparable market capitalization as the companies in the Russell Midcap Growth Index. The Russell Midcap Growth Index is an unmanaged index which reflects a medium-sized universe of growth-oriented securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that mid cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

This bar chart shows the performance of the Fund's Class A Shares from year to year. On June 10, 2000 the Parkstone Mid Capitalization Fund was reorganized into the similarly managed Armada Mid Cap Growth Fund. Performance information before June 10, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                                   CALENDAR YEAR TOTAL RETURN
                                   1990                 -3.31%
                                   1991                 27.60%
                                   1992                 15.22%
                                   1993                 12.90%
                                   1994                 -5.43%
                                   1995                 29.58%
                                   1996                 18.53%
                                   1997                 11.60%
                                   1998                 11.04%
                                   1999                 45.47%

                               BEST QUARTER                 WORST QUARTER
                                 34.98%                      -19.28%
                               (12/31/99)                   (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was 14.97%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE RUSSELL MID CAP GROWTH INDEX.

CLASS A SHARES                            1 YEAR          5 YEARS           10 YEARS      SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
ARMADA MID CAP GROWTH FUND                45.47%          22.59%             15.44%          16.84%(1)
RUSSELL MID CAP GROWTH INDEX(4)           51.30%          28.02%             18.95%          19.85%(1)

CLASS B SHARES                            1 YEAR          5 YEARS           10 YEARS      SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
ARMADA MID CAP GROWTH FUND                44.47%          21.69%              N/A            17.10%(2)
RUSSELL MID CAP GROWTH INDEX(4)           51.30%          28.02%              N/A            22.24%(3)

(1)Since October 31, 1988.
(2)Since February 4, 1994.
(3)Since January 31, 1994.
(4)The Russell Mid Cap Growth Index measures the performance of those companies in the Russell Mid Cap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Mid Cap Index measures the performance of the 800 smallest U.S. companies among the largest 1000 U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

SEE PAGE 23 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation

INVESTMENT FOCUS                        Small cap equity securities

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in growth-oriented equity
                                        securities of smaller issuers

INVESTOR PROFILE                        Investors seeking capital appreciation,
                                        who are willing to accept the risk of
                                        share price volatility that may
                                        accompany small cap investing

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in the common stocks of companies with small stock market capitalizations. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. The Adviser seeks to invest in small capitalization companies with strong growth in revenue, earnings and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects.

The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index comprised of securities in the Russell 2000 Index with a greater than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that small cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                   CALENDAR YEAR TOTAL RETURN
                                   1998                  7.28%
                                   1999                 35.63%

                               BEST QUARTER                 WORST QUARTER
                                 36.11%                      -21.18%
                               (12/31/99)                   (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was 9.48%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE RUSSELL 2000 GROWTH INDEX.

CLASS A SHARES                            1 YEAR                  SINCE INCEPTION
----------------------------------------------------------------------------------------
ARMADA SMALL CAP GROWTH FUND              35.63%                      20.17%(1)
RUSSELL 2000 GROWTH INDEX(5)              43.10%                      17.58%(2)

CLASS B SHARES                            1 YEAR                  SINCE INCEPTION
----------------------------------------------------------------------------------------
ARMADA SMALL CAP GROWTH FUND              34.81%                      20.25%(3)
RUSSELL 2000 GROWTH INDEX(5)              43.10%                      20.36%(4)

(1)Since August 1, 1997.
(2)Since July 31, 1997.
(3)Since January 6, 1998.
(5)Since December 31, 1997.
(5)The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Stock Index with a greater than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

SEE PAGE 23 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation

INVESTMENT FOCUS                        Small cap equity securities

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in value-oriented equity
                                        securities of smaller issuers

INVESTOR PROFILE                        Investors seeking capital appreciation,
                                        who are willing to accept the risk of
                                        share price volatility that may
                                        accompany small cap investing

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in the common stocks of small capitalization companies. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach.

The Adviser generally seeks to invest in equity securities based upon price to cash flow, price to book and price to sales ratios which are lower than the market averages. The Adviser generally sells securities based upon price/earnings, price/book and price/cash flow ratios which rise above market averages or when a company no longer has a small capitalization.

The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Value Index. The Russell 2000 Value Index is an unmanaged index comprised of securities in the Russell 2000 Index which have higher than median book to price ratios and lower than median growth characteristics. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that small cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                   CALENDAR YEAR TOTAL RETURN
                                   1995                 18.41%
                                   1996                 22.32%
                                   1997                 32.05%
                                   1998                 -7.64%
                                   1999                  7.65%

                               BEST QUARTER                 WORST QUARTER
                                17.92%                       -17.92%
                               (6/30/99)                    (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was 8.84%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE RUSSELL 2000 VALUE INDEX.

CLASS A SHARES                            1 YEAR                    5 YEARS                 SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
ARMADA SMALL CAP VALUE FUND               7.65%                     13.72%                     13.60%(1)
RUSSELL 2000 VALUE INDEX(5)              -1.49%                     13.13%                     12.02%(2)

CLASS B SHARES                            1 YEAR                    5 YEARS                 SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
ARMADA SMALL CAP VALUE FUND               6.97%                       N/A                      -0.70%(3)
RUSSELL 2000 VALUE INDEX(5)              -1.49%                       N/A                      -4.00%(4)

(1)Since August 15, 1994.
(2)Since July 31, 1994.
(3)Since January 6, 1998.
(4)Since December 31, 1997.
(5)The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with a less than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization. Companies in the Russell 2000 Value Index generally have low price to book and price-earnings ratios.

FUND FEES AND EXPENSES

SEE PAGE 24 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TAX MANAGED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                         Capital appreciation, while minimizing
                                        the impact of taxes

INVESTMENT FOCUS                        Equity securities

SHARE PRICE VOLATILITY                  High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in common stock using
                                        strategies designed to minimize the
                                        impact of taxes

INVESTOR PROFILE                        Investors who are seeking capital
                                        appreciation while minimizing the impact of taxes and who are willing to accept the risk of investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Tax Managed Equity Fund's investment objective is to provide capital appreciation while minimizing the impact of taxes on shareholders' returns. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the Fund's total assets in common stocks. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. Equity securities of foreign issuers include common stock, preferred stock and convertible bonds of companies headquartered outside the United States.

The Adviser buys and sells common stocks based on factors such as historical and projected long-term earnings growth, earnings quality and liquidity. The Adviser attempts to minimize the realization of taxable gains by investing in the securities of companies with above average earnings predictability and stability which the Fund expects to hold for several years. This generally results in a low level of portfolio turnover. In addition, the Fund seeks to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields. When the Fund sells appreciated securities, it will attempt to select the share lots with the highest cost basis in order to hold realized capital gains to a minimum.

The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains. The Fund may make in-kind redemptions consistent with its investment objective. An in-kind redemption may serve to minimize any tax impact on the remaining shareholders, because a Fund generally recognizes no taxable gain (or loss) on the securities used to make an in-kind redemption. The Fund is not a tax exempt fund, and it expects to distribute taxable dividends and capital gains from time to time.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                   CALENDAR YEAR TOTAL RETURN
                                   1990                 -1.08%
                                   1991                 34.07%
                                   1992                  6.89%
                                   1993                  1.20%
                                   1994                 -1.85%
                                   1995                 29.51%
                                   1996                 20.64%
                                   1997                 39.06%
                                   1998                 37.25%
                                   1999                 18.77%

                               BEST QUARTER                 WORST QUARTER
                                 23.02%                      -14.38%
                               (12/31/98)                   (9/30/90)

The Fund's performance from January 1, 2000 to June 30, 2000 was 3.79%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

CLASS A SHARES                                         1 YEAR           5 YEARS            10 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
ARMADA TAX MANAGED EQUITY FUND                         18.77%           28.78%              17.43%        18.14%(1)
S&P 500 COMPOSITE INDEX(4)                             21.04%           28.55%              18.20%        19.10%(1)

CLASS B SHARES                                         1 YEAR           5 YEARS            10 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
ARMADA TAX MANAGED EQUITY FUND                         17.99%             N/A                 N/A         21.67%(2)
S&P 500 COMPOSITE INDEX(4)                             21.04%             N/A                 N/A         22.30%(3)

(1)Since June 30, 1984.
(2)Since May 4, 1998.
(3)Since April 30, 1998.
(4)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

The performance of the Armada Tax Managed Equity Fund for the period prior to May 11, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the Tax Managed Equity Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Tax Managed Equity Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the Tax Managed Equity Fund's commencement of operations, on May 11, 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Tax Managed Equity Fund.

The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct from the Tax Managed Equity Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

FUND FEES AND EXPENSES

SEE PAGE 24 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

FUND FEES AND EXPENSES OF THE ARMADA EQUITY FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE RESPECTIVE FUNDS.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           Core Equity Fund                 Equity Growth Fund               Equity Income Fund
                     Class A    Class B    Class C    Class A    Class B    Class C     Class A    Class B    Class C
------------------------------------------------------------------------------------------------------------------------
Maximum Sales         5.50%      None       None       5.50%      None        None       5.50%      None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None      5.00%(2)   1.00%(3)    None       5.00%(2)    1.00%(3)   None       5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None       None       None        None       None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other Distributions
(as a percentage of
offering price)

Redemption Fee        None       None       None       None       None        None       None       None       None
(as a percentage
of amount redeemed,
if applicable)

Exchange Fee          None       None       None       None       None        None       None       None       None

                           Equity Index Fund            International Equity Fund           Large Cap Ultra Fund
                     Class A    Class B    Class C    Class A    Class B    Class C     Class A    Class B    Class C
------------------------------------------------------------------------------------------------------------------------
Maximum Sales         3.75%      None       None       5.50%      None        None       5.50%      None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None       5.00%(2)   1.00%(3)   None       5.00%(2)    1.00%(3)   None       5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None       None       None        None       None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other
Distributions (as
a percentage of
offering price)

Redemption Fee        None       None       None       None       None        None       None       None       None
(as a percentage
of amount
redeemed, if
applicable)


                                 Page 33 of 150

Exchange Fee          None       None       None       None       None        None       None       None       None

                          Mid Cap Growth Fund             Small Cap Growth Fund             Small Cap Value Fund
                     Class A    Class B    Class C    Class A    Class B    Class C     Class A    Class B    Class C
------------------------------------------------------------------------------------------------------------------------
Maximum Sales         5.50%      None       None       5.50%      None        None       5.50%      None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None       5.00%(2)   1.00%(3)   None       5.00%(2)    1.00%(3)   None       5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None       None       None        None       None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other
Distributions (as
a percentage of
offering price)

Redemption Fee        None       None       None       None       None        None       None       None       None
(as a percentage
of amount
redeemed, if
applicable)

Exchange Fee          None       None       None       None       None        None       None       None       None

                        Tax Managed Equity Fund
                     Class A    Class B    Class C
----------------------------------------------------
Maximum Sales         5.50%      None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None       5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other
Distributions (as
a percentage of
offering price)

Redemption Fee        None       None       None
(as a percentage
of amount
redeemed, if
applicable)

Exchange Fee          None       None       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Class A Shares(4)

                                                                Equity Income                          International
                      Core Equity Fund      Equity Growth Fund  Fund               Equity Index Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Advisory   0.75%                 0.75%               0.75%              0.35%               1.15%
Fees
Distribution and      0.10%                 0.10%               0.10%              0.10%               0.10%
Service (12b-1) Fees
Other Expenses        0.46%                 0.36%               0.38%              0.39%               0.49%
                      -----                 -----               -----              -------             -----
Total Annual Fund     1.31%(5)              1.21% (5)           1.23%(5)           0.84%(6)            1.74%(5)
Operating Expenses

                                            Mid Cap Growth      Small Cap Growth   Small Cap Value     Tax Managed Equity
                      Large Cap Ultra Fund  Fund                Fund               Fund                Fund
Investment Advisory   0.75%                 1.00%               1.00%              1.00%               0.75%
Fees
Distribution and      0.10%                 0.10%               0.10%              0.10%               0.10%
Service (12b-1) Fees
Other Expenses        0.43%                 0.47%               0.44%              0.42%               0.41%
                      ------                ------              ------             ------              -----
Total Annual Fund     1.28%(7)              1.57%(7)            1.54%(5)           1.52%(5)            1.26%(5)
Operating Expenses

Class B Shares(4)
                                                                Equity Income                          International
                      Core Equity Fund      Equity Growth Fund  Fund               Equity Index Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Advisory   0.75%                 0.75%               0.75%              0.35%               1.15%
Fees
Distribution and      1.00%                 1.00%               1.00%              1.00%               1.00%
Service (12b-1) Fees
Other Expenses        0.21%                 0.11%               0.13%              0.14%               0.24%
                      ------                ------              ------             ------              -----
Total Annual Fund     1.96%                 1.86%               1.88%              1.49%               2.39%
Operating Expenses

                                            Mid Cap Growth      Small Cap Growth   Small Cap Value     Tax Managed Equity
                      Large Cap Ultra Fund  Fund                Fund               Fund                Fund
Investment Advisory   0.75%                 1.00%               1.00%              1.00%               0.75%
Fees
Distribution and      1.00%                 1.00%               1.00%              1.00%               1.00%
Service (12b-1) Fees
Other Expenses        0.18%                 0.22%               0.19%              0.17%               0.16%
                      ------                ------              ------             ------              -----
Total Annual Fund     1.93%                 2.22%               2.19%              2.17%               1.91%
Operating Expenses


                                 Page 35 of 150

Class C Shares (4)

                                                                Equity Income
                          Core Equity Fund  Equity Growth Fund  Fund               Equity Index Fund  International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees  0.75%             0.75%               0.75%              0.35%               1.15%
Distribution and          1.00%             1.00%               1.00%              1.00%               1.00%
Service (12b-1) Fees
Other Expenses            0.21%             0.11%               0.13%              0.14%               0.24%
                          ------            ------              ------             ------              -----
Total Annual Fund         1.96%             1.86%               1.88%              1.49%               2.39%
Operating Expenses

                          Large Cap Ultra   Mid Cap Growth      Small Cap Growth   Small Cap Value   Tax Managed Equity
                          Fund              Fund                Fund               Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees  0.75%             1.00%               1.00%              1.00%             0.75%
Distribution and          1.00%             1.00%               1.00%              1.00%             1.00%
Service (12b-1) Fees
Other Expenses            0.18%             0.22%               0.19%              0.17%             0.16%
                          ------            ------              ------             ------            -----
Total Annual Fund         1.93%             2.22%               2.19%              2.17%             1.91%
Operating Expenses

(1)This sales charge varies depending upon how much you invest. See "Sales Charges."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
(3)A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
(4)The Trust has implemented plans imposing shareholder servicing fees with respect to Class A, Class B and Class C Shares of each Fund. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B or Class C Shares in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such Class A, Class B or Class
C Shares of the Funds. Shareholder servicing fees paid by Class A Shares are included in Other Expenses and Fees paid by Class B and Class C Shares are included in Distribution and Service (12b-1) Fees in the table above. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information.
(5)Each of these Funds' (other than the Equity Index Fund's) total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amounts shown above because the Distributor waived a portion of the fees in order to keep total operating expenses for Class A Shares at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A Shares were:

Core Equity Fund                    1.25%
Equity Growth Fund                  1.15%
Equity Income Fund                  1.17%
International Equity Fund           1.68%
Small Cap Growth Fund               1.48%
Small Cap Value Fund                1.46%
Tax Managed Equity Fund             1.20%

The Distributor expects to continue these waivers so that total operating expenses for Class A Shares for the current fiscal year will be as follows. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

Core Equity Fund                    1.26%
Equity Income Fund                  1.18%
Equity Growth Fund                  1.16%
International Equity Fund           1.69%


                                 Page 36 of 150

Large Cap Ultra Fund                1.23%
Mid Cap Growth Fund                 1.52%
Small Cap Growth Fund               1.49%
Small Cap Value Fund                1.47%
Tax Managed Equity Fund             1.21%

(6)The Equity Index Fund's total actual annual operating expenses for Class A, Class B and Class C Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses for Class A, Class B and Class C Shares at a specified level. With these fee waivers, the Fund's actual total operating expenses were, for Class A, Class B and Class C Shares respectively, 0.59%, 1.34%, and 1.34%. The Adviser and Distributor expect to continue these waivers so that the total operating expenses for Class A, Class
B and Class C Shares for the current fiscal year are expected to be, respectively, 0.59%, 1.34% and 1.34%. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

(7) The Adviser and Distributor expect to waive fees for the Large Cap Ultra Fund and Mid Cap Growth Fund so that total operating expenses for Class A Shares for the current fiscal year will be 1.23% and 1.52%, respectively. These fee waivers remain in effect as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

These Examples are intended to help you compare the cost of investing in Armada Equity Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in a Fund would be:

----------------------------------------------------------------------------------------------------------------------
                             1 YEAR                3 YEARS                5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------------------------------
Core Equity Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $676                  $942                   $1,229                 $2,042
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $699                 $1015                   $1,257                 $2,115
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $199                  $615                   $1,057                 $2,115
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $299                  $615                   $1,057                 $2,285
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $199                  $615                   $1,057                 $2,285
----------------------------------------------------------------------------------------------------------------------
Equity Growth Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $667                  $913                   $1,178                 $1,935
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $689                  $985                   $1,206                 $2,008
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $189                  $585                   $1,006                 $2,008
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $289                  $585                   $1,006                 $2,180
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $189                  $585                   $1,006                 $2,180
----------------------------------------------------------------------------------------------------------------------
Equity Income Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $668                  $919                   $1,188                 $1,957
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $691                  $991                   $1,216                 $2,030
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $191                  $591                   $1,016                 $2,030
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $291                  $591                   $1,016                 $2,201
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $191                  $591                   $1,016                 $2,201
----------------------------------------------------------------------------------------------------------------------
Equity Index Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $458                  $633                     $823                 $1,373
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $652                  $871                   $1,013                 $1,602
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $152                  $471                     $813                 $1,602
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $252                  $471                     $813                 $1,779
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $152                  $471                     $813                 $1,779
----------------------------------------------------------------------------------------------------------------------
International Equity Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $717                 $1068                   $1,442                 $2,489
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $742                 $1145                   $1,475                 $2,562
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $242                  $745                   $1,275                 $2,562
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $342                  $745                   $1,275                 $2,726
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $242                  $745                   $1,275                 $2,726
----------------------------------------------------------------------------------------------------------------------
Large Cap Ultra Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $673                  $934                   $1,214                 $2,010
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $696                $1,006                   $1,242                 $2,083
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $196                  $606                   $1,042                 $2,083
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $296                  $606                   $1,042                 $2,254
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $196                  $606                   $1,042                 $2,254
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $701                $1,018                   $1,358                 $2,315
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $725                $1,094                   $1,390                 $2,391
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $225                  $694                   $1,190                 $2,391
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $325                  $694                   $1,190                 $2,554
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $225                  $694                   $1,190                 $2,554
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $698                $1,010                   $1,343                 $2,284
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $722                $1,085                   $1,375                 $2,357
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $222                  $685                   $1,175                 $2,357
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $322                  $685                   $1,190                 $2,524
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $222                  $685                   $1,190                 $2,524
----------------------------------------------------------------------------------------------------------------------


                                 Page 38 of 150

----------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $696                $1,004                   $1,333                 $2,263
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $720                $1,079                   $1,364                 $2,336
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $220                  $679                   $1,164                 $2,336
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $320                  $679                   $1,164                 $2,503
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $220                  $679                   $1,164                 $2,503
----------------------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $671                  $928                   $1,204                 $1,989
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $694                $1,000                   $1,232                 $2,064
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $194                  $600                   $1,032                 $2,064
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $294                  $600                   $1,032                 $2,233
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $194                  $600                   $1,032                 $2,233
----------------------------------------------------------------------------------------------------------------------

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

ARMADA BALANCED ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation and
                                        current income

INVESTMENT FOCUS                        A combination of growth-oriented common
                                        stocks, fixed income securities and cash equivalents

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in a diversified portfolio of
                                        growth-oriented common stocks,
                                        investment grade fixed income securities and cash equivalents with varying asset allocations depending on the Adviser's assessment of market conditions

INVESTOR PROFILE                        Investors seeking a broad
                                        diversification by asset class and style to manage risk and provide the potential for above-average total returns (as gauged by the returns of the S&P 500
                                        Composite Index and the Lehman Aggregate
                                        Bond Index)

PRINCIPAL INVESTMENT STRATEGIES

The Armada Balanced Allocation Fund's investment objective is to provide long-term capital appreciation and current income. The investment objective may be changed without a shareholder vote.

The Fund intends to invest 45% to 75% of its net assets in common stocks and convertible securities, 25% to 55% of its net assets in investment grade fixed income securities such as corporate bonds and U.S. government securities and up to 30% of its net assets in cash and cash equivalent securities. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States). The Fund also invests in the common stock of small capitalization companies.

The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by a major rating agency) for current income. If a fixed income security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that investment grade fixed income and growth-oriented equity securities may underperform other segments of the fixed income or equity markets or the fixed income or equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows the performance of the Fund's Class A Shares for the last year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                     CALENDAR YEAR TOTAL RETURN
                                     1999                 14.97%

                               BEST QUARTER                 WORST QUARTER
                                 16.10%                       -3.35%
                               (12/31/99)                   (9/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was -0.43%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX, THE S&P 500 COMPOSITE INDEX AND THE BALANCED ALLOCATION HYBRID BENCHMARK INDEX.

CLASS A SHARES                                         1 YEAR                  SINCE INCEPTION
------------------------------------------------------------------------------------------------------
ARMADA BALANCED ALLOCATION FUND                        14.97%                      16.89%(1)
LEHMAN U.S. AGGREGATE BOND INDEX(4)                    -0.83%                       2.45%(1)
S&P 500 COMPOSITE INDEX(5)                             21.04%                      22.73%(1)
BALANCED ALLOCATION HYBRID BENCHMARK INDEX(6)          12.00%                      14.74%(1)

CLASS B SHARES                                         1 YEAR                  SINCE INCEPTION
------------------------------------------------------------------------------------------------------
ARMADA BALANCED ALLOCATION FUND                        14.28%                      20.09%(2)
LEHMAN U.S. AGGREGATE BOND INDEX(4)                    -0.83%                       0.03%(3)
S&P 500 COMPOSITE INDEX(5)                             21.04%                      29.97%(3)
BALANCED ALLOCATION HYBRID BENCHMARK INDEX(6)          12.00%                      14.68%(3)

(1)Since July 31, 1998.
(2)Since November 11, 1998.
(3)Since October 31, 1998.
(4)The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(5)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
(6)The Hybrid Benchmark Index is a blend of 60% S&P 500 Composite Index and 40% Lehman Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES OF THE BALANCED ALLOCATION FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 CLASS A     CLASS B      CLASS C
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price)(1)                                                               4.75%        None        None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None       5.00%(2)    1.00%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                 None        None        None
Redemption Fee (as a percentage of amount redeemed, if applicable)                  None        None        None
Exchange Fee                                                                        None        None        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(4)

                                                  CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------------------------
Investment Advisory Fees                          0.75%             0.75%             0.75%
Distribution and Service (12b-1) Fees             0.10%             1.00%             1.00%
Other Expenses                                    0.47%             0.22%             0.22%
                                                  -----             -----             -----
Total Annual Fund Operating Expenses              1.32%(5)          1.97%             1.97%
--------------------------------------------------------------------------------------------------

(1)This sales charge varies depending upon how much you invest. See "Sales Charges."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
(3)A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
(4)The Trust has implemented plans imposing shareholder servicing fees with respect to Class A, Class B and Class C Shares of each Fund. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such Class A, Class B and Class C Shares of the Funds. Shareholder servicing fees paid by the Class A Shares are included in Other Expenses and Fees paid by Class B and Class C Shares are included in Distribution and Service (12b-1) Fees in the table above. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information.
(5)The Fund's total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amounts shown above because the Distributor waived a portion of the fees in order to keep total operating expenses for Class A Shares at a specified level. With these fee waivers, the Fund's actual total operating expenses for Class A Shares were 1.26%. The Distributor expects to continue these waivers so that total operating expenses for Class A Shares for the current fiscal year are expected to be 1.27%. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Balanced Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

---------------------------------------------------------------------------------------------------------
                           1 YEAR              3 YEARS              5 YEARS             10 YEARS
---------------------------------------------------------------------------------------------------------
Balanced Allocation Fund
---------------------------------------------------------------------------------------------------------
Class A Shares             $603                $873                 $1,164               $1,990
---------------------------------------------------------------------------------------------------------
Class B Shares(1)          $700              $1,018                 $1,262               $2,126
---------------------------------------------------------------------------------------------------------
Class B Shares(2)          $200                $618                 $1,062               $2,126
---------------------------------------------------------------------------------------------------------
Class C Shares(1)          $300                $618                 $1,062               $2,296
---------------------------------------------------------------------------------------------------------
Class C Shares(2)          $200                $618                 $1,062               $2,296
---------------------------------------------------------------------------------------------------------

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

ARMADA BOND FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income as well as preservation
                                        of capital

INVESTMENT FOCUS                        Investment grade fixed income securities

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in a diversified portfolio of
                                        investment grade fixed income
                                        securities, which maintains a
                                        dollar-weighted average maturity of
                                        between four and twelve years

INVESTOR PROFILE                        Investors seeking current income, and
                                        who are willing to accept the risks of
                                        investing in fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Bond Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of high- and medium-grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in high- and medium-grade fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities such as Ginnie Maes and Fannie Maes. High- and medium-grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year. On June 9, 2000 the Parkstone Bond Fund was reorganized into the similarly managed Armada Bond Fund. Performance information before June 9, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                                    CALENDAR YEAR TOTAL RETURN
                                    1990                 8.12%
                                    1991                15.06%
                                    1992                 6.30%
                                    1993                 9.84%
                                    1994                -3.68%
                                    1995                17.13%
                                    1996                 3.11%
                                    1997                 9.12%
                                    1998                 7.27%
                                    1999                -2.04%
                               BEST QUARTER                 WORST QUARTER
                                 6.11%                        -2.61%
                               (6/30/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.40%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX.

CLASS A SHARES                                   1 YEAR        5 YEARS           10 YEARS         SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
ARMADA BOND FUND                                 -2.04%        6.73%               6.84%             7.07%(1)
LEHMAN U.S. AGGREGATE BOND INDEX(4)              -0.83%        7.73%               7.70%             8.06%(1)

CLASS B SHARES                                   1 YEAR        5 YEARS           10 YEARS         SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------
ARMADA BOND FUND                                 -2.76%        6.04%                N/A              4.19%(2)
LEHMAN U.S. AGGREGATE BOND INDEX(4)              -0.83%        7.73%                N/A              5.72%(3)

(1)Since October 31, 1988.
(2)Since February 4, 1994.
(3)Since January 31, 1994.
(4)The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

FUND FEES AND EXPENSES

SEE PAGE 44 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA GNMA FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income as well as preservation
                                        of capital

INVESTMENT FOCUS                        Mortgage-backed securities

SHARE PRICE VOLATILITY                  Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in mortgage-backed securities
                                        guaranteed by the Government National
                                        Mortgage Association (GNMA)

INVESTOR PROFILE                        Investors seeking current income, and
                                        who are willing to accept the risks of
                                        investing in mortgage-backed securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada GNMA Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in mortgage-backed securities guaranteed by GNMA. GNMA securities are backed by the full faith and credit of the U.S. government. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in mortgage-backed securities guaranteed by GNMA, which is an agency of the U.S. government established to supervise and finance certain types of mortgages. In addition to mortgage-backed securities, the Fund invests in other types of investment grade fixed income securities such as U.S. Treasury obligations, U.S. government agency obligations, asset-backed securities and commercial paper.

In buying and selling securities for the Fund, the Adviser assesses current and projected market conditions by considering a number of factors including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors.

The Fund's dollar-weighted average portfolio maturity will be between three and ten years. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.

Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                   CALENDAR YEAR TOTAL RETURN
                                   1997                 9.03%
                                   1998                 6.34%
                                   1999                 0.56%

                               BEST QUARTER                 WORST QUARTER
                                 4.05%                        -0.88%
                               (6/30/97)                    (6/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 3.77%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN GNMA INDEX.

CLASS A SHARES                            1 YEAR                  SINCE INCEPTION
-----------------------------------------------------------------------------------------
ARMADA GNMA FUND                          0.56%                   6.03%(1)
LEHMAN GNMA INDEX(3)                      1.92%                   6.90%(2)

(1)Since September 11, 1996.
(2)Since August 31, 1996.
(3)The Lehman GNMA Index tracks GNMA issues, including single family, mobile home, midgets and graduated payments components.

FUND FEES AND EXPENSES

SEE PAGE 44 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA INTERMEDIATE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                         High current income as well as
                                        preservation of capital

INVESTMENT FOCUS                        Investment grade fixed income securities

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in investment grade fixed
                                        income securities, while maintaining a
                                        dollar-weighted average maturity of
                                        between three and ten years

INVESTOR PROFILE                        Investors seeking current income, and
                                        who are willing to accept the risks of
                                        investing in fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Intermediate Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in domestic and foreign investment grade fixed income securities of all types, including obligations of corporate and governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations include bonds, notes and debentures. Governmental obligations include securities issued by the U.S. government, its agencies and instrumentalities, as well as obligations of foreign governments. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                    CALENDAR YEAR TOTAL RETURN
                                    1992                 6.91%
                                    1993                10.18%
                                    1994                -4.78%
                                    1995                15.39%
                                    1996                 2.77%
                                    1997                 6.67%
                                    1998                 7.44%
                                    1999                -0.37%

                               BEST QUARTER                 WORST QUARTER
                                 5.33%                        -3.34%
                               (6/30/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.07%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN INTERMEDIATE GOVERNMENT/CREDIT INDEX.

CLASS A SHARES                                                      1 YEAR          5 YEARS        SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------
ARMADA INTERMEDIATE BOND FUND                                       -0.37%          6.25%              6.24%(1)
LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX(5)                  0.39%          7.09%              6.95%(2)

CLASS B SHARES                                                      1 YEAR          5 YEARS        SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------
ARMADA INTERMEDIATE BOND FUND                                       -0.98%            N/A              2.27%(3)
LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX(5)                  0.39%            N/A              4.32%(4)

(1)Since April 15, 1991.
(2)Since March 31, 1991.
(3)Since January 6, 1998.
(4)Since December 31, 1997.
(5)The Lehman Intermediate U.S. Government/Credit Index (formerly, the Lehman U.S. Government/Corporate Index) is an unmanaged index which is representative of intermediate-term bonds.

FUND FEES AND EXPENSES

SEE PAGE 44 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA LIMITED MATURITY BOND FUND (FORMERLY ARMADA ENHANCED INCOME FUND)

FUND SUMMARY

INVESTMENT GOAL                         Current income as well as preservation
                                        of capital

INVESTMENT FOCUS                        Investment grade debt securities

SHARE PRICE VOLATILITY                  Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in investment grade fixed
                                        income securities, while maintaining a
                                        dollar-weighted average maturity of
                                        between one and five years

INVESTOR PROFILE                        Investors seeking total return and who
                                        are willing to accept some risks of
                                        price volatility

PRINCIPAL INVESTMENT STRATEGIES

The Armada Limited Maturity Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in investment grade debt securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities such as Ginnie Maes and Fannie Maes. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser considers a number of factors including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average dollar-weighted portfolio maturity of between one and five years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                    CALENDAR YEAR TOTAL RETURN
                                    1995                 7.60%
                                    1996                 5.18%
                                    1997                 6.33%
                                    1998                 6.58%
                                    1999                 3.15%

                               BEST QUARTER                 WORST QUARTER
                                 3.12%                        0.28%
                               (9/30/98)                    (6/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.45%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR
U.S. CORPORATE/GOVERNMENT INDEX.

CLASS A SHARES                                                 1 YEAR              5 YEARS             SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------------
ARMADA LIMITED MATURITY BOND FUND                              3.15%               5.76%                    5.64%(1)
MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX(3)      3.06%               6.50%                    6.04%(2)

(1)Since September 9, 1994.
(2)Since August 31, 1994.
(3)The Merrill Lynch 1-3 year U.S. Corporate/Government Index is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.


FUND FEES AND EXPENSES

SEE PAGE 44 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA STRATEGIC INCOME BOND FUND

FUND SUMMARY

INVESTMENT GOAL                         High current income with some capital
                                        appreciation

INVESTMENT FOCUS                        A combination of investment grade,
                                        high-yield and foreign fixed income
                                        securities

SHARE PRICE VOLATILITY                  Medium to high
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Allocating assets among different fixed
                                        income security sectors, including U.S.
                                        and foreign issues, with a significant
                                        portion rated below investment grade.
                                        The Fund will normally maintain a
                                        dollar-weighted average maturity of
                                        between four and twelve years

INVESTOR PROFILE                        Investors seeking a high level of
                                        current income, and who are willing to
                                        accept the risks of investing in fixed
                                        income securities, including high-yield
                                        and foreign fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Strategic Income Bond Fund's investment objective is to provide high current income by investing in three major sectors of fixed income securities: domestic investment grade fixed income securities, domestic high-yield fixed income securities and fixed income securities of issuers in foreign countries. The Fund will limit investments in securities of issuers in countries with emerging markets or economies to no more than 10% of the Fund's total assets. The types of fixed income securities in which the Fund will invest include asset-backed securities, mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures issued by companies headquartered in the U.S. or developed foreign countries. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities. High-yield fixed income securities are commonly referred to as "junk bonds." The investment objective may be changed without a shareholder vote.

The Adviser allocates between 15% and 65% of the Fund's assets to each of the three major sectors of fixed income securities based on its analysis of the fixed income markets. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. High-yield fixed income securities are those rated below investment grade or are unrated and determined by the Adviser to be equivalent to a non-investment grade security. The Fund does not intend to invest in high-yield fixed income securities rated by Standard & Poors, at the time of purchase, below C or that are of equivalent quality. If a security is downgraded below C or the equivalent, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

In buying and selling particular securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers, currencies and market sectors. The Fund generally maintains a dollar-weighted average maturity of between four and twelve years, however there is no limit on the maturity of any single security.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund may allocate any amount of its assets invested in a particular sector of the fixed income markets to any types of securities within that sector. Accordingly, a heavier weighting of assets in securities that carry greater risks will correspondingly increase the risks of investing in the Fund. For example, the risks of investing in the Fund will be greater if the Fund concentrates a high percentage of its domestic investment grade fixed income securities sector investments in corporate obligations than if it invests a high percentage of such sector's investments in U.S. government securities.

High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to debt extension risk. Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

The Fund invests in leveraged instruments, such as futures and options contracts. The more the Fund invests in these leveraged instruments, the greater the possibility for gains or losses on those investments.

The Fund is also subject to the risk that any or all of its fixed income market segments may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no performance information for the Class A, Class B, or Class C Shares because none has commenced operations as of the date of this Prospectus.

The performance of Class A, Class B and Class C Shares will differ due to differences in expenses.

FUND FEES AND FEES AND EXPENSES

SEE PAGE 45 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TOTAL RETURN ADVANTAGE FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income as well as preservation
                                        of capital

INVESTMENT FOCUS                        Investment grade fixed income securities

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in investment grade fixed
                                        income securities, while maintaining an
                                        average dollar-weighted maturity of
                                        between four and twelve years

INVESTOR PROFILE                        Investors seeking total return with less
                                        price volatility than would be the case
                                        if the Fund were to invest in equity
                                        securities, and who are willing to
                                        accept the risks of investing in fixed
                                        income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Total Return Advantage Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in investment grade fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities such as Ginnie Maes and Fannie Maes. Fixed income securities are designed to provide a fixed rate of interest at maturity and return the principal value at the end of the term. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 15% of its assets in fixed income securities that are non-rated or rated below investment grade, sometimes known as "junk bonds." The Fund does not intend to invest in junk bonds rated by Standard & Poor's, at the time of purchase, below C or that are of equivalent quality. If a security is downgraded below C or the equivalent, the Adviser will reevaluate whether continuing to hold the security is in the best interest of the shareholders.

The Fund generally maintains an average dollar-weighted maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the full faith and credit of the United States, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                    CALENDAR YEAR TOTAL RETURN
                                    1995                18.37%
                                    1996                 2.86%
                                    1997                 8.54%
                                    1998                 8.68%
                                    1999                -3.21%

                               BEST QUARTER                 WORST QUARTER
                                 6.28%                         -2.58%
                               (6/30/95)                      (3/31/96)

The Fund's performance from January 1, 2000 to June 30, 2000 was 4.39%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN U.S. GOVERNMENT/CREDIT INDEX.

CLASS A SHARES                                                 1 YEAR         5 YEARS            SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------
ARMADA TOTAL RETURN ADVANTAGE FUND                             -3.21%         6.81%                   6.24%(1)
LEHMAN U.S. GOVERNMENT/CREDIT INDEX(3)                         -2.15%         7.60%                   6.88%(2)

(1)Since September 6, 1994.
(2)Since August 31, 1994.
(3)The Lehman U.S. Government/Credit Index (formerly, the U.S.
government/Corporate Index) is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.

FUND FEES AND EXPENSES

SEE PAGE 45 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA U.S. GOVERNMENT INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income as well as preservation
                                        of capital

INVESTMENT FOCUS                        Mortgage-backed securities

SHARE PRICE VOLATILITY                  Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in mortgage-related securities
                                        issued or guaranteed by the U.S.
                                        government

INVESTOR PROFILE                        Investors seeking current income, and
                                        who are willing to accept the risks of
                                        investing in fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada U.S. Government Income Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in U.S. government securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The types of U.S. government securities include mortgage-related securities, and Treasury bills, notes and bonds. The Fund may invest up to 20% of the value of its total assets in mortgage-related debt securities and preferred stock of non-governmental issuers and the same proportion of its total assets in non-governmental asset backed securities. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

This bar chart shows the performance of the Fund's Class A Shares from year to year. On June 10, 2000 the Parkstone U.S. Government Income Fund was reorganized into the similarly managed Armada U.S. Government Income Fund. Performance information before June 10, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                                   CALENDAR YEAR TOTAL RETURN
                                   1993                 7.41%
                                   1994                -0.70%
                                   1995                13.50%
                                   1996                 4.54%
                                   1997                 7.87%
                                   1998                 6.83%
                                   1999                 0.95%


                                 Page 65 of 150

                               BEST QUARTER                 WORST QUARTER
                                 3.88%                        -1.13%
                               (6/30/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 3.22%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX.

CLASS A SHARES                                      1 YEAR          5 YEARS           SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
ARMADA U.S. GOVERNMENT INCOME FUND                  0.95%           6.66%                  5.62%(1)
LEHMAN MORTGAGE-BACKED SECURITIES INDEX(2)          1.85%           7.98%                  6.47%(2)

CLASS B SHARES                                      1 YEAR          5 YEARS            SINCE INCEPTION
--------------------------------------------------------------------------------------------------------
ARMADA U.S. GOVERNMENT INCOME FUND                  0.20%           5.90%                  4.62%(3)
LEHMAN MORTGAGE-BACKED SECURITIES INDEX(5)          1.85%           7.98%                  6.23%(4)

(1)Since November 12, 1992.
(2)Since October 31, 1992.
(3)Since February 4, 1994.
(4)Since January 31, 1994.
(5)The Lehman Mortgage-Backed Securities Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of mortgage-backed securities issued by GNMA, FHLMC, and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.

FUND FEES AND EXPENSES

SEE PAGE 45 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

FUND FEES AND EXPENSES OF THE ARMADA FIXED INCOME FUNDS

THIS TABLE DESCRIBES THE SHAREHOLDER FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE RESPECTIVE FUNDS.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                               Bond Fund                        GNMA Fund                  Intermediate Bond Fund
                     Class A    Class B    Class C    Class A    Class B    Class C     Class A    Class B    Class C
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales        4.75%       None       None      4.75%       None        None       4.75%      None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None      5.00%(2)   1.00%(3)    None      5.00%(2)    1.00%(3)    None      5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None       None       None        None       None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other
Distributions (as
a percentage of
offering price)

Redemption Fee        None       None       None       None       None        None       None       None       None
(as a percentage
of amount
redeemed, if
applicable)

Exchange Fee          None       None       None       None       None        None       None       None       None

                      Limited Maturity Bond Fund       Strategic Income Bond Fund*       Total Return Advantage Fund
                     Class A    Class B    Class C    Class A    Class B    Class C     Class A    Class B    Class C
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales        2.75%       None       None      4.75%       None        None       4.75%      None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None      5.00%(2)   1.00%(3)    None      5.00%(2)    1.00%(3)     None     5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None       None       None        None       None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other
Distributions (as
a percentage of
offering price)

Redemption Fee        None       None       None       None       None        None       None       None       None
(as a percentage of


                                 Page 67 of 150

amount redeemed,
if applicable)

Exchange Fee          None       None       None       None       None        None       None       None       None

                      U.S. Government Income Fund
                     Class A    Class B    Class C
-----------------------------------------------------
Maximum Sales        4.75%       None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None      5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other
Distributions (as
a percentage of
offering price)

Redemption Fee        None       None       None
(as a percentage
of amount
redeemed, if
applicable)

Exchange Fee          None       None       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Class A Shares(4)

                                                                                        Limited  Maturity  Strategic Income Bond
                    Bond Fund           GNMA Fund               Intermediate Bond Fund  Bond Fund          Fund
--------------------------------------------------------------------------------------------------------------------------------
Investment          0.55%               0.55%                   0.55%                   0.45%              0.75%
Advisory Fees
Distribution and    0.10%               0.10%                   0.10%                   0.10%              0.10%
Service (12b-1)
Fees
Other Expenses      0.39%               0.46%                   0.39%                   0.29%              0.45%(7)
                    -----               -----                   -----                   -----              -------
Total Annual Fund   1.04%(5)            1.11%(5)                1.04%(6)                0.84%(6)           1.30%(8)
Operating Expenses

                    Total Return        U.S. Government Income
                    Advantage Fund      Fund
--------------------------------------------------------------
Investment          0.55%               0.55%
Advisory Fees
Distribution and    0.10%               0.10%
Service (12b-1)
Fees
Other Expenses      0.37%               0.43%
                    -----               -----
Total Annual Fund   1.02%(6)            1.08%(9)
Operating Expenses

Class B Shares(4)

                                                                                        Limited Maturity  Strategic Income Bond
                    Bond Fund           GNMA Fund               Intermediate Bond Fund  Fund Bond         Fund
--------------------------------------------------------------------------------------------------------------------------------
Investment          0.55%               0.55%                   0.55%                   0.45%             0.75%
Advisory Fees
Distribution and    1.00%               1.00%                   1.00%                   0.85%             1.00%
Service (12b-1)
Fees
Other Expenses      0.14%               0.21%                   0.14%                   0.34%             0.20%(7)
                    -----               -----                   -----                   -----             -------
Total Annual Fund   1.69%               1.76%                   1.69%(6)                1.64%(6)          1.95%(8)
Operating Expenses

                    Total Return        U.S. Government Income
                    Advantage Fund      Fund
--------------------------------------------------------------
Investment          0.55%               0.55%
Advisory Fees
Distribution and    1.00%               1.00%
Service (12b-1)
Fees
Other Expenses      0.12%               0.18%
                    -----               -----
Total Annual Fund   1.67%(6)            1.73%(9)
Operating Expenses


                                 Page 69 of 150

Class C Shares(4)

                                                                                        Limited Maturity  Strategic Income Bond
                    Bond Fund           GNMA Fund               Intermediate Bond Fund  Bond Fund         Fund
--------------------------------------------------------------------------------------------------------------------------------
Investment          0.55%               0.55%                   0.55%                   0.45%             0.75%
Advisory Fees
Distribution and    1.00%               1.00%                   1.00%                   1.00%             1.00%
Service (12b-1)
Fees
Other Expenses      0.14%               0.21%                   0.14%                   0.19%             0.20%(7)
                    -----               -----                   -----                   -----             -------
Total Annual Fund   1.69%               1.76%                   1.69%(6)                1.64%(6)          1.95%(8)
Operating Expenses

                    Total Return        U.S. Government Income
                    Advantage Fund      Fund
--------------------------------------------------------------
Investment          0.55%               0.55%
Advisory Fees
Distribution and    1.00%               1.00%
Service (12b-1)
Fees
Other Expenses      0.12%               0.18%
                    -----               -----
Total Annual Fund   1.67%(6)            1.73%(9)
Operating Expenses

*The Strategic Income Bond Fund had not commenced operations as of the date of this Prospectus.
(1)This sales charge varies depending upon how much you invest. See "Sales Charges."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
(3)A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
(4)The Trust has implemented plans imposing shareholder servicing fees with respect to Class A, Class B and Class C Shares of each Fund. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for the payment of up to 0.25%
(on an annualized basis) of the net asset value of such Class A, Class B or Class C Shares of the Funds (with the exception of the Class A and Class B Shares of the Limited Maturity Bond Fund which pays 0.10%. Shareholder servicing fees paid by Class A Shares are included in Other Expenses and Fees paid by Class B and Class C Shares are included in Distribution and Service (12b-1) Fees in the table above. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information.
(5)Each of these Funds' total actual annual operating expenses for Class A, Class B and Class C Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A, Class B and Class C Shares were, respectively:

Bond Fund                            0.98%
GNMA Fund                            1.05%

The Distributor expects to continue these waivers so that total operating expenses for Class A Shares for the current fiscal year will be as follows. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

Bond Fund                            0.99%
GNMA Fund                            1.06%

(6)Each of these Funds' total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amounts shown above because the Distributor waived a portion of the fees in order to keep total operating expenses for Class A Shares at a specified level. With these fee waivers, the Fund's actual total operating expenses for Class A Shares were, respectively:

Intermediate Bond Fund               0.83%                   1.54%                  1.54%
Limited Maturity Bond Fund           0.64%                   1.52%                  1.52%
Total Return Advantage Fund          0.73%                   1.46%                   N/A

The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A, Class B and Class C Shares for the current fiscal year will be as follows. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

Intermediate Bond Fund               0.84%                  1.54%                   1.54%
Limited Maturity Bond Fund           0.66%                  1.54%                   1.54%
Total Return Advantage Fund          0.74%                  1.47%                   1.47%

(7)Other expenses for the Strategic Income Bond Fund are based on estimated amounts for the current fiscal year.
(8)The Distributor plans to waive a portion of its fees for the current fiscal year. The Distributor may revise or cancel this expense limitation at any time and will notify you of any material change.


(9)The Adviser and Distributor each expect to waive fees for the U.S. Government Income Fund so that total operating expenses for Class A, Class B and Class C Shares for the current fiscal year will be 1.03%, 1.73% and 1.73%, respectively. These fee waivers remain in effect as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.
*Estimated

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

These Examples are intended to help you compare the cost of investing in the Armada Fixed Income Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in a Fund would be:

----------------------------------------------------------------------------------------------------------------------
                             1 YEAR                3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------------------------------
Bond Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $576                  $790                  $1,022                   $1,686
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $672                  $933                  $1,118                   $1,823
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $172                  $533                    $918                   $1,823
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $272                  $533                    $918                   $1,998
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $172                  $533                    $918                   $1,998
----------------------------------------------------------------------------------------------------------------------
GNMA Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $583                  $811                  $1,058                   $1,762
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $679                  $954                  $1,154                   $1,900
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $179                  $554                    $954                   $1,900
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $279                  $554                    $954                   $2,073
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $179                  $554                    $954                   $2,073
----------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $576                  $790                  $1,022                   $1,686
----------------------------------------------------------------------------------------------------------------------


                                 Page 71 of 150

----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $672                  $933                  $1,118                   $1,825
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $172                  $533                    $918                   $1,825
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $272                  $533                    $918                   $1,998
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $172                  $533                    $918                   $1,998
----------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond
Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $358                  $536                    $728                   $1,284
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $667                  $917                  $1,092                   $1,728
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $167                  $517                    $892                   $1,728
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $267                  $517                    $892                   $1,944
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $167                  $517                    $892                   $1,944
----------------------------------------------------------------------------------------------------------------------
Strategic Income Bond
Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $601                  $868                    N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $698                $1,102                    N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $198                  $612                    N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $298                  $612                    N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $198                  $612                    N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
Total Return Advantage
Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $574                  $784                  $1,011                   $1,667
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $670                  $926                  $1,107                   $1,802
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $170                  $526                    $907                   $1,802
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $270                  $526                    $907                   $1,976
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $170                  $526                    $907                   $1,976
----------------------------------------------------------------------------------------------------------------------
U.S. Government Income
Fund
----------------------------------------------------------------------------------------------------------------------
  Class A Shares             $580                  $802                  $1,042                   $1,730
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $676                  $945                  $1,139                   $1,867
----------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $176                  $545                    $939                   $1,867
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $276                  $545                    $939                   $2,041
----------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $176                  $545                    $939                   $2,041
----------------------------------------------------------------------------------------------------------------------

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

ARMADA MICHIGAN MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from federal
                                        income tax and, to the extent possible,
                                        from Michigan personal income tax, as is consistent with conservation of capital

INVESTMENT FOCUS                        Michigan tax exempt securities

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in municipal obligations that
                                        pay interest that is exempt from federal and Michigan state income taxes

INVESTOR PROFILE                        Investors seeking tax exempt current
                                        income, and who are willing to accept
                                        moderate share price volatility

PRINCIPAL INVESTMENT STRATEGIES

The Armada Michigan Municipal Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital. Such income may be subject to the federal alternative minimum tax when received by certain shareholders. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan state income, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (Michigan municipal securities). The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund will normally invest at least 80% of the value of its total assets in Michigan municipal securities. However, some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents. The Fund may invest up to 100% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax.

The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of its shareholders. The Fund ordinarily will maintain a dollar-weighted average portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that tax free municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in Michigan subjects the Fund to economic and governmental policies of that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

This bar chart shows the performance of the Fund's Class A Shares from year to year. On June 10, 2000 the Parkstone Michigan Municipal Bond Fund was reorganized into the similarly managed Armada Michigan Municipal Bond Fund. Performance information before June 10, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                                     CALENDAR YEAR TOTAL RETURN
                                     1991                 9.78%
                                     1992                 6.98%
                                     1993                 9.67%
                                     1994                -3.00%
                                     1995                13.24%
                                     1996                 2.84%
                                     1997                 6.93%
                                     1998                 4.76%
                                     1999                -1.60%

                               BEST QUARTER                 WORST QUARTER
                                 5.19%                        -3.27%
                               (3/31/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.95%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.

CLASS A SHARES                                       1 YEAR           5 YEARS           SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
ARMADA MICHIGAN MUNICIPAL BOND FUND                  -1.60%           5.12%                 5.44%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(5)                -0.14%           6.36%                 6.65%(2)

CLASS B SHARES                                       1 YEAR           5 YEARS           SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
ARMADA MICHIGAN MUNICIPAL BOND FUND                  -2.33%           4.38%                 2.91%(3)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(5)                -0.14%           6.36%                 4.67%(4)

(1)Since July 2,1990.
(2)Since June 30, 1990.
(3)Since February 4, 1994.
(4)Since January 31, 1994.
(5)The Lehman Seven Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

SEE PAGE 56 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA NATIONAL TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from federal
                                        income tax as is consistent with
                                        conservation of capital

INVESTMENT FOCUS                        Municipal securities

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in municipal obligations that
                                        pay interest that is exempt from federal income tax

INVESTOR PROFILE                        Investors seeking tax exempt current
                                        income, and who are willing to accept
                                        moderate share price volatility

PRINCIPAL INVESTMENT STRATEGIES

The Armada National Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its net assets in debt securities that generate income exempt from federal income tax. However, Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains. The Fund may invest up to 20% of its total assets in private activity bonds, the income of which may be treated as a specific tax preference item under the federal alternative minimum tax.

The Fund invests in municipal securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests only in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by a major rating agency. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain a dollar-weighted average effective maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is also subject to the risk that tax exempt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                     CALENDAR YEAR TOTAL RETURN
                                     1990                 4.65%
                                     1991                 8.45%
                                     1992                 9.74%
                                     1993                11.76%
                                     1994                -4.58%
                                     1995                14.05%
                                     1996                -1.07%
                                     1997                 6.57%
                                     1998                 5.85%
                                     1999                -0.91%

                               BEST QUARTER                 WORST QUARTER
                                 5.44%                        -4.13%
                               (3/31/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 3.13%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX.

CLASS A SHARES                                    1 YEAR           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------
ARMADA NATIONAL TAX EXEMPT BOND FUND              -0.91%           4.75%           5.29%
LEHMAN 7 YEAR MUNICIPAL BOND INDEX                -0.14%           6.36%           6.60%
LEHMAN 10 YEAR MUNICIPAL BOND INDEX(2)            -1.24%           7.12%           7.10%

(1)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January
1984. The Fund changed to this index as its benchmark because it better reflects the range of maturities within the Fund's portfolio than the Lehman
10 Year Municipal Bond Index, the Fund's prior benchmark.
(2)The Lehman 10 Year Municipal Bond Index is a broad based return index. The bonds are all investment grade, fixed rate with maturities of 9-12 years and are selected from issues larger than $50 million dated since January 1984.

The performance of the Armada National Tax Exempt Bond Fund for the period prior to June 22, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the National Tax Exempt Bond Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the National Tax Exempt Bond Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the National Tax Exempt Bond Fund's commencement of operations, on June 22, 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the National Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct from the National Tax Exempt Bond Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

FUND FEES AND EXPENSES

SEE PAGE 56 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA OHIO TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from federal
                                        income and, to the extent possible, Ohio personal income taxes, consistent with conservation of capital

INVESTMENT FOCUS                        Ohio municipal securities

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in municipal obligations that
                                        pay interest that is exempt from federal income and Ohio personal income taxes

INVESTOR PROFILE                        Investors seeking total return and who
                                        are willing to accept some risks of
                                        price volatility

PRINCIPAL INVESTMENT STRATEGIES

The Armada Ohio Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with the conservation of capital. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income and Ohio personal income taxes (Ohio municipal securities). However, some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents. The Fund may invest up to 20% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain an average weighted effective maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that tax exempt municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investing in securities of issuers located in Ohio subjects the Fund to economic and government policies of that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B or Class C Shares because Class B Shares have not yet commenced operations and Class C Shares has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                     CALENDAR YEAR TOTAL RETURN
                                     1992                 6.82%
                                     1993                10.14%
                                     1994                -4.19%
                                     1995                13.37%
                                     1996                 3.92%
                                     1997                 7.35%
                                     1998                 5.25%
                                     1999                -1.14%

                               BEST QUARTER                 WORST QUARTER
                                 5.04%                        -4.89%
                               (3/31/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 3.01%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.

CLASS A SHARES                                              1 YEAR         5 YEARS         SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
ARMADA OHIO TAX EXEMPT BOND FUND                            -1.14%         5.65%                5.31%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(3)                       -0.14%         6.36%                6.41%(2)

(1)Since April 15, 1991.
(2)Since March 31, 1991.
(3)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

SEE PAGE 56 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from both regular
                                        federal income tax and, to the extent
                                        possible, Pennsylvania personal income
                                        tax as is consistent with conservation
                                        of capital

INVESTMENT FOCUS                        Pennsylvania municipal securities

SHARE PRICE VOLATILITY                  Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in municipal obligations that
                                        pay interest that is exempt from federal income and Pennsylvania personal income taxes

INVESTOR PROFILE                        Investors seeking tax exempt current
                                        income, and who are willing to accept
                                        moderate share price volatility

PRINCIPAL INVESTMENT STRATEGIES

The Armada Pennsylvania Municipal Bond Fund's investment objective is to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its net assets in debt securities issued by the Commonwealth of Pennsylvania, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income and Pennsylvania personal income taxes (Pennsylvania municipal securities). However, some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

The Fund may invest up to 100% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain an average weighted portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that tax free municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in Pennsylvania subjects the Fund to economic conditions and government policies within that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B or Class C Shares because Class B Shares have not yet commenced operations and Class C Shares has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                      CALENDAR YEAR TOTAL RETURN
                                      1997                 6.83%
                                      1998                 5.62%
                                      1999                -1.05%

                               BEST QUARTER                 WORST QUARTER
                                 2.88%                        -1.85%
                               (9/30/98)                    (6/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.95%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.

CLASS A SHARES                                              1 YEAR         SINCE INCEPTION
--------------------------------------------------------------------------------------------
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND                     -1.05%             4.26%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(3)                       -0.14%             5.12%(2)

(1)Since September 11, 1996.
(2)Since August 31, 1996.
(3)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

SEE PAGE 56 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

FUND FEES AND EXPENSES OF THE ARMADA TAX FREE BOND FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE RESPECTIVE FUNDS.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     Michigan Municipal Bond Fund     National Tax Exempt Bond Fund       Ohio Tax Exempt Bond Fund
                     Class A    Class B    Class C    Class A    Class B    Class C     Class A    Class B    Class C
------------------------------------------------------------------------------------------------------------------------
Maximum Sales        4.75%       None       None      4.75%       None        None      3.00%       None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None      5.00%(2)   1.00%(3)    None      5.00%(2)    1.00%(3)    None      5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None       None       None        None       None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other
Distributions (as
a percentage of
offering price)

Redemption Fee        None       None       None       None       None        None       None       None       None
(as a percentage
of amount
redeemed, if
applicable)

Exchange Fee          None       None       None       None       None        None       None       None       None

                    Pennsylvania Municipal Bond Fund
                     Class A    Class B    Class C
----------------------------------------------------
Maximum Sales        3.00%       None       None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred      None      5.00%(2)   1.00%(3)
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales         None       None       None
Charge (Load)
Imposed on
Reinvested
Dividends and
other
Distributions (as
a percentage of
offering price)

Redemption Fee        None       None       None
(as a percentage
of amount
redeemed, if
applicable)

Exchange Fee          None       None       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Class A Shares(4)

                                                       National Tax Exempt    Ohio Tax Exempt Bond     Pennsylvania Municipal
                        Michigan Municipal Bond Fund   Bond Fund              Fund                     Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Investment Advisory     0.55%                          0.55%                  0.55%                    0.55%
Fees
Distribution and        0.10%                          0.10%                  0.10%                    0.10%
Service (12b-1) Fees
Other Expenses          0.28%                          0.26%                  0.25%                    0.29%
                        -----                          -----                  -----                    -----
Total Annual Fund       0.93%(5)                       0.91%(6)               0.90%(6)                 0.94%(6)
Operating Expenses(5)

Class B Shares(4)

                                                      National Tax Exempt    Ohio Tax Exempt Bond     Pennsylvania Municipal
                        Michigan Municipal Bond Fund  Bond Fund              Fund                     Bond Fund
----------------------------------------------------------------------------------------------------------------------------- -
Investment Advisory     0.55%                         0.55%                  0.55%                    0.55%
Fees
Distribution and        0.85%                         0.85%                  0.85%                    0.85%
Service (12b-1) Fees
Other Expenses          0.18%                         0.16%                  0.15%                    0.19%
                        -----                         -----                  -----                    -----
Total Annual Fund       1.58%(5)                      1.56%(6)               1.55%                    1.59%
Operating Expenses(5)

Class C Shares(4)

                                                       National Tax Exempt    Ohio Tax Exempt Bond     Pennsylvania Municipal
                        Michigan Municipal Bond Fund   Bond Fund              Fund                     Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Investment Advisory     0.55%                          0.55%                  0.55%                    0.55%
Fees
Distribution and        1.00%                          1.00%                  1.00%                    1.00%
Service (12b-1) Fees
Other Expenses          0.18%                          0.16%                  0.15%                    0.19%
                        -----                          -----                  -----                    -----
Total Annual Fund       1.73%                          1.71%(6)               1.70%                    1.74%(6)
Operating Expenses

(1)This sales charge varies depending upon how much you invest. See "Sales Charges."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
(3)A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

(4)The Trust has implemented plans imposing shareholder servicing fees with respect to Class A, Class B and Class C Shares of each Fund. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B or Class C Shares in consideration for the payment of up to .10% (on an annualized basis) of the net asset value of such Class A or Class B Shares of the Funds and .25% of the net asset value of Class C Shares. Shareholder servicing fees paid by Class A Shares are included in Other Expenses and fees paid by Class B and Class C Shares are included in Distribution and Service (12b-1) Fees in the table above. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information.

(5)The Adviser and Distributor each expects to waive fees for the Michigan Municipal Bond Fund so that total operating expenses for Class A, Class B and Class C Shares will be 0.72%, 1.42% and 1.73%, respectively. These fee waivers remain in place as of the date of the prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.
(6)Each of these Funds' total actual annual operating expenses for the Class A, Class B and Class C Shares, as applicable, for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, the Fund's actual total operating expenses for Class A, Class B and Class C Shares were, respectively:

National Tax Exempt Bond Fund     0.63%    1.34%    1.49%
Ohio Tax Exempt Bond Fund         0.61%    N/A      N/A
Pennsylvania Municipal Bond Fund  0.63%    N/A      1.51%

The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A, Class B and Class C Shares, as applicable, for the current fiscal year will be as follows. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

National Tax Exempt Bond Fund                      0.71%  1.41%   1.56%
Ohio Tax Exempt Bond Fund                          0.70%  1.40%   1.55%
Pennsylvania Municipal Bond Fund                   0.71%  1.44%   1.59%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

These Examples are intended to help you compare the cost of investing in the Armada Tax Free Bond Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in a Fund would be:

-------------------------------------------------------------------------------------------------------------------
                             1 YEAR                3 YEARS                 5 YEARS                10 YEARS
-------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond
Fund
-------------------------------------------------------------------------------------------------------------------
  Class A Shares             $565                  $757                    $965                   $1,564
-------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $661                  $899                  $1,060                   $1,702
-------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $161                  $499                    $860                   $1,702
-------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $276                  $545                    $939                   $2,041
-------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $176                  $545                    $939                   $2,041
-------------------------------------------------------------------------------------------------------------------
National Tax Exempt Bond
Fund
-------------------------------------------------------------------------------------------------------------------
  Class A Shares             $565                  $751                    $955                   $1,541
-------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $659                  $893                  $1,050                   $1,680
-------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $159                  $493                    $850                   $1,680
-------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $274                  $539                    $928                   $2,019
-------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $174                  $539                    $928                   $2,019
-------------------------------------------------------------------------------------------------------------------
Ohio Tax Exempt Bond
Fund
-------------------------------------------------------------------------------------------------------------------
  Class A Shares             $389                  $578                    $784                   $1,375
-------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $658                  $890                  $1,045                   $1,669
-------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $158                  $490                    $845                   $1,669
-------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $273                  $536                    $923                   $2,009
-------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $173                  $536                    $923                   $2,009
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund
-------------------------------------------------------------------------------------------------------------------
  Class A Shares             $393                  $591                    $804                   $1,420
-------------------------------------------------------------------------------------------------------------------
  Class B Shares(1)          $662                  $902                  $1,066                   $1,713
-------------------------------------------------------------------------------------------------------------------
  Class B Shares(2)          $162                  $502                    $866                   $1,713
-------------------------------------------------------------------------------------------------------------------
  Class C Shares(1)          $277                  $548                    $944                   $2,052
-------------------------------------------------------------------------------------------------------------------
  Class C Shares(2)          $177                  $548                    $944                   $2,052
-------------------------------------------------------------------------------------------------------------------

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT RISK

The following chart indicates the specific risks associated with each of the funds. A description of these risks can be found on the following pages.

EQUITY RISK-- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada Equity Index Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund

CONVERTIBLE SECURITIES RISK -- Convertible securities have characteristics of both fixed income and equity securities. Fund The value of the convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada Strategic Income Bond Fund

FIXED INCOME RISK-- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund
Armada Michigan Municipal Bond Fund
Armada National Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund

CALL RISK -- During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund
Armada Michigan Municipal Bond Fund
Armada National Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund

CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.

Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund
Armada Michigan Municipal Bond Fund
Armada National Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund

EVENT RISK -- Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada Michigan Municipal Bond Fund
Armada National Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund

HIGH-YIELD, LOWER RATED SECURITIES RISK (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:

Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund

- High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

- The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

- Market prices for high-yield, lower rated securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

- The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.


MUNICIPAL ISSUER RISK-- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Armada Michigan Municipal Bond Fund
Armada National Tax Exempt Bond Fund
Armada Ohio Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund

In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Armada Michigan Municipal Bond Fund
Armada Ohio Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund

ASSET-BACKED SECURITIES RISK -- Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

FOREIGN SECURITY RISKS-- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

CURRENCY RISK -- Investments in foreign securities denominated in foreign currencies involve additional risks, including:

- The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.
- A Fund may incur substantial costs in connection with conversions between various currencies.
- A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.
- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

HEDGING RISK -- Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.
- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.
- There may not be a liquid secondary market for a futures contract or option.
- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada Equity Index Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

LEVERAGING RISK -- Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

- A fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.
- There may be an imperfect or no correlation between the changes in market value of the securities held by a fund and the prices of futures and options on futures.
- Although the funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the funds may be unable to close out their futures or options contracts at a time which is advantageous.
- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada Equity Index Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

In addition, the following leveraged instruments are subject to certain specific risks:

DERIVATIVES RISK -- The Funds use derivatives to attempt to achieve their investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Funds hold cash or U.S. government securities.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada Equity Index Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

FUTURES RISK -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada Equity Index Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

OPTIONS RISK -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

Armada Core Equity Fund
Armada Equity Growth Fund
Armada Equity Income Fund
Armada International Equity Fund
Armada Large Cap Ultra Fund
Armada Mid Cap Growth Fund
Armada Small Cap Growth Fund
Armada Small Cap Value Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada Bond Fund
Armada GNMA Fund
Armada Limited Maturity Bond Fund
Armada Strategic Income Bond Fund
Armada Total Return Advantage Fund
Armada U.S. Government Income Fund

Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK -- Short sales are transactions in which a Fund sells a security it does not own. To complete a short sale, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund.

Armada Mid Cap Growth Fund
Armada Tax Managed Equity Fund
Armada Balanced Allocation Fund
Armada GNMA Fund
Armada U.S. Government Income Fund

REAL ESTATE INVESTING RISK -- The Fund's investments in the securities of real estate investment trusts (REITs) and companies principally engaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

Armada Equity Income Fund
Armada Mid Cap Growth Fund
Armada Small Cap Value Fund
Armada Intermediate Bond Fund
Armada Limited Maturity Bond Fund

REGIONAL RISK -- To the extent that a Fund's investments are focused in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

Armada Michigan Municipal Bond Fund
Armada Ohio Tax Exempt Bond Fund
Armada Pennsylvania Municipal Bond Fund

TRACKING ERROR RISK -- Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to its index.

Armada Equity Index Fund

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic, market, political or other conditions, or for other temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term high quality debt instruments that would not ordinarily be consistent with a Fund's principal investment strategies, which may prevent the Fund from achieving its investment objective. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for achieving a Fund's investment objective. Of course, the Trust cannot guarantee that any Fund will achieve its investment goal.

The Trust has applied for an order from the SEC that, if granted, would allow the non-money market funds offered by the Trust to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A non-money market fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Investment Adviser oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described on page [ ]).

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company ("IMC"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Funds. On June 30, 2000, IMC had approximately $25.6 billion in assets under management.

IMC utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team. In the case of the Armada Core Equity and the Armada Total Return Advantage Funds, National Asset Management Corporation ("NAM"), with its principal offices at 101 South Fifth St., 5th Floor, Louisville, KY 40202, serves as Sub-Adviser and manages these funds on a day-to-day basis. NAM selects, buys and sells the securities of these Funds under the supervision of the Adviser and the Board of Trustees.

The table below shows the IMC management teams responsible for each fund as well as the advisory fees IMC received for each fund for the fiscal period ended May 31, 2000.

--------------------------------------------------------------------------------------------------------------------------
                                                                                          ADVISORY FEES PAID AS A
                                                                                      PERCENTAGE OF AVERAGE NET ASSETS
                                              MANAGEMENT TEAM/                         FOR THE FISCAL YEAR ENDED MAY
FUND NAME                                     INVESTMENT ADVISER                                   31, 2000
--------------------------------------------------------------------------------------------------------------------------
                                              National Asset Management
Core Equity Fund                              Corporation (sub-adviser)                             0.75%
--------------------------------------------------------------------------------------------------------------------------
Equity Growth Fund                            Equity Large Cap Core/Diversified                     0.75%
                                              Growth Team
--------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                            Equity Value Team                                     0.75%
--------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                             Equity Team                                           0.19%(1)
--------------------------------------------------------------------------------------------------------------------------
International Equity Fund                     International Equity Team                             1.15%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Ultra Fund                          Equity Large Cap Ultra Growth Team                    0.75%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                           Small and Mid Cap Growth Team                         1.00%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                         Small and Mid Cap Growth Team                         1.00%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                          Equity Value Team                                     1.00%
--------------------------------------------------------------------------------------------------------------------------
Tax Managed Equity Fund                       Equity Large Cap Core/Diversified                     0.75%
                                              Growth Team
--------------------------------------------------------------------------------------------------------------------------
Balanced Allocation Fund                      Equity and Fixed Income Teams                         0.75%
--------------------------------------------------------------------------------------------------------------------------
Bond Fund                                     Taxable Fixed Income Team                             0.55%
--------------------------------------------------------------------------------------------------------------------------
GNMA Fund                                     Taxable Fixed Income Team                             0.55%
--------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund                        Taxable Fixed Income Team                             0.40%
--------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Fund                    Taxable Fixed Income Team                             0.35%
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                    Taxable Fixed Income Team                             0.75%(2)
--------------------------------------------------------------------------------------------------------------------------
                                              National Asset Management
Total Return Advantage Fund                   Corporation (sub-adviser)                             0.35%
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                   Taxable Fixed Income Team                             0.55%
--------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                  Tax Exempt Fixed Income Team                          0.55%
--------------------------------------------------------------------------------------------------------------------------
National Tax Exempt Bond Fund                 Tax Exempt Fixed Income Team                          0.33%(1)
--------------------------------------------------------------------------------------------------------------------------
Ohio Tax Exempt Bond Fund                     Tax Exempt Fixed Income Team                          0.33%(1)
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund              Tax Exempt Fixed Income Team                          0.34%(1)

(1)Adviser fee or waiver changed during the period.
(2)The Strategic Income Bond Fund had not yet commenced operations as of the date of this Prospectus. The fee shown represents the contractual advisory fee rate that the Fund will pay the Adviser.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A, Class B and Class C Shares of the Funds.

The classes have different expenses and other characteristics.

          CLASS A SHARES
          -    LOW 12B-1 FEES
          -    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM

          CLASS B SHARES (EXCHANGE ONLY FROM AN ARMADA NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM)
          -    CONTINGENT DEFERRED SALES CHARGE
          -    HIGHER 12B-1 FEES THAN CLASS A
          -    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
          -    CONVERTS TO CLASS A SHARES AFTER THE EIGHTH YEAR

          CLASS C SHARES
          -    CONTINGENT DEFERRED SALES CHARGE
          -    HIGHER 12B-1 FEES THAN CLASS A
          -    $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
          -    DOES NOT CONVERT TO ANY OTHER CLASS

For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50.

Class A and Class B Shares are for individual and corporate investors and retirement plans. Class C Shares are for individual investors and retirement plans.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-    Internet
-    Telephone
-    Mail
-    Automated Clearing House (ACH), or
-    Wire

To purchase shares directly from us, please log on to our website at www.armadafunds.com, or call 1-800-622-FUND (3863). To set up a new account with a different registration, complete and send in an Armada Funds New Account application. You may complete the application directly online through the Armada Website. Please print, sign and mail when finished or, you may call 1-800-622-FUND (3863) to obtain an application. Unless you arrange to pay by wire or ACH, write your check, payable in U.S. dollars, to "Armada Funds (Fund name)." The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

To purchase shares by wire, call 1-800-622-FUND (3863) to set up your account to accommodate wire transactions and to receive a wire control number to be included in the body of the wire. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve system with same-day availability) should be wired to:

State Street Bank and Trust Company
ABA #011000028
Account
(Account Registration)
(Account Number)
(Wire Control Number)
Note:  Your bank may charge you a fee for this service.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

Your investment representative is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Funds by the time they price their shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge. Daily NAV is calculated for each of the Funds each Business Day at 4:00 p.m. Eastern time, the regularly-scheduled close of normal trading on the New York Stock Exchange. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order by the above listed deadlines and federal funds (readily available funds) before 2:00 p.m. Eastern time the following day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Fund's investments may change on days when you cannot buy or sell shares of the Fund.

PLANNED INVESTMENT PROGRAM

With a $50 minimum initial investment and if you have a checking or savings account with a bank, you may purchase Class A, Class B or Class C Shares automatically through regular deductions from your account in amounts of at least $50 per month.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

CORE EQUITY, EQUITY GROWTH, EQUITY INCOME, INTERNATIONAL EQUITY, LARGE CAP ULTRA, MID CAP GROWTH, SMALL CAP GROWTH, SMALL CAP VALUE AND TAX MANAGED EQUITY FUNDS

------------------------------------------------------------------------------------------------------------------------
                                            SALES CHARGE AS A % OF                              DEALERS' REALLOWANCE AS
                                              OFFERING PRICE PER       AS A % OF NET ASSET       A % OF OFFERING PRICE
If your Investment is:                             SHARE                 VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
Less than $25,000                                   5.50                       5.80                      5.25
------------------------------------------------------------------------------------------------------------------------
$25,000 but less than $50,000                       5.25                       5.50                      5.00
------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                      4.75                       5.00                      4.50
------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                     3.75                       3.90                      3.50
------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                     3.00                       3.10                      2.75
------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                   2.00                       2.00                      1.75
------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                  0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------

BALANCED ALLOCATION, BOND, GNMA, INTERMEDIATE BOND, STRATEGIC INCOME BOND FUND,
TOTAL RETURN ADVANTAGE, U.S. GOVERNMENT INCOME, MICHIGAN MUNICIPAL BOND AND
NATIONAL TAX EXEMPT BOND FUNDS

------------------------------------------------------------------------------------------------------------------------
                                            SALES CHARGE AS A % OF                              DEALERS' REALLOWANCE AS
                                              OFFERING PRICE PER       AS A % OF NET ASSET       A % OF OFFERING PRICE
If your Investment is:                             SHARE                 VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                   4.75                       5.00                      4.50
------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                      4.00                       4.20                      3.75
------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                     3.75                       3.90                      3.50
------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                     2.50                       2.80                      2.25
------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                   2.00                       2.00                      1.75
------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                  0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND FUND

------------------------------------------------------------------------------------------------------------------------
                                            SALES CHARGE AS A % OF                              DEALERS' REALLOWANCE AS
                                              OFFERING PRICE PER       AS A % OF NET ASSET       A % OF OFFERING PRICE
If your Investment is:                             SHARE                 VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                  2.75                       2.83                      2.50
------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                     1.75                       1.78                      1.50
------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                     1.00                       1.01                      0.75
------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                   0.50                       0.50                      0.25
------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                  0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------


                                Page 105 of 150

EQUITY INDEX FUND

------------------------------------------------------------------------------------------------------------------------
                                            SALES CHARGE AS A % OF                              DEALERS' REALLOWANCE AS
                                              OFFERING PRICE PER       AS A % OF NET ASSET       A % OF OFFERING PRICE
If your Investment is:                             SHARE                 VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                  3.75                       3.90                      3.50
------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                     2.75                       2.83                      2.50
------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                     2.00                       2.04                      1.75
------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                   1.25                       1.27                      1.00
------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                  0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------

OHIO TAX EXEMPT BOND AND PENNSYLVANIA MUNICIPAL BOND FUNDS

------------------------------------------------------------------------------------------------------------------------
                                            SALES CHARGE AS A % OF                              DEALERS' REALLOWANCE AS
                                              OFFERING PRICE PER       AS A % OF NET ASSET       A % OF OFFERING PRICE
If your Investment is:                             SHARE                 VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
Less than $100,000                                  3.00                      3.09                       2.75
------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                     2.00                      2.04                       1.75
------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                     1.50                      1.52                       1.25
------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                   1.00                      1.01                       0.75
------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                  0.00                      0.00                       0.00
------------------------------------------------------------------------------------------------------------------------

With respect to purchases of $1,000,000 or more of the Funds, the Adviser may pay from its own resources a fee of 1.00% (or .25% in the case of the Limited Maturity Bond Fund) of the amount invested to the financial institution placing the purchase order. A 1.00% (or .25% in the case of the Limited Maturity Bond
Fund) sales charge will be assessed against a shareholder's Fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

- by Trustees and Officers of the Trust and their immediate families (spouse, parents, siblings, children and grandchildren);
- by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/retirement plans of NCC or any of its affiliates and their immediate families;
- by direct transfer of rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);
- by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;
- by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;
- when shares are purchased through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual

     Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption; and
-    By direct rollover from an Armada Plus Retirement Plan or Armada SIMPLE
     IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for

(i) your account
(ii) your spouse's account
(iii) a joint account with your spouse or
(iv) your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

If you do not purchase the amount of shares indicated in the Letter, the Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the time of fulfillment, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. YOU MUST NOTIFY THE FUND OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT.

CONTINGENT DEFERRED SALES CHARGES -- CLASS B AND CLASS C SHARES

You do not pay a sales charge when you purchase Class B or Class C Shares. The offering price of Class B and Class C Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class C Shares within eighteen months of purchase, you will pay a contingent deferred sales charge as described in the table below for Class B Shares or 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund or to exchanges of Class C Shares of one Fund for Class C Shares of another Fund. After eight years, your Class B Shares are converted to Class A Shares. There is no conversion feature for Class C Shares.

                                           CLASS B SHARES
                         CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF
YEARS SINCE PURCHASE               DOLLAR AMOUNT SUBJECT TO CHARGE
-----------------------------------------------------------------------------
FIRST                                           5.0%
SECOND                                          5.0%
THIRD                                           4.0%
FOURTH                                          3.0%
FIFTH                                           2.0%
SIXTH                                           NONE
SEVENTH                                         NONE
EIGHTH                                          NONE

When an investor redeems his or her Class B and Class C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B and Class C Shares are redeemed first from those Class B and Class C Shares that are not subject to the deferred sales load (i.e. Class B and Class C Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B and Class C Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class B or Class C Shares for the following reasons:
-    redemptions following the death or disability of a shareholder;
- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;
- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;
- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;
-    redemptions by a settlor of a living trust;
- redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;
-    return of excess contributions;
- redemptions following the death or disability of both shareholders in the case of joint accounts;
- exchanges of Class B Shares between Class B Shares or Class C Shares between Class C Shares, respectively of the Trust; and
- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Shares, and, for Class A Shares, is paid a servicing fee as long as you hold your shares. For Class B or C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

Holders of Class A, Class B and Class C Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day through the Internet, at www.armadafunds.com, by telephone at 1-800-622-FUND (3863) or by mail. The minimum amount for Internet and telephone redemptions is $100.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less, in the case of Class B and Class C Shares, any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your purchase, exchange or redemption and that the Fund has received the appropriate assets.

When an Investor redeems his or her Class B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those Class B Shares that are not subject to the deferred sales load (i.e., Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B Shares that have been held the longest. You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-522-FUND
(3863), or by completing an account application.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. There will be no deferred sales charge on systematic withdrawals made on Class B or Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. You may arrange for participation in this program via the Internet at www.armadafunds.com by calling 1-800-622-FUND (3863), or by completing an account application.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Fund has received the appropriate assets. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE

AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Armada Tax Managed Equity Fund may fund redemptions of $1 million or more with appreciated securities rather than cash.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day through the Internet at www.armadafunds.com, by telephone or by mail. Exchange requests into a new Fund must be for an amount of at least $500.

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing - switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling. As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may require the shareholder to redeem all Fund shares. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continue, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. Any modification to the exchange privilege will not otherwise affect your right to redeem shares. You will be provided 60 days' notice before any material action is taken. Any modification in the exchange privilege will not otherwise affect your right to redeem shares.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Armada Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an Armada Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange in this manner.

CLASS B SHARES

You may exchange Class B Shares of any Armada Fund for Class B Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

CLASS C SHARES

You may exchange Class C Shares of any Armada Fund for Class C Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS A, B AND C SHARES

The Systematic Exchange Program allows you to exchange your existing shares of an Armada money market fund for any other Armada Fund of the same class automatically, at periodic intervals. The minimum amount of each exchange is $50. Exchanging in this manner may reduce the average cost per share of a Fund.

Because purchases of Class A Shares of Funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

If you would like to enter a systematic exchange program concerning Class B or Class C Shares you must exchange them within six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan under Rule 12b-1, pursuant to the 1940 Act, that allows each Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

                                                                Class A(1)     Class B         Class C
                                                                -------        -------         -------
      Armada Core Equity Fund                                    0.05%          0.75%             0.75%
      Armada Equity Growth Fund                                  0.05%          0.75%             0.75%
      Armada Equity Income Fund                                  0.05%          0.75%             0.75%
      Armada Equity Index Fund                                  0.005%          0.75%             0.75%
      Armada International Equity Fund                           0.05%          0.75%             0.75%
      Armada Large Cap Ultra Fund                                0.05%          0.75%             0.75%
      Armada Mid Cap Growth Fund                                 0.05%          0.75%             0.75%
      Armada Small Cap Growth Fund                               0.05%          0.75%             0.75%
      Armada Small Cap Value Fund                                0.05%          0.75%             0.75%
      Armada Tax Managed Equity Fund                             0.05%          0.75%             0.75%
      Armada Balanced Allocation Fund                            0.05%          0.75%             0.75%
      Armada Bond Fund                                           0.05%          0.75%             0.75%
      Armada GNMA Fund                                           0.05%          0.75%             0.75%
      Armada Intermediate Bond Fund                              0.05%          0.75%             0.75%
      Armada Limited Maturity Bond Fund                          0.02%          0.75%             0.75%
      Armada Strategic Income Bond Fund                          0.05%(2)       0.75%(2)          0.75%(2)
      Armada Total Return Advantage Fund                         0.02%          0.75%             0.75%
      Armada U.S. Government Income Fund                         0.05%          0.75%             0.75%
      Armada Michigan Municipal Bond Fund                        0.05%          0.75%             0.75%
      Armada National Tax Exempt Bond Fund                       0.05%          0.75%             0.75%
      Armada Ohio Tax Exempt Bond Fund                           0.05%          0.75%             0.75%
      Armada Pennsylvania Municipal Bond Fund                    0.02%          0.75%             0.75%

(1)Each Fund is permitted to pay up to 0.10% for distribution fees on Class A Shares.

(2)As of the date of the Prospectus, the Strategic Income Bond Fund had not yet commenced operations. The Prospectus will be supplemented to advise prospective investors when shares of the Fund will be available for purchase. The amounts indicated are the distribution fees the Fund intends to pay upon start up of operations.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The following Funds distribute income annually:

      Armada International Equity Fund
      Armada Small Cap Growth Fund
      Armada Small Cap Value Fund

The following Funds distribute income quarterly:

      Armada Core Equity Fund
      Armada Equity Growth Fund
      Armada Equity Income Fund
      Armada Equity Index Fund
      Armada Large Cap Ultra Fund
      Armada Mid Cap Growth Fund
      Armada Tax Managed Equity Fund
      Armada Balanced Allocation Fund

The following Funds accrue income daily and distribute monthly:

      Armada Bond Fund
      Armada GNMA Fund
      Armada Intermediate Bond Fund
      Armada Limited Maturity Bond Fund
      Armada Total Return Advantage Fund
      Armada U.S. Government Income Fund
      Armada Michigan Municipal Bond Fund
      Armada National Tax Exempt Bond Fund
      Armada Ohio Tax Exempt Bond Fund
      Armada Pennsylvania Municipal Bond Fund

It is anticipated that the Armada Strategic Income Bond Fund will distribute income monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund (or an in-kind redemption), based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that the Armada International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Armada International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The Armada Michigan Municipal Bond Fund, Armada National Tax Exempt Bond Fund, Armada Ohio Tax Exempt Bond Fund, and Armada Pennsylvania Municipal Bond Fund (the "Tax Free Bond Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends will be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Free Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. The Armada Pennsylvania Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Armada Ohio Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes. The Armada Michigan Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. Shareowners should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A, Class B and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except as stated otherwise below, this information has been audited by Ernst & Young LLP, independent auditors, whose reports, along with each Fund's financial statements, are included in the annual report. The Financial Highlights of the GNMA Fund and Pennsylvania Municipal Bond Fund from each Fund's respective commencement of operations date through May 31, 1996, were audited by each Fund's former independent accountants.

In June 2000, the Parkstone Bond, Large Capitalization, U.S. Government Income, Michigan Municipal Bond, and Mid Capitalization Funds were reorganized, respectively, into the Armada Bond, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond, and Mid Cap Growth Funds. In connection with this reorganization, each of these Armada Funds adopted the financial highlights, financial statements and performance history of its corresponding acquired Parkstone Fund. The Financial Highlights for these Funds for the periods prior to the fiscal year ended May 31, 2000 were audited by PricewaterhouseCoopers LLP, former independent accountants to The Parkstone Group of Funds.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

FINANCIAL HIGHLIGHTS
ARMADA CORE EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   FOR THE YEAR ENDED MAY 31, 2000    FOR THE YEAR ENDED   FOR THE PERIOD ENDED
                                                                                          MAY 31, 1999         MAY 31, 1998
                                                     CLASS A   CLASS B  CLASS C(5)    CLASS A   CLASS B  CLASS A(3)    CLASS B(4)
Net asset value, beginning of period                 $13.71    $13.63    $14.55       $11.34    $11.33    $10.00        $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                          (0.00)    (0.07)    (0.05)       (0.05)(7) (0.16)(7)  0.04          0.00
Net gain on securities (realized and unrealized)       1.62      1.59      0.13         2.93      2.97      1.34          1.08
Total from investment operations                       1.62      1.52      0.08         2.88      2.81      1.38          1.08

LESS DISTRIBUTIONS
Dividends from net investment income                  (0.00)    (0.00)    (0.00)       (0.00)    (0.00)    (0.04)        (0.00)
Distributions from net realized capital gains         (0.53)    (0.53)    (0.00)       (0.51)    (0.51)    (0.00)        (0.00)
Total distributions                                   (0.53)    (0.53)    (0.00)       (0.51)    (0.51)    (0.04)        (0.00)
Net asset value, end of period                       $14.80    $14.62    $14.63       $13.71    $13.63    $11.34        $11.33

TOTAL RETURN                                          11.98%(1) 11.31%(1)  0.55%(1,2)  25.78%(1) 25.17%(1) 13.85%(1,2)   10.54%(1,2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                 $4,146    $1,840        $2       $1,731    $1,106      $408            $2
Ratio of expenses to average net assets                1.25%     1.96%     1.96%(6)     1.23%     1.94%     1.14%(6)      1.83%(6)
Ratio of net investment income/(loss) to average
  net assets                                          (0.22)%   (0.93)%   (0.93)%(6)   (0.40)%   (1.11%)    0.14%(6)      (0.51)%(6)
Ratio of expenses to average net assets before
  fee waivers                                          1.31%     1.96%     1.96%(6)     1.23%     1.94%     1.30%(6)      2.00%(6)
Ratio of net investment income/(loss) to average
  net assets before fee waivers                       (0.28)%   (0.93)%   (0.93)%(6)   (0.40)%   (1.11%)    0.04%(6)     (0.50)%(6)
Portfolio turnover rate                                  37%       37%       37%          43%       43%       60%           60%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3)  CLASS A COMMENCED OPERATIONS ON AUGUST 1, 1997.
(4)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(5)  CLASS C COMMENCED OPERATIONS ON JANUARY 20, 2000.
(6)  ANNUALIZED.
(7)  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        FOR THE YEAR ENDED MAY 31,
                                                    2000                     1999                 1998           1997       1996
                                     CLASS A    CLASS B  CLASS C(4)  CLASS A    CLASS B  CLASS A  CLASS B(3)   CLASS A    CLASS A
Net asset value, beginning of period  $24.55    $24.33    $28.04      $21.35    $21.28    $18.67    $19.44      $18.05    $14.79

INCOME FROM INVESTMENT OPERATIONS
Net investment income                  (0.06)(5) (0.26)(5) (0.08)(5)   (0.09)(5) (0.27)(5) (0.04)    (0.24)       0.05      0.10
Net gain/(loss) on securities
  (realized and unrealized)             4.53      4.56      0.42        4.28      4.31      4.99      2.08        4.66      3.47
Total from investment operations        4.47      4.30      0.34        4.19      4.04      4.95      1.84        4.71      3.57

LESS DISTRIBUTIONS
Dividends from net investment
  income                               (0.00)    (0.00)    (0.00)      (0.00)    (0.00)    (0.00)    (0.00)      (0.05)    (0.10)
Dividends in excess of net
  investment income                    (0.00)    (0.00)    (0.00)      (0.00)    (0.00)    (0.00)    (0.00)      (0.01)    (0.02)
Distributions from net realized
  capital gains                        (0.26)    (0.26)    (0.00)      (0.99)    (0.99)    (2.27)    (0.00)      (4.03)    (0.19)
Total distributions                    (0.26)    (0.26)    (0.00)      (0.99)    (0.99)    (2.27)    (0.00)      (4.09)    (0.31)
Net asset value, end of period        $28.76    $28.37    $28.38      $24.55    $24.33    $21.35    $21.28      $18.67    $18.05

TOTAL RETURN                           18.22%(1) 17.68%(1)  1.21%(1,6) 19.88%(1) 19.22%(1) 28.32%(1) 27.90%(1,2) 29.24%(1) 24.34%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in 000's)                        $180,000    $3,713      $263    $156,356    $1,400   $12,380       $24      $6,931    $6,013
Ratio of expenses to average
  net assets                            1.15%     1.86%     1.86%(2)    1.17%     1.88%     1.23%     1.92%(2)    1.22%     1.26%
Ratio of net investment
  income/(loss) to average net
  assets                               (0.24)%   (0.95)%   (0.95)%(2)  (0.36)%   (1.07)%   (0.26)%   (0.92)%(2)   0.25%     0.60%
Ratio of expenses to average
  net assets before fee waivers         1.21%     1.86%     1.86%(2)    1.17%     1.88%     1.23%     1.92%(2)    1.22%     1.28%
Ratio of net investment
  income/(loss) to average net
  assets before fee waivers           (0.30)%   (0.95)%   (0.95)%(2)   (0.36)%   (1.07)%   (0.26)%   (0.92)%(2)   0.25%     0.58%
Portfolio turnover rate                   25%       25%       25%         57%       57%      260%      260%        197%       74%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  ANNUALIZED.
(3)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(4)  CLASS C COMMENCED OPERATIONS ON JANUARY 27, 2000.
(5)  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.
(6)  TOTAL RETURN FOR THE PERIOD INDICATED HAS NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INCOME FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       FOR THE YEAR ENDED MAY 31,
                                                    2000                     1999                1998            1997     1996
                                      CLASS A    CLASS B  CLASS C(4)  CLASS A   CLASS B  CLASS A  CLASS B(3)   CLASS A   CLASS A

Net asset value, beginning of period   $18.79     $18.69   $15.27      $17.51   $17.54    $14.86    $16.28      $12.65    $11.01

INCOME FROM INVESTMENT OPERATIONS
Net investment income                    0.30       0.19     0.08        0.21     0.17      0.26      0.46        0.31      0.33
Net gain/loss on securities
  (realized and unrealized)             (1.87)     (1.84)    0.63        1.55     1.39      3.41      0.86        2.68      1.77
Total from investment operations        (1.57)     (1.65)    0.71        1.76     1.56      3.67      1.32        2.99      2.10

LESS DISTRIBUTIONS
Dividends from net investment income    (0.31)     (0.20)   (0.05)      (0.23)   (0.16)    (0.29)    (0.06)      (0.27)    (0.32)
Distributions from net realized
  capital gains                         (0.91)     (0.91)   (0.00)      (0.25)   (0.25)    (0.73)    (0.00)      (0.51)    (0.14)
Total distributions                     (1.22)     (1.11)   (0.05)      (0.48)   (0.41)    (1.02)    (0.06)      (0.78)    (0.46)
Net asset value, end of period         $16.00     $15.93   $15.93      $18.79   $18.69    $17.51    $17.54      $14.86    $12.65

TOTAL RETURN                           (8.30)%(3) (8.77)%(3) 4.65%(2,5) 10.40%(2) 9.14%(2) 25.41%(2) 25.58%(1,2) 24.33%(2) 19.37%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)   $9,070     $1,357     $105     $11,075     $997    $2,151        $3        $410      $263
Ratio of expenses to average net
  assets                                 1.17%      1.88%    1.88%(1)    1.18%    1.89%     1.17%     1.86%(1)    1.26%     1.31%
Ratio of net investment income
  to average net assets                  1.82%      1.11%    1.11%(1)    1.82%    1.11%     1.62%     0.68%(1)    2.17%     2.75%
Ratio of expenses to average net
  assets before fee waivers              1.23%      1.88%    1.88%(1)    1.18%    1.89%     1.17%     1.86%(1)    1.26%     1.32%
Ratio of net investment income
  to average net assets before
  fee waivers                            1.76%      1.11%    1.11%(1)    1.82%    1.11%     1.62%     0.68%(1)    2.17%     2.74%
Portfolio turnover rate                    40%        40%      40%         19%      19%       18%       18%         35%       53%

(1)  ANNUALIZED.
(2)  TOTAL RETURN EXCLUDES SALES CHARGE.
(3)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(4)  CLASS C COMMENCED OPERATIONS JANUARY 27, 2000.
(5)  TOTAL RETURNS FOR THE PERIOD INDICATED HAS NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INDEX FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                    FOR THE PERIOD ENDED MAY 31,
                                                                   FOR THE YEAR ENDED MAY 31, 2000               1999

                                                                  CLASS A  CLASS B(2)  CLASS C(3)   CLASS A(1)
Net asset value, beginning of period                               $11.29   $12.04      $12.61        $9.09

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.09     0.01        0.01          0.07
Net gain/(loss) on securities (realized and unrealized)            1.01     0.17        (0.41)        2.18
Total from investment operations                                   1.10     0.18        (0.40)        2.25

LESS DISTRIBUTIONS
Dividends from net investment income                               (0.11)   (0.02)      (0.01)        (0.05)
Distributions from net realized capital gains                      (0.06)   (0.00)      (0.00)        (0.00)
Total distributions                                                (0.17)   (0.02)      (0.01)        (0.05)
Net asset value, end of period                                     $12.22   $12.20      $12.20        $11.29
TOTAL RETURN                                                       9.70%(4) 1.46%(4,5)  (3.17%)(4,5)  24.83%(4,5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                               $8,253   $524        $277          $3,892
Ratio of expenses to average net assets                            0.59%    1.34%(6)    1.34%(6)      0.36%(6)
Ratio of net investment income/(loss) to average net assets        0.77%    0.02%(6)    0.02%(6)      1.22%(6)
Ratio of expenses to average net assets before fee waivers         0.84%    1.49%(6)    1.49%(6)      0.71%(6)

Ratio of net investment income/(loss) to average net
assets before fee waivers                                          0.52%    (0.13)%(6)  0.13%(6)      0.87%(6)
Portfolio turnover rate                                              48%       48%       48%          9%

(1)  CLASS A COMMENCED OPERATIONS ON OCTOBER 15, 1998.
(2)  CLASS B COMMENCED OPERATIONS ON JANUARY 4, 2000.
(3)  CLASS C COMMENCED OPERATIONS ON JANUARY 17, 2000.
(4)  TOTAL RETURN EXCLUDES SALES CHARGE.
(5)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(6)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA INTERNATIONAL EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     FOR THE YEAR ENDED                FOR THE YEAR ENDED   FOR THE PERIOD ENDED
                                                     MAY 31, 2000                      MAY 31, 1999         MAY 31, 1998
                                                     CLASS A    CLASS B   CLASS C(4)   CLASS A   CLASS B    CLASS A(2) CLASS B(3)
Net asset value, beginning of period                  $10.87    $10.83    $15.37       $10.82    $10.83     $10.00     $9.30

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                          (0.03)    (0.10)    (0.04)       (0.01)    (0.07)     0.04       0.05
Net gain/(loss) on securities
  (realized and unrealized)                           4.21      4.17      (0.50)       0.10      0.08       0.79       1.48
Total from investment operations                      4.18      4.07      (0.54)       0.09      0.01       0.83       1.53

LESS DISTRIBUTIONS
Dividends from net investment income                  (0.01)    (0.00)    (0.00)       (0.04)    (0.01)     (0.01)     (0.00)
Distributions from net realized capital gains         (0.07)    (0.07)    (0.00)       (0.00)    (0.00)     (0.00)     (0.00)
Total distributions                                   (0.08)    (0.07)    (0.00)       (0.04)    (0.01)     (0.01)     (0.00)
Net asset value, end of period                        $14.97    $14.83    $14.83       $10.87    $10.83     $10.82     $10.83

TOTAL RETURN                                          38.50%(1) 37.61%(1) (3.51)%(1,5) 0.84%(1)  0.10%(1)   8.28%(1,5) 16.45%(1,5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                  $3,618    $623      $165         $1,127    $42        $ 276      $1
Ratio of expenses to average net assets               1.68%     2.39%     2.39%(6)     1.68%     2.43%      1.39%(6)   2.08%(6)
Ratio of net investment income/(loss) to average
  net assets                                          (0.19)%   (0.90)%   (0.90)%(6)   (0.04)%   (0.80)%    1.49%(6)   0.59%(6)
Ratio of expenses to average net assets before
  fee waivers                                         1.74%     2.39%     2.39%(6)     1.68%     2.43%      1.47%(6)   2.14%(6)
Ratio of net investment income/(loss) to average
  net assets before fee waivers                       (0.25)%   (0.90)%   (0.90)%(6)   (0.04)%   (0.80)%    1.41%(6)   0.53%(6)
Portfolio turnover rate                                 124%      124%       124%      78%       78%        28%        28%

1  TOTAL RETURN EXCLUDES SALES CHARGE.
2  CLASS A COMMENCED OPERATIONS ON AUGUST 1, 1997.
3  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
4  CLASS C COMMENCED OPERATIONS ON JANUARY 5, 2000.
5  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
6  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA LARGE CAP ULTRA FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEAR ENDED MAY 31, 2000        YEAR ENDED MAY 31, 1999
                                                        CLASS A         CLASS B        CLASS A        CLASS B
Net Asset Value, beginning of Period                   $  19.67         $ 19.21      $   16.19        $ 15.95

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                       (0.06)          (0.13)         (0.11)         (0.23)
Net realized and unrealized gain on securities             4.98            4.78           3.89           3.79
Total from investment operations                           4.92            4.65           3.78           3.56

LESS DISTRIBUTIONS
Net realized gains                                        (4.78)          (4.78)         (0.30)         (0.30)
Total Distributions                                       (4.78)          (4.78)         (0.30)         (0.30)
Net Asset Value, End of Period                         $   19.81        $ 19.08       $  19.67        $ 19.21

TOTAL RETURN  (EXCLUDES  SALES AND REDEMPTION CHARGES)     26.66%         25.81%         23.42%         22.38%

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                         $ 21,550        $15,770       $ 24,513        $14,128
Ratio of expenses to average net assets                     1.30%          2.05%          1.35%          2.11%
Ratio of net investment loss to average net assets         (0.61)%        (1.36)%        (0.59)%        (1.34)%
Portfolio turnover rate                                    82.30%         82.30%         50.51%         50.51%

FINANCIAL HIGHLIGHTS
ARMADA LARGE CAP ULTRA FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 ELEVEN MONTHS ENDED MAY 31, 1998         YEAR ENDED JUNE 30, 1997
                                                 CLASS A      CLASS B      CLASS C       CLASS A     CLASS B     CLASS C
Net Asset Value, beginning of Period              $14.44      $ 14.34      $ 14.28        $11.23      $11.22      $11.16

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                       (0.06)       (0.12)       (0.06)        (0.00)      (0.05)      (0.06)
Net realized and unrealized gain on
  securities                                        3.51         3.43         3.32          3.30        3.25        3.27
Total from investment operations                    3.45         3.31         3.26          3.30        3.20        3.21

LESS DISTRIBUTIONS
Net investment income                              (0.00)       (0.00)       (0.00)        (0.01)      (0.00)      (0.01)
Net realized gains                                 (1.67)       (1.67)       (1.67)        (0.08)      (0.08)      (0.08)
Tax return of capital                              (0.03)       (0.03)       (0.03)        (0.00)      (0.00)      (0.00)
Total Distributions                                (1.70)       (1.70)       (1.70)        (0.09)      (0.08)      (0.09)
Net Asset Value, End of Period                    $16.19      $ 15.95       $15.84        $14.44      $14.34      $14.28

TOTAL RETURN (EXCLUDES SALES AND REDEMPTION
  CHARGES)                                         25.95%(a)    25.12%(a)    24.87%(a)     29.52%      28.62%      28.82%

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                  $21,628      $10,169         $268       $12,260      $4,130      $   42
Ratio of expenses to average net assets             1.35%(b)     2.09%(b)     2.09%(b)      1.37%       2.12%       2.12%
Ratio of net investment income/ (loss) to
  average net assets                               (0.45)%(b)   (1.21)%(b)   (1.24)%(b)    (0.14)%     -0.88%      -0.91%
Portfolio turnover rate                            24.74%       24.74%       24.74%        48.44%      48.44%      48.44%

(a) NOT ANNUALIZED
(b) ANNUALIZED

FINANCIAL HIGHLIGHTS
ARMADA LARGE CAP ULTRA FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      DECEMBER 28, 1995 TO JUNE 30, 1996 (a)
                                                         CLASS A       CLASS B         CLASS C
Net Asset Value, beginning of Period                      $10.00        $10.00         $ 10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                0.03          0.01           (0.00)
Net realized and unrealized gain on securities              1.23          1.23            1.17
Total from investment operations                            1.26          1.24            1.17

LESS DISTRIBUTIONS
Net investment income                                      (0.03)        (0.02)          (0.00)
Tax return of capital                                      (0.00)        (0.00)          (0.01)
Total Distributions                                        (0.03)        (0.02)          (0.01)
Net Asset Value, End of Period                            $11.23        $11.22         $ 11.16

TOTAL RETURN (EXCLUDES SALES AND REDEMPTION                 8.99%(b)      8.77%(b)        8.14%(b)
CHARGES)

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                           $1,657         $ 832          $    2
Ratio of expenses to average net assets                     1.40%(c)      1.78%(c)        2.24%(c)
Ratio of net investment income (loss) to average            0.31%(c)     (0.32)%(c)      (0.45)%(c)
net assets
Ratio of expenses to average net assets*                    2.62%(c)      4.07%(c)        4.25%(c)
Portfolio turnover rate                                     0.86%         0.86%           0.86%

* DURING THE PERIOD CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(a) PERIOD FROM COMMENCEMENT OF OPERATIONS
(b) NOT ANNUALIZED
(c) ANNUALIZED

FINANCIAL HIGHLIGHTS
ARMADA MID CAP GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED MAY 31, 2000             YEAR ENDED MAY 31, 1999
                                           CLASS A          CLASS B           CLASS A          CLASS B
Net Asset Value, beginning  of Period     $  14.10          $ 13.14           $ 14.98          $ 14.20

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                          (0.15)(a)        (0.24)(a)         (0.19)           (0.28)
Net realized and unrealized
gain on securities                            6.23             5.70              1.15             1.06
Total from investment operations              6.08             5.46              0.96             0.78

LESS DISTRIBUTIONS
Net realized gains                           (4.65)           (4.65)            (1.84)           (1.84)
Total Distributions                          (4.65)           (4.65)            (1.84)           (1.84)
Net Asset Value, End of Period             $ 15.53          $ 13.95           $ 14.10          $ 13.14

TOTAL RETURN (EXCLUDES SALES AND
REDEMPTION CHARGES)                          51.48%           50.40%             8.08%            7.19%

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)           $ 46,183         $ 18,584          $ 50,605         $ 16,629
Ratio of expenses to average net assets       1.54%            2.29%             1.57%            2.32%
Ratio of net investment loss to
average net assets                           (1.00)%          (1.75)%           (1.00)%          (1.75)%
Portfolio turnover rate                     110.26%          110.26%           100.19%          100.19%


(a) CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA MID CAP GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                        ELEVEN MONTHS ENDED MAY 31, 1998            YEAR ENDED JUNE 30, 1997
                                                         CLASS A      CLASS B      CLASS C        CLASS A    CLASS B     CLASS C
Net Asset Value, beginning of Period                      $15.72      $ 15.12       $15.24         $20.71     $20.28      $20.36

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss)                                      (0.14)       (0.23)       (0.23)         (0.16)     (0.24)      (0.21)
Net realized and unrealized gain on securities              2.51         2.42         2.46           1.30       1.21        1.22
Total from investment operations                            2.37         2.19         2.23           1.14       0.97        1.01

LESS DISTRIBUTIONS
Net realized gains                                         (3.11)       (3.11)       (3.11)         (6.13)     (6.13)      (6.13)
Total Distributions                                        (3.11)       (3.11)       (3.11)         (6.13)     (6.13)      (6.13)
Net Asset Value, End of Period                            $14.98      $ 14.20       $14.36         $15.72     $15.12      $15.24

TOTAL RETURN (EXCLUDES SALES AND REDEMPTION CHARGES)       16.84%(a)    16.27%(a)    16.44%(a)       5.78%      4.94%       5.17%


RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                          $90,183      $23,780       $2,228        $80,634    $21,994      $2,018
Ratio of expenses to average net assets                     1.55%(b)     2.30%(b)     2.30%(b)       1.56%      2.31%       2.31%
Ratio of net investment loss to average net assets         (1.02)%(b)   (1.77)%(b)   (1.77)%(b)     (1.05)%    (1.80%)     (1.80%)
Portfolio turnover rate                                    38.41%       38.41%       38.41%         38.47%     38.47%      38.47%

(a) NOT ANNUALIZED
(b) ANNUALIZED

FINANCIAL HIGHLIGHTS
ARMADA MID CAP GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEAR ENDED JUNE 30, 1996          YEAR ENDED JUNE 30, 1995
                                                       CLASS A    CLASS B   CLASS C     CLASS A     CLASS B     CLASS C(a)
Net Asset Value, beginning of Period                   $ 16.56     $16.35   $ 16.40      $ 14.69    $ 14.63      $ 16.29

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                      (0.16)     (0.23)    (0.17)       (0.12)     (0.11)       (0.02)
Net realized and unrealized gain on securities            4.97       4.82      4.79         3.46       3.30         1.60
Total from investment
operations                                                4.81       4.59      4.62         3.34       3.19         1.58

LESS DISTRIBUTIONS
Net realized gains                                       (0.66)     (0.66)    (0.66)       (0.48)     (0.48)       (0.00)
In excess of net realized gains                          (0.00)     (0.00)    (0.00)       (0.99)     (0.99)       (1.47)
Total Distributions                                      (0.66)    ( 0.66)    (0.66)       (1.47)     (1.47)       (1.47)
Net Asset Value, End of Period                         $ 20.71     $20.28   $ 20.36      $ 16.56     $16.35       $16.40

TOTAL RETURN (EXCLUDES SALES AND REDEMPTION CHARGES)     29.57%     28.59%    28.69%       24.85%     23.88%       23.56%(c)

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                        $66,260    $15,840   $ 1,088      $43,803     $6,073       $  153
Ratio of expenses to average net assets                   1.54%      2.29%     2.29%        1.51%      2.29%        2.27%(b)
Ratio of net investment loss to average net assets       (0.94)%    (1.70)%   (1.73)%      (0.87)%    (1.61%)      (1.43)%(b)

Ratio of expenses to average net assets*                  1.54%      2.29%     2.29%        1.54%      2.54%        2.53%(b)
Ratio of net investment loss to average net assets*      (0.94)%    (1.70)%   (1.73)%      (0.90)%    (1.87%)      (1.70)%(b)
Portfolio turnover rate                                  49.27%     49.27%    49.27%       46.39%     46.39%       46.39%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(a) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF CLASS C SHARES) TO JUNE 30, 1995.
(b) ANNUALIZED.
(c) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE CLASS C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                                                   MAY 31, 2000                        MAY 31, 1999
                                                           CLASS A    CLASS B     CLASS C(5)       CLASS A     CLASS B
Net asset value, beginning of period                       $10.11      $10.01      $16.20          $11.68       $11.66

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                              (0.07)(7)   (0.17)(7)    (0.07)(7)       (0.05)(7)    (0.10)(7)
Net gain/(loss) on securities (realized and unrealized)    4.77        4.74        (1.56)          (1.41)       (1.44)
Total from investment operations                           4.70        4.57        (1.63)          (1.46)       (1.54)

LESS DISTRIBUTIONS
Dividends from net investment income                       (0.00)      (0.00)      (0.00)          (0.00)       (0.00)
Distributions from net realized capital gains              (0.00)      (0.00)      (0.00)          (0.11)       (0.11)
Total distributions                                        (0.00)      (0.00)      (0.00)          (0.11)       (0.11)
Net asset value, end of period                             $14.81      $14.58      $14.57          $10.11       $10.01

TOTAL RETURN                                               46.49%(1)   45.65%(1)   (10.06)%(1,2)   (12.54)%(1)  (13.26)%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                       $2,710      $372        $77             $1,089       $139
Ratio of expenses to average net assets                    1.48%       2.19%       2.19%(6)        1.51%        2.23%
Ratio of net investment income/(loss) to average           (0.53)%     (1.24)%     (1.24)%(6)      (0.51)%      (1.23)%
net assets
Ratio of expenses to average net assets before             1.54%       2.19%       2.19%(6)        1.51%        2.23%
fee waivers
Ratio of net investment income/(loss) to average net       (0.59)%     (1.24)%     (1.24)%(6)      (0.51)%      (1.23)%
assets before fee waivers
Portfolio turnover rate                                    155%        155%        155%            159%         159%


                                                             FOR THE PERIOD ENDED
                                                                 MAY 31, 1998
                                                            CLASS A(3)     CLASS B(4)
Net asset value, beginning of period                        $10.00         $10.64

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                0.01           (0.01)
Net gain/(loss) on securities (realized and unrealized)     1.71           1.03
Total from investment operations                            1.72           1.02

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.01)         (0.00)
Distributions from net realized capital gains               (0.03)         (0.00)
Total distributions                                         (0.04)         (0.00)
Net asset value, end of period                              $11.68         $11.66

TOTAL RETURN                                                17.18%(1,2)    9.59%(1,2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $331           $1
Ratio of expenses to average net assets                     1.23%(6)       1.92%(6)
Ratio of net investment income/(loss) to average            (0.32)%(6)     (0.87)%(6)
net assets
Ratio of expenses to average net assets before              1.34%(6)       3.06%(6)
fee waivers
Ratio of net investment income/(loss) to average net        (0.43)%(6)     (2.01)%(6)
assets before fee waivers
Portfolio turnover rate                                     31%            31%


1  TOTAL RETURN EXCLUDES SALES CHARGE.
2 RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 3 CLASS A COMMENCED OPERATIONS ON AUGUST 1, 1997.
4  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
5  CLASS C COMMENCED OPERATIONS ON JANUARY 20, 2000.
6  ANNUALIZED.
7  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP VALUE FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   FOR THE YEAR ENDED MAY 31,
                                                                            2000                      1999
                                                                 CLASS A    CLASS B    CLASS C(4)    CLASS A    CLASS B
Net asset value, beginning of period                             $13.31     $13.19     $13.07       $15.47      $15.42

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                     0.27       0.14       0.01         0.06        (0.03)
Net gain/(loss) on securities (realized and unrealized)          1.38       1.41       1.54         (0.85)      (0.87)
Total from investment operations                                 1.65       1.55       1.55         (0.79)      (0.90)

LESS DISTRIBUTIONS
Dividends from net investment income                             (0.19)     (0.12)     (0.00)       (0.04)      (0.00)
Dividends in excess of net investment income                     (0.00)     (0.00)     (0.00)       (0.00)      (0.00)
Distributions from net realized capital gains                    (0.00)     (0.00)     (0.00)       (1.33)      (1.33)
Total distributions                                              (0.19)     (0.12)     (0.00)       (1.37)      (1.33)
Net asset value, end of period                                   $14.77     $14.62     $14.62       $ 13.31     $13.19

TOTAL RETURN                                                     12.59%(2)  11.87%(2)  11.86%(2,5)  (4.38)%(2)  (5.13)%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                             $9,727     $742       $68           $11,542    $515
Ratio of expenses to average net assets                          1.46%      2.17%      2.17%(1)      1.38%      2.08%
Ratio of net investment income/(loss) to average net assets      1.72%      1.01%      1.01%(1)      0.44%      (0.26)%
Ratio of expenses to average net assets before fee waivers       1.52%      2.17%      2.17%(1)      1.38%      2.08%
Ratio of net investment  income/(loss) to average net assets     1.66%      1.01%      1.01%(1)      0.44%      (0.26)%
before fee waivers
Portfolio turnover rate                                          120%       120%       120%          79%        79%


                                                                       1998                1997        1996
                                                                CLASS A     CLASS B(3)    CLASS A    CLASS A
Net asset value, beginning of period                            $14.95      $15.28        $12.94     $11.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           0.01        0.00          0.08       0.06
Net gain/(loss) on securities (realized and unrealized)         2.84        0.14          2.83       2.37
Total from investment operations                                2.85        0.14          2.91       2.43

LESS DISTRIBUTIONS
Dividends from net investment income                            (0.04)      (0.00)        (0.05)     (0.06)
Dividends in excess of net investment income                    (0.00)      (0.00)        (0.00)     (0.02)
Distributions from net realized capital gains                   (2.29)      (0.00)        (0.85)     (0.67)
Total distributions                                             (2.33)      (0.00)        (0.90)     (0.75)
Net asset value, end of period                                  $ 15.47     $15.42        $14.95     $12.94

TOTAL RETURN                                                    19.51%(2)   19.12%(1,2)   23.26%(2)  22.28%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                            $10,634     $61           $4,929     $4,702
Ratio of expenses to average net assets                         1.23%       1.92%(1)      1.22%      1.30%
Ratio of net investment income/(loss) to average net assets     0.19%       (0.48)%(1)    0.57%      0.58%
Ratio of expenses to average net assets before fee waivers      1.23%       1.92%(1)      1.22%      1.32%
Ratio of net investment  income/(loss) to average net assets    0.19%       (0.48)%(1)    0.51%      0.56%
before fee waivers
Portfolio turnover rate                                         89%         89%          64%         106%

1  ANNUALIZED.
2  TOTAL RETURN EXCLUDES SALES CHARGE.
3  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
4  CLASS C COMMENCED OPERATIONS ON JANUARY 27, 2000.
5  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA TAX MANAGED EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 FOR THE YEAR ENDED MAY 31, 2000     FOR THE YEAR ENDED MAY
                                                                                                            31, 1999
                                                                 CLASS A      CLASS B     CLASS C(4)   CLASS A   CLASS B
Net asset value, beginning of period                             $12.16       $12.12      $14.01       $9.93     $9.93

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                     0.00         (0.07)      (0.03)       0.04      (0.02)
Net gain/(loss) on securities (realized and unrealized)          2.18         2.12        0.18         2.24      2.23
Total from investment operations                                 2.18         2.05        0.15         2.28      2.21

LESS DISTRIBUTIONS
Dividends from net investment income                             (0.00)       (0.00)      (0.00)       (0.04)     (0.01)
Distributions from net realized capital gains                    (0.01)       (0.01)      (0.00)       (0.01)     (0.01)
Total distributions                                              (0.01)       (0.01)      (0.00)       (0.05)     (0.02)
Net asset value, end of period                                   $14.33       $14.16      $14.16       $12.16     $12.12

TOTAL RETURN                                                     18.01%(1)    16.95%(1)   1.07%(1, 6)  23.03%(1)  22.31%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                             $17,372      $11,135     $453         $7,353    $5,377
Ratio of expenses to average net assets                          1.20%        1.91%       1.91%(5)     1.09%     1.79%
Ratio of net investment income/(loss) to average net assets      (0.06)%      (0.77)%     (0.77)%(5)   0.11%     (0.59%)
Ratio of expenses to average net assets before fee waivers       1.26%        1.91%       1.91%(5)     1.27%     1.97%
Ratio of net  investment income/(loss) to average net assets     (0.12)%      (0.77)%     (0.77)%(5)   (0.07%)   (0.77%)
before fee waivers
Portfolio turnover rate                                               3%           3%          3%          5%        5%


                                                                  FOR THE PERIOD ENDED MAY 31,
                                                                              1998
                                                                   CLASS A(2)      CLASS B(3)
Net asset value, beginning of period                               $10.10          $10.21

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                       (0.00)          (0.00)
Net gain/(loss) loss on securities (realized and unrealized)       (0.17)          (0.28)
Total from investment operations                                   (0.17)          (0.28)

LESS DISTRIBUTIONS
Dividends from net investment income                                (0.00)         (0.00)
Distributions from net realized capital gains                       (0.00)         (0.00)
Total distributions                                                 (0.00)         (0.00)
Net asset value, end of period                                      $9.93          $9.93

TOTAL RETURN                                                        (23.63%)(1,5)  (32.24%)(1,5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                               $10             $85
Ratio of expenses to average net assets                            0.54%(5)        1.23%(5)
Ratio of net investment income/(loss) to average net assets        0.63%(5)        0.43%(5)
Ratio of expenses to average net assets before fee waivers         1.24%(5)        1.98%(5)
Ratio of net  investment income/(loss) to average net assets       (0.07%)(5)      1.18%(5)
before fee waivers
Portfolio turnover rate                                                0%             0%


1  TOTAL RETURN EXCLUDES SALES CHARGE.
2  CLASS A COMMENCED OPERATIONS ON MAY 11, 1998.
3  CLASS B COMMENCED OPERATIONS ON MAY 4, 1998.
4  CLASS C COMMENCED OPERATIONS ON JANUARY 10, 2000.
5  ANNUALIZED.
6  TOTAL RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA BALANCED ALLOCATION FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                                 MAY 31, 2000                   MAY 31, 1999
                                                                        CLASS A    CLASS B    CLASS C(5)    CLASS A(3)    CLASS B(4)
Net asset value, beginning of period                                    $10.31     $10.33     $11.88        $9.74         $9.82

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                   0.23        0.15      0.02          0.14          0.10
Net gain/(loss) on securities (realized and unrealized)                 1.35        1.36      (0.20)        0.57          0.51
Total from investment operations                                        1.58        1.51      (0.18)        0.71          0.61

LESS DISTRIBUTIONS
Dividends from net investment income                                    (0.21)     (0.14)     (0.00)        (0.14)        (0.10)
Total distributions                                                     (0.21)     (0.14)     (0.00)        (0.14)        (0.10)
Net asset value, end of period                                          $11.68     $11.70     $11.70        $10.31        $10.33

TOTAL RETURN                                                            15.48%(1)  14.79%(1)  (1.52)%(1,2)  7.26%(1,2)    6.07%(1,2)


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                    $3,965      $691      $3            $1,466        $385
Ratio of expenses to average net assets                                 1.26%       1.97%     1.97%(6)      1.31%(6)      2.02%(6)
Ratio of net investment income to average net assets                    1.95%       1.24%     1.24%(6)      2.50%(6)      1.29%(6)
Ratio of expenses to average net assets before fee waivers              1.32%       1.97%     1.97%(6)      1.31%(6)      2.02%(6)
Ratio of investment income to average net assets before fee waivers     1.89%       1.24%     1.24%(6)      2.50%(6)      1.29%(6)
Portfolio turnover rate                                                  182%        182%      182%         116%          116%

1  TOTAL RETURN EXCLUDES SALES CHARGE.
2 RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 3 CLASS A COMMENCED OPERATIONS ON JULY 31, 1998.
4  CLASS B COMMENCED OPERATIONS ON NOVEMBER 11, 1998.
5  CLASS C COMMENCED OPERATIONS ON APRIL 20, 2000.
6  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            YEAR ENDED                           YEAR ENDED
                                                                           MAY 31, 2000                         MAY 31, 1999
                                                                           -------------                        ------------
                                                                       CLASS A           CLASS B        CLASS A              CLASS B
                                                                       -------           -------        -------              -------
Net asset value, beginning of period..........................     $    9.95       $     9.93        $   10.27           $   10.25
                                                                   ---------       ----------        ---------           ---------
INVESTMENT ACTIVITIES
   Net investment income (loss)...............................          0.57             0.50             0.53                0.47
   Net realized and unrealized gains (losses)
      from investments........................................         (0.55)           (0.56)           (0.29)              (0.30)
                                                                   ---------       ----------        ---------           ---------
           Total from investment activities...................          0.02            (0.06)            0.24                0.17
                                                                   ---------       -----------       ---------           ---------
DISTRIBUTIONS
   Net investment income......................................         (0.57)           (0.49)           (0.54)              (0.47)
   Net realized gains.........................................         (0.00)           (0.00)           (0.02)              (0.02)
                                                                   --------        ----------        ---------           ---------
           Total distributions................................         (0.57)           (0.49)           (0.56)              (0.49)
                                                                   ---------       ----------        ---------           ---------
Net asset value, end of period................................     $    9.40       $     9.38        $    9.95           $    9.93
                                                                   =========       ==========        =========           =========
TOTAL RETURN (EXCLUDES SALES AND REDEMPTION CHARGES)..........          0.05%           (0.58)%           2.55%               1.66%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)..........................     $   3,787       $      558         $ 11,916           $   4,548
   Ratio of expenses to average net assets....................          0.98%            1.69%            1.19%               1.94%
   Ratio of net investment income (loss)
      to average net assets...................................          6.07%            5.36%            5.29%               4.53%
   Ratio of expenses to average net assets*...................          1.04%            1.69%            1.28%               2.03%
   Portfolio turnover.........................................        162.00%          162.00%          268.66%             268.66%

The performance set forth in this table is the financial data of the Parkstone Bond Fund, series of a predecessor company. The Parkstone Group of Funds. Armada Bond Fund acquired the assets and assumed the liabilities of Parkstone Bond Fund on June 9, 2000. The net asset value at the beginning of each period and the changes in net asset value, including the net asset values at the end of each period listed have been restated to reflect the conversion ration of .9799154 on the date of reorganization.

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                                                                       ELEVEN MONTHS ENDED                    YEAR ENDED
                                                                           MAY 31, 1998                      JUNE 30, 1997
                                                                           ------------                      -------------
                                                                     CLASS A          CLASS B           CLASS A         CLASS B
                                                                     -------          -------           -------         -------
Net asset value, beginning of period..........................    $        9.95     $        9.93    $         9.78   $       9.75
                                                                  -------------     -------------    --------------   ------------
INVESTMENT ACTIVITIES
   Net investment income (loss)...............................             0.53              0.47              0.58           0.51
   Net realized and unrealized gains (loss)
      from investments........................................             0.33              0.33              0.17           0.16
                                                                  -------------     -------------    --------------   ------------
           Total from investment activities...................             0.86              0.80              0.75           0.67
                                                                  -------------     -------------    --------------   ------------
DISTRIBUTIONS
   Net investment income......................................            (0.54)            (0.48)            (0.58)         (0.49)
                                                                  -------------     -------------    --------------   ------------
           Total distributions................................            (0.54)            (0.48)            (0.58)         (0.49)
                                                                  -------------     -------------    --------------   ------------
Net asset value, end of period................................    $       10.27     $       10.25    $         9.95   $       9.93
                                                                  =============     =============    ==============   ============
TOTAL RETURN (EXCLUDES SALES AND REDEMPTION CHARGES)..........             8.83%(a)          8.18%(a)          7.92%          7.09%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)..........................    $      16,669     $       6,423    $       19,760   $      5,967
   Ratio of expenses to average net assets....................             1.19%(b)          1.04%(b)          1.19%          1.94%
   Ratio of net investment income (loss) to
      average net assets......................................             5.81%(b)          5.07%(b)          5.88%          5.15%
   Ratio of expenses to average net assets*...................             1.28%(b)          2.03%(b)          1.28%          2.03%
   Portfolio turnover.........................................           545.68%           545.68%           827.00%        827.00%

The performance set forth in this table is the financial data of the Parkstone Bond Fund, series of a predecessor company. The Parkstone Group of Funds. Armada Bond Fund acquired the assets and assumed the liabilities of Parkstone Bond Fund on June 9, 2000. The net asset value at the beginning of each period and the changes in net asset value, including the net asset values at the end of each period listed have been restated to reflect the conversion ration of .9799154 on the date of reorganization.

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Not annualized.
(b)  Annualized.

                                                                      YEAR ENDED
                                                                     JUNE 30, 1996                         1995
                                                                     -------------                    -------------
                                                                  CLASS A     CLASS B              CLASS A     CLASS B
                                                                  -------     -------              -------     -------
Net asset value, beginning of period................           $     9.94    $    9.92          $     9.56    $    9.49
INVESTMENT ACTIVITIES
   Net investment income (loss).....................                 0.59         0.51                0.60         0.53
   Net realized and unrealized gains
     (loss) from investments........................                (0.16)       (0.17)               0.39         0.43
                                                               ----------    ---------          ----------    ---------
     Total from investment activities...............                 0.43         0.34                0.99         0.96
                                                               ----------    ---------          ----------    ---------
DISTRIBUTIONS
   Net investment income............................                (0.59)       (0.51)              (0.60)       (0.53)
   Net realized gains...............................                   --           --               (0.01)          --
                                                                ---------     ---------          ---------     ---------
         Total distributions........................                (0.59)       (0.51)              (0.61)       (0.53)
                                                               ----------    ---------          ----------    ---------
   Net asset value, end of period...................           $     9.78    $    9.75          $     9.94    $    9.92
                                                               ==========    =========          ==========    =========
TOTAL RETURN (EXCLUDES SALES AND REDEMPTION CHARGES)                 4.27%        3.46%              10.85%       10.62%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period (000)................           $   20,175     $  4,426          $   17,572     $  1,330
   Ratio of expenses to average net assets..........                 1.19%        1.94%               1.24%        2.03%
   Ratio of net investment income (loss)
     to average net assets..........................                 5.71%        4.97%               6.32%        5.54%
   Ratio of expenses to average net assets*.........                 1.28%        2.03%               1.39%        2.39%
   Portfolio turnover...............................               118927%      118927%               1011%        1011%

The performance set forth in this table is the financial data of the Parkstone Bond Fund, series of a predecessor company. The Parkstone Group of Funds. Armada Bond Fund acquired the assets and assumed the liabilities of Parkstone Bond Fund on June 9, 2000. The net asset value at the beginning of each period and the changes in net asset value, including the net asset values at the end of each period listed have been restated to reflect the conversion ration of .9799154 on the date of reorganization.

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
ARMADA GNMA FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        FOR THE YEAR ENDED MAY 31,

                                                        2000                  1999     1998     1997
                                          CLASS A  CLASS B(4) CLASS C(5)   CLASS A  CLASS A CLASS A(3)
Net asset value, beginning of period      $10.10   $9.76      $9.72        $10.36   $10.15   $10.02

INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.57     0.40       0.18         0.59     0.58     0.45
Net gain/(loss) on securities
(realized and unrealized)                 (0.35)   (0.01)     0.03         (0.20)   0.31     0.23
Total from investment operations          0.22     0.39       0.21         0.39     0.89     0.68

LESS DISTRIBUTIONS
Dividends from net investment income      (0.57)   (0.40)     (0.18)       (0.58)   (0.58)   (0.45)
Distributions from net realized
capital gains                             (0.00)   (0.00)     (0.00)       (0.07)   (0.10)   (0.01)
Distributions in excess of net realized
capital gains                             (0.00)   (0.00)     (0.00)       (0.00)   (0.00)   (0.09)
Total distributions                       (0.57)   (0.40)     (0.18)       (0.65)   (0.68)   (0.55)
Net asset value, end of period            $9.75    $9.75      $9.75        $10.10   $10.36   $10.15

TOTAL RETURN                              2.33%(6) 4.07%(2,6)   2.16%(2,6) 3.77%(6) 8.90%(6) 8.83%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)      $1,231   $161       $84          $1,497   $ 549  $   128
Ratio of expenses to average net assets   1.05%    1.76%(1)   1.76%(1)     1.03%    1.09%    1.12%(1)
Ratio of net investment income to
average net assets                        5.79%    5.08%(1)   5.08%(1)     5.67%    5.54%    6.17%(1)
Ratio of expenses to average net assets
before fee waivers                        1.11%    1.76%(1)   1.76%(1)     1.03%    1.09%    1.12%(1)
Ratio of net investment income to
average net assets before fee waivers     5.73%    5.08%(1)   5.08%(1)     5.67%    5.54%    6.17%(1)
Portfolio turnover rate                     79%      79%        79%        85%      291%     57%

(1) ANNUALIZED.
(2) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
(4) CLASS B COMMENCED OPERATIONS ON AUGUST 11, 1999.
(5) CLASS C COMMENCED OPERATIONS ON JANUARY 27, 2000.
(6) TOTAL RETURN EXCLUDES SALES CHARGE.

FINANCIAL HIGHLIGHTS
ARMADA INTERMEDIATE BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     FOR THE YEAR ENDED MAY 31,
                                                        2000                    1999              1998            1997     1996
                                            CLASS A  CLASS B  CLASS C(4) CLASS A  CLASS B  CLASS A  CLASS B(3) CLASS A  CLASS A
Net asset value, beginning of period        $10.41   $10.41   $9.91      $10.63   $10.63   $10.42   $10.70     $10.35   $10.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income                       0.61     0.54     (0.00)     0.54     0.45     0.58     0.20       0.57     0.59
Net gain/ (loss) on securities (realized
and unrealized)                             (0.48)   (0.47)   (0.02)     (0.16)   (0.15)   0.21     (0.07)     0.07     (0.23)
Total from investment operations            0.13     0.07     (0.16)     0.38     0.30     0.79     0.13       0.64     0.36

LESS DISTRIBUTIONS
Dividends from net investment income        (0.61)   (0.54)   (0.00)     (0.54)   (0.46)   (0.58)   (0.20)     (0.57)   (0.59)
Distributions from net realized capital
gains                                       (0.01)   (0.01)   (0.00)     (0.06)   (0.06)   (0.00)   (0.00)     (0.00)   (0.00)
Distributions in excess of net realized
capital gains                               (0.00)   (0.00)   (0.00)     (0.00)   (0.00)   (0.00)   (0.00)     (0.00)   (0.02)
Total distributions                         (0.62)   (0.55)   (0.00)     (0.60)   (0.52)   (0.58)   (0.20)     (0.57)   (0.61)
Net asset value, end of period              $9.92    $9.93    $9.93      $10.41   $10.41   $10.63   $10.63     $10.42   $10.35

TOTAL RETURN                                1.25%(1) 0.64%(1) 0.22%(1,5) 3.54%(1) 2.83%(1) 7.71%(1) 7.39%(1,2) 6.36%(1) 3.44%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)         $3,874   $733     $191       $5,129   $709     $3,288   $2         $3,720   $6,216
Ratio of expenses to average net assets     0.83%    1.54%    1.54%(2)   0.86%    1.57%    0.91%    1.60%(2)   0.96%    1.04%
Ratio of net investment income to average
net assets                                  5.97%    5.26%    5.26%(2)   4.96%    4.25%    5.48%    3.38%(2)   5.52%    5.50%
Ratio of expenses to average net assets
before fee waivers                          1.04%    1.69%    1.69%(2)   1.00%    1.71%    1.06%    1.49%(2)   1.05%    1.06%
Ratio of net  investment  income to average
net assets before                           5.76%    5.11%    5.11%(2)   4.82%    4.11%    5.33%    3.49%(2)   5.44%    5.48%
fee waivers
Portfolio turnover rate                      201%     201%     201%      256%     256%     160%     160%       217%     45%

(1) TOTAL RETURN EXCLUDES SALES CHARGE.
(2) ANNUALIZED.
(3) CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(4) CLASS C COMMENCED OPERATIONS ON MAY 30, 2000.
(5) TOTAL RETURN FOR THE PERIOD INDICATED HAS NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA LIMITED MATURITY BOND FUND (FORMERLY ARMADA ENHANCED INCOME FUND) FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    FOR THE YEAR ENDED MAY 31,
                                                             2000                 1999        1998         1997     1996
                                               CLASS A  CLASS B(1)  CLASS C(2)  CLASS A   CLASS A      CLASS A      CLASS A
Net asset value, beginning of period           $9.99    $9.90       $9.85       $10.08    $10.00       $10.02       $10.18

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.56     0.39        0.18        0.56      0.57         0.57         0.56
Net gain/(loss) on securities (realized and
unrealized)                                    (0.24)   (0.17)      (0.12)      (0.05)    0.09         0.01         (0.05)
Total from investment operations               0.32     0.22        0.06        0.51      0.66         0.58         0.51

LESS DISTRIBUTIONS
Dividends from net investment income           (0.57)   (0.39)      (0.18)      (0.55)    (0.57)       (0.57)       (0.56)
Dividends in excess of net investment income   (0.00)   (0.00)      (0.00)      0.00      (0.00)       (0.00)       (0.11)
Distributions of net realized capital gains    (0.00)   (0.00)      (0.00)      (0.05)    (0.01)       (0.03)       (0.00)
Total distributions                            (0.57)   (0.39)      (0.18)      (0.60)    (0.58)       (0.60)       (0.67)
Net asset value, end of period                 $9.74    $9.73       $9.73       $9.99     $10.08       $10.00       $10.02

TOTAL RETURN                                   3.47%(4) 2.22%(4,5)  0.56%(4,5)  4.94%(4)  6.68%(4)     5.91%(4)     5.13%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)           $873     $180        $18         $550      $559         $2,051       $1,718
Ratio of expenses to average net assets        0.64%    1.54%(3)    1.54%(3)    0.53%     0.41%        0.31%        0.33%
Ratio of net investment income to average
net assets                                     5.74%    4.84%(3)    4.84%(3)    5.39%     5.65%        5.63%        5.55%
Ratio of expenses to average net assets
before fee waivers                             0.84%    1.64%(3)    1.64%(3)    0.75%     0.80%        0.75%        0.80%
Ratio of net investment income to average
net assets before fee waivers                  5.54%    4.74%(3)    4.74%(3)    5.17%     5.26%        5.18%        5.08%
Portfolio turnover rate                          90%      90%         90%       190%      135%         225%         98%

(1) CLASS B COMMENCED OPERATIONS ON AUGUST 11, 1999.
(2) CLASS C COMMENCED OPERATIONS ON JANUARY 27, 2000.
(3) ANNUALIZED.
(4) TOTAL RETURN EXCLUDES SALES CHARGE.
(5) TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA TOTAL RETURN ADVANTAGE FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  FOR THE YEAR ENDED MAY 31,

                                                                  2000               1999      1998       1997
                                                           CLASS A    CLASS B(1)  CLASS A   CLASS A    CLASS A   CLASS A
Net asset value, beginning of period                      $9.98      $9.73       $10.25    $9.89      $9.87     $10.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                     0.57       0.39        0.56      0.61       0.64      0.62(4)
Net gain/(loss) on securities (realized and unrealized)   (0.44)     (0.19)      (0.23)    0.36       0.16      (0.22)
Total from investment operations                          0.13       0.20        0.33      0.97       0.80      0.40

LESS DISTRIBUTIONS
Dividends from net investment income                      (0.57)     (0.37)      (0.56)    (0.61)     (0.64)    (0.62)
Dividends in excess of net investment income              (0.01)     (0.00)      (0.00)    (0.00)     (0.00)    (0.14)
Distributions from net realized capital gains             (0.06)     (0.06)      (0.04)    (0.00)     (0.00)    (0.31)
Distributions in excess of net realized capital gains     (0.00)     (0.00)      (0.00)    (0.00)     (0.14)    (0.00)
Total distributions                                       (0.64)     (0.43)      (0.60)    (0.61)     (0.78)    (1.07)
Net asset value, end of period                            $9.47      $9.50       $9.98     $10.25     $9.89     $9.87

TOTAL RETURN                                              1.41%(3)   2.17%(3,5)  3.18%(3)  10.08%(3)  8.35%(3)  3.74%(3)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                      $5,035     $1          $4,686    $640       $2,186    $2,040
Ratio of expenses to average net assets                   0.73%      1.47%(2)    0.69%     0.54%      0.41%     0.36%
Ratio of net investment income to average
  net assets                                              5.92%      5.18%(2)    5.48%     6.14%      6.46%     6.12%
Ratio of expenses to average net assets before
  fee waivers                                             1.02%      1.67%(2)    0.89%     0.97%      0.96%     0.89%
Ratio of net investment income to average
  net assets before fee waivers                           5.63%      4.98%(2)    5.28%     5.71%      5.91%     5.59%

Portfolio turnover rate                                   121%       121%        142%      170%       169%      268%

(1)  CLASS B COMMENCED OPERATIONS ON SEPTEMBER 29, 1999.
(2)  ANNUALIZED.
(3)  TOTAL RETURN EXCLUDES SALES CHARGE.
(4)  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.
(5)  TOTAL RETURN FOR THE PERIOD INDICATED HAS NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA U.S. GOVERNMENT INCOME FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEAR ENDED MAY 31,         YEAR ENDED MAY 31, 1999
                                                           2000
                                                    CLASS A      CLASS B       CLASS A       CLASS B
Net Asset Value, beginning of Period               $   9.13   $     9.11       $  9.27      $   9.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.54         0.48          0.55          0.47
Net realized and unrealized loss on securities        (0.37)       (0.38)        (0.14)        (0.13)
Total from investment operations                       0.17         0.10          0.41          0.34

LESS DISTRIBUTIONS
Net investment income                                 (0.53)       (0.47)        (0.55)        (0.47)
Total Distributions                                   (0.53)       (0.47)        (0.55)        (0.47)
Net Asset Value, End of Period                     $   8.77      $  8.74        $ 9.13        $ 9.11

TOTAL RETURN (EXCLUDES SALES AND REDEMPTION            1.96%        1.10%         4.46%         3.76%
CHARGES)

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                    $ 20,790      $ 9,192       $38,190       $16,373
Ratio of expenses to average net assets                1.08%        1.83%         1.00%         1.75%
Ratio of net investment income to average
  net assets                                           6.03%        5.28%         5.92%         5.15%
Ratio of expenses to average net assets*               1.19%        1.94%         1.34%         2.09%
Portfolio turnover rate                               73.52%       73.52%        52.60%        52.60%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.

FINANCIAL HIGHLIGHTS
ARMADA U.S. GOVERNMENT INCOME FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         ELEVEN MONTHS ENDED MAY 31, 1998              YEAR ENDED JUNE 30, 1997
                                                         CLASS A     CLASS B       CLASS C         CLASS A     CLASS B    CLASS C
Net Asset Value, beginning of Period                     $  9.15      $ 9.13         $9.10          $ 9.25       $9.21      $9.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.61        0.55          0.54            0.70        0.63       0.64
Net realized and unrealized gain/(loss) on securities       0.08        0.07          0.08           (0.10)      (0.09)     (0.11)
Total from investment operations                            0.69        0.62          0.62            0.60        0.54       0.53

LESS DISTRIBUTIONS
Net investment income                                      (0.53)      (0.47)        (0.47)          (0.59)      (0.52)     (0.50)
Tax return of capital                                      (0.04)      (0.04)        (0.04)          (0.11)      (0.10)     (0.12)
Total Distributions                                        (0.57)      (0.51)        (0.51)          (0.70)      (0.62)     (0.62)
Net Asset Value, End of Period                            $ 9.27      $ 9.24         $9.21           $9.15       $9.13      $9.10

TOTAL RETURN (EXCLUDES SALES AND REDEMPTION CHARGES)        7.80%(a)    6.98%(a)      7.03%(a)        6.86%       6.06%      6.07%

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                          $54,710     $23,739        $  363         $58,589     $23,448        $69
Ratio of expenses to average net assets                     1.00%(b)    1.75%(b)      1.74%(b)        1.02%       1.77%      1.77%
Ratio of net investment  income to average net assets       7.20%(b)    6.45%(b)      6.34%(b)        7.64%       6.89%      6.89%
Ratio of expenses to average net assets*                    1.34%(b)    2.09%(b)      2.08%(b)        1.36%       2.11%      2.11%
Portfolio turnover rate                                   278.94%     278.94%       278.94%         499.53%     499.53%    499.53%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(a) NOT ANNUALIZED.
(b) ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA U.S. GOVERNMENT INCOME FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR ENDED JUNE 30, 1996            YEAR ENDED JUNE 30, 1995
                                                  CLASS A  CLASS B   CLASS C     CLASS A    CLASS B     CLASS C(a)
Net Asset Value,
Beginning of Period                               $  9.42   $ 9.39   $  9.36       $9.41      $9.38          $9.12

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                0.73     0.66      0.66        0.75       0.68           0.28
Net realized and unrealized
  gain/(loss) on securities                         (0.17)   (0.18)    (0.17)      (0.00)      0.01           0.24
Total from investment operations                     0.56     0.48      0.49        0.75       0.69           0.52

LESS DISTRIBUTIONS
Net investment income                               (0.65)   (0.59)    (0.66)      (0.66)     (0.61)         (0.25)
Tax return of  capital                              (0.08)   (0.07)    (0.00)      (0.08)     (0.07)         (0.03)
Total Distributions                                 (0.73)   (0.66)    (0.66)      (0.74)     (0.68)         (0.28)
Net Asset Value, End of Period                     $ 9.25   $ 9.21    $ 9.19       $9.42      $9.39          $9.36

TOTAL RETURN (EXCLUDES SALES
  AND REDEMPTION CHARGES)                            5.97%    5.22%     5.25%       8.46%      7.71%          5.26%(c)

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                   $52,250  $19,556    $   70     $50,931     $8,478          $  29
Ratio of expenses to average net assets              1.01%    1.76%     1.76%       1.04%      1.83%          2.88%(b)
Ratio of net investment  income to average
  net assets                                         7.70%    6.92%     6.92%       8.03%      7.28%         11.54%(b)
Ratio of expenses to average net assets*             1.35%    2.10%     2.10%       1.44%      2.44%          2.88%(b)
Portfolio turnover rate                            348.01%  348.01%   348.01%     114.71%    114.71%        114.71%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(a) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF CLASS C SHARES) TO JUNE 30, 1995.
(b) ANNUALIZED.
(c) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE CLASS C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995.

FINANCIAL HIGHLIGHTS
ARMADA MICHIGAN MUNICIPAL BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR ENDED MAY 31, 2000     YEAR ENDED MAY 31, 1999
                                                    CLASS A       CLASS B       CLASS A        CLASS B
Net Asset Value, beginning of Period                $ 10.91        $10.92      $  11.06         $11.07

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.45          0.37          0.44           0.36
Net realized and unrealized loss
  on securities                                       (0.53)        (0.53)        (0.08)         (0.08)
Total from investment operations                      (0.08)        (0.16)         0.36           0.28

LESS DISTRIBUTIONS
Net investment income                                 (0.44)        (0.36)        (0.44)         (0.36)
Net realized gains                                    (0.01)        (0.01)        (0.07)         (0.07)
Total Distributions                                   (0.45)        (0.37)        (0.51)         (0.43)
Net Asset Value, End of Period                       $10.38        $10.39        $10.91         $10.92

TOTAL RETURN (EXCLUDES SALES AND
  REDEMPTION CHARGES)                                 (0.68)%       (1.41)%        3.38%          2.52%

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                     $14,799        $1,881       $28,305         $3,217
Ratio of expenses to average net assets                1.06%         1.81%         1.01%          1.76%
Ratio of net investment income to
  average net assets                                   4.21%         3.46%         3.96%          3.21%
Ratio of expenses to average net assets*               1.16%         1.91%         1.29%          2.05%
Portfolio turnover rate                                9.60%         9.60%         6.52%          6.52%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.

FINANCIAL HIGHLIGHTS
ARMADA MICHIGAN MUNICIPAL BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               ELEVEN MONTHS ENDED MAY 31, 1998        YEAR ENDED JUNE 30, 1997
                                                     CLASS A        CLASS B             CLASS A       CLASS B
Net Asset Value, Beginning of Period                  $10.89         $10.90           $10.76        $10.76

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.42           0.34             0.49          0.41
Net realized and unrealized
  gain on securities                                    0.23           0.23             0.14          0.13
Total from investment operations                        0.65           0.57             0.63          0.54

LESS DISTRIBUTIONS
Net investment income                                  (0.45)         (0.37)           (0.46)        (0.36)
Net realized gains                                     (0.03)         (0.03)           (0.04)        (0.04)
Total Distributions                                    (0.48)         (0.40)           (0.50)        (0.40)
Net Asset Value, End of Period                        $11.06         $11.07           $10.89        $10.90

TOTAL RETURN (EXCLUDES SALES AND
  REDEMPTION CHARGES)                                   5.96%(a)       5.32%(a)         5.89%         5.05%

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)                      $38,536         $3,983          $38,302        $3,503
Ratio of expenses to average net assets                 0.99%(b)       1.74%(b)         1.01%         1.76%
Ratio of net investment income to
  average net assets                                    4.09%(b)       3.34%(b)         4.48%         3.73%
Ratio of expenses to average net assets*                1.28%(b)       2.03%(b)         1.30%         2.05%
Portfolio turnover rate                                26.24%         26.24%           28.48%        28.48%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
(a) NOT ANNUALIZED.
(b) ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA MICHIGAN MUNICIPAL BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        YEAR ENDED JUNE 30, 1996              YEAR ENDED JUNE 30, 1995
                                         CLASS A      CLASS  B       CLASS  A      CLASS  B     CLASS C (A)(B)
Net Asset Value,
Beginning of Period                       $10.75       $ 10.75        $10.53        $10.52         $10.11

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                0.47          0.40          0.48          0.40          (0.02)
Net realized and unrealized gain
on securities                               0.04          0.04          0.23          0.24           0.62
Total from investment operations            0.51          0.44          0.71          0.64           0.60

LESS DISTRIBUTIONS
Net investment income                      (0.47)        (0.40)        (0.48)        (0.40)          0.00
Net realized gains                         (0.03)        (0.03)        (0.01)        (0.01)         (0.17)
Total Distributions                        (0.50)        (0.43)        (0.49)        (0.41)         (0.17)
Net Asset Value, End of Period            $10.76       $ 10.76       $ 10.75        $10.75         $10.54

TOTAL RETURN (EXCLUDES SALES
AND REDEMPTION CHARGES)                     4.87%         4.13%         6.99%         6.28%          3.39%(d)

RATIOS/SUPPLEMENTARY DATA:
Net Assets, end of period (000)          $36,681        $3,565       $37,874        $2,270             --
Ratio of expenses to average net            1.02%         1.77%         1.00%         1.78%          0.48%(c)
assets
Ratio of net investment
income/(loss)
to average net assets                       4.32%         3.57%         4.57%         3.80%         (0.32)%(c)
Ratio of expenses to average net            1.31%         2.06%         1.32%         2.32%          0.48%(c)
assets*
Portfolio turnover rate                    27.66%        27.66%        26.06%        26.06%         26.06%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
(a) THERE WAS ONLY ONE SHARE OUTSTANDING FOR THE CLASS C SHARES AT JUNE 30,
    1995.
(b) PERIOD FROM NOVEMBER 16, 1994 (COMMENCEMENT OF OFFERING OF CLASS C SHARES) TO JUNE 30, 1995.
(c) ANNUALIZED.
(d) REPRESENTS TOTAL RETURN FOR THE INSTITUTIONAL SHARES FOR THE PERIOD FROM JULY 1, 1994 TO NOVEMBER 15, 1994 PLUS THE TOTAL RETURN FOR THE CLASS C SHARES FOR THE PERIOD FROM NOVEMBER 16, 1994 TO JUNE 30, 1995, NOT ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA NATIONAL TAX EXEMPT BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                           FOR THE YEAR
                                                                         ENDED MAY 31, 2000              ENDED MAY 31, 1999

                                                                   CLASS A     CLASS B    CLASS C(6)  CLASS A(2)    CLASS B(5)
Net asset value, beginning of period                               $9.97       $9.96      $9.52       $10.04        $10.23

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.41        0.34       0.03        0.41          0.13
Net gain/(loss) on securities (realized and unrealized)            (0.42)      (0.45)     (0.02)      (0.04)        (0.26)
Total from investment operations                                   (0.01)      (0.11)     0.01        0.37          (0.13)

LESS DISTRIBUTIONS
Dividends from net investment income                               (0.41)      (0.34)     (0.03)      (0.41)        (0.14)
Distribution from net realized capital gains                       (0.01)      (0.01)     (0.00)      (0.03)        (0.00)
Total distributions                                                (0.42)      (0.35)     (0.03)      (0.44)        (0.14)
Net asset value, end of period                                     $9.54       $9.50      $9.50       $9.97         $9.96

TOTAL RETURN                                                       (0.02)%(3)  (1.05)%(3)  0.09%(3,4)  3.67%(3,4)    (1.22)%(3,4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                               $4,009      $224       $0          $4,205        $ 275
Ratio of expenses to average net assets                            0.64%       1.35%      1.50%(1)    0.46%(1)      1.17%(1)
Ratio of net investment income to average net assets               4.27%       3.56%      3.41%(1)    4.29%(1)      3.58%(1)
Ratio of expenses to average net assets before fee waivers         0.91%       1.56%      1.65%(1)    0.97%(1)      1.68%(1)
Ratio of net investment income to average net assets before fee    4.00%       3.35%      3.26%(1)    3.78%(1)      3.07%(1)
waivers
Portfolio turnover rate                                              65%         65%        65%       23%           23%

1  ANNUALIZED
2  CLASS A COMMENCED OPERATIONS ON JUNE 19, 1998.
3  TOTAL RETURN EXCLUDES SALES CHARGE.
4 RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 5 CLASS B COMMENCED OPERATIONS ON JANUARY 29, 1999.
6  CLASS C COMMENCED OPERATIONS ON FEBRUARY 24, 2000.

FINANCIAL HIGHLIGHTS
ARMADA OHIO TAX EXEMPT BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                         FOR THE YEAR ENDED MAY 31,
                                                                    2000         1999          1998           1997         1996
                                                                    CLASS A      CLASS A       CLASS A        CLASS A      CLASS A
Net asset value, beginning of period                                $11.00       $ 11.09       $10.82         $10.66       $10.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                               0.47         0.52          0.51           0.51         0.50
Net gain/(loss) on securities (realized and unrealized)             (0.53)       (0.08)        0.28           0.16         (0.04)
Total from investment operations                                    (0.06)       0.44          0.79           0.67         0.46

LESS DISTRIBUTIONS
Dividends from net investment income                                (0.47)       (0.52)        (0.51)         (0.51)       (0.50)
Distributions from net realized capital gains                       (0.01)       (0.01)        (0.01)         (0.00)       (0.00)
Total distributions                                                 (0.48)       (0.53)        (0.52)         (0.51)       (0.50)
Net asset value, end of period                                      $10.46       $ 11.00       $11.09         $10.82       $10.66

TOTAL RETURN                                                        (0.51)%(1)   3.93%(1)      7.39%(1)       6.38%(1)     4.35%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                $5,173       $4,808        $4,037         $3,535       $2,869
Ratio of expenses to average net assets                             0.62%        0.38%         0.25%          0.24%        0.26%
Ratio of net investment income to average net assets                4.42%        4.67%         4.59%          4.71%        4.68%
Ratio of expenses to average net assets before fee waivers          0.90%        0.88%         0.80%          0.79%        0.83%
Ratio of net investment income to average net assets before fee     4.14%        4.17%         4.04%          4.16%        4.11%
waivers
Portfolio turnover rate                                             31%          19%           15%            23%          10%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        FOR THE YEAR ENDED MAY 31,




                                                                               2000               1999          1998       1997
                                                                     CLASS A     CLASS C(4)  CLASS A        CLASS A     CLASS A(3)
Net asset value, beginning of period                                 $10.40      $9.95       $10.45         $10.22      $10.13

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                0.44        0.13        0.48           0.45        0.31
Net gain/(loss) on securities (realized and unrealized)              (0.45)      (0.14)      (0.04)         0.24        0.12
Total from investment operations                                     (0.01)      (0.01)      0.44           0.69        0.43

LESS DISTRIBUTIONS
Dividends from net investment income                                 (0.46)      (0.03)      (0.48)         (0.45)      (0.31)
Distributions from net realized capital gains                        (0.02)      (0.00)      (0.01)         (0.00)      (0.02)
Distributions in excess of net realized capital gains                (0.00)      (0.00)      (0.00)         (0.01)      (0.01)
Total distributions                                                  (0.48)      (0.03)      (0.49)         (0.46)      (0.34)
Net asset value, end of period                                       $9.91       $9.91       $10.40         $10.45      $10.22

TOTAL RETURN                                                         (0.05)%(5)  (0.06)%(2,5)4.21%(5)       6.84%(5)    6.13%(1,5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                 $216        $0          $218           $125        $81
Ratio of expenses to average net assets                              0.63%       1.53%(1)    0.58%          0.77%       0.99%(1)
Ratio of net investment income to average net assets                 4.45%       3.55%(1)    4.70%          4.32%       4.26%(1)
Ratio of expenses to average net assets before fee waivers           0.94%       1.68%(1)    0.93%          0.94%       1.00%(1)
Ratio of net investment income to average net assets before fee      4.14%       3.40%(1)    4.35%          4.15%       4.25%(1)
waivers
Portfolio turnover rate                                                38%         38%         15%            20%         42%

1  ANNUALIZED.
2 RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 3 CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
4  CLASS C COMMENCED OPERATIONS FEBRUARY 24, 2000.
5  TOTAL RETURN EXCLUDES SALES CHARGE.

                                  ARMADA FUNDS

INVESTMENT ADVISER

National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY INTERNET:  www.armadafunds.com

BY TELEPHONE:  Call 1-800-622-FUND (3863)

BY MAIL:  Write to Armada Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Armada Funds' Investment Company Act registration number is 811-4416.

                                  ARMADA FUNDS

                            I SHARES (INSTITUTIONAL)

                                   PROSPECTUS

                                OCTOBER 2, 2000

                            ARMADA CORE EQUITY FUND
                           ARMADA EQUITY GROWTH FUND
                           ARMADA EQUITY INCOME FUND
                            ARMADA EQUITY INDEX FUND
                        ARMADA INTERNATIONAL EQUITY FUND
                          ARMADA LARGE CAP ULTRA FUND
                           ARMADA MID CAP GROWTH FUND
                          ARMADA SMALL CAP GROWTH FUND
                          ARMADA SMALL CAP VALUE FUND
                         ARMADA TAX MANAGED EQUITY FUND
                        ARMADA BALANCED ALLOCATION FUND
                                ARMADA BOND FUND
                                ARMADA GNMA FUND
                         ARMADA INTERMEDIATE BOND FUND
                       ARMADA LIMITED MATURITY BOND FUND
                       ARMADA STRATEGIC INCOME BOND FUND
                       ARMADA TOTAL RETURN ADVANTAGE FUND
                       ARMADA U.S. GOVERNMENT INCOME FUND
                      ARMADA MICHIGAN MUNICIPAL BOND FUND
                      ARMADA NATIONAL TAX EXEMPT BOND FUND
                        ARMADA OHIO TAX EXEMPT BOND FUND
                    ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
                STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                             INVESTMENT SUB-ADVISER
                      NATIONAL ASSET MANAGEMENT CORPORATION
                          (ARMADA CORE EQUITY FUND AND
                      ARMADA TOTAL RETURN ADVANTAGE FUND)

                              ABOUT THIS PROSPECTUS

Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class I Shares of the Funds before investing. The Trust also offers Class I Shares of Armada money market funds in a separate prospectus which is available by calling 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE

     ARMADA CORE EQUITY FUND................................................2
     ARMADA EQUITY GROWTH FUND..............................................4
     ARMADA EQUITY INCOME FUND..............................................6
     ARMADA EQUITY INDEX FUND...............................................8
     ARMADA INTERNATIONAL EQUITY FUND.......................................10
     ARMADA LARGE CAP ULTRA FUND............................................12
     ARMADA MID CAP GROWTH FUND.............................................14
     ARMADA SMALL CAP GROWTH FUND...........................................16
     ARMADA SMALL CAP VALUE FUND............................................18
     ARMADA TAX MANAGED EQUITY FUND.........................................20
     ARMADA BALANCED ALLOCATION FUND........................................24
     ARMADA BOND FUND.......................................................27
     ARMADA GNMA FUND.......................................................29
     ARMADA INTERMEDIATE BOND FUND..........................................31
     ARMADA LIMITED MATURITY BOND FUND......................................33
     ARMADA STRATEGIC INCOME BOND FUND......................................35
     ARMADA TOTAL RETURN ADVANTAGE FUND.....................................37
     ARMADA U.S. GOVERNMENT INCOME FUND ....................................39
     ARMADA MICHIGAN MUNICIPAL BOND FUND....................................43
     ARMADA NATIONAL TAX EXEMPT BOND FUND...................................45
     ARMADA OHIO TAX EXEMPT BOND FUND.......................................47
     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND................................49
     MORE INFORMATION ABOUT RISK............................................52
     MORE INFORMATION ABOUT FUND INVESTMENTS................................56
     THE INVESTMENT ADVISER, SUB-ADVISER AND
         INVESTMENT TEAM....................................................58
     PURCHASING AND SELLING FUND SHARES.....................................60
     DIVIDENDS AND TAXES....................................................62
     FINANCIAL HIGHLIGHTS...................................................63

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Fund performance is measured against one or more indices. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

ARMADA CORE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation

INVESTMENT FOCUS                         Large cap common stocks

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in large capitalization
                                         common stocks

INVESTOR PROFILE                         Investors seeking capital appreciation,
                                         who are willing to accept the risk of
                                         investing in equity securities


PRINCIPAL INVESTMENT STRATEGIES

The Armada Core Equity Fund's investment objective is to provide capital appreciation by blending value and growth investment styles. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalizations. The Sub-Adviser will normally invest between 20% and 50% of its assets in the following three types of equity securities: (1) common stocks that meet the Sub-Adviser's criteria for five-year annual earnings-per-share rate during the last five years; (2) common stocks with price-to-earnings ratios below the average of the companies included in the S&P 500 Composite Index; and (3) common stocks that pay dividends at a rate above the average of the companies included in the S&P 500 Composite Index.

The Sub-Adviser utilizes a systematic, disciplined investment process when selecting individual securities. This includes: (1) screening a database for liquidity and the criteria listed above; (2) scoring each issue emphasizing fundamental, valuation and technical indicators; and (3) security analysis that further evaluates the company and the stock, which includes an analysis of company fundamentals such as earnings, profitability and management, valuation such as price/earnings, price/book and yield, and technical analysis emphasizing individual stock price trends.

The sell discipline involves the monitoring of each company's fundamental, valuation, and technical measures. If one of these measures is unfavorable, an immediate review of that company is performed. If two of these three measures are unfavorable, that stock is sold. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization to the companies in the S&P 500 Composite Index. The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that large cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


                                    CALENDAR YEAR TOTAL RETURN
                                   1998                 32.37%
                                   1999                 19.94%

                               BEST QUARTER          WORST QUARTER
                                  25.10%                -6.78%
                                (12/31/98)             (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was -0.63%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

CLASS I SHARES                                  1 YEAR                   SINCE INCEPTION
----------------------------------------------------------------------------------------
ARMADA CORE EQUITY FUND                         19.94%                       22.46%(1)
S&P 500 COMPOSITE INDEX(3)                      21.04%                       21.29%(2)


(1)Since August 1, 1997
(2)Since July 31, 1997
(3)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA EQUITY GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                          Capital appreciation

INVESTMENT FOCUS                         Large cap equity securities

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in growth oriented common
                                         stocks of larger issuers.

INVESTOR PROFILE                         Investors seeking capital appreciation
                                         and who are to accept the risk of
                                         investing in equity securities


PRINCIPAL INVESTMENT STRATEGIES

The Armada Equity Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without shareholder vote.

The Fund will normally invest at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalization. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser considers factors such as historical and projected earnings growth, earnings quality and liquidity. The Fund generally purchases common stocks that are listed on a national securities exchange or unlisted securities with an established over-the-counter market.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization to the companies in the S&P 500 Composite Index. The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that large cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.


                                        CALENDAR YEAR TOTAL RETURN
                                   1990                            1.28%
                                   1991                           36.12%
                                   1992                            6.38%
                                   1993                           -0.27%
                                   1994                           -0.79%
                                   1995                           28.93%
                                   1996                           20.33%
                                   1997                           36.61%
                                   1998                           29.09%
                                   1999                           22.98%


                                  BEST QUARTER                WORST QUARTER
                                     22.87%                      -13.71%
                                   (12/31/98)                   (9/30/90)

The Fund's performance from January 1, 2000 to June 30, 2000 was 1.64%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

CLASS I SHARES                                1 YEAR           5 YEARS             10 YEARS             SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------
ARMADA EQUITY GROWTH FUND                     22.98%           27.46%               17.18%                  17.54%(1)
S&P 500 COMPOSITE INDEX(3)                    21.04%           28.55%               18.20%                  18.20%(2)

(1)Since December 20, 1989
(2)Since December 31, 1989
(3)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation

INVESTMENT FOCUS                         Income producing, value-oriented equity
                                         securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in value-oriented equity
                                         securities that in the aggregate
                                         provide a higher yield than the general
                                         market

INVESTOR PROFILE                         Investors seeking an income component
                                         as well as capital appreciation and
                                         who are willing to accept the risk
                                         of investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Equity Income Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded equity securities which, in the aggregate, provide a premium current yield. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in common stocks and securities convertible into common stocks of companies that pay dividends. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser attempts to emphasize equity securities and convertible securities that provide a higher yield than the general market. The Fund will generally sell securities when they fail to satisfy investment criteria.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that income producing equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.


                                        CALENDAR YEAR TOTAL RETURN
                                   1995                           27.70%
                                   1996                           18.08%
                                   1997                           29.21%
                                   1998                           10.23%
                                   1999                           -0.13%


                                  BEST QUARTER                WORST QUARTER
                                     12.63%                       -9.19%
                                   (6/30/97)                    (9/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was -6.86%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

CLASS I SHARES                              1 YEAR        5 YEARS          SINCE INCEPTION
-------------------------------------------------------------------------------------------------
ARMADA EQUITY INCOME FUND                   -0.13%         16.49%             15.02%(1)
S&P 500/BARRA VALUE INDEX(3)                12.72%         22.94%             21.04%(2)


(1)Since July 1, 1994
(2)Since June 30, 1994
(3)The S&P 500/Barra Value Index is comprised of securities in the S&P 500 Composite Index that have a lower than median market capitalization weighted price-to-book ratio.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA EQUITY INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                          To approximate, before Fund expenses,
                                         the investment results of the S&P 500
                                         Composite Index

INVESTMENT FOCUS                         Common stocks of larger issuers

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in stocks that comprise the
                                         S&P 500 Composite Index

INVESTOR PROFILE                         Investors seeking returns similar to
                                         the S&P 500 Composite Index, who are
                                         willing to accept the risk of investing
                                         in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Equity Index Fund's investment objective is to provide investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Composite Index by investing in securities comprising the S&P 500 Composite Index. The investment objective may be changed without a shareholder vote.

The S&P 500 Composite Index is made up of common stocks of 500 large, publicly traded companies. The Fund buys and holds all stocks included in the S&P 500 Composite Index in exactly the same proportion as those stocks are held in the Index. Stocks are eliminated from the Fund when removed from the S&P 500 Composite Index. The Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses).

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the S&P 500 Composite Index of common stocks may underperform other segments of the equity markets or the equity markets as a whole.

The Fund's ability to duplicate the performance of the S&P 500 Composite Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year.


                                        CALENDAR YEAR TOTAL RETURN
                                   1999                           20.61%

                                  BEST QUARTER                WORST QUARTER
                                     14.65%                       -6.32%
                                   (12/31/99)                   (9/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was -0.59%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

CLASS I SHARES                                  1 YEAR                   SINCE INCEPTION
----------------------------------------------------------------------------------------
ARMADA EQUITY INDEX FUND                        20.61%                      19.02%(1)
S&P 500 COMPOSITE INDEX(2)                      21.04%                      18.62%(1)


(1)Since July 10, 1998
(2)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation

INVESTMENT FOCUS                         Equity securities of foreign issuers

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in equity securities of
                                         issuers located in at least three
                                         foreign countries

INVESTOR PROFILE                         Investors seeking capital appreciation,
                                         who are willing to accept the risks
                                         of foreign investing

PRINCIPAL INVESTMENT STRATEGIES

The Armada International Equity Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. Equity securities of foreign issuers include common stock, preferred stock and convertible bonds of companies headquartered outside the United States. The investment objective may be changed without a shareholder vote.

The Fund will normally invest at least 80% of its total assets in the equity securities of foreign issuers. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI
EAFE) Index. The MSCI EAFE Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

The Adviser makes judgments about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgments. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the MSCI EAFE Index. More than 25% of the Fund's assets may be invested in the equity securities of issuers located in the same country. Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Companies making up the MSCI EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.

Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.

The Fund is also subject to the risk that international equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

                                        CALENDAR YEAR TOTAL RETURN
                                   1998                           19.98%
                                   1999                           50.13%

                                  BEST QUARTER                WORST QUARTER
                                     36.24%                      -15.57%
                                   (12/31/99)                   (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was -5.71%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE MSCI EAFE INDEX.

CLASS I SHARES                                     1 YEAR          SINCE INCEPTION
-------------------------------------------------------------------------------------
ARMADA INTERNATIONAL EQUITY FUND                   50.13%              23.77%(1)
MSCI EAFE INDEX(2)                                 26.96%              13.99%(2)

(1)Since August 1, 1997
(2)Since July 31, 1997
(3)The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index is an unmanaged index which represents the performance of more than 1,000 equity securities of companies located in those regions.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA LARGE CAP ULTRA FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation

INVESTMENT FOCUS                         Large cap equity securities

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in equity securities of large
                                         companies that the Adviser believes
                                         have the potential for long-term above-
                                         average growth

INVESTOR PROFILE                         Investors seeking growth of capital,
                                         and who are willing to accept the risks
                                         of investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Ultra Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund will normally invest at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into the common stocks of companies with large market capitalizations.

The Adviser takes a long-term approach to managing the Fund and typically invests in companies that have exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. The Adviser will consider selling a security when there is a deterioration of fundamentals leading to a deceleration in earnings growth.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization as the companies in the S&P 500/Barra Growth Index. The S&P 500/Barra Growth Index is an unmanaged index comprised of common stocks which are capitalization-weighted and have higher price-to-book ratios.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. On June 10, 2000 the Parkstone Large Capitalization Fund was reorganized into the similarly managed Armada Large Cap Ultra Fund. Performance information before June 10, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                                        CALENDAR YEAR TOTAL RETURN
                                   1996                           23.23%
                                   1997                           29.08%
                                   1998                           42.62%
                                   1999                           29.04%

                                  BEST QUARTER                WORST QUARTER
                                     25.53%                       -9.12%
                                   (12/31/98)                   (9/30/98)


The Fund's performance from January 1, 2000 to June 30, 2000 was 5.68%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500/BARRA GROWTH INDEX.

CLASS I SHARES                                              1 YEAR              SINCE INCEPTION
-----------------------------------------------------------------------------------------------------
ARMADA LARGE CAP ULTRA FUND                                 29.04%                  30.87%(1)
S&P 500/BARRA GROWTH INDEX(3)                               28.26%                  32.54%(2)

(1)Since December 28, 1995
(2)Since December 31, 1995
(3)The S&P 500/Barra Growth Index is comprised of securities in the S&P 500 Composite Index that have a higher than average price-to-book ratio.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA MID CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation

INVESTMENT FOCUS                         Mid-cap equity securities

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in growth-oriented equity
                                         securities of medium-sized issuers

INVESTOR PROFILE                         Investors seeking capital growth, and
                                         who are willing to accept the risks of
                                         investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Mid Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund will normally invest at least 80% of its total assets in the common stock of medium sized companies as measured by their stock market capitalizations. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In selecting investments for the Fund to buy and sell, the Adviser invests in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, sound and improving financial fundamentals and presently exhibit the potential for growth.

The Fund considers a mid-capitalization or "mid cap" company to be one that has a comparable market capitalization within the range as the companies in the Russell Midcap Growth Index. The Russell Midcap Growth Index is an unmanaged index which reflects a medium-sized universe of growth-oriented securities.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that mid cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year. On June 10, 2000 the Parkstone Mid Capitalization Fund was reorganized into the similarly managed Armada Mid Cap Growth Fund. Performance information before June 10, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.


                                        CALENDAR YEAR TOTAL RETURN

                                   1990                           -3.30%
                                   1991                           27.60%
                                   1992                           15.22%
                                   1993                           12.97%
                                   1994                           -5.30%
                                   1995                           29.86%
                                   1996                           18.32%
                                   1997                           11.70%
                                   1998                           11.31%
                                   1999                           45.85%

                                  BEST QUARTER                WORST QUARTER
                                     35.09%                      -19.22%
                                   (12/31/99)                   (9/30/98)


The Fund's performance from January 1, 2000 to June 30, 2000 was 15.02%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE RUSSELL MIDCAP GROWTH INDEX.

CLASS I SHARES                                       1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
ARMADA MID CAP GROWTH FUND                           45.85%       22.75%      15.53%       16.93%(1)

RUSSELL MIDCAP GROWTH INDEX(2)                       51.30%       28.02%      18.95%       19.85%(1)

(1)Since October 31, 1988
(2)The Russell Mid Cap Growth Index measures the performance of those companies in the Russell Mid Cap Index with higher price to book ratios and higher forecasted growth values. The Russell Mid Cap Index measures the performance of the 800 smallest U.S. companies among the largest 1000 U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA SMALL CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation

INVESTMENT FOCUS                         Small cap equity securities

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in growth-oriented equity
                                         securities of smaller issuers

INVESTOR PROFILE                         Investors seeking capital appreciation,
                                         who are willing to accept the risk of
                                         share price volatility that may
                                         accompany small cap investing

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in the common stocks of companies with small stock market capitalizations. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities.

The Adviser seeks to invest in small capitalization companies with strong growth in revenue, earnings and cash flow. Purchase decisions are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization," desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects.

The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Growth Index. The Russell 2000 Growth Index is an unmanaged index comprised of securities in the Russell 2000 Index which have greater than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies may. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that small cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

                                        CALENDAR YEAR TOTAL RETURN

                                   1998                           7.56%
                                   1999                          36.06%

                                  BEST QUARTER                WORST QUARTER
                                     36.30%                      -21.14%
                                   (12/31/99)                   (9/30/98)

The Fund's performance from January 1, 2000 to June 30, 2000 was 9.63%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF RUSSELL 2000 GROWTH INDEX.

CLASS I SHARES                                        1 YEAR           SINCE INCEPTION
--------------------------------------------------------------------------------------
ARMADA SMALL CAP GROWTH FUND                          36.06%               20.49%(1)
RUSSELL 2000 GROWTH INDEX(3)                          43.10%               17.58%(2)

(1)Since August 1, 1997
(2)Since July 31, 1997
(3)The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Stock Index with a greater than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA SMALL CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation

INVESTMENT FOCUS                         Small cap equity securities

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in value-oriented equity
                                         securities of smaller issuers

INVESTOR PROFILE                         Investors seeking capital appreciation,
                                         who are willing to accept the risk of
                                         share price volatility that may
                                         accompany small cap investing

PRINCIPAL INVESTMENT STRATEGIES

The Armada Small Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund will normally invest at least 80% of its total assets in the common stocks of small capitalization companies. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach.

The Adviser generally seeks to invest in equity securities based upon price to cash flow, price to book and price to sales ratios which are lower than the market averages. The Adviser generally sells securities based upon price/earnings, price/book and price/cash flow ratios which rise above market averages or when a company no longer has a small capitalization.

The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Value Index. The Russell 2000 Value Index is an unmanaged index comprised of securities in the Russell 2000 Index which have higher than median book to price ratios and lower than median growth characteristics. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that small cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.


                                        CALENDAR YEAR TOTAL RETURN
                                   1995                          18.63%
                                   1996                          22.64%
                                   1997                          32.43%
                                   1998                          -6.96%
                                   1999                           7.91%

                                  BEST QUARTER               WORST QUARTER
                                     17.91%                     -17.57%
                                   (6/30/99)                   (9/30/98)


The Fund's performance from January 1, 2000 to June 30, 2000 was 9.06%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE RUSSELL 2000 VALUE INDEX.

CLASS I SHARES                             1 YEAR          5 YEARS      SINCE INCEPTION
---------------------------------------------------------------------------------------
ARMADA SMALL CAP VALUE FUND                7.91%           14.11%          14.40%(1)
RUSSELL 2000 VALUE INDEX(3)               -1.49%           13.13%          12.02%(2)

(1)Since July 26, 1994
(2)Since July 31, 1994
(3)The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with a less than average growth orientation. The Russell 2000 Index is an unmanaged index comprised of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization. Companies in the Russell 2000 Value Index generally have low price to book and price-earnings ratios.

FUND FEES AND EXPENSES

SEE PAGE 22 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TAX MANAGED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation, while minimizing
                                         the impact of taxes

INVESTMENT FOCUS                         Equity securities

SHARE PRICE VOLATILITY                   High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in common stock using
                                         strategies designed to minimize the
                                         impact of taxes

INVESTOR PROFILE                         Investors who are seeking capital
                                         appreciation while minimizing the
                                         impact of taxes and who are willing to
                                         accept the risk of investing in equity
                                         securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Tax Managed Equity Fund's investment objective is to provide capital appreciation while minimizing the impact of taxes on shareholders' returns. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in common stocks. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. Equity securities of foreign issuers include common stock, preferred stock and convertible bonds of companies headquartered outside the United States.

The Adviser buys and sells common stocks based on factors such as historical and projected long-term earnings growth, earnings quality and liquidity. The Adviser attempts to minimize the realization of taxable gains by investing in the securities of companies with above-average earnings predictability and stability which the Fund expects to hold for several years. This generally results in a low level of portfolio turnover. In addition, the Fund seeks to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields. When the Fund sells appreciated securities, it will attempt to select the share lots with the highest cost basis in order to hold realized capital gains to a minimum.

The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains. The Fund may make in-kind redemptions consistent with its investment objective. An in-kind redemption may serve to minimize any tax impact on the remaining shareholders, because a Fund generally recognizes no taxable gain (or loss) on the securities used to make an in-kind redemption. The Fund is not a tax exempt fund, and it expects to distribute taxable dividends and capital gains from time to time.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

                                        CALENDAR YEAR TOTAL RETURN

                                   1990                           -1.08%
                                   1991                           34.07%
                                   1992                            6.89%
                                   1993                            1.20%
                                   1994                           -1.85%
                                   1995                           29.51%
                                   1996                           20.64%
                                   1997                           39.06%
                                   1998                           36.84%
                                   1999                           18.94%

                                  BEST QUARTER                WORST QUARTER
                                     22.87%                      -14.38%
                                   (12/31/98)                   (9/30/90)

The Fund's performance from January 1, 2000 to June 30, 2000 was 3.84%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 COMPOSITE INDEX.

CLASS I SHARES                                     1 YEAR       5 YEARS      10 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
ARMADA TAX MANAGED EQUITY FUND                     18.94%        28.74%       17.41%     18.13%(1)
S&P 500 COMPOSITE INDEX(2)                         21.04%        28.55%       18.20%     19.10%(1)

(1)Since June 30, 1984
(2)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

The performance of the Armada Tax Managed Equity Fund for the period prior to April 9, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the Tax Managed Equity Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the Tax Managed Equity Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the Tax Managed Equity Fund's commencement of operations, on April 9, 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Tax Managed Equity Fund.

The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940, as amended (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct from the Tax Managed Equity Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

FUND FEES AND EXPENSES OF THE ARMADA EQUITY FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE RESPECTIVE FUNDS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                Core Equity      Equity Growth      Equity Income    Equity Index      International
                                Fund             Fund               Fund             Fund              Equity Fund
                              -------------------------------------------------------------------------------------------
Investment Advisory Fees        0.75%            0.75%              0.75%            0.35%             1.15%
Distribution and Service
(12b-1) Fees                    0.10%            0.10%              0.10%            0.10%             0.10%
Other Expenses                  0.21%            0.11%              0.13%            0.14%             0.24%
                                -----            -----              -----            -----             -----
Total Annual Fund
Operating Expenses              1.06%(1)         0.96%(1)           0.98%(1)         0.59%(2)          1.49%(1)

                                Large Cap     Mid Cap Growth     Small Cap        Small Cap        Tax Managed
                                Ultra Fund    Fund               Growth Fund      Value Fund       Equity Fund
                              -------------------------------------------------------------------------------------------
Investment Advisory Fees        0.75%            1.00%              1.00%            1.00%             0.75%
Distribution and Service
(12b-1) Fees                    0.10%            0.10%              0.10%            0.10%             0.10%
Other Expenses                  0.18%            0.22%              0.19%            0.17%             0.16%
                                -----            -----              -----            -----             -----
Total Annual Fund Operating
Expenses                        1.03%(3)         1.32%(3)           0.29%(1)         1.27%(1)          1.01%(1)


(1)Each of these Funds' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, each Fund's actual total operating expenses were:

Core Equity Fund - 1.00%                 Small Cap Growth Fund - 1.23%
Equity Growth Fund - 0.90%               Small Cap Value Fund - 1.21%
Equity Income Fund - 0.92%               Tax Managed Equity Fund - 0.95%
International Equity Fund - 1.43%


The Distributor expects to continue these waivers so that total operating expenses for the current fiscal year are expected to be as follows. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time:

Core Equity Fund - 1.01%                  Small Cap Growth Fund - 1.24%
Equity Growth Fund - 0.91%                Small Cap Value Fund - 1.22%
Equity Income Fund - 0.93%                Tax Managed Equity Fund - 0.96%
International Equity Fund - 1.44%


(2)The Equity Index Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, the Fund's actual total operating expenses were 0.34%. The Advisor and Distributor each expects to continue these waivers so that total operating expenses for the current fiscal year are expected to be 0.34%. These fee waivers remain in place as of the date of this prospectus, but the Advisor and/or Distributor may discontinue all or part of these waivers at any time.

(3) The Distributor expects to waive fees for the Large Cap Ultra Fund and Mid Cap Growth Fund so that total operating expenses for the current fiscal year are expected to be 0.98% and 1.27%, respectively. Therefore waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

These Examples are intended to help you compare the cost of investing in each Armada Equity Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated.

The Examples also assume that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Armada Equity Fund would be:

                                              1 Year        3 Years          5 Years       10 Years
                                           ---------------------------------------------------------
Core Equity Fund                              $108          $337             $585          $1,294
Equity Growth Fund                            $98           $306             $531          $1,178
Equity Income Fund                            $100          $312             $542          $1,201
Equity Index Fund                             $60           $189             $329          $738
International Equity Fund                     $152          $471             $813          $1,779
Large Cap Ultra Fund                          $105          $328             $569          $1,259
Mid Cap Growth Fund                           $134          $418             $723          $1,590
Small Cap Growth Fund                         $131          $409             $708          $1,556
Small Cap Value Fund                          $129          $403             $697          $1,534
Tax Managed Equity Fund                       $103          $322             $558          $1,236

ARMADA BALANCED ALLOCATION FUND

FUND SUMMARY

INVESTMENT GOAL                          Long-term capital appreciation and current income

INVESTMENT FOCUS                         A combination of growth-oriented common stocks, fixed
                                         income securities and cash equivalents

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in a diversified portfolio of growth-oriented
                                         common stocks investment grade fixed income securities and cash equivalents with varying asset allocations depending on the Adviser's assessment of market conditions

INVESTOR PROFILE                         Investors seeking a broad diversification by asset class and style to manage risk and provide the potential for above-average total returns (as gauged by the returns of the S&P 500 Composite
                                         Index and the Lehman Aggregate Bond Index)

PRINCIPAL INVESTMENT STRATEGIES

The Armada Balanced Allocation Fund's investment objective is to provide long-term capital appreciation and current income. The investment objective may be changed without a shareholder vote.

The Fund intends to invest 45% to 75% of its net assets in common stocks and convertible securities, 25% to 55% of its net assets in investment grade fixed income securities such as corporate bonds and U.S. government securities, and up to 30% of its net assets in cash and cash equivalent securities. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities (which include common stock, preferred stock and convertible bonds of companies headquartered outside the United States). The Fund also invests in the common stock of small capitalization companies.

The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by a major rating agency) for current income. If a fixed income security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. The Adviser buys and sells fixed income securities and cash equivalents based on a number of factors, including yield to maturity, quality and the outlook for particular issuers and market sectors. The Fund invests in cash equivalent, short-term obligations for stability and liquidity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies may. These securities may be traded over the counter or listed on an exchange.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that investment grade fixed income and growth-oriented equity securities may underperform other segments of the fixed income or equity markets or the fixed income or equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares for one year.

                                        CALENDAR YEAR TOTAL RETURN
                                   1999                           15.27%

                                  BEST QUARTER                WORST QUARTER
                                     16.09%                       -3.21%
                                   (12/31/99)                   (9/30/99)


The Fund's performance from January 1, 2000 to June 30, 2000 was -0.41%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX, S&P 500 COMPOSITE INDEX AND THE BALANCED ALLOCATION HYBRID BENCHMARK.

CLASS I SHARES                                                 1 YEAR              SINCE INCEPTION
-----------------------------------------------------------------------------------------------------
ARMADA BALANCED ALLOCATION FUND                                15.27%                  14.31%(1)
LEHMAN U.S. AGGREGATE BOND INDEX(3)                            -0.83%                   2.45%(2)
S&P 500 COMPOSITE INDEX(4)                                     21.04%                  20.48%(2)
BALANCED ALLOCATION HYBRID BENCHMARK(5)                        12.00%                  13.47%(2)

(1)Since July 10, 1998
(2)Since June 30, 1998
(3)The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(4)The S&P 500 Composite Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
(5)The Balanced Allocation Hybrid Benchmark is a blend of 60% S&P 500 Composite Index and 40% Lehman Aggregate Bond Index, as calculated by the Adviser.

FUND FEES AND EXPENSES OF THE BALANCED ALLOCATION FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                      CLASS I
-------------------------------------------------------------------------------
Investment Advisory Fees                                              0.75%
Distribution and Service (12b-1) Fees                                 0.10%
Other Expenses                                                        0.22%
                                                                      -----
Total Annual Fund Operating Expenses(1)                               1.07%

(1)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, each Fund's actual total operating expenses were 1.01%. The Distributor expects to continue these waivers so that total operating expenses for the current fiscal year are expected to be 1.02%. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Balanced Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

           1 YEAR                      3 YEARS                     5 YEARS                     10 YEARS
            $109                         $340                        $590                       $1,306

ARMADA BOND FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income as well as preservation
                                         of capital

INVESTMENT FOCUS                         Investment grade fixed income
                                         securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in a diversified portfolio of
                                         investment grade fixed income
                                         securities, which maintains a dollar-
                                         weighted average maturity of between
                                         four and twelve years

INVESTOR PROFILE                         Investors seeking current income, and
                                         who are willing to accept the risks of
                                         investing in fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Bond Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in investment grade fixed income securities of all types, including but not limited to obligations of corporate and U.S. government issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities such as Ginnie Maes and Fannie Maes. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interest of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

On June 9, 2000 the Parkstone Bond Fund was reorganized into the similarly managed Armada Bond Fund. Performance information before June 9, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                                        CALENDAR YEAR TOTAL RETURN
                                   1990                            8.14%
                                   1991                           15.01%
                                   1992                            6.24%
                                   1993                            9.77%
                                   1994                           -3.52%
                                   1995                           18.06%
                                   1996                            3.47%
                                   1997                            9.22%
                                   1998                            7.58%
                                   1999                           -1.80%


                                 Page 39 of 118

                                  BEST QUARTER                WORST QUARTER
                                     6.17%                        -2.59%
                                   (6/30/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.49%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN U.S. AGGREGATE BOND INDEX.

CLASS I SHARES                                             1 YEAR      5 YEARS   10 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
ARMADA BOND FUND                                           -1.80%       7.11%      7.03%         7.25%(1)
LEHMAN U.S. AGGREGATE BOND INDEX(2)                        -0.83%       7.73%      7.70%         8.06%(1)

(1)Since October 31, 1988
(2)The Lehman U.S. Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

FUND FEES AND EXPENSES

SEE PAGE 41 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA GNMA FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income as well as preservation
                                         of capital

INVESTMENT FOCUS                         Mortgage-backed securities

SHARE PRICE VOLATILITY                   Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in mortgage-backed
                                         securities, guaranteed by the
                                         Government National Mortgage
                                         Association (GNMA)

INVESTOR PROFILE                         Investors seeking current income, and
                                         who are willing to accept the risks of
                                         investing in mortgage-backed securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada GNMA Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in mortgage-backed securities guaranteed by GNMA. GNMA securities are backed by the full faith and credit of the U.S. government. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in mortgage-backed securities guaranteed by GNMA, which is an agency of the U.S. government established to supervise and finance certain types of mortgages. In addition to mortgage-backed securities, the Fund invests in other types of investment grade fixed income securities such as U.S. Treasury obligations, U.S. government agency obligations, asset-backed securities and commercial paper.

In buying and selling securities for the Fund, the Adviser assesses current and projected market conditions by considering a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors.

The Fund's dollar-weighted average portfolio maturity will be between three and ten years. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.

Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                                        CALENDAR YEAR TOTAL RETURN
                                   1995                           16.15%
                                   1996                            4.75%
                                   1997                            9.31%
                                   1998                            6.50%
                                   1999                            0.91%

                                  BEST QUARTER                WORST QUARTER
                                     5.15%                        -0.72%
                                   (3/31/95)                    (6/30/99)


The Fund's performance from January 1, 2000 to June 30, 2000 was 3.79%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN GNMA INDEX.

CLASS I SHARES                              1 YEAR                 5 YEARS             SINCE INCEPTION
------------------------------------------------------------------------------------------------------
ARMADA GNMA FUND                            0.91%                   7.40%                   6.83%(1)
LEHMAN GNMA INDEX(3)                        1.92%                   8.07%                   7.34%(2)

(1)Since August 10, 1994
(2)Since July 31, 1994
(3)The Lehman GNMA Index tracks GNMA issues, including single family, mobile home, midgets and graduated payment components.

FUND FEES AND EXPENSES

SEE PAGE 41 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA INTERMEDIATE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                          High current income as well as preservation of capital

INVESTMENT FOCUS                         Investment grade fixed income securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in investment grade fixed income securities,
                                         while maintaining a dollar-weighted average maturity
                                         between three and ten years

INVESTOR PROFILE                         Investors seeking current income, and who are willing to
                                         accept the risks of investing in fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Intermediate Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in domestic and foreign investment grade fixed income securities of all types, including obligations of corporate and governmental issuers and mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. Governmental obligations may include securities issued by the U.S. government, its agencies or instrumentalities, as well as obligations of foreign governments. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

                                        CALENDAR YEAR TOTAL RETURN
                                   1990                            8.28%
                                   1991                           15.69%
                                   1992                            7.51%
                                   1993                           10.32%
                                   1994                           -4.52%
                                   1995                           15.74%
                                   1996                            3.12%
                                   1997                            6.94%
                                   1998                            7.91%
                                   1999                           -0.04%

                                  BEST QUARTER                WORST QUARTER
                                     5.46%                        -3.22%
                                   (12/31/90)                   (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.20%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN INTERMEDIATE U.S.
GOVERNMENT/CREDIT INDEX.

CLASS I SHARES                                                        1 YEAR    5 YEARS    10 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------
ARMADA INTERMEDIATE BOND FUND                                        -0.04%       6.60%       6.92%        6.91%(1)
LEHMAN INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX(3)                   0.39%       7.09%       7.26%        7.26%(2)

(1)Since December 20, 1989.
(2)Since December 31, 1989.
(3)The Lehman Intermediate U.S. Government/Credit Index (formerly, the Lehman U.S. Government/Corporate Index) is an unmanaged index which is representative of intermediate-term bonds.

FUND FEES AND EXPENSES

SEE PAGE 41 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA LIMITED MATURITY BOND FUND (FORMERLY ARMADA ENHANCED INCOME FUND)

FUND SUMMARY

INVESTMENT GOAL                          Current income as well as preservation
                                         of capital

INVESTMENT FOCUS                         Investment grade debt securities

SHARE PRICE VOLATILITY                   Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in investment grade fixed
                                         income securities, while maintaining
                                         a dollar-weighted average maturity of
                                         between one and five years

INVESTOR PROFILE                         Investors seeking total return and who
                                         are willing to accept some risks of
                                         price volatility


PRINCIPAL INVESTMENT STRATEGIES

The Armada Limited Maturity Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of investment grade fixed-income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in investment grade debt securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities such as Ginnie Maes and Fannie Maes. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average dollar-weighted portfolio maturity of between one and five years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

                                        CALENDAR YEAR TOTAL RETURN
                                   1995                            7.69%
                                   1996                            5.29%
                                   1997                            6.43%
                                   1998                            6.58%
                                   1999                            3.20%

                                  BEST QUARTER                WORST QUARTER
                                     2.95%                        0.28%
                                   (9/30/98)                    (6/30/99)


The Fund's performance from January 1, 2000 to June 30, 2000 was 2.50%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR
U.S. CORPORATE/GOVERNMENT INDEX.

CLASS I SHARES                                                    1 YEAR      5 YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
ARMADA LIMITED MATURITY BOND FUND                                 3.20%       5.83%           5.67%(1)
MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX(3)         3.25%       6.59%           6.17%(2)

(1)Since July 7, 1994.
(2)Since June 30, 1994.
(3)The Merrill Lynch 1-3 Year U.S. Corporate/Government Index is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

FUND FEES AND EXPENSES

SEE PAGE 41 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA STRATEGIC INCOME BOND FUND

FUND SUMMARY

INVESTMENT GOAL                          High current income with some capital
                                         appreciation

INVESTMENT FOCUS                         A combination of investment grade,
                                         high-yield and foreign fixed income
                                         securities

SHARE PRICE VOLATILITY                   Medium to high
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Allocating assets among different
                                         fixed income security sectors,
                                         including U.S. and foreign issues,
                                         with a significant portion rated below
                                         investment grade. The Fund will
                                         normally maintain a dollar-weighted
                                         average maturity of between four and
                                         twelve years

INVESTOR PROFILE                         Investors seeking a high level of
                                         current income, and who are willing to
                                         accept the risks of investing in fixed
                                         income securities, including
                                         high-yield and foreign fixed income
                                         securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Strategic Income Bond Fund's investment objective is to provide high current income by investing in three major sectors of fixed income securities: domestic investment grade fixed income securities, domestic high-yield fixed income securities and fixed income securities of issuers in foreign countries. The Fund will limit investment in securities of issuers in countries with emerging markets or economies to no more than 10% of the Fund's total assets. The types of fixed income securities in which the Fund will invest include asset-backed securities, mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures issued by companies headquartered in the U.S. or developed foreign countries. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities. High-yield fixed income securities are commonly referred to as "junk bonds." The investment objective may be changed without a shareholder vote.

The Adviser allocates between 15% and 65% of the Fund's assets to each of the three major sectors of fixed income securities based on its analysis of the fixed income markets. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. High-yield fixed income securities are those rated below investment grade or are unrated and determined by the Adviser to be equivalent to a non-investment grade security. The Fund does not intend to invest in high-yield fixed income securities rated by Standard & Poor's, at the time of purchase, below C or that are of equivalent quality. If a security is downgraded below C or the equivalent, the Adviser will reevaluate whether continuing to hold the security is in the best interest of shareholders.

In buying and selling particular securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers, currencies and market sectors. The Fund generally maintains a dollar-weighted average maturity of between four and twelve years, however there is no limit on the maturity of any single security.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund may allocate any amount of its assets invested in a particular sector of the fixed income markets to any types of securities within that sector. Accordingly, a heavier weighting of assets in securities that carry greater risks will correspondingly increase the risks of investing in the Fund. For example, the risks of investing in the Fund will be greater if the Fund concentrates a high percentage of its domestic investment grade fixed income securities sector investments in corporate obligations than if it invests a high percentage of such sector's investments in U.S. Government securities.

High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to debt extension risk. Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

The Fund invests in leveraged instruments, such as futures and options contracts. The more the Fund invests in these leveraged instruments, the greater the possibility for gains or losses on those investments.

The Fund is also subject to the risk that any or all of its fixed income market segments may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations as of the date of this prospectus.

FUND FEES AND EXPENSES

SEE PAGE 41 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TOTAL RETURN ADVANTAGE FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income as well as preservation
                                         of capital

INVESTMENT FOCUS                         Investment grade fixed income
                                         securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in investment grade fixed
                                         income securities, while maintaining an
                                         average dollar-weighted maturity of
                                         between four and twelve years

INVESTOR PROFILE                         Investors seeking total return with
                                         less price volatility than would be the
                                         case if the Fund were to invest in
                                         equity securities, and who are willing
                                         to accept the risks of investing in
                                         fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada Total Return Advantage Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment grade fixed income securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of the value of its total assets in investment grade fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Corporate obligations may include bonds, notes and debentures. U.S. government securities may include U.S. Treasury obligations and obligations of certain U.S. government agencies or instrumentalities such as Ginnie Maes or Fannie Maes. Fixed income securities are designed to provide a fixed rate of interest at maturity and return the principal value at the end of the term. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 15% of its assets in fixed income securities that are non-rated or rated below investment grade, sometimes known as "junk bonds." The Fund does not invest in junk bonds rated by Standard & Poor's, at the time of purchase, below C or that are of equivalent quality. If a security is downgraded below C or the equivalent, the Adviser will reevaluate whether continuing to hold the security is in the best interests of the shareholders.

The Fund generally maintains an average dollar-weighted maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the full faith and credit of the United States, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

                                   1995                        19.18%
                                   1996                         3.11%
                                   1997                         8.91%
                                   1998                         9.05%
                                   1999                        -2.95%

                                  BEST QUARTER                WORST QUARTER
                                     6.92%                        -2.52%
                                   (6/30/95)                    (3/31/96)

The Fund's performance from January 1, 2000 to June 30, 2000 was 4.41%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN U.S. GOVERNMENT/CREDIT INDEX.

CLASS I SHARES                                                        1 YEAR     5 YEAR     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
ARMADA TOTAL RETURN ADVANTAGE FUND                                    -2.95%     7.21%      6.68%(1)
LEHMAN U.S. GOVERNMENT/CREDIT INDEX(3)                                -2.15%     7.60%      7.06%(2)

(1)Since July 7, 1994
(2)Since June 30, 1994
(3)The Lehman U.S. Government/Credit Index (formerly, the Lehman U.S. Government/Corporate Index) is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.


FUND FEES AND EXPENSES

SEE PAGE 41 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA U.S. GOVERNMENT INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income as well as preservation
                                         of capital

INVESTMENT FOCUS                         Mortgage-backed securities

SHARE PRICE VOLATILITY                   Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in mortgage-related
                                         securities issued or guaranteed by the
                                         U.S. government

INVESTOR PROFILE                         Investors seeking current income, and
                                         who are willing to accept the risks of
                                         investing in fixed income securities

PRINCIPAL INVESTMENT STRATEGIES

The Armada U.S. Government Income Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in U.S. government securities. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The types of U.S. government securities include mortgage-related securities, and Treasury bills, notes and bonds. The Fund may invest up to 20% of the value of its total assets in mortgage-related debt securities and preferred stock of non-governmental issuers and the same proportion of its total assets in non-governmental asset backed securities. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

On June 10, 2000 the Parkstone U.S. Government Income Fund was reorganized into the similarly managed Armada U.S. Government Income Fund. Performance information before June 10, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.


                                        CALENDAR YEAR TOTAL RETURN

                                   1993                            7.48%
                                   1994                           -0.55%
                                   1995                           13.77%
                                   1996                            4.70%
                                   1997                            8.11%
                                   1998                            7.08%
                                   1999                            1.23%


                                  BEST QUARTER                WORST QUARTER
                                     3.94%                        -1.06%
                                   (6/30/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 3.36%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX.

CLASS I SHARES                                          1 YEAR        5 YEARS        SINCE INCEPTION
----------------------------------------------------------------------------------------------------
ARMADA U.S. GOVERNMENT INCOME FUND                      1.23%          6.90%              5.82%(1)
LEHMAN MORTGAGE-BACKED SECURITIES INDEX(3)              1.85%          7.98%              6.47%(2)

(1)Since November 12, 1992
(2)Since October 31, 1992
(3)The Lehman Mortgage-Backed Securities Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of mortgage-backed securities issued by GNMA, FHLMC, and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.


FUND FEES AND EXPENSES

SEE PAGE 41 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

FUND FEES AND EXPENSES OF THE ARMADA FIXED INCOME FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE RESPECTIVE FUNDS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                      Intermediate          Limited Maturity
                                   Bond Fund       GNMA Fund          Bond Fund             Bond Fund
                                  -----------------------------------------------------------------------------
Investment Advisory Fees           0.55%           0.55%              0.55%                 0.45%
Distribution and Service
  (12b-1) Fees                     0.10%           0.10%              0.10%                 0.10%
Other Expenses                     0.14%           0.21%              0.14%                 0.19%
                                   -----           -----              -----                 -----

Total Annual Fund Operating
Expenses                           0.79%(1)        0.86%(1)           0.79%(2)              0.74%(2)

                                     Strategic       Total Return          U.S.
                                    Income Bond        Advantage        Government
                                       Fund(3)          Fund            Income Fund
                                    -----------------------------------------------
Investment Advisory Fees               0.75%             0.55%            0.55%
Distribution and Service (12b-1)
 Fees                                  0.10%             0.10%            0.10%
Other Expenses                         0.20%(4)          0.12%            0.18%
                                       -----             -----            -----
Total Annual Fund Operating
Expenses                               1.05%(2)          0.77%(2)         0.83%(1)



(1) Total actual annual operating expenses for the Bond Fund and the GNMA Fund for the most recent fiscal year were less than the amount shown above because the Distributor waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, each Fund's actual total operating expenses were:

Bond Fund - 0.73%
GNMA Fund - 0.80%

The Distributor expects to continue these waivers so that total operating expenses for the current fiscal year are expected to be as follows. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time:


Bond Fund - 0.74%
GNMA Fund - 0.81%

(2)Each of these Funds' total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, each Fund's actual total operating expenses were:

Intermediate Bond Fund - 0.58%           Strategic Income Bond Fund - 0.64%
Limited Maturity Bond Fund - 0.54%       Total Return Advantage Fund - 0.48%

The Adviser and Distributor each expects to continue these waivers so that total operating expenses for the current fiscal year are expected to be as follows. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

Intermediate Bond Fund -  0.59%          Strategic Income Bond Fund - 0.65%
Limited Maturity Bond Fund - 0.56%       Total Return Advantage Fund - 0.49%

(3)The Fund had not yet commenced operations at the time this prospectus was printed.

(4)Other Expenses for the Strategic Income Bond Fund are based on estimated amounts for the current fiscal year.

The Distributor expects to waive fees for the U.S. Government Income Fund so that total operating expenses for the current fiscal year are expected to be 0.78%. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE

These Examples are intended to help you compare the cost of investing in each Armada Fixed Income Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated.

The Examples also assume that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Armada Fixed Income Fund would be:

                                                 1 Year      3 Years     5 Years     10 Years
                                               -----------------------------------------------
Bond Fund                                        $81         $252        $439        $978
GNMA Fund                                        $88         $274        $477        $1,061
Intermediate Bond Fund                           $81         $252        $439        $978
Limited Maturity Bond                            $76         $237        $411        $918
Strategic Income Bond Fund                       $107        $334        N/A         N/A
Total Return Advantage Fund                      $79         $246        $428        $954
U.S. Government Income Fund                      $85         $265        $460        $1,025

ARMADA MICHIGAN MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from federal
                                         income tax and, to the extent possible,
                                         from Michigan personal income tax, as
                                         is consistent with conservation of
                                         capital

INVESTMENT FOCUS                         Michigan tax exempt securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal and Michigan state income taxes

INVESTOR PROFILE                         Investors seeking tax exempt current
                                         income, and who are willing to accept
                                         moderate share price volatility


PRINCIPAL INVESTMENT STRATEGIES

The Armada Michigan Municipal Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital. Such income may be subject to the federal alternative minimum tax when received by certain shareholders. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan state income taxes, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (Michigan municipal securities). The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund will normally invest at least 80% of the value of its total assets in Michigan municipal securities. However, some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents. The Fund may invest up to 100% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax.

The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interests of its shareholders. The Fund ordinarily will maintain a dollar-weighted average portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that tax free municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in Michigan subjects the Fund to economic and governmental policies of that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

On June 10, 2000 the Parkstone Michigan Municipal Bond Fund was reorganized into the similarly managed Armada Michigan Municipal Bond Fund. Performance information before June 10, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.


                                    CALENDAR YEAR TOTAL RETURN

                                   1991                           9.78%
                                   1992                           6.98%
                                   1993                           9.74%
                                   1994                          -2.86%
                                   1995                          13.63%
                                   1996                           3.03%
                                   1997                           7.18%
                                   1998                           5.00%
                                   1999                          -1.34%

                                  BEST QUARTER                WORST QUARTER
                                     5.25%                        -3.28%
                                   (3/31/95)                    (3/31/94)


The Fund's performance from January 1, 2000 to June 30, 2000 was 3.07%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.



CLASS I SHARES                                            1 YEAR             5 YEARS        SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
ARMADA MICHIGAN MUNICIPAL BOND FUND                    -1.34%              5.39%              5.61%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(3)                  -0.14%              6.36%              6.65%(2)

(1)Since July 2, 1990
(2)Since June 30, 1990
(3)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

SEE PAGE 51 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA NATIONAL TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from federal
                                         income tax as is consistent with
                                         conservation of capital

INVESTMENT FOCUS                         Municipal securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal income tax

INVESTOR PROFILE                         Investors seeking tax exempt current
                                         income, and who are willing to accept
                                         moderate share price volatility

PRINCIPAL INVESTMENT STRATEGIES

The Armada National Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in debt securities that generate income exempt from federal income tax. However, Fund dividends may be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains. The Fund may invest up to 20% of its total assets in private activity bonds, the income of which may be treated as a specific tax preference item under the federal alternative minimum tax.

The Fund invests in municipal securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests only in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by a major rating agency. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain a dollar-weighted average effective maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is also subject to the risk that tax exempt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

                                        CALENDAR YEAR TOTAL RETURN

                                   1990                            4.65%
                                   1991                            8.45%
                                   1992                            9.74%
                                   1993                           11.76%
                                   1994                           -4.58%
                                   1995                           14.05%
                                   1996                           -1.07%
                                   1997                            6.57%
                                   1998                            5.95%
                                   1999                           -1.12%

                                  BEST QUARTER                WORST QUARTER
                                     5.44%                        -4.13%
                                   (3/31/95)                    (3/31/94)


The Fund's performance from January 1, 2000 to June 30, 2000 was 3.18%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX AND THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX.

CLASS I SHARES                                      1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------
ARMADA NATIONAL TAX EXEMPT BOND FUND                -1.12%       4.73%       5.28%
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(1)               -0.14%       6.36%       6.60%
LEHMAN 10 YEAR MUNICIPAL BOND INDEX(2)              -1.24%       7.12%       7.10%

(1)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984. The Fund changed to this index as its benchmark because it better reflects the range of maturities within the Fund's portfolio than the Lehman 10 Year Municipal Bond Index the Fund's prior benchmark.

(2)The Lehman 10 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 9-12 years and are selected from issues larger than $50 million dated since January 1984.

The performance of the Armada National Tax Exempt Bond Fund for the period prior to April 9, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the National Tax Exempt Bond

Fund. The common trust fund was advised by National City Bank, an affiliate of the Adviser. At the time of the National Tax Exempt Bond Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the National Tax Exempt Bond Fund's commencement of operations, on April 9, 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the National Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940, as amended (the "1940 Act"), or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct from the National Tax Exempt Bond Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

FUND FEES AND EXPENSES

SEE PAGE 51 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA OHIO TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from federal
                                         income tax and, to the extent possible,
                                         Ohio personal income taxes, consistent
                                         with conservation of capital

INVESTMENT FOCUS                         Ohio municipal securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         Federal income and Ohio personal income
                                         taxes

INVESTOR PROFILE                         Investors seeking total return and who
                                         are willing to accept some risks of
                                         price volatility

PRINCIPAL INVESTMENT STRATEGIES

The Armada Ohio Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with the conservation of capital. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its total assets in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income and Ohio personal income taxes (Ohio municipal securities). However, some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends may be subject to state and local income taxes for any shareholders who are not Ohio residents. The Fund may invest up to 20% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund invests primarily in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain an average weighted effective maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that tax exempt municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investing in securities of issuers located in Ohio subjects the Fund to economic and government policies of that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.


                                        CALENDAR YEAR TOTAL RETURN

                                   1991                            8.59%
                                   1992                            6.73%
                                   1993                           10.14%
                                   1994                           -4.27%
                                   1995                           13.44%
                                   1996                            3.93%
                                   1997                            7.24%
                                   1998                            5.44%
                                   1999                           -1.11%

                                  BEST QUARTER                WORST QUARTER
                                     5.13%                        -4.88%
                                   (3/31/95)                    (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 3.06%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.

CLASS I SHARES                                                  1 YEAR          5 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
ARMADA OHIO TAX EXEMPT BOND FUND                                -1.11%           5.68%          5.33%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(3)                           -0.14%           6.36%          6.60%(2)

(1)Since January 5, 1990.
(2)Since December 31, 1989.
(3)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.


FUND FEES AND EXPENSES

SEE PAGE 51 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from both regular
                                         federal income tax and, to the extent
                                         possible, Pennsylvania personal income
                                         tax as is consistent with conservation
                                         of capital

INVESTMENT FOCUS                         Pennsylvania municipal securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal income and Pennsylvania
                                         personal income taxes

INVESTOR PROFILE                         Investors seeking tax exempt current
                                         income, and who are willing to accept
                                         moderate share price volatility


PRINCIPAL INVESTMENT STRATEGIES

The Armada Pennsylvania Municipal Bond Fund's investment objective is to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its net assets in debt securities issued by the Commonwealth of Pennsylvania, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income and Pennsylvania personal income taxes (Pennsylvania municipal securities). However, some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

The Fund may invest up to 100% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain an average weighted portfolio maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that tax free municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in Pennsylvania subjects the Fund to economic conditions and government policies within that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Class I Shares from year to year.

                                        CALENDAR YEAR TOTAL RETURN
                                   1995                            9.93%
                                   1996                            3.91%
                                   1997                            6.94%
                                   1998                            5.62%
                                   1999                           -0.96%

                                  BEST QUARTER                WORST QUARTER
                                     3.80%                        -1.83%
                                   (3/31/95)                    (6/30/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.90%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.

CLASS I SHARES                                                1 YEAR      5 YEARS      SINCE INCEPTION
------------------------------------------------------------------------------------------------------
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND                       -0.96%       5.03%           4.52%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(3)                         -0.14%       6.36%           5.57%(2)

(1)Since August 10, 1994
(2)Since July 31, 1994
(3)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.

FUND FEES AND EXPENSES

SEE PAGE 51 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

FUND FEES AND EXPENSES OF THE ARMADA TAX FREE BOND FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE RESPECTIVE FUNDS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                  Michigan       National Tax     Ohio Tax       Pennsylvania
                                                  Municipal      Exempt Bond      Exempt Bond    Municipal
                                                  Bond Fund      Fund             Bond Fund      Bond Fund
                                                --------------------------------------------------------------
Investment Advisory Fees                          0.55%          0.55%             0.55%          0.55%
Distribution and Service (12b-1) Fees             0.10%          0.10%             0.10%          0.10%
Other Expenses                                    0.18%          0.16%             0.15%          0.19%
                                                  -----          -----             -----          -----
Total Annual Fund Operating Expenses              0.83%(1)       0.81%(2)          0.80%(2)       0.84%(2)

(1)The Adviser and Distributor each expects to waive fees for the Michigan Municipal Bond Fund so that total operating expenses for the current fiscal year are expected to be 0.63%. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

(2)Each Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, each Fund's actual total operating expenses were:

National Tax Exempt Bond Fund -- 0.61%
Ohio Tax Exempt Bond Fund -- 0.60%
Pennsylvania Municipal Bond Fund -- 0.61%

The Adviser and Distributor each expects to continue these waivers so that total operating expenses for the current fiscal year are expected to be as follows. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

National Tax Exempt Bond Fund -- 0.55%
Ohio Tax Exempt Bond Fund -- 0.53%
Pennsylvania Municipal Bond Fund -- 0.53%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE

These Examples are intended to help you compare the cost of investing in each Armada Municipal Bond Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated.

The Examples also assume that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in each Armada Tax Free Bond
Fund would be:


                                              1 YEAR       3 YEARS       5 YEARS      10 YEARS
                                              ------       -------       -------      --------
Michigan Municipal Bond Fund                      $85          $265         $460        $1,025
National Tax Exempt Bond Fund                     $83          $259         $450        $1,002
Ohio Tax Exempt Bond Fund                         $82          $255         $444        $  990
Pennsylvania Municipal Bond Fund                  $86          $268         $466        $1,037

MORE INFORMATION ABOUT RISK

The following chart indicates the specific investment risks associated with each of the funds. A description of these risks can be found on the following pages.

EQUITY RISK -- Equity securities include public and               Armada Core Equity Fund
privately issued equity securities, common and                    Armada Equity Growth Fund
preferred stocks, warrants, rights to subscribe to                Armada Equity Income Fund
common stock and convertible securities, as well as               Armada Equity Index Fund
instruments that attempt to track the price movement              Armada International Equity Fund
of equity indices. Investments in equity securities               Armada Large Cap Ultra Fund
and equity derivatives in general are subject to                  Armada Mid Cap Growth Fund
market risks that may cause their prices to fluctuate             Armada Small Cap Growth Fund
over time. The value of securities convertible into               Armada Small Cap Value Fund
equity securities, such as warrants or convertible                Armada Tax Managed Equity Fund
debt, is also affected by prevailing interest rates,              Armada Balanced Allocation Fund
the credit quality of the issuer and any call
provision. Fluctuations in the value of equity
securities in which a mutual fund invests will cause
a fund's net asset value to fluctuate. An investment
in a portfolio of equity securities may be more
suitable for long-term investors who can bear the
risk of these share price fluctuations.

     CONVERTIBLE SECURITIES RISK -- Convertible securities        Armada Equity Growth Fund
     have Armada Core Equity Fund characteristics of              Armada Equity Income Fund
     both fixed income and equity securities. The value           Armada International Equity Fund
     of the convertible security tends to move with the           Armada Large Cap Ultra Fund
     market value of the underlying stock, but may also           Armada Mid Cap Growth Fund
     be affected by interest rates, credit quality of the         Armada Tax Managed Equity Fund
     issuer and any call provisions.                              Armada Balanced Allocation Fund
                                                                  Armada Strategic Income Bond Fund



                                 Page 74 of 118


FIXED INCOME RISK -- The market value of fixed income             Armada Balanced Allocation Fund
investments change in response to interest rate                   Armada Bond Fund
changes and other factors. During periods of falling              Armada GNMA Fund
interest rates, the values of outstanding fixed                   Armada Intermediate Bond Fund
income securities generally rise. Moreover, while                 Armada Limited Maturity Bond Fund
securities with longer maturities tend to produce                 Armada Strategic Income Bond Fund
higher yields, the prices of longer maturity                      Armada Total Return Advantage Fund
securities are also subject to greater market                     Armada U.S. Government Income Fund
fluctuations as a result of changes in interest                   Armada Michigan Municipal Bond Fund
rates. In addition to these fundamental risks,                    Armada National Tax Exempt Bond Fund
different types of fixed income securities may be                 Armada Ohio Tax Exempt Bond Fund
subject to the following additional risks:                        Armada Pennsylvania Municipal Bond Fund


     CALL RISK -- During periods of falling interest              Armada Mid Cap Growth Fund
     rates, certain debt obligations with high interest           Armada Balanced Allocation Fund
     rates may be prepaid (or "called") by the issuer             Armada Bond Fund
     prior to maturity. This may cause a Fund's average           Armada GNMA Fund
     weighted maturity to fluctuate, and may require a            Armada Intermediate Bond Fund
     Fund to invest the resulting proceeds at lower               Armada Limited Maturity Bond Fund
     interest rates.                                              Armada Strategic Income Bond Fund
                                                                  Armada Total Return Advantage Fund
                                                                  Armada U.S. Government Income Fund
                                                                  Armada Michigan Municipal Bond Fund
                                                                  Armada National Tax Exempt Bond Fund
                                                                  Armada Ohio Tax Exempt Bond Fund
                                                                  Armada Pennsylvania Municipal Bond Fund


     CREDIT RISK -- The possibility that an issuer will be        Armada Mid Cap Growth Fund
     unable to make timely payments of either principal or        Armada Balanced Allocation Fund
     interest.                                                    Armada Bond Fund
                                                                  Armada GNMA Fund
                                                                  Armada Intermediate Bond Fund
                                                                  Armada Limited Maturity Bond Fund
                                                                  Armada Strategic Income Bond Fund
                                                                  Armada U.S. Government Income Fund
                                                                  Armada Total Return Advantage Fund
                                                                  Armada Michigan Municipal Bond Fund
                                                                  Armada National Tax Exempt Bond Fund
                                                                  Armada Ohio Tax Exempt Bond Fund
                                                                  Armada Pennsylvania Municipal Bond Fund


                                 Page 75 of 118

     EVENT RISK -- Securities may suffer declines in              Armada Balanced Allocation Fund
     credit quality and market value due to issuer                Armada Bond Fund
     restructurings or other factors. This risk should be         Armada GNMA Fund
     reduced because of the diversification provided by           Armada Intermediate Bond Fund
     the Fund's multiple holdings.                                Armada Limited Maturity Bond Fund
                                                                  Armada Strategic Income Bond Fund
                                                                  Armada Total Return Advantage Fund
                                                                  Armada Michigan Municipal Bond Fund
                                                                  Armada National Tax Exempt Bond Fund
                                                                  Armada Ohio Tax Exempt Bond Fund
                                                                  Armada Pennsylvania Municipal Bond Fund



HIGH-YIELD, LOWER RATED SECURITIES RISK (or "junk bonds")         Armada Strategic Income Bond Fund
are subject to additional risks associated with                   Armada Total Return Advantage Fund
investing in high-yield securities, including:

- High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities
     (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
-    The market for high-yield, lower rated
     securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
- Market prices for high-yield, lower rated securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
- The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.


                                 Page 76 of 118

     MUNICIPAL ISSUER RISK -- There may be economic or            Armada Michigan Municipal Bond Fund
     political changes that impact the ability of                 Armada National Tax Exempt Bond Fund
     municipal issuers to repay principal and to make             Armada Ohio Tax Exempt Bond Fund
     interest payments on municipal securities. Changes to        Armada Pennsylvania Municipal Bond Fund
     the financial condition or credit rating of municipal
     issuers may also adversely affect the value of the
     Fund's municipal securities. Constitutional or
     legislative limits on borrowing by municipal issuers
     may result in reduced supplies of municipal
     securities. Moreover, certain municipal securities
     are backed only by a municipal issuer's ability to
     levy and collect taxes.

     In addition, the Fund's concentration of investments         Armada Michigan Municipal Bond Fund
     in issuers located in a single state makes the Fund          Armada Ohio Tax Exempt Bond Fund
     more susceptible to adverse political or economic            Armada Pennsylvania Municipal Bond Fund
     developments affecting that state. The Fund also may
     be riskier than mutual funds that buy securities of
     issuers in numerous states.

     ASSET-BACKED SECURITIES RISK -- Asset-backed                 Armada Balanced Allocation Fund
     securities are fixed income securities representing          Armada Bond Fund
     an interest in a pool of shorter-term loans such as          Armada GNMA Fund
     automobile loans, home equity loans, equipment or            Armada Intermediate Bond Fund
     computer leases or credit card receivables. The              Armada Limited Maturity Bond Fund
     payments from the loans are passed through to the            Armada Strategic Income Bond Fund
     security holder. The loans underlying asset-backed           Armada Total Return Advantage Fund
     securities tend to have prepayment rates that do not         Armada U.S. Government Income Fund
     vary with interest rates. In addition, the short-term
     nature of the loans reduces the impact of any change
     in prepayment level. However, it is possible that
     prepayments will alter the cash flow on asset-backed
     securities and it is not possible to determine in
     advance the actual final maturity date or average
     life. Faster prepayment will shorten the average life
     and slower prepayment will lengthen it, affecting the
     price volatility of the security. However, it is
     possible to determine what the range of that movement
     could be and to calculate the effect that it will
     have on the price of the security.


                                 Page 77 of 118

     MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed                Armada Balanced Allocation Fund
     securities are fixed income securities representing          Armada Bond Fund
     an interest in a pool of underlying mortgage loans.          Armada GNMA Fund
     Mortgage -backed securities are sensitive to changes         Armada Intermediate Bond Fund
     in interest rates, but may respond to these changes          Armada Limited Maturity Bond Fund
     differently from other fixed income securities due to        Armada Strategic Income Bond Fund
     the possibility of prepayment of the underlying              Armada Total Return Advantage Fund
     mortgage loans. As a result, it may not be possible          Armada U.S. Government Income Fund
     to determine in advance the actual maturity date or
     average life of a mortgage-backed security. Rising
     interest rates tend to discourage refinancings, with
     the result that the average life and volatility of
     the security will increase exacerbating its decrease
     in market price. When interest rates fall, however,
     mortgage-backed securities may not gain as much in
     market value because of the expectation of additional
     mortgage prepayments that must be reinvested at lower
     interest rates. Prepayment risk may make it difficult
     to calculate the average maturity of a portfolio of
     mortgage-backed securities and, therefore, to assess
     the volatility risk of that portfolio.


                                 Page 78 of 118

FOREIGN SECURITY RISK -- Investments in securities                Armada Core Equity Fund
of foreign companies or governments can be more                   Armada Equity Growth Fund
volatile than investments in U.S. companies or                    Armada Equity Income Fund
governments. Diplomatic, political, or economic                   Armada International Equity Fund
developments, including nationalization or                        Armada Large Cap Ultra Fund
appropriation, could affect investments in foreign                Armada Mid Cap Growth Fund
countries. Foreign securities markets generally have              Armada Small Cap Growth Fund
less trading volume and less liquidity than U.S.                  Armada Small Cap Value Fund
markets. In addition, the value of securities                     Armada Tax Managed Equity Fund
denominated in foreign currencies, and of dividends               Armada Balanced Allocation Fund
from such securities, can change significantly when               Armada Intermediate Bond Fund
foreign currencies strengthen or weaken relative to               Armada Limited Maturity Bond Fund
the U.S. dollar. Foreign companies or governments                 Armada Strategic Income Bond Fund
generally are not subject to uniform accounting,                  Armada Total Return Advantage Fund
auditing, and financial reporting standards                       Armada U.S. Government Income Fund
comparable to those applicable to domestic U.S.
companies or governments. Transaction costs are
generally higher than those in the U.S. and expenses
for custodial arrangements of foreign securities may
be somewhat greater than typical expenses for
custodial arrangements of similar U.S. securities.
Investment in sovereign debt obligations by certain
Funds involves risks not present in debt obligations
of corporate issuers. The issuer of the debt or the
governmental authorities that control the repayment
of the debt may be unable or unwilling to repay
principal or interest when due in accordance with the
terms of such debt, and a Fund may have limited
recourse to compel payment in the event of a default.
Periods of economic uncertainty may result in
volatility of market prices of sovereign debt, and in
turn a Fund's NAV, to a greater extent than the
volatility inherent in debt obligations of U.S.
issuers. Some foreign governments levy withholding
taxes against dividend and interest income. Although
in some countries a portion of these taxes are
recoverable, the non-recovered portion will reduce
the income received from the securities comprising
the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:


                                 Page 79 of 118

     CURRENCY RISK -- Investments in foreign securities           Armada Core Equity Fund
     denominated in foreign currencies involve additional         Armada Equity Growth Fund
     risks, including:                                            Armada Equity Income Fund
                                                                  Armada International Equity Fund
-    The value of a Fund's assets measured in U.S.                Armada Large Cap Ultra Fund
     dollars may be affected by changes in currency               Armada Mid Cap Growth Fund
     rates and in exchange control regulations.                   Armada Small Cap Growth Fund
-    A Fund may incur substantial costs in connection             Armada Small Cap Value Fund
     with conversions between various currencies.                 Armada Tax Managed Equity Fund
-    A Fund may be unable to hedge against possible               Armada Balanced Allocation Fund
     variations in foreign exchange rates or to hedge             Armada Intermediate Bond Fund
     a specific security transaction or portfolio                 Armada Limited Maturity Bond Fund
     position.                                                    Armada Strategic Income Bond Fund
-    Only a limited market currently exists for                   Armada Total Return Advantage Fund
     hedging transactions relating to currencies in               Armada U.S. Government Income Fund
     certain emerging markets.

HEDGING RISK -- Hedging is a strategy designed to                 Armada Core Equity Fund
offset investment risks. Hedging activities include,              Armada Equity Growth Fund
among other things, the use of forwards, options and              Armada Equity Income Fund
futures. There are risks associated with hedging                  Armada Equity Index Fund
activities, including:                                            Armada International Equity Fund
                                                                  Armada Large Cap Ultra Fund
-    The success of a hedging strategy may depend on              Armada Mid Cap Growth Fund
     an ability to predict movements in the prices of             Armada Small Cap Growth Fund
     individual securities, fluctuations in markets,              Armada Small Cap Value Fund
     and movements in interest and currency exchange              Armada Tax Managed Equity Fund
     rates.                                                       Armada Balanced Allocation Fund
-    There may be an imperfect or no correlation                  Armada Bond Fund
     between the changes in market value of the                   Armada GNMA Fund
     securities held by the Fund or the currencies in             Armada Intermediate Bond Fund
     which those securities are denominated and the               Armada Limited Maturity Bond Fund
     prices of forward contracts, futures and options             Armada Strategic Income Bond Fund
     on futures.                                                  Armada Total Return Advantage Fund
-    There may not be a liquid secondary market for a             Armada U.S. Government Income Fund
     futures contract or option.
-    Trading restrictions or limitations may be
     imposed by an exchange, and government
     regulations may restrict trading in currencies,
     futures contracts and options.


                                 Page 80 of 118

LEVERAGING RISK -- Leveraging activities include,                 Armada Core Equity Fund
among other things, borrowing and the use of short                Armada Equity Growth Fund
sales, options and futures. There are risks                       Armada Equity Income Fund
associated with leveraging activities, including:                 Armada Equity Index Fund
                                                                  Armada International Equity Fund
-    A fund experiencing losses over certain ranges               Armada Large Cap Ultra Fund
     in the market that exceed losses experienced by              Armada Mid Cap Growth Fund
     a non-leveraged Fund.                                        Armada Small Cap Growth Fund
-    There may be an imperfect or no correlation                  Armada Small Cap Value Fund
     between the changes in market value of the                   Armada Tax Managed Equity Fund
     securities held by a fund and the prices of                  Armada Balanced Allocation Fund
     futures and options on futures.                              Armada GNMA Fund
-    Although the funds will only purchase                        Armada Intermediate Bond Fund
     exchange-traded futures and options, due to                  Armada Limited Maturity Bond Fund
     market conditions there may not be a liquid                  Armada Strategic Income Bond Fund
     secondary market for a futures contract or                   Armada Total Return Advantage Fund
     option. As a result, the funds may be unable to              Armada U.S. Government Income Fund
     close out their futures or options contracts at
     a time which is advantageous.
-    Trading restrictions or limitations may be
     imposed by an exchange, and government
     regulations may restrict trading in futures
     contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

     DERIVATIVES RISK -- The Funds use derivatives to             Armada Core Equity Fund
     attempt to achieve their investment objectives, while        Armada Equity Growth Fund
     at the same time maintaining liquidity. To                   Armada Equity Income Fund
     collateralize (or cover) these derivatives                   Armada Equity Index Fund
     transactions, the Funds hold cash or U.S. government         Armada International Equity Fund
     securities.                                                  Armada Large Cap Ultra Fund
                                                                  Armada Mid Cap Growth Fund
                                                                  Armada Small Cap Growth Fund
                                                                  Armada Small Cap Value Fund
                                                                  Armada Tax Managed Equity Fund
                                                                  Armada Balanced Allocation Fund
                                                                  Armada Bond Fund
                                                                  Armada GNMA Fund
                                                                  Armada Intermediate Bond Fund
                                                                  Armada Limited Maturity Bond Fund
                                                                  Armada Strategic Income Bond Fund
                                                                  Armada Total Return Advantage Fund
                                                                  Armada U.S. Government Income Fund


                                 Page 81 of 118

     FUTURES RISK -- Futures contracts and options on futures     Armada Core Equity Fund
     contracts provide for the future sale by one party           Armada Equity Growth Fund
     and purchase by another party of a specified amount          Armada Equity Income Fund
     of a specific security at a specified future time and        Armada Equity Index Fund
     at a specified price. An option on a futures contract        Armada International Equity Fund
     gives the purchaser the right, in exchange for a             Armada Large Cap Ultra Fund
     premium, to assume a position in a futures contract          Armada Mid Cap Growth Fund
     at a specified exercise price during the term of the         Armada Small Cap Growth Fund
     option. Index futures are futures contracts for              Armada Small Cap Value Fund
     various indices that are traded on registered                Armada Tax Managed Equity Fund
     securities exchanges.                                        Armada Balanced Allocation Fund
                                                                  Armada Bond Fund
     The Funds may use futures contracts and related              Armada GNMA Fund
     options for bona fide hedging purposes to offset             Armada Limited Maturity Bond Fund
     changes in the value of securities held or expected          Armada Strategic Income Bond Fund
     to be acquired. They may also be used to gain                Armada Total Return Advantage Fund
     exposure to a particular market or instrument, to            Armada U.S. Government Income Fund
     create a synthetic money market position, and for
     certain other tax-related purposes. The Funds will
     only enter into futures contracts traded on a
     national futures exchange or board of trade.

     OPTIONS RISK -- The buyer of an option acquires the          Armada Core Equity Fund
     right to buy (a call option) or sell (a put option)          Armada Equity Growth Fund
     a certain quantity of a security (the underlying             Armada Equity Income Fund
     security) or instrument at a certain price up to a           Armada International Equity Fund
     specified point in time. The seller or writer of an          Armada Large Cap Ultra Fund
     option is obligated to sell (a call option) or buy (a        Armada Mid Cap Growth Fund
     put option) the underlying security. When writing            Armada Small Cap Growth Fund
     (selling) call options on securities, a Fund may             Armada Small Cap Value Fund
     cover its position by owning the underlying security         Armada Tax Managed Equity Fund
     on which the option is written or by owning a call           Armada Balanced Allocation Fund
     option on the underlying security. Alternatively, a          Armada Bond Fund
     Fund may cover its position by maintaining in a              Armada GNMA Fund
     segregated account cash or liquid securities equal in        Armada Limited Maturity Bond Fund
     value to the exercise price of the call option               Armada Strategic Income Bond Fund
     written by a Fund.                                           Armada Total Return Advantage Fund
                                                                  Armada U.S. Government Income Fund

     Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


                                 Page 82 of 118

     SHORT SALES RISK -- Short sales are transactions in          Armada Mid Cap Growth Fund
     which a Fund sells a security it does not own. To            Armada Tax Managed Equity Fund
     complete a short sale, a Fund must borrow the                Armada Balanced Allocation Fund
     security to deliver to the buyer. The Fund is then           Armada GNMA Fund
     obligated to replace the borrowed security by                Armada U.S. Government Income Fund
     purchasing the security at the market price at the
     time of replacement. This price may be more or less
     than the price at which the security was sold by the Fund.

REAL ESTATE INVESTING RISK -- The Fund's investments in           Armada Equity Income Fund
the securities of real estate investment trusts                   Armada Mid Cap Growth Fund
(REITs) and companies principally engaged in the real             Armada Small Cap Value Fund
estate industry may subject the Fund to the risks                 Armada Intermediate Bond Fund
associated with the direct ownership of real estate.              Armada Limited Maturity Bond Fund
Risks commonly associated with the direct ownership
of real estate include fluctuations in the value of
underlying properties and defaults by borrowers or
tenants. In addition to these risks, REITs are
dependent on specialized management skills and some
REITs may have investments in relatively few
properties, or in a small geographic area or a single
type of property. These factors may increase the
volatility of the Fund's investments in REITs.

REGIONAL RISK -- To the extent that a Fund's                      Armada Michigan Municipal Bond Fund
investments are focused in a specific geographic                  Armada Ohio Tax Exempt Bond Fund
region, the Fund may be subject to the political and              Armada Pennsylvania Municipal Bond Fund
other developments affecting that region. Regional
economies are often closely interrelated, and
political and economic developments affecting one
region, country or state often affect other regions,
countries or states, thus subjecting a Fund to
additional risks.

TRACKING ERROR RISK -- Factors such as Fund expenses,             Armada Equity Index Fund
imperfect correlation between the Fund's investments
and those of its benchmark, rounding of share
prices, changes to the benchmark, regulatory
policies, and leverage, may affect its ability to
achieve perfect correlation. The magnitude of any
tracking error may be affected by a higher portfolio
turnover rate. Because an index is just a composite
of the prices of the securities it represents rather
than an actual portfolio of those securities, an
index will have no expenses. As a result, the Fund,
which will have expenses such as taxes, custody,
management fees and other operational costs, and
brokerage, may not achieve its investment objective
of accurately correlating to its index.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic, market, political or other conditions, or for other temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term high quality debt instruments that would not ordinarily be consistent with a Fund's principal investment strategies, which may prevent the Fund from achieving its investment objective. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for achieving a Fund's investment objective. Of course, the Trust cannot guarantee that any Fund will achieve its investment goal.

The Trust has applied for an order from the SEC that, if granted, would allow the non-money market funds offered by the Trust to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A non-money market fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAMS

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Investment Adviser oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described on page 57).

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company ("IMC"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Funds. On June 30, 2000, IMC had approximately $25.6 billion in assets under management.

IMC utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team. In the case of the Armada Core Equity and the Armada Total Return Advantage Funds, National Asset Management Corporation ("NAM"), with its principal offices at 101 South Fifth St., 5th Floor, Louisville, KY 40202, serves as Sub-Adviser and manages these Funds on a day-to-day basis. NAM selects, buys and sells the securities of these Funds under the supervision of the Adviser and the Board of Trustees.

The table below shows the IMC management teams responsible for each Fund as well as the advisory fees IMC received for each Fund for the fiscal period ended May 31, 2000.


                                                                                       ADVISORY FEES PAID AS
                                                                                             A PERCENTAGE OF
                                                                                      AVERAGE NET ASSETS FOR
                                               MANAGEMENT TEAM/INVESTMENT              THE FISCAL YEAR ENDED
     FUND NAME                                 ADVISER                                          MAY 31, 2000
------------------------------------------------------------------------------------------------------------
                                               National Asset Management Corporation
     Core Equity Fund                          (sub-adviser)                                       0.75%
------------------------------------------------------------------------------------------------------------
     Equity Growth Fund                        Equity Large Cap Core/Diversified                   0.75%
                                               Growth Team
------------------------------------------------------------------------------------------------------------
     Equity Income Fund                        Equity Value Team                                   0.75%
------------------------------------------------------------------------------------------------------------
     Equity Index Fund                         Equity Team                                         0.19%(1)
------------------------------------------------------------------------------------------------------------
     International Equity Fund                 International Equity Team                           1.15%
------------------------------------------------------------------------------------------------------------
     Large Cap Ultra Fund                      Equity Large Cap Ultra Growth Team                  0.75%
------------------------------------------------------------------------------------------------------------
     Mid Cap Growth Fund                       Small and Mid Cap Growth Team                       1.00%
------------------------------------------------------------------------------------------------------------
     Small Cap Growth Fund                     Small and Mid Cap Growth Team                       1.00%
------------------------------------------------------------------------------------------------------------
     Small Cap Value Fund                      Equity Value Team                                   1.00%
------------------------------------------------------------------------------------------------------------
     Tax Managed Equity Fund                   Equity Large Cap Core/Diversified                   0.75%
                                               Growth Team
------------------------------------------------------------------------------------------------------------
     Balanced Allocation Fund                  Equity and Fixed Income Teams                       0.75%
------------------------------------------------------------------------------------------------------------
     Bond Fund                                 Taxable Fixed Income Team                           0.55%
------------------------------------------------------------------------------------------------------------
     GNMA Fund                                 Taxable Fixed Income Team                           0.55%
------------------------------------------------------------------------------------------------------------
     Intermediate Bond Fund                    Taxable Fixed Income Team                           0.40%
------------------------------------------------------------------------------------------------------------
     Limited Maturity Bond Fund                Taxable Fixed Income Team                           0.35%
------------------------------------------------------------------------------------------------------------
     Strategic Income Bond Fund                Taxable Fixed Income Team                           0.75%(2)
------------------------------------------------------------------------------------------------------------
                                               National Asset Management Corporation
     Total Return Advantage Fund               (sub-adviser)                                       0.35%
------------------------------------------------------------------------------------------------------------
     U.S. Government Income Fund               Taxable Fixed Income Team                           0.55%
------------------------------------------------------------------------------------------------------------
     Michigan Municipal Bond Fund              Tax Exempt Fixed Income Team                        0.55%
------------------------------------------------------------------------------------------------------------
     National Tax Exempt Bond Fund             Tax Exempt Fixed Income Team                      0.33%(1)
------------------------------------------------------------------------------------------------------------
     Ohio Tax Exempt Bond Fund                 Tax Exempt Fixed Income Team                      0.33%(1)
------------------------------------------------------------------------------------------------------------
     Pennsylvania Municipal Bond Fund          Tax Exempt Fixed Income Team                      0.34%(1)
------------------------------------------------------------------------------------------------------------

(1)  Adviser fee or waiver changed during period.
(2) The Strategic Income Bond Fund had not yet commenced operations as of the date of this Prospectus. The fee shown represents the contractual advisory fee rate that the Fund will pay the Adviser.

THE ADVISER'S PAST PERFORMANCE - STRATEGIC INCOME BOND FUND

Since November 1, 1996, the Adviser has managed some assets as part of a larger portfolio of a retirement trust, the National City Non-Contributory Retirement Trust-Strategic Income (the "Retirement Trust Assets"). The Retirement Trust Assets have the same investment objectives as the Strategic Income Bond Fund and are managed by the Adviser using policies and strategies that are substantially similar to those used by the Adviser to manage the Strategic Income Bond Fund. The Adviser's Taxable Fixed Income and International Equity Teams are jointly responsible for managing both the Retirement Trust both the Retirement Trust Assets and the Strategic Income Bond Fund. The Adviser manages no other accounts in a manner substantially similar to that of the Retirement Trust Assets and the Strategic Income Bond Fund. A composite of the performance of the Retirement Trust Assets is listed below. The performance data for the Retirement Trust Assets have been adjusted to reflect the deduction of fees and expenses that will be paid by the Strategic Income Bond. Fund Also listed below are four indices The Lehman Aggregate

Bond Index, Lehman High-Yield Index and Lehman G-7 Index (ex-11s) as each comprised of securities that are representative of one of the three primary fixed income market sectors in which the Retirement Trust Assets and the Strategic Income Bond Fund invest The Hybrid Index is a blended index calculated by the Adviser by assigning a weight of one-third to each of the other indices. These indices are unmanaged indices which assume the reinvestment of dividends on securities in the index.

The Retirement Trust Assets are not subject to the investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act"), and the Internal Revenue Code. If they were, their returns might have been lower. The performance of The Retirement Trust Assets does not represent the historical performance of and should not be interpreted as indicative of the future performance of the Strategic Income Bond Fund. Rather, it is intended to provide investors with information about the historical investment performance of the Strategic Income Bond Fund's Adviser.


                                                       ONE YEAR          SINCE INCEPTION
                                                    (ENDED 6/30/00)     (NOVEMBER 1, 1996)
------------------------------------------------------------------------------------------
RETIREMENT TRUST ASSETS                                 0.30%                 4.26%
LEHMAN AGGREGATE BOND INDEX(1)                          4.56%                 6.01%
LEHMAN HIGH-YIELD INDEX(2)                             -1.03%                 4.94%
LEHMAN G-7 INDEX (EX-U.S.)(3)                           3.09%                 2.44%
HYBRID INDEX(4)                                         2.28%                 4.56%

(1)The Lehman Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(2)The Lehman High-Yield Index is an unmanaged, market value-weighed index that tracks the daily price-only, coupon and total return performance of noninvestment grade, fixed rate, publicly placed, dollar-denominated and nonconvertible debt registered with the U.S. Securities and Exchange Commission.
(3)The Lehman G-7 Index (ex-U.S.) is a sub-group of the Lehman Global Treasury Index which tracks fixed-rate, non-convertible, local currency and ECU denominated sovereign debt issues which have at least one year remaining to maturity. The Lehman G-7 (ex-U.S.) Index is geographically limited to the "G-7" group of industrialized countries, excluding the United States (Canada, Germany, France, Italy, Japan, and the United Kingdom). The country components are weighted according to market capitalization.
(4)The Hybrid Index is an index composed of one-third of each index listed above, as calculated by the Adviser.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class I Shares of the Funds.

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS.

Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and setup procedures for placing transactions call 1-800-622-FUND (3863).

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Fund receives your purchase order. Daily NAV is calculated for each of the funds each Business Day at 4:00 p.m. Eastern Time, the regularly-scheduled close of normal trading on the New York Stock Exchange. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally a Fund must receive your order by the above-listed deadlines and federal funds (readily available funds) before 2:00 p.m. Eastern time the following day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Fund's investments may change on days when you cannot buy and hold Fund shares.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Holders of Class I Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Fund has received the appropriate assets. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds do not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU PURCHASE YOUR SHARES BY CHECK OR THROUGH EACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

If you recently changed your address on your account, redemption proceeds will not be available until after 10 business days without a signature guarantee.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Armada Tax Managed Equity Fund may fund redemptions of $1 million or more with appreciated securities rather than cash.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan under Rule 12b-1, pursuant to the 1940 Act, that allows each Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, after fee waivers, as a percentage of average daily net assets are as follows:

                                                  CLASS I(1)
                                                  ----------
Armada Core Equity Fund                           0.05%
Armada Equity Growth Fund                         0.05%
Armada Equity Income Fund                         0.05%
Armada Equity Index Fund                          0.005%
Armada International Equity Fund                  0.05%
Armada Large Cap Ultra Fund                       0.05%
Armada Mid Cap Growth Fund                        0.05%
Armada Small Cap Growth Fund                      0.05%
Armada Small Cap Value Fund                       0.05%
Armada Tax Managed Equity Fund                    0.05%
Armada Balanced Allocation Fund                   0.05%
Armada Bond Fund                                  0.05%
Armada GNMA Fund                                  0.05%
Armada Intermediate Bond Fund                     0.05%
Armada Limited Maturity Bond Fund                 0.02%
Armada Strategic Income Bond Fund                 0.05%(2)
Armada Total Return Advantage Fund                0.02%
Armada U.S. Government Income Fund                0.05%
Armada Michigan Municipal Bond Fund               0.05%
Armada National Tax Exempt Bond Fund              0.05%
Armada Ohio Tax Exempt Bond Fund                  0.05%
Armada Pennsylvania Municipal Bond Fund           0.02%

(1)Each Fund is permitted to pay up to 0.10% for distribution fees on Class I shares.

(2)As of the date of the Prospectus, the Strategic Income Bond Fund had not yet commenced operations. The Prospectus will be supplemented to advise prospective investors when shares of the Fund will be available for purchase. The amounts indicated are the distribution fees the Fund intends to pay upon start up of operations.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The following Funds distribute income annually:

     Armada International Equity Fund
     Armada Small Cap Growth Fund
     Armada Small Cap Value Fund

The following Funds distribute income quarterly:

     Armada Core Equity Fund
     Armada Equity Growth Fund
     Armada Equity Income Fund
     Armada Equity Index Fund
     Armada Large Cap Ultra Fund
     Armada Mid Cap Growth Fund
     Armada Tax Managed Equity Fund
     Armada Balanced Allocation Fund


The following Funds accrue income daily and distribute monthly:

     Armada Bond Fund
     Armada GNMA Fund
     Armada Intermediate Bond Fund
     Armada Limited Maturity Bond Fund
     Armada Total Return Advantage Fund
     Armada U.S. Government Income Fund
     Armada Michigan Municipal Bond Fund
     Armada National Tax Exempt Bond Fund
     Armada Ohio Tax Exempt Bond Fund
     Armada Pennsylvania Municipal Bond Fund

It is anticipated that the Armada Strategic Income Bond Fund will distribute income monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that the Armada International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Armada International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The Armada Michigan Municipal Bond Fund, Armada National Tax Exempt Bond Fund, Armada Ohio Tax Exempt Bond Fund and Armada Pennsylvania Municipal Bond Fund (the "Tax Free Bond Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends will be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Free Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Free Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. The Armada Pennsylvania Municipal Bond Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Armada Ohio Tax Exempt Bond Fund intends to distribute income that is exempt from Ohio personal income taxes. The Armada Michigan Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. Shareowners should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except as stated otherwise below, this information has been audited by Ernst & Young LLP, independent auditors, whose reports, along with each Fund's financial statements, are included in the annual report. The Financial Highlights of the GNMA Fund and Pennsylvania Municipal Bond Fund from each Fund's respective commencement of operations date through May 31, 1996, were audited by each Fund's former independent accountants

In June 2000, the Parkstone Bond, Large Capitalization, U.S. Government Income, Michigan Municipal Bond, and Mid Capitalization Funds were reorganized, respectively, into the Armada Bond, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond, and Mid Cap Growth Funds. In connection with this reorganization, each of these Armada Funds adopted the financial highlights, financial statements and performance history of its corresponding acquired Parkstone Fund. The Financial Highlights for each of these Funds for the periods prior the fiscal year ended May 31, 2000 were audited by PricewaterhouseCoopers LLP, former independent accountants to The Parkstone Group of Funds.

You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

FINANCIAL HIGHLIGHTS
ARMADA CORE EQUITY FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             FOR THE YEAR ENDED MAY 31,   FOR THE PERIOD ENDED
                                                               2000           1999        MAY 31, 1998(2)
Net asset value, beginning of period                           $13.75         $11.35        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                   0.02           (0.02)(4)     0.05
Net gain on securities (realized and unrealized)               1.65           2.94          1.35
Total from investment operations                               1.67           2.92          1.40

LESS DISTRIBUTIONS
Dividends from net investment income                           (0.01)         (0.01)        (0.05)
Distributions from net realized capital gains                  (0.53)         (0.51)        (0.00)
Total distributions                                            (0.54)         (0.52)        (0.05)
Net asset value, end of period                                 $14.88         $13.75        $11.35

TOTAL RETURN                                                   12.31%         26.08%        14.03%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                           $141,207       $145,603      $110,504
Ratio of expenses to average net assets                        1.00%          0.98%         0.89%(3)
Ratio of net investment income/(loss) to average net assets    0.03%          (0.15)%       0.61%(3)
Ratio of expenses to average net assets before fee waivers     1.06%          0.98%         1.06%(3)
Ratio of net investment income/(loss) to average net assets
  before fee waivers                                           (0.03)%        (0.15)%       0.44%(3)
Portfolio turnover rate                                        37%            43%           60%



(1) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(2) CLASS I COMMENCED OPERATIONS ON AUGUST 1, 1997.
(3) ANNUALIZED.
(4) CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY GROWTH FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            FOR THE YEAR ENDED MAY 31,
                                                      2000        1999       1998         1997         1996
Net asset value, beginning of period                  $24.61      $21.35     $18.63       $18.02       $14.77

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                          0.00(1)     (0.03)(1)  (0.00)       0.09         0.14
Net gain on securities (realized and unrealized)      4.55        4.28       5.00         4.66         3.46
Total from investment operations                      4.55        4.25       5.00         4.75         3.60

LESS DISTRIBUTIONS
Dividends from net investment income                  (0.01)      (0.00)     (0.01)       (0.09)       (0.14)
Dividends in excess of net investment income          (0.00)      (0.00)     (0.00)       (0.02)       (0.02)
Distributions from net realized capital gains         (0.26)      (0.99)     (2.27)       (4.03)       (0.19)
Total distributions                                   (0.27)      (0.99)     (2.28)       (4.14)       (0.35)
Net asset value, end of period                        $28.89      $24.61     $21.35       $18.63       $18.02

TOTAL RETURN                                          18.49%       20.16%     28.65%       29.57%       24.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                  $1,251,015  $1,262,154 $352,413     $255,594     $166,671
Ratio of expenses to average net assets               0.90%       0.92%      0.98%        0.97%        1.01%
Ratio of net investment income/(loss) to average net
  assets                                              0.01%       (0.11)%    (0.01)%      0.49%        0.85%
Ratio of expenses to average net assets before fee
  waivers                                             0.96%       0.92%      0.98%        0.97%        1.03%
Ratio of net investment income/(loss) to average net
  assets before fee waivers                           (0.05)%     (0.11)%    (0.01)%      0.49%        0.83%
Portfolio turnover rate                               25%         57%        260%         197%         74%

(1) CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INCOME FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   FOR THE YEAR ENDED MAY 31,
                                                  2000      1999         1998         1997         1996
Net asset value, beginning of period              $18.80    $17.53       $14.87       $12.66       $11.01


INCOME FROM INVESTMENT OPERATIONS
Net investment income                             0.35      0.30         0.27         0.30         0.34
Net gain/(loss) on securities
(realized and unrealized)                         (1.85)    1.50         3.44         2.73         1.79
Total from investment operations                  (1.50)    1.80         3.71         3.03         2.13


LESS DISTRIBUTIONS
Dividends from net investment income              (0.36)    (0.28)       (0.32)       (0.31)       (0.34)
Distributions from net realized capital gains     (0.91)    (0.25)       (0.73)       (0.51)       (0.14)
Total distributions                               (1.27)    (0.53)       (1.05)       (0.82)       (0.48)
Net asset value, end of period                    $16.03    $18.80       $17.53       $14.87       $12.66

TOTAL RETURN                                      (7.95)%   10.62%       25.69%       24.62%       19.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)              $500,135  $548,361     $193,923     $127,130     $61,978
Ratio of expenses to average net assets           0.92%     0.93%        0.92%        1.01%        1.06%
Ratio of net investment income to average net
  assets                                          2.07%     2.07%        1.80%        2.44%        3.02%
Ratio of expenses to average net assets before
  fee waivers                                     0.98%     0.93%        0.92%        1.01%        1.08%
Ratio of net investment income to average net
  assets before fee waivers                       2.01%     2.07%        1.80%        2.44%        3.00%
Portfolio turnover rate                           40%       19%          18%          35%          53%

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INDEX FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           FOR THE     FOR THE
                                                           YEAR        PERIOD
                                                           ENDED MAY   ENDED MAY
                                                           31, 2000    31,1999(1)
Net asset value, beginning of period                         $11.32    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.13      0.11
Net gain on securities (realized and unrealized)             0.99      1.29

Total from investment operations                             1.12      1.40

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.13)    (0.08)
Distributions from net realized capital gains                (0.06)    (0.00)
Total distributions                                          (0.19)    (0.08)
Net asset value, end of period                               $12.25    $11.32

TOTAL RETURN                                                 9.92%     14.16%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $354,637  $253,854
Ratio of expenses to average net assets                      0.34%     0.20%(3)
Ratio of net investment income to average net assets         1.02%     1.38%(3)
Ratio of expenses to average net assets before fee waivers   0.59%     0.55%(3)
Ratio of net investment income to average net assets before
  fee waivers                                                0.77%     1.03%(3)
Portfolio turnover rate                                      48%       9%

(1) CLASS I COMMENCED OPERATIONS ON JULY 10, 1998.
(2) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA INTERNATIONAL EQUITY FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                           FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                           ENDED MAY 31,  ENDED MAY 31,  ENDED MAY 31,
                                                           2000           1999           1998(1)
Net asset value, beginning of period                          $10.91        $10.86       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                  0.01          (0.01)       0.08
Net gain on securities (realized and unrealized)              4.23          0.11         0.79
Total from investment operations                              4.24          0.10         0.87


LESS DISTRIBUTIONS
Dividends from net investment income                          (0.03)        (0.05)       (0.01)
Distributions from net realized capital gains                 (0.07)        (0.00)       (0.00)
Total distributions                                           (0.10)        (0.05)       (0.01)
Net asset value, end of period                                $15.05        $10.91       $10.86

TOTAL RETURN                                                  38.90%        0.95%        8.76%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                          $425,328      $199,205     $135,942
Ratio of expenses to average net assets                       1.43%         1.43%        1.09%(3)
Ratio of net investment income/(loss) to average net assets   0.06%         0.12%        1.19%(3)
Ratio of expenses to average net assets before fee waivers    1.49%         1.43%        1.24%(3)
Ratio of net investment income/(loss) to average net assets
  before fee waivers                                          0.00%         0.12%        1.04%(3)
Portfolio turnover rate                                       124%          78%          28%


(1) CLASS I COMMENCED OPERATIONS ON AUGUST 1, 1997.
(2) TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA LARGE CAP ULTRA FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   FOR THE YEAR              FOR THE ELEVEN MONTHS
                                                                                   ENDED MAY 31              ENDED MAY 31,
                                                                         2000              1999              1998
Net asset value, beginning of period                                     $19.81            $16.27            $14.48

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                             (0.02)            (0.06)            (0.03)
Net gain (loss) on securities (realized and unrealized)                  5.08              3.90              3.52
Total from investment operations                                         5.06              3.84              3.49

LESS DISTRIBUTIONS
Dividends from net investment income                                     (0.00)            (0.00)            (0.00)
Distributions from net realized capital gains                            (4.78)            (0.30)            (1.67)
Tax return of capita                                                     (0.00)            (0.00)            (0.03)
Total distributions                                                      (4.78)            (0.30)            (1.70)
Net asset value, end of period                                           $20.09            $19.81            $16.27

TOTAL RETURN                                                             27.25%            23.67%            26.18%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                                      $278,697          $409,107          $358,221
Ratio of expenses to average net assets                                  1.05%             1.10%             1.10%(b)
Ratio of net investment income/(loss) to average net assets              (0.36)%           (0.33)%           (0.19)%(b)
Ratio of expenses to average net assets before fee waivers               1.05%             1.10%             1.10%(b)
Portfolio turnover rate                                                  82.30%            50.51%            24.74%

                                                                         FOR THE YEAR          FOR THE PERIOD
                                                                         ENDED JUNE 30,        ENDED JUNE 30,
                                                                         1997                  1996(C)
Net asset value, beginning of period                                     $11.25                $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/loss                                               0.03                  0.03
Net gain (loss) on securities (realized and unrealized)                  3.31                  1.25
Total from investment operations                                         3.34                  1.28

LESS DISTRIBUTIONS
Dividends from net investment income                                     (0.03)                (0.03)
Distributions from net realized capital gains                            (0.08)                (0.00)
Tax return of capita                                                     (0.00)                (0.00)
Total distributions                                                      (0.11)                (0.03)
Net asset value, end of period                                           $14.48                $11.25

TOTAL RETURN                                                             29.81%                12.86%(a)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                                      $338,388              $274,150
Ratio of expenses to average net assets                                  1.12%                 2.19%(b)
Ratio of net investment income/(loss) to average net assets              0.19%                 1.26%(b)
Ratio of expenses to average net assets before fee waivers               1.12%                 2.26%(b)
Portfolio turnover rate                                                  48.44%                0.86%

(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.
(c)  CLASS I COMMENCED OPERATIONS ON DECEMBER 28, 1995.

FINANCIAL HIGHLIGHTS
ARMADA MID CAP GROWTH FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          FOR THE YEAR ENDED   FOR THE ELEVEN MONTHS
                                                                                                 MAY 31,           ENDED MAY 31,
                                                                                     2000              1999            1998
Net asset value, beginning of period                                                 $14.27            $15.12          $15.82

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                                  (0.12)(a)         (0.14)          (0.11)
Net gain/ (loss) on securities (realized and unrealized)                             6.34              1.13            2.52
Total from investment operations                                                     6.22              0.99            2.41

LESS DISTRIBUTIONS
Distributions from net realized capital gains                                        (4.65)            (1.84)          (3.11)
Distributions in excess of net realized capital gains                                (0.00)            (0.00)          (0.00)
Total distributions                                                                  (4.65)            (1.84)          (3.11)
Net asset value, end of period                                                       $15.84            $14.27          $15.12

TOTAL RETURN                                                                         51.90%            8.20%           16.98%(b)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                                                  $281,161          $319,733        $518,080
Ratio of expenses to average net assets                                              1.29%             1.32%           1.30%(c)
Ratio of net investment loss to average net assets                                   (0.75)%           (0.75)%         (0.77)%(c)
Ratio of expenses to average net assets before fee waivers                           1.29%             1.32%           1.30%
Ratio of net investment income to average net assets before fee waivers              (0.75)%           (0.75)%         (0.77)%
Portfolio turnover rate                                                              110.26%           100.19%         38.41%


                                                                              FOR THE YEAR           FOR THE YEAR      FOR THE YEAR
                                                                              ENDED JUNE 30,        ENDED JUNE 30,    ENDED JUNE 30,
                                                                                  1997            1996               1995
Net asset value, beginning of period                                              $20.83          $16.62             $14.70

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                               (0.13)          (0.16)             (0.08)
Net gain/ (loss) on securities (realized and unrealized)                          1.25            5.03               3.47
Total from investment operations                                                  1.12            4.87               3.39

LESS DISTRIBUTIONS
Distributions from net realized capital gains                                     (6.13)          (0.66)             (0.49)
Distributions in excess of net realized capital gains                             (0.00)          (0.00)             (0.98)
Total distributions                                                               (6.13)          (0.66)             (1.47)
Net asset value, end of period                                                    $15.82          $20.83             $16.62

TOTAL RETURN                                                                      5.58%           29.83%             25.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                                               $544,082        $650,495           $683,320
Ratio of expenses to average net assets                                           1.31%           1.29%              1.29%
Ratio of net investment loss to average net assets                                (0.80)%         (0.68)%            (0.64)%
Ratio of expenses to average net assets before fee waivers                        1.31%           1.29%              1.29%
Ratio of net investment income to average net assets before fee waivers           (0.80)%         (0.68)%            (0.65)%
Portfolio turnover rate                                                           38.47%          49.27%             46.39%


(a)  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP GROWTH FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE PERIOD ENDED
                                                                      MAY 31, 2000         MAY 31, 1999         MAY 31, 1998(2)
Net asset value, beginning of period                                  $10.14               $11.69               $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income loss                                            (0.04)(4)            (0.03)(4)            0.01
Net gain/(loss) on securities (realized and unrealized)               4.81                 (1.41)               1.72
Total from investment operations                                      4.77                 (1.44)               1.73

LESS DISTRIBUTIONS
Dividends from net investment income                                  (0.00)               (0.00)               (0.01)
Distributions from net realized capital gains                         (0.00)               (0.11)               (0.03)
Total distributions                                                   (0.00)               (0.11)               (0.04)
Net asset value, end of period                                        $14.91               $10.14               $11.69

TOTAL RETURN                                                          47.04%               (12.36)%             17.35%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                  $157,306              $80,145              $54,476
Ratio of expenses to average net assets                               1.23%                 1.27%                0.98%(3)
Ratio of net investment income/(loss) to average net assets           (0.28)%               (0.27)%              0.14%(3)
Ratio of expenses to average net assets before fee waivers            1.29%                 1.27%                1.09%(3)
Ratio of net investment income/(loss) to average net assets before
fee waivers                                                           (0.34)%               (0.27)%              0.03%(3)
Portfolio turnover rate                                               155%                  159%                 31%


(1)    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(2)    CLASS I COMMENCED OPERATIONS ON AUGUST 1, 1997.
(3)    ANNUALIZED.
(4)    CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP VALUE FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   FOR THE YEAR ENDED MAY 31,
                                                                          2000        1999         1998         1997         1996
Net asset value, beginning of period                                      $13.65      $15.72       $15.15       $13.10       $11.38

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                              0.27        0.09         0.06         0.09         0.08
Net gain/(loss) on securities (realized and unrealized)                   1.45        (0.78)       2.87         2.90         2.41
Total from investment operations                                          1.72        (0.69)       2.93         2.99         2.49

LESS DISTRIBUTIONS
Dividends from net investment income                                      (0.22)      (0.05)       (0.07)       (0.09)       (0.08)
Dividends in excess of net investment income                              (0.00)      (0.00)       (0.00)       (0.00)       (0.02)
Distributions from net realized capital gains                             (0.00)      (1.33)       (2.29)       (0.85)       (0.67)
Total distributions                                                       (0.22)      (1.38)       (2.36)       (0.94)       (0.77)
Net asset value, end of period                                            $15.15      $13.65       $15.72       $15.15       $13.10

TOTAL RETURN                                                              12.87%      (3.67)%      19.82%       23.61%       22.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                      $354,347    $270,382     $284,295     $199,311     $99,294
Ratio of expenses to average net assets                                   1.21%       1.12%        0.98%        0.97%        1.05%
Ratio of net investment income/(loss) to average net assets               1.97%       0.70%        0.43%        0.83%        0.83%
Ratio of expenses to average net assets before fee waivers                1.27%       1.12%        0.98%        0.97%        1.06%
Ratio of net investment income/(loss) to average net assets before fee
waivers                                                                   1.91%       0.70%        0.43%        0.83%        0.82%
Portfolio turnover rate                                                   120%        79%          89%          64%          106%

FINANCIAL HIGHLIGHTS
ARMADA TAX MANAGED EQUITY FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     FOR THE YEAR     FOR THE YEAR   FOR THE PERIOD
                                                                                     ENDED            ENDED          ENDED
                                                                                     MAY 31, 2000     MAY 31, 1999   MAY 31, 1998(1)
Net asset value, beginning of period                                                 $12.13           $9.93          $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                                         0.03             0.05           (0.00)
Net gain/(loss) loss on securities (realized and unrealized)                         2.16             2.21           (0.07)
Total from investment operations                                                     2.19             2.26           (0.07)

LESS DISTRIBUTIONS
Dividends from net investment income                                                 (0.02)           (0.05)         (0.00)
Distributions from net realized capital gains                                        (0.01)           (0.01)         (0.00)
Total distributions                                                                  (0.03)           (0.06)         (0.00)
Net asset value, end of period                                                       $14.29           $12.13         $9.93

TOTAL RETURN                                                                         18.06%           22.82%         (4.81%)(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                                 $257,548         $241,501       $158,867
Ratio of expenses to average net assets                                              0.95%            0.83%          0.29%(2)
Ratio of net investment income/(loss) to average net assets                          0.19%            0.37%          0.91%(2)
Ratio of expenses to average net assets before fee waivers                           1.01%            1.01%          1.02%(2)
Ratio of net investment income/(loss) to average net assets before fee waivers       0.13%            0.19%          0.18%(2)
Portfolio turnover rate                                                              3%               5%             0%


(1)    CLASS I COMMENCED OPERATIONS ON APRIL 9, 1998.
(2)    ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA BALANCED ALLOCATION FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          FOR THE YEAR   FOR THE PERIOD
                                                                          ENDED MAY 31,     ENDED MAY
                                                                              2000         31, 1999(2)
Net asset value, beginning of period                                      $10.31         $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                     0.26           0.18
Net gain on securities (realized and unrealized)                          1.35           0.28
Total from investment operations                                          1.61           0.46

LESS DISTRIBUTIONS
Dividends from net investment income                                      (0.24)         (0.15)
Total distributions                                                       (0.24)         (0.15)
Net asset value, end of period                                            $11.68         $10.31

TOTAL RETURN                                                              15.72%         4.57%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                      $69,517        $85,027
Ratio of expenses to average net assets                                   1.01%          1.06%(3)
Ratio of net investment income to average net assets                      2.20%          2.25%(3)
Ratio of expenses to average net assets before fee waivers                1.07%          1.06%(3)
Ratio of investment income to average net assets before fee waivers       2.14%          2.25%(3)
Portfolio turnover rate                                                   182%           116%


(1)    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(2)    CLASS I COMMENCED OPERATIONS ON JULY 10, 1998.
(3)    ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA BOND FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                         YEAR ENDED      YEAR ENDED
                                                                        MAY 31, 2000     MAY 31, 1999
                                                                        ------------     -----------
Net Asset Value, Beginning of Period .................................   $      9.93     $     10.25
                                                                         -----------     -----------
INVESTMENT ACTIVITIES
Net investment income (loss) .........................................          0.59            0.57
Net realized and unrealized gains (loss) on investments ..............         (0.56)          (0.30)
                                                                         -----------     -----------
Total from Investment Activitie ......................................          0.03            0.27
                                                                         -----------     -----------
DISTRIBUTIONS
Net investment income ................................................         (0.59)          (0.57)
Net realized gains ...................................................            --           (0.02)
                                                                         -----------     -----------
Total Distributions ..................................................         (0.59)          (0.59)
                                                                         -----------     -----------
Net Asset Value, End of Period .......................................   $      9.37     $      9.93
                                                                         ===========     ===========
TOTAL RETURN (EXCLUDES SALES AND REDEMPTION CHARGES) .................          0.35%           2.70%

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ....................................   $   618,172     $   366,230
Ratio of expenses to average net assets ..............................          0.73%           0.94%
Ratio of net investment income (loss) to average net assets ..........          6.32%           5.53%
Ratio of expenses to average net assets* .............................          0.79%           1.03%
Portfolio turnover (a) ...............................................        162.00%         268.66%

The performance set forth in this table is the financial data of the Parkstone Bond Fund, series of a predecessor company, The Partkstone Group of Funds. Armada Bond Fund acquired the assets and assumed the liabilities of Parkstone Bond Fund on June 9, 2000. The net asset value at the beginning of each period and the changes in net asset values, including the net asset values at the end of each period listed have been restated to reflect the conversion ratio of .9799154 on the date of reorganization.

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a)  Not annualized.
(b)  Annualized.

                                                                         ELEVEN MONTHS
                                                                             ENDED           YEAR ENDED
                                                                         MAY 31, 1998       JUNE 30, 1997
                                                                         ------------       -------------
Net Asset Value, Beginning of Period .................................   $      9.93        $      9.76
                                                                         -----------        -----------
INVESTMENT ACTIVITIES
Net investment income (loss) .........................................          0.57               0.60
Net realized and unrealized gains (loss) on investments ..............          0.32               0.17
                                                                         -----------        -----------
Total from Investment Activities .....................................          0.89               0.77
                                                                         -----------        -----------
DISTRIBUTIONS
Net investment income ................................................         (0.57)             (0.60)
                                                                         -----------        -----------
Total Distributions ..................................................         (0.57)             (0.60)
                                                                         -----------        -----------
Net Asset Value, End of Period .......................................   $     10.25        $      9.93
                                                                         ===========        ===========
TOTAL RETURN (EXCLUDES SALES AND REDEMPTION CHARGES) .................          9.15%(a)           8.20%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ....................................   $   481,998        $   492,102
Ratio of expenses to average net assets ..............................          0.94%(b)           0.94%
Ratio of net investment income (loss) to average net assets ..........          6.06%(b)           6.13%
Ratio of expenses to average net assets* .............................          1.04%(b)           1.03%
Portfolio turnover (c) ...............................................           546%               827%

The performance set forth in this table is the financial data of the Parkstone Bond Fund, series of a predecessor company. The Parkstone Group of Funds. Armada Bond Fund acquired the assets and assumed the liabilities of Parkstone Bond Fund on June 9, 2000. The net asset value at the beginning of each period and the changes in net asset value, including the net asset values at the end of each period listed have been restated to reflect the conversion ration of .9799154 on the date of reorganization.

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Not annualized.
(b)  Annualized.

                                                        YEAR ENDED      YEAR ENDED
                                                       JUNE 30, 1996   JUNE 30, 1995
                                                       -------------   -------------
Net Asset Value, Beginning of Period .............   $      9.92     $      9.48     $     10.75
                                                     -----------     -----------     -----------
INVESTMENT ACTIVITIES
Net investment income (loss) .....................          0.60            0.62            0.61
Net realized and unrealized gains/(loss)
on investments ...................................         (0.16)           0.44           (0.74)
                                                     -----------     -----------     -----------
Total from Investment Activities .................          0.44            1.06           (0.13)
                                                     -----------     -----------     -----------
DISTRIBUTIONS
Net investment income ............................         (0.60)          (0.62)          (0.59)
                                                     -----------     -----------     -----------
Total Distributions ..............................         (0.60)          (0.62)          (1.14)
                                                     -----------     -----------     -----------
Net Asset Value, End of Period ...................   $      9.76     $      9.92     $      9.48
                                                     ===========     ===========     ===========
TOTAL RETURN (EXCLUDES SALES AND REDEMPTION
CHARGES) .........................................          4.49%          11.78%          (1.52)%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000) ................   $   549,336     $   509,189     $   469,903
Ratio of expenses to average net assets ..........          0.94%           1.02%           0.88%
Ratio of net investment income (loss) to
average net assets ...............................          5.96%           6.54%           5.97%
Ratio of expenses to average net assets* .........          1.03%           1.14%           1.02%
Portfolio turnover (a) ...........................          1189%           1011%         893.27%

The performance set forth in this table is the financial data of the Parkstone Bond Fund, series of a predecessor company. The Parkstone Group of Funds. Armada Bond Fund acquired the assets and assumed the liabilities of Parkstone Bond Fund on June 9, 2000. The net asset value at the beginning of each period and the changes in net asset value, including the net asset values at the end of each period listed have been restated to reflect the conversion ration of .9799154 on the date of reorganization.

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
ARMADA GNMA FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                        FOR THE YEAR ENDED MAY 31,
                                                                           2000         1999         1998         1997
Net asset value, beginning of period                                       $10.10       $10.36       $10.15       $10.03

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                      0.59         0.61         0.61         0.65
Net gain/(loss) on securities (realized and unrealized)                    (0.36)       (0.20)       0.31         0.22
Total from investment operations                                           0.23         0.41         0.92         0.87

LESS DISTRIBUTIONS
Dividends from net investment income                                       (0.59)       (0.60)       (0.61)       (0.65)
Distributions  from net realized capital gains                             (0.00)       (0.07)       (0.10)       (0.01)
Distributions in excess of net realized capital gains                      (0.00)       (0.00)       (0.00)       (0.09)
Total distributions                                                        (0.59)       (0.67)       (0.71)       (0.75)
Net asset value, end of period                                             $9.74        $10.10       $10.36       $10.15

TOTAL RETURN                                                               2.48%        4.02%        9.17%        9.03%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                       $119,653     $96,808      $83,624      $64,501
Ratio of expenses to average net assets                                    0.80%        0.78%        0.84%        0.86%
Ratio of net investment income to average net assets                       6.04%        5.92%        5.83%        6.45%
Ratio of expenses to average net assets before fee waivers                 0.86%        0.78%        0.84%        1.01%
Ratio of net investment income to average net assets before fee waivers    5.98%        5.92%        5.83%        6.30%
Portfolio turnover rate                                                    79%          85%          291%         57%


                                                                            FOR THE PERIOD    FOR THE YEAR
                                                                            ENDED MAY 1 30,   ENDED APRIL 30,
                                                                                1996(3)       1996(3)
Net asset value, beginning of period                                       $10.12             $10.16

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                      0.05               0.66
Net gain/(loss) on securities (realized and unrealized)                    (0.09)             0.14
Total from investment operations                                           (0.04)             0.80

LESS DISTRIBUTIONS
Dividends from net investment income                                       (0.05)             (0.66)
Dividends from net realized capital gains                                  (0.00)             (0.18)
Distributions in excess of net realized capital gains                      (0.00)             (0.00)
Total distributions                                                        (0.05)             (0.84)
Net asset value, end of period                                             $10.03             $10.12

TOTAL RETURN                                                               (0.35)%(2,4)       7.97%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                       $60,532            $62,161
Ratio of expenses to average net assets                                    0.85%(1)           0.85%
Ratio of net investment income to average net assets                       6.33%(1)           6.30%
Ratio of expenses to average net assets before fee waivers                 1.28%(1)           1.29%
Ratio of net investment income to average net assets before fee waivers    5.90%(1)           5.86%
Portfolio turnover rate                                                    1%                 149%


1    ANNUALIZED.
2    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.
4    TOTAL RETURN EXCLUDES SALES CHARGE.

FINANCIAL HIGHLIGHTS
ARMADA INTERMEDIATE BOND FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            FOR THE YEAR ENDED MAY 31,
                                                                            2000        1999        1998        1997        1996
Net asset value, beginning of period                                        $10.39      $10.59      $10.37      $10.30      $10.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                       0.64        0.56        0.60        0.60        0.61
Net gain/ (loss) on securities (realized and unrealized)                    (0.48)      (0.14)      0.22        0.07        (0.22)
Total from investment operations                                            0.16        0.42        0.82        0.67        0.39

LESS DISTRIBUTIONS
Dividends from net investment income                                        (0.64)      (0.56)      (0.60)      (0.60)      (0.61)
Distributions from net realized capital gains                               (0.01)      (0.06)      (0.00)      (0.00)      (0.00)
Distributions in excess of net realized capital gains                       (0.00)      (0.00)      (0.00)      (0.00)      (0.02)
Total distributions                                                         (0.65)      (0.62)      (0.60)      (0.60)      (0.63)
Net asset value, end of period                                              $9.90       $10.39      $10.59      $10.37      $10.30

TOTAL RETURN                                                                1.50%       3.98%       8.09%       6.63%       3.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                                         $294,998    $313,368    $166,710    $121,271    $111,240
Ratio of expenses to average net assets                                     0.58%       0.61%       0.65%       0.70%       0.80%
Ratio of net investment income to average net assets                        6.22%       5.21%       5.71%       5.76%       5.78%
Ratio of expenses to average net assets before fee waivers                  0.79%       0.75%       0.80%       0.79%       0.82%
Ratio of net investment income to average net assets before fee waivers     6.01%       5.07%       5.56%       5.66%       5.76%
Portfolio turnover rate                                                     201%        256%        160%        217%        45%

FINANCIAL HIGHLIGHTS
ARMADA LIMITED MATURITY BOND FUND (FORMERLY ARMADA ENHANCED INCOME FUND)-CLASS I FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       FOR THE YEAR ENDED MAY 31,
                                                                            2000       1998         1998       1997        1996
Net asset value, beginning of period                                        $9.96      $10.06       $9.99      $10.01      $10.16

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                       0.57       0.56         0.57       0.58        0.58
Net gain/(loss) on securities (realized and unrealized)                     (0.26)     (0.05)       0.08       0.01        (0.05)
Total from investment operations                                            0.31       0.51         0.65       0.59        0.53

LESS DISTRIBUTIONS
Dividends from net investment income                                        (0.57)     (0.56)       (0.57)     (0.58)      (0.58)
Dividends in excess of net investment income                                (0.00)     (0.00)       (0.00)     (0.00)      (0.10)
Distributions of net realized capital gains                                 (0.00)     (0.05)       (0.01)     (0.03)      (0.00)
Total distributions                                                         (0.57)     (0.61)       (0.58)     (0.61)      (0.68)
Net asset value, end of period                                              $9.70      $9.96        $10.06     $9.99       $10.01

TOTAL RETURN                                                                3.22%      5.14%        6.68%      6.02%       5.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                        93,652     $72,291      $71,888    $61,031     $66,918
Ratio of expenses to average net assets                                     0.54%      0.43%        0.33%      0.21%       0.23%
Ratio of net investment income to average net assets                        5.84%      5.49%        5.69%      5.74%       5.72%
Ratio of expenses to average net assets before fee waivers                  0.74%      0.65%        0.69%      0.66%       0.70%
Ratio of net investment income to average net assets before fee waivers     5.64%      5.27%        5.33%      5.29%       5.25%
Portfolio turnover rate                                                     90%        190%         135%       225%        98%

FINANCIAL HIGHLIGHTS
ARMADA TOTAL RETURN ADVANTAGE FUND -  CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            FOR THE YEAR ENDED MAY 31,

                                                                         2000        1999          1998         1997        1996
Net asset value, beginning of period                                     $9.99       $10.25        $9.89        $9.88       $10.55

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                    0.60        0.58          0.64         0.67        0.70(1)

Net gain/(loss) on securities (realized and unrealized)                  (0.45)      (0.22)        0.36         0.15        (0.24)
Total from investment operations                                         0.15        0.36          1.00         0.82        0.46

LESS DISTRIBUTIONS
Dividends from net investment income                                     (0.60)      (0.58)        (0.64)       (0.67)      (0.70)
Dividends in excess of net investment income                             (0.00)      (0.00)        (0.00)       (0.00)      (0.12)
Distributions from net realized capital gains                            (0.06)      (0.04)        (0.00)       (0.00)      (0.31)
Distributions in excess of net realized capital gains                    (0.00)      (0.00)        (0.00)       (0.14)      (0.00)
Total distributions                                                      (0.66)      (0.62)        (0.64)       (0.81)      (1.13)
Net asset value, end of period                                           $9.48       $9.99         $10.25       $9.89       $9.88

TOTAL RETURN                                                             1.78%       3.54%         10.35%       8.51%       4.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                     $331,026    $328,417      $296,075     $259,228    $280,401
Ratio of expenses to average net assets                                  0.48%       0.45%         0.31%        0.16%       0.13%
Ratio of net investment income to average net assets                     6.17%       5.72%         6.29%        6.70%       6.67%
Ratio of expenses to average net assets before fee waivers               0.77%       0.65%         0.72%        0.71%       0.69%
Ratio of net investment income to average net assets before fee waivers  5.88%       5.52%         5.88%        6.15%       6.11%
Portfolio turnover rate                                                  121%        142%          170%         169%        268%

1    CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA U.S. GOVERNMENT INCOME FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            FOR THE YEAR ENDED    FOR THE ELEVEN MONTHS ENDED  FOR THE YEAR ENDED
                                                                  MAY 31,                   MAY 31,                  JUNE 30,
                                                             2000         1999         1998        1997         1996        1995
Net asset value, beginning of period                         $9.13        $9.27        $9.15       $9.25        $9.42       $9.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.56         0.57         0.63        0.72         0.75        0.76
Net gain/(loss) on securities (realized and unrealized)      (0.36)       (0.14)       0.08        (0.10)       (0.17)      0.01
Total from investment operations                             0.20         0.43         0.71        0.62         0.58        0.77

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.56)       (0.57)       (0.55)      (0.61)       (0.67)      (0.68)
Tax return of capital                                         0.00         0.00         (0.04)      (0.11)       (0.08)      (0.08)
Total distributions                                          (0.56)       (0.57)       (0.59)      -0.72        (0.75)      (0.76)
Net asset value, end of period                               $8.77        $9.13        $9.27       $9.15        $9.25       $9.42

TOTAL RETURN                                                 2.26%        4.73%        8.04%(a)    6.91%        6.34%       8.70%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                          $134,250     $150,113     $161,567    $148,854     $130,615    $110,190
Ratio of expenses to average net assets                      0.83%        0.75%        0.75%(b)    0.77%        0.76%       0.83%
Ratio of net investment income to average net assets         6.28%        6.15%        7.44%(b)    7.90%        7.94%       8.25%
Ratio of expenses to average net assets before fee waivers   0.94%        1.09%        1.09%(b)    1.11%        1.10%       1.19%
Portfolio turnover rate                                      73.52%       52.60%       278.94%     499.53%      348.01%     114.71%


(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA MICHIGAN MUNICIPAL BOND FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            FOR THE YEAR ENDED    FOR THE ELEVEN MONTHS     FOR THE YEAR ENDED
                                                                  MAY 31,             ENDED MAY 31,               JUNE 30,
                                                            2000        1999        1998        1997         1996        1995
Net asset value, beginning of period                        $10.91      $11.06      $10.89      $10.77       $10.76      $10.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.47        0.47       0.44        0.51         0.50        0.50
Net gain/(loss) on securities (realized and unrealized)     (0.52)      (0.08)      0.23        0.14         0.04        0.25
Total from investment operations                            (0.05)      0.39        0.67        0.65         0.54        0.75

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.47)      (0.47)      (0.47)      (0.49)       (0.50)      (0.50)
Distributions from net realized capital gains               (0.01)      (0.07)      (0.03)      (0.04)       (0.03)      (0.02)
Total distributions                                         (0.48)      (-0.54)     (0.50)      (-0.53)      (0.53)      (0.52)
Net asset value, end of period                              $10.38      $10.91      $11.06      $10.89       $10.77      $10.76

TOTAL RETURN                                                (0.42)%     3.54%       6.30%(a)    6.11%        5.12%       7.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                         $156,734    $192,536    $206,246    $194,950     $185,191    $176,068
Ratio of expenses to average net assets                     0.81%       0.76%       0.74%(b)    0.76%        0.77%       0.78%
Ratio of net investment income to average net assets        4.46%       4.21%       4.34%(b)    4.73%        4.57%       4.79
Ratio of expenses to average net assets before fee waivers  0.91%       1.05%       1.03%(b)    1.05%        1.06%       1.07%
Portfolio turnover rate                                     9.60%       6.52%       26.24%      28.48%       27.66%      26.06%

(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA NATIONAL TAX EXEMPT BOND FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        FOR THE YEAR           FOR THE PERIOD
                                                                                        ENDED MAY 31,          ENDED MAY 31,
                                                                                2000           1999            1998(1)
Net asset value, beginning of period                                            $9.96          $10.03          $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                           0.42           0.45            0.07
Net gain/(loss) on securities (realized and unrealized)                         (0.45)         (0.04)          0.03
Total from investment operations                                                (0.03)         0.41            0.10

LESS DISTRIBUTIONS
Dividends from net investment income                                            (0.42)          (0.45)         (0.07)
Distributions from net realized capital gains                                    (0.01)          (0.03)         (0.00)
Total distributions                                                             (0.43)          (0.48)         (0.07)
Net asset value, end of period                                                  $9.50           $9.96          $10.03

TOTAL RETURN                                                                    (0.24)%         4.07%          7.03%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                            $95,634         $100,638       $80,259
Ratio of expenses to average net assets                                         0.54%           0.36%          0.33(2)
Ratio of net investment income to average net assets                            4.37%           4.39%          4.62(2)
Ratio of expenses to average net assets before fee waivers                      0.81%           0.87%          0.87(2)
Ratio of net investment income to average net assets before fee waivers         4.10%           3.88%          4.08(2)
Portfolio turnover rate                                                         65%             23%            0%

1    CLASS I COMMENCED OPERATIONS ON APRIL 9, 1998.
2    ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA OHIO TAX EXEMPT BOND FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                         FOR THE YEAR ENDED MAY 31,
                                                                          2000       1999       1998       1997       1996
Net asset value, beginning of period                                      $11.03     $11.13     $10.86     $10.70     $10.74

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                     0.48       0.53       0.51       0.51       0.50
Net gain/(loss) on securities (realized and unrealized)                   (0.53)     (0.09)     0.28       0.16       (0.04)
Total from investment operations                                          (0.05)     0.44       0.79       0.67       0.46

LESS DISTRIBUTIONS
Dividends from net investment income                                      (0.48)     (0.53)     (0.51)     (0.51)     (0.50)
Distributions from net realized capital gains                             (0.01)     (0.01)     (0.01)     (0.00)     (0.00)
Total distributions                                                       (0.49)     (0.54)     (0.52)     (0.51)     (0.50)
Net asset value, end of period                                            $10.49     $11.03     $11.13     $10.86     $10.70

TOTAL RETURN                                                              (0.40)%    3.94%      7.43%      6.37%      4.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period in (000's)                                      $166,164   $205,365   $165,395   $91,366    $82,886
Ratio of expenses to average net assets                                   0.52%      0.28%      0.25%      0.24%      0.26%
Ratio of net investment income to average net assets                      4.52%      4.77%      4.67%      4.71%      4.68%
Ratio of expenses to average net assets before fee waivers                0.80%      0.78%      0.80%      0.79%      0.83%
Ratio of net investment income to average net assets before fee waivers   4.24%      4.27%      4.12%      4.16%      4.11%
Portfolio turnover rate                                                   31%        19%        15%        23%        10%

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND - CLASS I
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                              FOR THE       FOR THE
                                                                                                            PERIOD ENDED  YEAR ENDED
                                                                                 FOR THE YEAR ENDED MAY 31,   MAY 31,      APRIL 30,
                                                                         2000     1999     1998     1997     1996(3)         1996(3)
Net asset value, beginning of period                                     $10.39   $10.45   $10.22   $10.08   $10.12        $10.04

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                    0.45     0.51     0.46     0.44     0.04          0.43
Net gain/(loss) on securities (realized and unrealized)                  (0.46)   (0.07)   0.24     0.17     (0.04)        0.08
Total from investment operations                                         (0.01)   0.44     0.70     0.61     0.00          0.51

LESS DISTRIBUTIONS
Dividends from net investment income                                     (0.47)   (0.49)   (0.46)   (0.44)   (0.04)        (0.43)
Distributions from net realized capital gains                            (0.02)   (0.01)   (0.00)   (0.02)   (0.00)        (0.00)
Distributions in excess of net realized capital gains                    (0.00)   (0.00)   (0.01)   (0.01)   (0.00)        (0.00)
Total distributions                                                      (0.49)   (0.50)   (0.47)   (0.47)   (0.04)        (0.43)
Net asset value, end of period                                           $9.89    $10.39   $10.45   $10.22   $10.08        $10.12

TOTAL RETURN                                                             (0.06)%  4.21%    6.95%    6.21%    (0.03)%(1,4)  5.06%(4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                     $45,021  $40,171  $38,753  $36,769  $38,733       $38,809
Ratio of expenses to average net assets                                  0.53%    0.48%    0.69%    0.87%    0.85%(1)      0.85%
Ratio of net investment income to average net assets                     4.55%    4.80%    4.40%    4.35%    4.32%(1)      4.16%
Ratio of expenses to average net assets before fee waivers               0.84%    0.83%    0.84%    1.02%    1.31%(1)      1.24%
Ratio of net investment income to average net assets before fee waivers  4.24%    4.45%    4.25%    4.20%    3.86%(1)      3.77%
Portfolio turnover rate                                                  38%      15%      20%      42%      0%            22%


1    ANNUALIZED.
2    RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.
4    TOTAL RETURN EXCLUDES SALES CHARGE.

                                  ARMADA FUNDS

INVESTMENT ADVISER

National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

More information about Armada Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT OR MORE INFORMATION:

BY INTERNET:  http://www.armadafunds.com

BY TELEPHONE:  Call 1-800-622-FUND (3863)

BY MAIL:
Write to Armada Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may obtain this information upon payment of a duplication fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Armada Funds' Investment Company Act registration number is 811-4416.

                            ARMADA MONEY MARKET FUNDS

                        CLASS A, B AND C SHARES (RETAIL)

                                   PROSPECTUS
                                 OCTOBER 2, 2000

                       ARMADA GOVERNMENT MONEY MARKET FUND
                            ARMADA MONEY MARKET FUND
                     ARMADA OHIO MUNICIPAL MONEY MARKET FUND
                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                       ARMADA TAX EXEMPT MONEY MARKET FUND
                        ARMADA TREASURY MONEY MARKET FUND
                     ARMADA TREASURY PLUS MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A, Class B and Class C Shares of the Armada money market funds before investing. The Trust also offers Class A, Class B and Class C Shares of equity, fixed income, balanced and tax free bond funds in a separate prospectus which is available by calling 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                           PAGE
 ARMADA GOVERNMENT MONEY MARKET FUND........................................ 5
 ARMADA MONEY MARKET FUND................................................... 7
 ARMADA OHIO MUNICIPAL MONEY MARKET FUND....................................10
 ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND...........................13
 ARMADA TAX EXEMPT MONEY MARKET FUND........................................16
 ARMADA TREASURY MONEY MARKET FUND..........................................19
 ARMADA TREASURY PLUS MONEY MARKET FUND.....................................21
 MORE INFORMATION ABOUT RISK................................................27
 MORE INFORMATION ABOUT FUND INVESTMENTS....................................30
 THE INVESTMENT ADVISER AND INVESTMENT TEAMS................................30
 PURCHASING, SELLING AND EXCHANGING FUND SHARES.............................32
 DIVIDENDS AND TAXES........................................................40
 FINANCIAL HIGHLIGHTS.......................................................42

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Class A, Class B and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     CLASS A SHARES
     -    No front-end sales charge
     -    Low 12b-1 fees
     -    $500 minimum initial investment-no subsequent minimum

     CLASS B SHARES (EXCHANGE ONLY FROM AN ARMADA NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM)
     -    No front-end sales charge
     - Contingent deferred sales charge (back-end charge if you redeem within 5 years-declining from year to year)
     -    Higher 12b-1 fees than Class A
     -    $500 minimum initial investment-no subsequent minimum
     -    Converts to Class A shares after eighth year

     CLASS C SHARES (EXCHANGE ONLY FROM AN ARMADA NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM)
     -    No front-end sales charge
     - Contingent deferred sales charge (back-end charge if you redeem within the first 18 months)
     -    Higher 12b-1 fees than Class A
     -    $500 minimum initial investment-no subsequent minimum
     -    Does not convert to any other share class

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

Although a money market fund seeks to keep a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the fund.

ARMADA GOVERNMENT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                  High current income consistent
                                                 with stability of principal
                                                 while maintaining liquidity

INVESTMENT FOCUS                                 Money market instruments issued
                                                 or guaranteed by the U.S.
                                                 Government, its agencies and
                                                 instrumentalities and
                                                 repurchase agreements

SHARE PRICE VOLATILITY                           Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                    Investing in a portfolio of
                                                 high quality short-term debt
                                                 securities issued by the U.S.
                                                 Government, its agencies and
                                                 instrumentalities and
                                                 repurchase agreements related
                                                 to such securities designed to
                                                 allow the Fund to maintain a
                                                 stable net asset value of $1.00
                                                 per share

INVESTOR PROFILE                                 Conservative investors seeking
                                                 current income through a
                                                 liquid investment

PRINCIPAL INVESTMENT STRATEGIES

The Armada Government Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests exclusively in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements. U.S. Government securities include direct obligations of the U.S. Treasury, and obligations of certain agencies such as Ginnie Maes and Fannie Maes.

In managing the Fund, the Adviser actively buys throughout the money market curve, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies and instrumentalities are backed by the

U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that money market instruments issued or guaranteed by the U.S. Government may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

                           CALENDAR YEAR TOTAL RETURN
                           1992                 3.25%
                           1993                 2.63%
                           1994                 3.81%
                           1995                 5.53%
                           1996                 5.04%
                           1997                 5.14%
                           1998                 4.98%
                           1999                 4.66%
                       BEST QUARTER         WORST QUARTER
                           1.39%                0.64%
                        (6/30/95)             (3/31/93)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.77%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES                            1 YEAR         5 YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------
ARMADA GOVERNMENT MONEY MARKET FUND        4.66%          5.07%           4.43%(1)

(1)Since April 1, 1991.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.armadafunds.com. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 16 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                               High current income consistent
                                              with stability of principal while
                                              maintaining liquidity

INVESTMENT FOCUS                              Money market instruments

SHARE PRICE VOLATILITY                        Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                 Investing in a portfolio of high
                                              quality short-term debt
                                              securities designed to allow the
                                              Fund to maintain a stable net
                                              asset value of $1.00 per share

INVESTOR PROFILE                              Conservative investors seeking
                                              current income through a liquid
                                              investment

PRINCIPAL INVESTMENT STRATEGIES

The Armada Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign government obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of Nationally Recognized Statistical Rating Organizations (NRSROs).

The Adviser also invests in securities issued or guaranteed by the U.S. Government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market curve, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that money market securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.

There is no performance information for Class C Shares because it has not yet commenced operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

                           CALENDAR YEAR TOTAL RETURN
                           1992                 3.22%
                           1993                 2.64%
                           1994                 3.88%
                           1995                 5.61%
                           1996                 5.09%
                           1997                 5.22%
                           1998                 5.11%
                           1999                 4.76%
                       BEST QUARTER         WORST QUARTER
                           1.40%                0.64%
                          (6/30/95)           (6/30/93)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.83%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES                     1 YEAR         5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
ARMADA MONEY MARKET FUND            4.76%          5.16%           4.52%(1)

CLASS B SHARES
--------------------------------------------------------------------------------
ARMADA MONEY MARKET FUND            4.08%           N/A            4.33%(2)

(1)Since April 1, 1991.
(2)Since January 5, 1998.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.armadafunds.com. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 16 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA OHIO MUNICIPAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                               Current income exempt from regular
                                              federal income tax and Ohio
                                              personal income tax, consistent
                                              with stability of principal

INVESTMENT FOCUS                              Ohio municipal money market
                                              instruments

SHARE PRICE VOLATILITY                        Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                 Investing in a portfolio of high
                                              quality short-term debt securities
                                              designed to allow the Fund to
                                              maintain a stable net asset value
                                              of $1.00 per share

INVESTOR PROFILE                              Conservative taxable investors in
                                              higher tax brackets seeking
                                              current income exempt from federal
                                              and Ohio income taxes

PRINCIPAL INVESTMENT STRATEGIES

The Armada Ohio Municipal Money Market Fund's investment objective is to provide current income exempt from regular federal income tax and Ohio personal income tax, consistent with stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in high quality money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal income tax (Ohio money market instruments). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

The Fund may invest 100% of its assets in private activity bonds, the interest from which is a preference item for the federal alternative minimum tax. Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Ohio money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that Ohio municipal money market securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in Ohio subjects the Fund to economic and government policies of that state. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares for one year.

                           CALENDAR YEAR TOTAL RETURN
                           1999                 2.78%

                        BEST QUARTER         WORST QUARTER
                           0.78%                0.60%
                         (12/31/99)           (3/31/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 1.72%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES                                  1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
ARMADA OHIO MUNICIPAL MONEY MARKET FUND          2.78%           2.78%(1)

(1)Since November 2, 1998.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.armadafunds.com. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 17 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                            Current income exempt from
                                           regular federal income tax and
                                           Pennsylvania personal income tax,
                                           consistent with stability of
                                           principal

INVESTMENT FOCUS                           Pennsylvania municipal money market
                                           instruments

SHARE PRICE VOLATILITY                     Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in a portfolio of high
                                           quality short-term debt securities
                                           designed to allow the Fund to
                                           maintain a stable net asset value of
                                           $1.00 per share

INVESTOR PROFILE                           Conservative taxable investors in
                                           higher tax brackets seeking current
                                           income exempt from federal and
                                           Pennsylvania income taxes

PRINCIPAL INVESTMENT STRATEGIES

The Armada Pennsylvania Tax Exempt Money Market Fund's investment objective is to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in high quality money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from regular federal income tax and Pennsylvania income tax (Pennsylvania municipal money market instruments). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that tax exempt money market securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in Pennsylvania subjects the Fund to economic and government policies of that state. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

                           CALENDAR YEAR TOTAL RETURN
                           1997                 3.33%
                           1998                 2.98%
                           1999                 2.82%

                       BEST QUARTER          WORST QUARTER
                           0.87%                0.62%
                         (6/30/97)            (3/31/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 1.73%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES                                       1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND      2.82%        3.06%(1)

(1)Since September 11, 1996

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.armadafunds.com. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 17 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                          High current interest income exempt
                                         from federal income tax consistent with
                                         stability of principal while
                                         maintaining liquidity

INVESTMENT FOCUS                         Municipal money market instruments

SHARE PRICE VOLATILITY                   Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in a portfolio of high
                                         quality short-term debt securities
                                         designed to allow the Fund to maintain
                                         a stable net asset value of $1.00 per
                                         share

INVESTOR PROFILE                         Conservative taxable investors in
                                         higher tax brackets seeking current
                                         income exempt from federal income taxes

PRINCIPAL INVESTMENT STRATEGIES

The Armada Tax Exempt Money Market Fund's investment objective is to provide as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in high quality money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal taxes (municipal money market instruments). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is also subject to the risk that tax exempt money market instruments may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

                           CALENDAR YEAR TOTAL RETURN
                           1992                 2.41%
                           1993                 1.90%
                           1994                 2.41%
                           1995                 3.46%
                           1996                 3.11%
                           1997                 3.27%
                           1998                 3.08%
                           1999                 2.80%

                       BEST QUARTER         WORST QUARTER
                           0.91%                0.43%
                         (6/30/95)            (3/31/93)

The Fund's performance from January 1, 2000 to June 30, 2000 was 1.73%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES                             1 YEAR      5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------------
ARMADA TAX EXEMPT MONEY MARKET FUND         2.80%       3.14%         2.89%(1)

(1)Since April 1, 1991.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.armadafunds.com. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 18 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                High current income consistent
                                               with stability of principal while
                                               maintaining liquidity

INVESTMENT FOCUS                               U.S. Treasury securities

SHARE PRICE VOLATILITY                         Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in a portfolio of high
                                               quality short-term obligations
                                               of the U.S. Treasury designed to
                                               allow the Fund to maintain a
                                               stable net asset value of $1.00
                                               per share

INVESTOR PROFILE                               Conservative investors seeking
                                               current income through a liquid
                                               investment

PRINCIPAL INVESTMENT STRATEGIES

The Armada Treasury Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations.

In managing the Fund, the Adviser actively buys throughout the money market curve, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that U.S. Treasury securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

                           CALENDAR YEAR TOTAL RETURN
                           1995                 5.27%
                           1996                 4.75%
                           1997                 4.81%
                           1998                 4.54%
                           1999                 4.18%

                       BEST QUARTER         WORST QUARTER
                          1.36%                 0.98%
                        (6/30/95)             (3/31/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.48%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES                          1 YEAR        5 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------------
ARMADA TREASURY MONEY MARKET FUND        4.18%         4.71%          4.71%(1)

(1)Since December 22, 1994.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.armadafunds.com. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE [ ] FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TREASURY PLUS MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                           Current income consistent with
                                          liquidity and stability of principal

INVESTMENT FOCUS                          U.S. Treasury securities and
                                          repurchase agreements related to such
                                          securities

SHARE PRICE VOLATILITY                    Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY             Investing in a portfolio of high
                                          quality short-term obligations of the
                                          U.S. Treasury designed to allow the
                                          Fund to maintain a stable net asset
                                          value of $1.00 per share

INVESTOR PROFILE                          Investors seeking current income
                                          through a liquid and stable investment

PRINCIPAL INVESTMENT STRATEGIES

The Armada Treasury Plus Money Market Fund's investment objective is to provide current income with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Treasury and repurchase agreements related to such securities.

In managing the Fund, the Adviser assesses current and projected market conditions. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive trade off between risk and return.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by the U.S. Treasury are backed by the U.S. Treasury.

The Fund is also subject to the risk that U.S. Treasury securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

On June 16, 2000 the Parkstone Treasury Fund was reorganized into the similarly managed Armada Treasury Plus Money Market Fund. Performance information before June 16, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                           CALENDAR YEAR TOTAL RETURN
                           1994                 3.60%
                           1995                 5.31%
                           1996                 4.77%
                           1997                 4.95%
                           1998                 4.86%
                           1999                 4.34%

                        BEST QUARTER        WORST QUARTER
                           1.34%                0.63%
                         (6/30/95)            (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.63%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS A SHARES                                  1 YEAR       5 YEARS       SINCE INCEPTION
----------------------------------------------------------------------------------------------
ARMADA TREASURY PLUS MONEY MARKET FUND           4.34%        4.84%            4.61%(1)

(1)Since December 1, 1993

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at www.armadafunds.com. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE RESPECTIVE FUNDS.

------------------------------------------------------------------------------------------------------------------
     SHAREHOLDER FEES            GOVERNMENT
 (FEES PAID DIRECTLY FROM           MONEY                                                  OHIO MUNICIPAL MONEY
     YOUR INVESTMENT)            MARKET FUND             MONEY MARKET FUND                      MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                 Class A        Class A       Class B       Class C        Class A
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)      None           None          None          None           None
Imposed on Purchases (as a
percentage of offering price)
------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge    None           None          5.00%(1)      1.00%(2)       None
(Load) (as a percentage of net
asset value)
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)      None           None          None          None           None
Imposed on Reinvested
Dividends and other
Distributions (as a percentage
of offering price)
------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a             None           None          None          None           None
percentage of amount redeemed,
if applicable)
------------------------------------------------------------------------------------------------------------------
Exchange Fee                     None           None          None          None           None
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
       SHAREHOLDER FEES          PENNSYLVANIA TAX
   (FEES PAID DIRECTLY FROM        EXEMPT MONEY     TAX EXEMPT MONEY MARKET  TREASURY MONEY  TREASURY PLUS MONEY
       YOUR INVESTMENT)            MARKET FUND              FUND              MARKET FUND       MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                 Class A            Class A                  Class A         Class A
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)      None               None                     None            None
Imposed on Purchases (as a
percentage of offering price)
------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge    None               None                     None            None
(Load) (as a percentage of net
asset value)
------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)      None               None                     None            None
Imposed on Reinvested
Dividends and other
Distributions (as a percentage
of offering price)
------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a             None               None                     None            None
percentage of amount redeemed,
if applicable)
------------------------------------------------------------------------------------------------------------------
Exchange Fee                     None               None                     None            None
------------------------------------------------------------------------------------------------------------------

(1)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
(2)A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(3)

Class A Shares

------------------------------------------------------------------------------------------------------------
                                                                           PENNSYLVANIA
                         GOVERNMENT                       OHIO MUNICIPAL   TAX EXEMPT        TAX EXEMPT
                         MONEY MARKET     MONEY MARKET    MONEY MARKET     MONEY MARKET      MONEY MARKET
                         FUND             FUND            FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------
Investment Advisory      0.35%            0.35%           0.35%            0.40%             0.35%
Fees
------------------------------------------------------------------------------------------------------------
Distribution and         0.10%            0.10%           0.10%            0.10%             0.10%
Service (12b-1) Fees
------------------------------------------------------------------------------------------------------------
Other Expenses           0.25%            0.26%           0.31%            0.29%             0.28%
------------------------------------------------------------------------------------------------------------
Total Annual Fund        0.70%(4)         0.71%(5)        0.76%(4)         0.79%(4)          0.73%(4)
Operating Expenses
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------
                         TREASURY MONEY        TREASURY PLUS
                         MARKET FUND           MARKET FUND
--------------------------------------------------------------------
Investment Advisory      0.30%                 0.30%
Fees
--------------------------------------------------------------------
Distribution and         0.10%                 0.10%
Service (12b-1) Fees
--------------------------------------------------------------------
Other Expenses           0.28%                 0.31%
--------------------------------------------------------------------
Total Annual Fund        0.68%(4)              0.71%(6)
Operating Expenses
--------------------------------------------------------------------

Class B Shares

-------------------------------------------------
                          MONEY MARKET FUND(7)
-------------------------------------------------
Investment Advisory Fees  0.35%
-------------------------------------------------
Distribution and          0.90%
Service (12b-1) Fees
-------------------------------------------------
Other Expenses            0.11%
-------------------------------------------------
Total Annual Fund         1.36%(5)
Operating Expenses
-------------------------------------------------

Class C Shares

-------------------------------------------------
                          MONEY MARKET FUND(7)
-------------------------------------------------
Investment Advisory Fees  0.35%
-------------------------------------------------
Distribution and          1.00%
Service (12b-1) Fees
-------------------------------------------------
Other Expenses            0.11%
-------------------------------------------------
Total Annual Fund         1.46%(5)
Operating Expenses
-------------------------------------------------

(3)The Trust has implemented plans imposing shareholder servicing fees with respect to Class A Shares, Class B Shares and Class C Shares of each fund, as applicable. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A Shares and Class B Shares of the money market funds and for the payment of up to 0.15% (on an annualized basis) of the net asset value of such Class A, Class B and Class C Shares and 0.25% (on an annualized basis) of the net asset value of Class C Shares. Shareholder servicing fees paid by Class A Shares are included in Other Expenses and Fees paid by Class B and Class C Shares are included in Distribution and Service (12b-1) Fees in the table above. For further information concerning these plans, in "Shareholder Services Plans" in the Statement of Additional Information.

(4)Each of these Funds' total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses for Class A Shares at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A Shares were:

Armada Government Money Market Fund                  0.54%
Armada Ohio Municipal Money Market Fund              0.50%
Armada Pennsylvania Tax Exempt Money Market Fund     0.48%
Armada Tax Exempt Money Market Fund                  0.47%
Armada Treasury Money Market Fund                    0.57%

The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A Shares for the current fiscal year will be as follows. These fee waivers remain in place as of the date of this prospectus, the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

Armada Government Money Market Fund                  0.55%
Armada Ohio Municipal Money Market Fund              0.51%
Armada Pennsylvania Tax Exempt Money Market Fund     0.49%
Armada Tax Exempt Money Market Fund                  0.48%
Armada Treasury Money Market Fund                    0.58%

(5)The Money Market Fund's total actual annual operating expenses for Class A and Class B Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. With these fee waivers, the Fund's actual total operating expenses were, for Class A and Class B Shares, 0.55% and 1.26%, respectively. The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A, Class B and Class C Shares for the current fiscal year will be 0.56%, 1.26% and 1.36% (estimated), respectively. These fee waivers remain in place as of the date of this prospectus, the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

(6)The Treasury Plus Money Market Fund's total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amounts shown above because the Distributor waived a portion of the fees in order to keep total operating expenses for Class A Shares at a specified level. With these fee waivers, the Fund's actual total operating expenses for Class A Shares were 0.65%. The Distributor expects to continue these waivers so that total operating expenses for Class A Shares for the current fiscal year will be 0.66%. These fee waivers remain in place as of the date of this prospectus, the Distributor may discontinue all or part of these waivers at any time.

(8)These Shares are available only through exchanges from other Funds within the respective class. Initial purchases of Class B Shares or Class C Shares of the Fund are not possible except by using the Systematic Exchange Program (see page
31).

EXAMPLE

These Examples are intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in a Fund would be:

-----------------------------------------------------------------------------------------------------------------------
                                                    1 YEAR           3 YEARS           5 YEARS           10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------------
      Class A                                  $72               $224              $390              $871
-----------------------------------------------------------------------------------------------------------------------
Money Market Fund
-----------------------------------------------------------------------------------------------------------------------
      Class A                                  $73               $227              $395              $883
-----------------------------------------------------------------------------------------------------------------------
      Class B(1)                               $638              $831              $945              $1,456
-----------------------------------------------------------------------------------------------------------------------
      Class B(2)                               $138              $431              $745              $1,456
-----------------------------------------------------------------------------------------------------------------------
      Class C(1)                               $249              $462              $797              $1,746
-----------------------------------------------------------------------------------------------------------------------
      Class C(2)                               $149              $462              $797              $1,746
-----------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market Fund
-----------------------------------------------------------------------------------------------------------------------
      Class A                                  $78               $243              $422              $942
-----------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax Exempt Money Market
Fund
-----------------------------------------------------------------------------------------------------------------------
      Class A                                  $81               $252              $439              $978
-----------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund
-----------------------------------------------------------------------------------------------------------------------
      Class A                                  $75               $233              $406              $906
-----------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund
-----------------------------------------------------------------------------------------------------------------------
      Class A                                  $69               $218              $379              $847
-----------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund
-----------------------------------------------------------------------------------------------------------------------
      Class A                                  $73               $227              $395              $883
-----------------------------------------------------------------------------------------------------------------------

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT RISK

The following chart indicates the specific investment risks associated with each of the Funds. A description of these risks can be found on the following pages.

FIXED INCOME RISK-- The market value of                Armada Government Money Market Fund
fixed income investments changes in                    Armada Money Market Fund
response to interest rate changes and other            Armada Ohio Municipal Money Market Fund
factors. During periods of falling interest            Armada Pennsylvania Tax Exempt Money Market Fund
rates, the values of outstanding fixed                 Armada Tax Exempt Money Market Fund
income securities generally rise. Moreover,            Armada Treasury Plus Money Market Fund
while securities with longer maturities                Armada Treasury Money Market Fund
tend to produce higher yields, the prices
of longer maturity securities are also
subject to greater market fluctuations as a
result of changes in interest rates. In
addition to these fundamental risks,
different types of fixed income securities
may be subject to the following additional
risks:

          CALL RISK -- During periods of               Armada Ohio Municipal Money Market Fund
          falling interest rates, certain debt         Armada Pennsylvania Tax Exempt Money Market Fund
          obligations with high interest rates         Armada Tax Exempt Money Market Fund
          may be prepaid (or "called") by the          Armada Treasury Money Market Fund
          issuer prior to maturity. This may
          cause a Fund's average weighted
          maturity to fluctuate, and may
          require a Fund to invest the
          resulting proceeds at lower interest
          rates.

          CREDIT RISK -- The possibility that          Armada Money Market Fund
          an issuer will be unable to make             Armada Ohio Municipal Money Market Fund
          timely payments of either principal          Armada Pennsylvania Tax Exempt Money Market Fund
          or interest.                                 Armada Tax Exempt Money Market Fund

          EVENT RISK -- Securities may suffer          Armada Money Market Fund
          declines in credit quality and               Armada Ohio Municipal Money Market Fund
          market value due to issuer                   Armada Pennsylvania Tax Exempt Money Market Fund
          restructurings or other factors.             Armada Tax Exempt Money Market Fund
          This risk should be reduced because
          of the diversification provided by
          the Fund's multiple holdings.

          MUNICIPAL ISSUER RISK-- There may            Armada Ohio Municipal Money Market Fund
          be economic or political changes             Armada Pennsylvania Tax Exempt Money Market Fund
          that impact the ability of municipal         Armada Tax Exempt Money Market Fund
          issuers to repay principal and to
          make interest payments on municipal
          securities. Changes to the
          financial condition or credit rating
          of municipal issuers may also
          adversely affect the value of the
          Fund's municipal securities.
          Constitutional or legislative limits
          on borrowing by municipal issuers
          may result in reduced supplies of
          municipal securities. Moreover,
          certain municipal securities are
          backed only by a municipal issuer's
          ability to levy and collect taxes.

          In addition, the Fund's                      Armada Ohio Municipal Money Market Fund
          concentration of investments in              Armada Pennsylvania Tax Exempt Money Market Fund
          issuers located in a single state
          makes the Fund more susceptible to
          adverse political or economic
          developments affecting that state.
          The Fund also may be riskier than
          mutual funds that buy securities of
          issuers in numerous states.

          LEVERAGING RISK -- Leveraging                Armada Money Market Fund
          activities include, among other              Armada Ohio Municipal Money Market Fund
          things, borrowing and the use of             Armada Pennsylvania Tax Exempt Money Market Fund
          short sales, options and futures.
          There are risks associated with
          leveraging activities, including:

          -    A fund experiencing losses over
               certain ranges in the market
               that exceed losses experienced
               by a non-leveraged Fund.
          -    There may be an imperfect or no
               correlation between the changes
               in market value of the
               securities held by a fund and
               the prices of futures and
               options on futures.
          -    Although the funds will only
               purchase exchange-traded
               futures and options, due to
               market conditions there may
               not be a liquid secondary
               market for a futures contract
               or option. As a result, the
               funds may be unable to close
               out their futures or options
               contracts at a time which is
               advantageous.
          -    Trading restrictions or
               limitations may be imposed by
               an exchange, and government
               regulations may restrict
               trading in futures contracts
               and options.

REGIONAL RISK -- To the extent that a Fund's           Armada Ohio Municipal Money Market Fund
investments are focused in a specific                  Armada Pennsylvania Tax Exempt Money Market Fund
geographic region, the Fund may be subject
to the political and other developments
affecting that region. Regional economies
are often closely interrelated, and political
and economic developments affecting one
region, country or state often affect other
regions, countries or states, thus subjecting
a Fund to additional risks.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. Of course, the Trust cannot guarantee that any Fund will achieve its investment goal.

The Trust has applied for an order from the SEC that, if granted, would allow the non-money market funds offered by the Trust to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A non-money market fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTMENT ADVISER AND INVESTMENT TEAMS

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company ("IMC"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Funds. On June 30, 2000, IMC had approximately $25.6 billion in assets under management.

IMC utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the IMC management teams responsible for each fund as well as the advisory fees IMC received for each fund for the fiscal period ended May 31, 2000.

                                                                                             ADVISORY FEES PAID AS A
                                                                                            PERCENTAGE OF AVERAGE NET
                                              MANAGEMENT TEAM/                              ASSETS FOR THE FISCAL YEAR
FUND NAME                                     INVESTMENT ADVISER                                ENDED MAY 31, 2000
--------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                  Taxable Money Market Team                               0.25%
--------------------------------------------------------------------------------------------------------------------------
Money Market Fund                             Taxable Money Market Team                               0.25%
--------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market Fund              Tax Exempt Money Market Team                            0.15%
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax Exempt Money Market Fund
                                              Tax Exempt Money Market Team                            0.15%
--------------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market Fund                  Tax Exempt Money Market Team                            0.15%
--------------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund                    Taxable Money Market Team                               0.25%
--------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund               Taxable Money Market Team                               0.30%(1)

(1)Represents fees paid by the Parkstone Treasury Fund to IMC prior to its reorganization into the Armada Treasury Plus Money Market Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

The classes have different expenses and other characteristics.


          CLASS A SHARES
          -    No front-end sales charge
          -    Low 12b-1 fees
          -    $500 minimum initial investment-no subsequent minimum

          CLASS B SHARES (EXCHANGE ONLY FROM AN ARMADA NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM)
          -    No front-end sales charge
          - Contingent deferred sales charge (back-end charge if you redeem within 5 years-declining from year to year)
          -    Higher 12b-1 fees than Class A
          -    $500 minimum initial investment-no subsequent minimum
          -    Converts to Class A shares after eighth year

          CLASS C SHARES (EXCHANGE ONLY FROM AN ARMADA NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM)
          -    No front-end sales charge
          - Contingent deferred sales charge (back-end charge if you redeem within the first 18 months)
          -    Higher 12b-1 fees than Class A
          -    $500 minimum initial investment-no subsequent minimum
          -    Does not convert to any other share class

For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50.

For information on how to open an account and set up procedures for placing transactions call 1-800-622-FUND (3863).

You may not purchase Class B Shares or Class C Shares of the Armada Money Market Fund as part of your initial investment. Class B Shares or Class C Shares of the Armada Money Market Fund are available only via an exchange from other funds of Class B Shares or Class C Shares, respectively, of another Fund of the Trust or if participating in a Systematic Exchange Program (see page 31).

Class A and Class B Shares are for individual and corporate investors and retirement plans. Class C Shares are for individual investors and retirement plans.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-    Internet
-    Telephone
-    Mail
-    Automated Clearing House (ACH), or
-    Wire

To purchase shares directly from us, please log on to our website at www.armadafunds.com or call 1-800-622-FUND (3863). To set up a new account with a different registration, complete and send an Armada Funds new account application. You may complete the application directly on line through the Armada website. Please print, sign and mail when finished. Or, you may call 1-800-622-FUND (3863) to obtain an application. Unless you arrange to pay by wire or ACH, write your check, payable in U.S. dollars, to "Armada Funds (Fund name)." The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

To purchase shares by wire, call 1-800-622-FUND (3863) to set up your account to accommodate wire transactions and to receive a wire control number to be included in the body of the wire. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve system with same-day availability) should be wired to:

State Street Bank and Trust Company
ABA #011000028
Account
(Account Registration)
(Account Number)
(Wire Control Number)

Note:  Your bank may charge you a fee for this service.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

Your investment representative is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Funds by the time they price their shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order. The following table shows when the daily NAV is calculated for each of the funds and the deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV:

                                                                            DEADLINE FOR SUBMITTING PURCHASE
                                                                            ORDERS TO THE TRANSFER AGENT TO
                                                TIME OF NAV CALCULATION      RECEIVE THE CURRENT DAY'S NAV
--------------------------------------------------------------------------------------------------------------
Money Market Fund                             TWICE DAILY                        2:30 p.m. Eastern Time
Government Money Market Fund                  3:00 p.m. Eastern Time
                                              and 4:00 p.m. Eastern
                                              Time (close of trading on
                                              the New York Stock
                                              Exchange)

Ohio Municipal Money Market Fund              TWICE DAILY                       12:30 p.m. Eastern Time
Pennsylvania Tax Exempt Money                 1:00 p.m. Eastern Time
  Market Fund                                 and 4:00 p.m. Eastern
Tax Exempt Money Market Fund                  Time (close of trading on
Treasury Money Market Fund                    the New York Stock
Treasury Plus Money Market Fund               Exchange)

--------------------------------------------------------------------------------------------------------------

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order by the above listed deadlines and federal funds (readily available funds) before 2:00 p.m. Eastern Time the following day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV for the money market funds, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

PLANNED INVESTMENT PROGRAM

With a $50 minimum initial investment and if you have a checking or savings account with a bank, you may purchase Class A, Class B* or Class C* Shares automatically through regular deductions from your account in amounts of at least $50 per month.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

*Only in conjunction with a Systematic Exchange Program applicable to NAV.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES -- CLASS B AND CLASS C SHARES

You do not pay a sales charge when you purchase Class B Shares of the Money Market and Tax Exempt Money Market Funds or Class C Shares of the Money Market Fund. The offering price of Class B and Class C Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class C Shares within eighteen months of purchase, you will pay a contingent deferred sales charge as described in the table below for Class B Shares or 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund or to exchanges of Class C Shares of one Fund for Class C Shares of another Fund. After eight years, your Class B Shares are converted to Class A Shares. There is no conversion feature for Class C Shares.

                                             CLASS B SHARES
                           CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF
YEARS SINCE PURCHASE                DOLLAR AMOUNT SUBJECT TO CHANGE
--------------------------------------------------------------------------------
FIRST                                             5.0%
SECOND                                            5.0%
THIRD                                             4.0%
FOURTH                                            3.0%
FIFTH                                             2.0%
SIXTH                                             NONE
SEVENTH                                           NONE
EIGHTH                                            NONE

When an investor redeems his or her Class B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those Class B Shares that are not subject to the deferred sales load (i.e. Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter unless otherwise designated by the shareholder, from the Class B Shares that have been held the longest. The contingent deferred sales charge will be waived if you sell your Class B or Class C Shares for the following reasons:

- redemptions following the death or disability of a shareholder;

- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;

- redemptions by a settlor of a living trust;

- redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

- returns of excess contributions;

- redemptions following the death or disability of both shareholders in the case of joint accounts;

- exchanges of Class B or Class C Shares between Class B or Class C Shares, respectively, of the Funds of the Trust; and

- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

GENERAL INFORMATION ABOUT SALES CHARGES

When you buy Class A Shares, your securities dealer is paid a servicing fee as long as you hold your shares. When you buy Class B or Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day through the Internet at www.armadafunds.com, by telephone at 1-800-622-FUND (3863), or contacting a Fund by mail. The minimum amount for Internet and telephone redemptions is $100.

If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less, in the case of Class B and Class C Shares, any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your purchase, exchange or redemption and that the Fund has received the appropriate assets.

When an investor redeems his or her Class B or Class C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B or Class C Shares are redeemed first from those Class B or Class C Shares that dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B or Class C Shares that have been held the longest.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from Class A, Class B or Class C Shares of any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. There will be no deferred sales charge on systematic withdrawals made on Class B or Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND
(3863), or by completing an account application.

CHECK WRITING AVAILABLE TO CLASS A SHARES

To apply for check writing privileges on your investment in Class A Shares of any Armada money market fund, complete the appropriate section and the signature card in the account application. Upon receipt of your signature card, you will be sent checks for your account. The minimum amount for a check written from your account is $100. However, your account cannot be closed by writing a check. You will receive daily dividends declared on the shares to be redeemed up to the day that a check is presented for payment. The Trust will give you at least 30 days written notice before modifying or terminating your check writing privilege.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU MAY NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly through the Internet at www.armadafunds.com, by telephone or by mail. Exchange requests must be for an amount of at least $500.

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing - switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling. As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of a Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material action is taken. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Armada Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an Armada Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange in this manner.

CLASS B SHARES

You may exchange Class B Shares of any Armada Fund for Class B Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

CLASS C SHARES

You may exchange Class C Shares of any Armada Fund for Class C Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss.

SYSTEMATIC EXCHANGE PROGRAM

The Systematic Exchange Program allows you to exchange your existing shares of an Armada money market fund for any other Armada fund of the same class automatically, at periodic intervals. Exchanging in this manner may reduce the average cost per share of a non-money market fund.

Because purchases of Class A Shares of non-money market funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

If you would like to enter a systematic exchange program concerning B or C shares you must exchange them within six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet, at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan under Rule 12b-1, pursuant to the Investment Company Act of 1940, as amended, that allows each Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, after fee waivers, as a percentage of average daily net assets are as follows:

                                                                        CLASS A       CLASS B         CLASS C
                                                                        -------       -------         -------
     Armada Government Money Market Fund                                 0.05%           N/A             N/A
     Armada Money Market Fund                                            0.05%         0.75%           0.75%
     Armada Ohio Municipal Money Market                                  0.05%           N/A             N/A
     Armada Pennsylvania Tax Exempt Money Market Fund                    0.05%           N/A             N/A
     Armada Tax Exempt Money Market Fund                                 0.05%           N/A             N/A
     Armada Treasury Plus Money Market Fund                              0.05%           N/A             N/A
     Armada Treasury Money Market Fund                                   0.05%           N/A             N/A

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

Each Fund accrues its income daily and distributes it monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividends and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable to you as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions attributable to the net capital gain of a Fund, if any, will be taxable to you as long-term capital gain.

The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, and Armada Tax Exempt Money Market Fund (the "Tax Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as dividends that are derived from occasional taxable investments or from capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Free Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. The Armada Pennsylvania Tax Exempt Money Market Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Armada Ohio Municipal Money Market
Fund intends to distribute income that is exempt from Ohio personal income taxes. Shareowners should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each operational class of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except as stated otherwise below, this information has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the Fund's financial statements, are included in the annual report and are incorporated by reference into the Statement of Additional Information. The financial highlights of the Pennsylvania Tax Exempt Money Market Fund from the Fund's commencement of operations date through May 31, 1996, were audited by the Fund's former independent accountants.

On June 16, 2000, the Parkstone Treasury Fund was reorganized into the similarly managed Armada Treasury Plus Money Market Fund. In connection with this reorganization, the Armada Treasury Plus Money Market Fund adopted the financial highlights, financial statements and performance history of the acquired Parkstone fund. The Financial Highlights for the Armada Treasury Plus Money Market Fund for the periods prior to its fiscal year ended May 31, 2000 were audited by PricewaterhouseCoopers LLP, former independent accountants to the Parkstone Treasury Fund.

You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

FINANCIAL HIGHLIGHTS
ARMADA GOVERNMENT MONEY MARKET FUND - CLASS A
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               FOR THE YEAR ENDED MAY 31,
                                                             2000         1999         1998         1997        1996

Net asset value, beginning of period                         $1.00        $1.00        $1.00        $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.05         0.05         0.05         0.05        0.05

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.05)       (0.05)       (0.05)       (0.05)      (0.05)
Net asset value, end of period                               $1.00        $1.00        $1.00        $1.00       $1.00

TOTAL RETURN                                                 5.14%        4.70%        5.17%        5.04%       5.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $521,688     $565,095     $247,281     $159,129    $131,194
Ratio of expenses to average net assets                      0.54%        0.57%        0.52%        0.47%       0.46%
Ratio of net investment income to average net assets         4.99%        4.61%        5.05%        4.93%       5.13%
Ratio of expenses to average net assets before fee waivers   0.70%        0.67%        0.62%        0.57%       0.57%
Ratio of net investment income to average net assets before  4.83%        4.51%        4.95%        4.83%       5.02%
fee waivers

FINANCIAL HIGHLIGHTS
ARMADA MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       FOR THE YEAR ENDED MAY 31,
                                                    2000                1999                 1998            1997     1996
                                              CLASS A    CLASS B   CLASS A     CLASS B     CLASS A   CLASS B(1)   CLASS A   CLASS A

Net asset value, beginning of period          $1.00      $1.00     $1.00       $1.00       $1.00     $1.00       $1.00      $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         0.05       0.04      0.05        0.04        0.05      0.05        0.05       0.05

LESS DISTRIBUTIONS
Dividends from net investment income          (0.05)     (0.04)    (0.05)      (0.04)      (0.05)    (0.05)      (0.05)     (0.05)
Net asset value, end of period                $1.00      $1.00     $1.00       $1.00       $1.00     $1.00       $1.00      $1.00

TOTAL RETURN                                  5.25%      4.50%     4.82%       4.21%       5.26%     5.04%(2)    5.09%      5.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)          $1,717,661 $249      $1,360,644  $27         $696,893  $5          $346,172   $343,087
Ratio of expenses to average net assets       0.55%      1.26%     0.56%       1.27%       0.51%     1.22%(2)    0.47%      0.47%
Ratio of net investment income to average     5.14%      4.43%     4.68%       3.97%       5.14%     4.39%(2)    4.97%      5.18%
net assets
Ratio of expenses to average net assets       0.71%      1.36%     0.66%       1.37%       0.61%     1.27%(2)    0.57%      0.58%
before fee waivers
Ratio of net investment income to average
net assets before fee waivers                 4.98%      4.33%     4.58%       3.87%       5.08%     4.31%(2)    4.87%      5.07%

(1) THE MONEY MARKET FUND CLASS B COMMENCED OPERATIONS JANUARY 5, 1998.
(2)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND - CLASS A
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    FOR THE YEAR    FOR THE PERIOD
                                                                   ENDED MAY 31,     ENDED MAY 31,
                                                                        2000            1999(1)

Net asset value, beginning of period                              $1.00            $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             0.03             0.02

LESS DISTRIBUTIONS
Dividends from net investment income                              (0.03)           (0.02)
Net asset value, end of period                                    $1.00            $1.00

TOTAL RETURN                                                      3.13%            1.50%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                              $29,458          $11,019
Ratio of expenses to average net assets                           0.50%            0.50%(3)
Ratio of net investment income to average net assets              3.11%            2.62%(3)
Ratio of expenses to average net assets before fee waivers        0.76%            0.70%(3)
Ratio of net investment income to average net assets before fee   2.85%            2.42%(3)
waivers

(1) CLASS A COMMENCED OPERATIONS ON NOVEMBER 2, 1998.
(2) TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND - CLASS A
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           FOR YEAR ENDED MAY 31,
                                               2000      1999          1998       1997(3)

Net asset value, beginning of period           $1.00     $  1.00   $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.03      0.03      0.03         0.02

LESS DISTRIBUTIONS
Dividends from net investment income           (0.03)    (0.03)    (0.03)       (0.02)
Net asset value, end of period                 $1.00     $  1.00   $   1.00     $  1.00

TOTAL RETURN                                   3.15%     2.76%     3.29%        3.18%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)           $57,941   $53,822   $33,375      $20,830
Ratio of expenses to average net assets        0.48%     0.49%     0.46%        0.46%(1)
Ratio of net investment income to average      3.11%     2.67%     3.23%        3.27%(1)
net assets
Ratio of expenses to average net assets        0.79%     0.74%     0.71%        0.71%(1)
before fee waivers
Ratio of net investment income to average
net assets before fee waivers                  2.80%     2.42%     2.98%        3.02%(1)

(1) ANNUALIZED.
(2) TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.

FINANCIAL HIGHLIGHTS
ARMADA TAX EXEMPT MONEY MARKET FUND - CLASS A
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              FOR THE YEAR ENDED MAY 31,
                                                                 2000          1999         1998        1997        1996

Net asset value, beginning of period                        $1.00          $1.00         $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.03%          0.03          0.03        0.03        0.03

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.03)         (0.03)        (0.03)      (0.03)      (0.03)
Net asset value, end of period                              $1.00          $1.00         $1.00       $1.00       $1.00

TOTAL RETURN                                                3.14%          2.85%         3.27%       3.12%       3.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $219,568       $190,469      $132,548    $71,917     $85,928
Ratio of expenses to average net assets                     0.47%          0.44%         0.42%       0.39%       0.40%
Ratio of net investment income to average net assets        3.09%          2.78%         3.20%       3.08%       3.23%
Ratio of expenses to average net assets before fee waivers  0.73%          0.64%         0.62%       0.59%       0.61%
Ratio of net investment income to average net assets
before fee waivers                                          2.83%          2.58%         3.00%       2.88%       3.02%

FINANCIAL HIGHLIGHTS
ARMADA TREASURY MONEY MARKET FUND - CLASS A
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              FOR THE YEAR ENDED MAY 31,
                                                            2000        1999           1998          1997         1996

Net asset value, beginning of period                        $1.00       $1.00          $1.00         $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.04        0.04           0.05          0.05         0.05

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.04)      (0.04)         (0.05)        (0.05)       (0.05)
Net asset value, end of period                              $1.00       $1.00          $1.00         $1.00        $1.00

TOTAL RETURN                                                4.59%       4.23%          4.82%         4.79%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $79,713     $83,020        $7,222        $5,680       $4,355
Ratio of expenses to average net assets                     0.57%       0.55%          0.51%         0.47%        0.52%
Ratio of net investment income to average net assets        4.50%       4.21%          4.71%         4.68%        4.77%
Ratio of expenses to average net assets before fee waivers  0.68%       0.60%          0.56%         0.52%        0.58%
Ratio of net investment income to average net assets        4.39%       4.16%          4.66%         4.63%        4.71%
before fee waivers

FINANCIAL HIGHLIGHTS
ARMADA TREASURY PLUS MONEY MARKET FUND - CLASS A
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                         FOR THE
                                                                                          ELEVEN    FOR THE YEAR     FOR THE YEAR
                                                            FOR THE YEAR ENDED MAY 31,    MONTHS    ENDED MAY 31,   ENDED JUNE 30,
                                                                                          ENDED,
                                                            2000        1999           1998          1997         1996      1995

Net asset value, beginning of period                        $1.00       $1.00          $1.00         $1.00        $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.05        0.05           0.05          0.05         0.05      0.05

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.05)      (0.05)         (0.05)        (0.05)       (0.05)    (0.05)
Net asset value, end of period                              $1.00       $1.00          $1.00         $1.00        $1.00     $1.00

TOTAL RETURN                                                4.80%       4.51%          4.61% (a)     4.82%        5.04%     4.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $1,835      $9,161         $240,208      $176,006     $158,723  $105,391
Ratio of expenses to average net assets                     0.66%       0.67%          0.67% (b)     0.67%        0.70%     1.75%
Ratio of net investment income to average net assets        4.67%       4.77%          4.90% (b)     4.72%        4.87%     4.82%
Ratio of expenses to average net assets before fee waivers* 0.85%       0.91%          0.92% (b)     0.92%        0.95%     1.04%

* DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
(a) NOT ANNUALIZED.
(b) ANNUALIZED.

                                  ARMADA FUNDS

INVESTMENT ADVISER

National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY INTERNET:  www.armadafunds.com

BY TELEPHONE:  Call 1-800-622-FUND (3863)

BY MAIL:
Armada Funds
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Armada Funds' Investment Company Act registration number is 811-4416.

                            ARMADA MONEY MARKET FUNDS

                         CLASS I SHARES (INSTITUTIONAL)

                                   PROSPECTUS
                                  OCTOBER 2, 2000

                     ARMADA GOVERNMENT MONEY MARKET FUND
                          ARMADA MONEY MARKET FUND
                   ARMADA OHIO MUNICIPAL MONEY MARKET FUND
              ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                     ARMADA TAX EXEMPT MONEY MARKET FUND
                      ARMADA TREASURY MONEY MARKET FUND
                   ARMADA TREASURY PLUS MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             INVESTMENT ADVISER
                 NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

ABOUT THIS PROSPECTUS

Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class I Shares of the Armada money market Funds before investing. The Trust also offers Class I Shares of equity, fixed income, balanced and tax free bond funds in a separate prospectus which is available by calling 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


                                                                          PAGE
ARMADA GOVERNMENT MONEY MARKET FUND........................................  4
ARMADA MONEY MARKET FUND...................................................  6
ARMADA OHIO MUNICIPAL MONEY MARKET FUND....................................  9
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND........................... 12
ARMADA TAX EXEMPT MONEY MARKET FUND........................................ 15
ARMADA TREASURY MONEY MARKET FUND.......................................... 18
ARMADA TREASURY PLUS MONEY MARKET FUND..................................... 20
MORE INFORMATION ABOUT RISK................................................ 24
MORE INFORMATION ABOUT FUND INVESTMENTS.................................... 27
INVESTMENT ADVISER AND INVESTMENT TEAMS.................................... 27
PURCHASING, SELLING AND EXCHANGING FUND SHARES............................. 29
DIVIDENDS AND TAXES........................................................ 32
FINANCIAL HIGHLIGHTS....................................................... 34

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INVESTMENT AND IS ONLY AVAILABLE TO FINANCIAL INSTITUTIONS.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

Although a money market fund seeks to keep a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the fund.

ARMADA GOVERNMENT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                         High current income consistent with stability of
                                                        principal while maintaining liquidity

INVESTMENT FOCUS                                        Money market instruments issued or guaranteed by the U.S.
                                                        Government, its agencies and instrumentalities and
                                                        repurchase agreements

SHARE PRICE VOLATILITY                                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                           Investing in a portfolio of high quality short-term debt
                                                        securities issued by the U.S. Government, its agencies and instrumentalities and repurchase agreements related to such securities designed to allow the fund to maintain a stable net asset value of $1.00 per share

INVESTOR PROFILE                                        Conservative investors seeking current income through a
                                                        liquid investment

PRINCIPAL INVESTMENT STRATEGIES

The Armada Government Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests exclusively in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements. U.S. Government securities include direct obligations of the U.S. Treasury, and obligations of certain agencies such as Ginnie Maes and Fannie Maes.

In managing the Fund, the Adviser actively buys throughout the money market curve, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies and instrumentalities are backed by the

U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that money market instruments issued or guaranteed by the U.S. Government may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                                   CALENDAR YEAR TOTAL RETURN
                                   1990                7.94%
                                   1991                5.65%
                                   1992                3.36%
                                   1993                2.75%
                                   1994                3.91%
                                   1995                5.63%
                                   1996                5.14%
                                   1997                5.25%
                                   1998                5.15%
                                   1999                4.82%

                               BEST QUARTER        WORST QUARTER
                                   1.95%               0.67%
                                 (6/30/90)           (6/30/93)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.85%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS I SHARES                                     1 YEAR             5 YEARS     10 YEARS          SINCE INCEPTION
-------------------------------------------------- ------------------ ----------- ----------------- ------------------
ARMADA GOVERNMENT MONEY MARKET FUND                4.82%              5.20%       4.95%             5.51%(1)

(1)Since March 3, 1987.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at WWW.ARMADAFUNDS.COM. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 16 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                         High current income consistent with stability of
                                                        principal while maintaining liquidity

INVESTMENT FOCUS                                        Money market instruments

SHARE PRICE VOLATILITY                                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                           Investing in a portfolio of high quality short-term debt
                                                        securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share

INVESTOR PROFILE                                        Conservative investors seeking current income through a
                                                        liquid investment

PRINCIPAL INVESTMENT STRATEGIES

The Armada Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign government obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of Nationally Recognized Statistical Rating Organizations (NRSROs).

The Adviser also invests in securities issued or guaranteed by the U.S. Government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market curve, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that money market securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                                   CALENDAR YEAR TOTAL RETURN
                                   1990                8.16%
                                   1991                5.67%
                                   1992                3.33%
                                   1993                2.76%
                                   1994                3.98%
                                   1995                5.72%
                                   1996                5.19%
                                   1997                5.32%
                                   1998                5.25%
                                   1999                4.92%

                               BEST QUARTER        WORST QUARTER
                                  2.01%                0.67%
                                (6/30/90)            (6/30/93)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.90%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS I SHARES                            1 YEAR          5 YEARS        10 YEARS          SINCE INCEPTION
----------------------------------------- --------------- -------------- ----------------- ------------------
ARMADA MONEY MARKET FUND                  4.92%           5.28%          5.02%             5.62%(1)

(1)Since September 3, 1986.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at WWW.ARMADAFUNDS.COM. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 16 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA OHIO MUNICIPAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                         Current income exempt from regular federal income tax and
                                                        Ohio personal income tax, consistent with stability of principal

INVESTMENT FOCUS                                        Ohio municipal money market instruments

SHARE PRICE VOLATILITY                                 Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                           Investing in a portfolio of high quality short-term debt
                                                        securities designed to allow the Fund to maintain a
                                                        stable net asset value of $1.00 per share

INVESTOR PROFILE                                        Conservative taxable investors in higher tax brackets
                                                        seeking current income exempt from federal and ohio
                                                        income taxes

PRINCIPAL INVESTMENT STRATEGIES

The Armada Ohio Municipal Money Market Fund's investment objective is to provide current income exempt from regular federal income tax and Ohio personal income tax, consistent with stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in high quality money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal income tax (Ohio money market instruments). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

The Fund may invest 100% of its assets in private activity bonds, the interest from which is a preference item for the federal alternative minimum tax. Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Ohio money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that Ohio municipal money market securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in Ohio subjects the Fund to economic and government policies of that state. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares for one year.

                                  CALENDAR YEAR TOTAL RETURN
                                   1999                2.93%

                              BEST QUARTER          WORST QUARTER
                                   0.82%               0.64%
                                (12/31/99)           (3/31/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 1.80%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS I SHARES                                          1 YEAR         SINCE INCEPTION
------------------------------------------------------- -------------- ----------------------
ARMADA OHIO MUNICIPAL MONEY MARKET FUND                 2.93%          2.95%(1)

(1)Since September 15, 1998.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at WWW.ARMADAFUNDS.COM. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 16 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                         High current income exempt from regular federal income tax and
                                                        Pennsylvania personal income tax, consistent with stability of principal

INVESTMENT FOCUS                                        Pennsylvania municipal money market instruments

SHARE PRICE VOLATILITY                                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                           Investing in a portfolio of high quality short-term debt
                                                        securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share

INVESTOR PROFILE                                        Conservative taxable investors in higher tax brackets
                                                        seeking current income exempt from federal and Pennsylvania income taxes

PRINCIPAL INVESTMENT STRATEGIES

The Armada Pennsylvania Tax Exempt Money Market Fund's investment objective is to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in high quality money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from regular federal income tax and Pennsylvania income tax (Pennsylvania municipal money market instruments). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents.

High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that tax exempt money market securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in Pennsylvania subjects the Fund to economic and government policies of that state. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                                   CALENDAR YEAR TOTAL RETURN
                                   1995                3.50%
                                   1996                3.14%
                                   1997                3.43%
                                   1998                3.14%
                                   1999                2.97%

                              BEST QUARTER         WORST QUARTER
                                   0.92%               0.66%
                                (6/30/95)            (3/31/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 1.80%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS I SHARES                                                   1 YEAR     5 YEARS          SINCE INCEPTION
---------------------------------------------------------------- ---------- ---------------- ---------------
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND                 2.97%      3.24%            3.22%(1)

(1)Since August 8, 1994

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at WWW.ARMADAFUNDS.COM. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 16 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                         Current interest income exempt from federal income tax
                                                        consistent with stability of principal while maintaining
                                                        liquidity

INVESTMENT FOCUS                                        Municipal money market instruments

SHARE PRICE VOLATILITY                                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                           Investing in a portfolio of high quality short-term debt
                                                        securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share

INVESTOR PROFILE                                        Conservative taxable investors in higher tax brackets
                                                        seeking current income exempt from federal income taxes

PRINCIPAL INVESTMENT STRATEGIES

The Armada Tax Exempt Money Market Fund's investment objective is to provide as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote.

The Fund invests primarily in high quality money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal taxes (municipal money market instruments). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax, but also is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is also subject to the risk that tax exempt money market instruments may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                                   CALENDAR YEAR TOTAL RETURN
                                   1990                5.83%
                                   1991                4.26%
                                   1992                2.52%
                                   1993                2.02%
                                   1994                2.51%
                                   1995                3.57%
                                   1996                3.21%
                                   1997                3.37%
                                   1998                3.23%
                                   1999                2.95%

                              BEST QUARTER          WORST QUARTER
                                   1.47%               0.47%
                                (12/31/90)           (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 1.80%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS I SHARES                                        1 YEAR           5 YEARS       10 YEARS          SINCE INCEPTION
----------------------------------------------------- ---------------- ------------- ----------------- ----------------
ARMADA TAX EXEMPT MONEY MARKET FUND                   2.95%            3.27%         3.34%             3.68%(1)

(1)Since July 20, 1988.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at WWW.ARMADAFUNDS.COM. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES

SEE PAGE 17 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                         High current income consistent with stability of principal while maintaining liquidity

INVESTMENT FOCUS                                        U.S. Treasury securities

SHARE PRICE VOLATILITY                                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                           Investing in a portfolio of high quality short-term obligations of the U.S. Treasury designed to allow the Fund to maintain a stable net asset value of $1.00 per share

INVESTOR PROFILE                                        Conservative investors seeking current income through a
                                                        liquid investment

PRINCIPAL INVESTMENT STRATEGIES

The Armada Treasury Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations.

In managing the Fund, the Adviser actively buys throughout the money market curve, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that U.S. Treasury securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                                  CALENDAR YEAR TOTAL RETURN
                                   1995                5.38%
                                   1996                4.86%
                                   1997                4.92%
                                   1998                4.70%
                                   1999                4.34%

                               BEST QUARTER         WORST QUARTER
                                   1.36%               1.02%
                                 (6/30/95)           (3/31/99)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.56%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETUNRS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS I SHARES                                 1 YEAR            5 YEARS             SINCE INCEPTION
---------------------------------------------- ----------------- ------------------- -------------------
ARMADA TREASURY MONEY MARKET FUND              4.34%             4.84%               4.79%(1)

(1)Since June 16, 1994.

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at WWW.ARMADAFUNDS.COM. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND  EXPENSES

SEE PAGE 17 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ARMADA TREASURY PLUS MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                  Current income consistent with liquidity and stability of
                                                 principal

INVESTMENT FOCUS                                 U.S. Treasury securities and repurchase agreements related to such securities

SHARE PRICE VOLATILITY                           Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                    Investing in a portfolio of high quality short-term
                                                 obligations of the U.S. Treasury designed to allow the
                                                 fund to maintain a stable net asset value of $1.00 per
                                                 share

INVESTOR PROFILE                                 Investors seeking current income through a liquid and
                                                 stable investment

PRINCIPAL INVESTMENT STRATEGIES

The Armada Treasury Plus Money Market Fund's investment objective is to provide current income with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Treasury and repurchase agreements related to such securities.

In managing the Fund, the Adviser assesses current and projected market conditions. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive trade off between risk and return.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by the U.S. Treasury are backed by the U.S. Treasury.

The Fund is also subject to the risk that U.S. Treasury securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

On June 16, 2000 the Parkstone Treasury Fund was reorganized into the similarly managed Armada Treasury Plus Money Market Fund. Performance information before June 16, 2000 represents performance of the Parkstone Fund while performance after that date represents performance of the newly organized Armada Fund.

                                  CALENDAR YEAR TOTAL RETURN
                                   1994                3.71%
                                   1995                5.42%
                                   1996                4.88%
                                   1997                5.05%
                                   1998                4.96%
                                   1999                4.44%

                               BEST QUARTER        WORST QUARTER
                                   1.36%               0.65%
                                 (6/30/95)           (3/31/94)

The Fund's performance from January 1, 2000 to June 30, 2000 was 2.69%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999.

CLASS I SHARES                                          1 YEAR         5 YEARS           SINCE INCEPTION
------------------------------------------------------- -------------- ----------------- ---------------------------
ARMADA TREASURY PLUS MONEY MARKET FUND                  4.44%          4.95%             4.71%(1)

(1)Since December 1, 1993

For current yield information on the Fund, call 1-800-622-FUND (3863) or visit our website at WWW.ARMADAFUNDS.COM. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

FUND FEES AND EXPENSES
SEE PAGE 17 FOR A DESCRIPTION OF THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE RESPECTIVE FUNDS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Class I Shares

------------------------ -------------- ---------------- ---------------- ------------------- ---------------
                         GOVERNMENT     MONEY MARKET     OHIO MUNICIPAL   PENNSYLVANIA TAX    TAX EXEMPT
                         MONEY MARKET   FUND             MONEY MARKET     EXEMPT MONEY        MONEY MARKET
                         FUND                            FUND             MARKET FUND         FUND
------------------------ -------------- ---------------- ---------------- ------------------- ---------------
Investment Advisory      0.35%          0.35%            0.35%            0.40%               0.35%
Fees
------------------------ -------------- ---------------- ---------------- ------------------- ---------------
Distribution and         0.10%          0.10%            0.10%            0.10%               0.10%
Service (12b-1) Fees
------------------------ -------------- ---------------- ---------------- ------------------- ---------------
Other Expenses           0.10%          0.11%            0.16%            0.14%               0.13%
------------------------ -------------- ---------------- ---------------- ------------------- ---------------
Total Annual Fund        0.55%(1)       0.56%(1)         0.61%(1)         0.64%(1)            0.58%(1)
Operating Expenses
------------------------ -------------- ---------------- ---------------- ------------------- ---------------
------------------------ ------------------ -------------------
                         TREASURY MONEY     TREASURY PLUS
                         MARKET FUND        MARKET FUND
------------------------ ------------------ -------------------
Investment Advisory      0.30%              0.30%
Fees
------------------------ ------------------ -------------------
Distribution and         0.10%              0.10%
Service (12b-1) Fees
------------------------ ------------------ -------------------
Other Expenses           0.13%              0.16%
------------------------ ------------------ -------------------
Total Annual Fund        0.53%(1)           0.56%(2)
Operating Expenses
------------------------ ------------------ -------------------

(1)The Fund's total actual annual operating expenses for Class I Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses for Class I Shares at a specified level. With these fee waivers, the Fund's actual total operating expenses for Class I Shares were:

Armada Government Money Market Fund                0.39%
Armada Money Market Fund                           0.40%
Armada Ohio Municipal Money Market Fund            0.35%
Armada Pennsylvania Tax Exempt Money Market Fund   0.33%
Armada Tax Exempt Money Market Fund                0.32%
Armada Treasury Money Market Fund                  0.42%

The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class I Shares for the current fiscal year will be as follows. These fee waivers remain in place as of the date of this prospectus, the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

Armada Government Money Market Fund                 0.40%
Armada Money Market Fund                            0.41%
Armada Ohio Municipal Money Market Fund             0.36%
Armada Pennsylvania Tax Exempt Money Market Fund    0.34%
Armada Tax Exempt Money Market Fund                 0.33%
Armada Treasury Money Market Fund                   0.43%

(2) The Distributor expects to waive fees for the Treasury Plus Money Market Fund so that total operating expenses for Class I Shares for the current fiscal year will be 0.51%. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period.

The Examples also assume that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in a Fund would be:

---------------------------------------------- ----------------- ----------------- ----------------- -----------------
                                               1 YEAR            3 YEARS           5 YEARS           10 YEARS
---------------------------------------------- ----------------- ----------------- ----------------- -----------------
Government Money Market Fund                   $56               $176              $307              $689
---------------------------------------------- ----------------- ----------------- ----------------- -----------------

---------------------------------------------- ----------------- ----------------- ----------------- -----------------
Money Market Fund                              $57               $179              $313              $701
---------------------------------------------- ----------------- ----------------- ----------------- -----------------

---------------------------------------------- ----------------- ----------------- ----------------- -----------------
Ohio Municipal Money Market Fund               $62               $195              $340              $762
---------------------------------------------- ----------------- ----------------- ----------------- -----------------

---------------------------------------------- ----------------- ----------------- ----------------- -----------------
Pennsylvania Tax Exempt Money Market Fund      $65               $205              $357              $798
---------------------------------------------- ----------------- ----------------- ----------------- -----------------

---------------------------------------------- ----------------- ----------------- ----------------- -----------------
Tax Exempt Money Market Fund                   $59               $186              $324              $726
---------------------------------------------- ----------------- ----------------- ----------------- -----------------

---------------------------------------------- ----------------- ----------------- ----------------- -----------------
Treasury Money Market Fund                     $54               $170              $296              $665
---------------------------------------------- ----------------- ----------------- ----------------- -----------------

---------------------------------------------- ----------------- ----------------- ----------------- -----------------
Treasury Plus Money Market Fund                $57               $179              $313              $701
---------------------------------------------- ----------------- ----------------- ----------------- -----------------

---------------------------------------------- ----------------- ----------------- ----------------- -----------------

MORE INFORMATION ABOUT RISK

The following chart indicates the specific investment risks associated with each of the funds. A description of these risks can be found on the following pages.

FIXED INCOME RISK -- The market value        Armada Government Money Market Fund
of fixed income investments changes          Armada Money Market Fund
in response to interest rate changes         Armada Ohio Municipal Money Market Fund
and other factors. During periods of         Armada Pennsylvania Tax Exempt Money Market Fund
falling interest rates, the values of        Armada Tax Exempt Money Markey Fund
outstanding fixed income securities          Armada Treasury Plus Money Market Fund
generally rise. Moreover, while              Armada Treasury Money Market Fund
securities with longer maturities
tend to produce higher yields, the
prices of longer maturity securities
are also subject to greater market
fluctuations as a result of changes
in interest rates. In addition to
these fundamental risks, different
types of fixed income securities may
be subject to the following
additional risks:

CALL RISK-- During periods of falling        Armada Ohio Municipal Money Market Fund
interest rates, certain debt                 Armada Pennsylvania Tax Exempt Money Market Fund
obligations with high interest rates         Armada Tax Exempt Money Market Fund
may be prepaid (or "called") by the
issuer prior to maturity.  this may
cause a Fund's average weighted
maturity to fluctuate, and may
require a Fund to invest the
resulting proceeds at lower interest
rates.

CREDIT RISK-- The possibility that an        Armada Money Market Fund
issuer will be unable to make timely         Armada Ohio Municipal Money Market Fund
payments of either principal or              Armada Pennsylvania Tax Exempt Money Market Fund
interest.                                    Armada Tax Exempt Money Markey Fund

EVENT RISK -- Securities may suffer          Armada Money Market Fund
declines in credit quality and market        Armada Ohio Municipal Money Market Fund
value due to issuer restructurings or        Armada Pennsylvania Tax Exempt Money Market Fund
other factors. This risk should be           Armada Tax Exempt Money Markey Fund
reduced because of the diversification
provided by the fund's multiple holdings.


                               Page 24 of 43




MUNICIPAL ISSUER RISK-- There may be         Armada Ohio Municipal Money Market Fund
economic or political changes that           Armada Pennsylvania Tax Exempt Money Market Fund
impact the ability of municipal              Armada Tax Exempt Money Markey Fund
issuers to repay principal and to
make interest payments on municipal
securities. Changes to the financial
condition or credit rating of
municipal issuers may also adversely
affect the value of the Fund's
municipal securities. Constitutional
or legislative limits on borrowing by
municipal issuers may result in
reduced supplies of municipal
securities. Moreover, certain
municipal securities are backed only
by a municipal issuer's ability to
levy and collect taxes.

In addition, the Fund's concentration        Armada Ohio Municipal Money Market Fund
of investments in issuers located in         Armada Pennsylvania Tax Exempt Money Market Fund
a single state makes the Fund more
susceptible to adverse political or
economic developments affecting that
state. The Fund also may be riskier
than mutual funds that buy securities
of issuers in numerous states.

LEVERAGING RISK -- Leveraging                Armada Money Market Fund
activities include, among other              Armada Ohio Municipal Money Market Fund
things, borrowing and the use of             Armada Pennsylvania Tax Exempt Money Market Fund
short sales, options and futures.
There are risks associated with
leveraging activities, including:

- A fund experiencing losses over
  certain ranges in the market that
  exceed losses experienced by a
  non-leveraged Fund.

- There may be an imperfect or no
  correlation between the changes in
  market value of the securities held
  by a fund and the prices of futures
  and options on futures.

- Although the funds will only purchase
  exchange-traded futures and options,
  due to market conditions there may
  not be a liquid secondary market for
  a futures contract or option. As a
  result, the funds may be unable to
  close out their futures or options
  contracts at a time which is
  advantageous.

- Trading restrictions or limitations
  may be imposed by an exchange, and
  government regulations may restrict
  trading in futures contracts and
  options.

DERIVATIVES RISK -- The Funds use            Armada Money Market Fund
derivatives to attempt to achieve their      Armada Ohio Municipal Money Market Fund
investment objectives, while at the same     Armada Pennsylvania Tax Exempt Money Market Fund
time maintaining liquidity. To               Armada Treasury Money Market Fund
collateralize (or cover) these derivatives   Armada Treasury Plus Money Market Fund
transactions, the Funds hold cash or U.S.
government securities.


                               Page 25 of 43


REGIONAL RISK -- To the extent that a        Armada Ohio Municipal Money Market Fund
Fund's investments are focused in a          Armada Pennsylvania Tax Exempt Money Market Fund
specific geographic region, the Fund
may be subject to the political and
other developments affecting that
region. Regional economies are often
closely interrelated, and political
and economic developments affecting
one region, country or state often
affect other regions, countries or
states, thus subjecting a Fund to
additional risks.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. Of course, the Trust cannot guarantee that any Fund will achieve its investment goal.

The Trust has applied for an order from the SEC that, if granted, would allow the non-money market funds offered by the Trust to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A non-money market fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTMENT ADVISER AND INVESTMENT TEAMS

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company ("IMC"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Funds. On June 30, 2000, IMC had approximately $25.6 billion in assets under management.

IMC utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the IMC management teams responsible for each fund as well as the advisory fees IMC received for each fund for the fiscal period ended May 31, 2000.

FUND NAME                                     MANAGEMENT TEAM/                      ADVISORY FEES PAID AS A PERCENTAGE
                                              INVESTMENT ADVISER                    OF AVERAGE NET ASSETS FOR THE FISCAL
                                                                                    YEAR ENDED MAY 31, 2000
--------------------------------------------- ------------------------------------- --------------------------------------
Government Money Market Fund                  Taxable Money Market Team             0.25%
--------------------------------------------- ------------------------------------- --------------------------------------
Money Market Fund                             Taxable Money Market Team             0.25%
--------------------------------------------- ------------------------------------- --------------------------------------
Ohio Municipal Money Market Fund              Tax Exempt Money Market Team          0.15%
--------------------------------------------- ------------------------------------- --------------------------------------
Pennsylvania Tax Exempt Money Market Fund     Tax Exempt Money Market Team          0.15%
--------------------------------------------- ------------------------------------- --------------------------------------
Tax Exempt Money Market Fund                  Tax Exempt Money Market Team          0.15%
--------------------------------------------- ------------------------------------- --------------------------------------
Treasury Money Market Fund                    Taxable Money Market Team             0.25%
--------------------------------------------- ------------------------------------- --------------------------------------
Treasury Plus Money Market Fund               Taxable Money Market Team             0.30%(1)

(1)Represents fees paid by the Parkstone Treasury Fund to IMC prior to its reorganization into the Armada Treasury Plus Money Market Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Funds.

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT AND IS ONLY AVAILABLE TO FINANCIAL INSTITUTIONS.

Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and setup procedures for placing transactions call 1-800-622-FUND (3863).

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Fund receives your purchase order. The following table shows when the daily NAV is calculated for each of the funds and the deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV:

                                                TIME OF NAV CALCULATION    DEADLINE FOR SUBMITTING PURCHASE
                                                                           ORDERS TO THE TRANSFER AGENT TO
                                                                           RECEIVE THE CURRENT DAY'S NAV
--------------------------------------------- ---------------------------- -----------------------------------
Money Market Fund                             TWICE DAILY                  2:30 p.m. Eastern Time
Government Money Market Fund                  3:00 p.m. Eastern Time
                                              and 4:00 p.m. Eastern
                                              Time (close of trading on
                                              the New York Stock
                                              Exchange)

Ohio Municipal Money Market Fund              TWICE DAILY                  12:30 p.m. Eastern Time
Pennsylvania Tax Exempt Money Market Fund     1:00 p.m. Eastern Time
Tax Exempt Money Market Fund                  and 4:00 p.m. Eastern
Treasury Money Market Fund                    time (close of trading on
Treasury Plus Money Market Fund               the New York Stock
                                              Exchange)
--------------------------------------------- ---------------------------- -----------------------------------

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order by the above listed deadlines and federal funds (readily available funds) before 2:00 p.m. Eastern Time the following day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV for the money market funds, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

HOW TO SELL YOUR FUND SHARES

Holders of Class I Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU MAY NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

Holders of Class I Shares may exchange shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan under Rule 12b-1, pursuant to the Investment Company Act of 1940, that allows each Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, after fee waivers, as a percentage of average daily net assets are as follows:

                                                                CLASS I(1)
                                                                ----------
Armada Government Money Market Fund                             0.05%
Armada Money Market Fund                                        0.05%
Armada Ohio Municipal Money Market Fund                         0.05%
Armada Pennsylvania Tax Exempt Money Market Fund                0.05%
Armada Tax Exempt Money Market Fund                             0.05%
Armada Treasury Money Market Fund                               0.05%
Armada Treasury Plus Money Market Fund                          0.05%

(1)Each Fund is permitted to pay up to 0.10% for distribution fees on Class I Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

Each Fund accrues its income daily and distributes it monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividends and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid or after the Fund receives your written notice.

FEDERAL TAXES

Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable to you as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income.

Distributions attributable to the net capital gain of a Fund, if any, will be taxable to you as long-term capital gain.

The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The Armada Ohio Municipal Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, and Armada Tax Exempt Money Market Fund (the "Tax Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as dividends that are derived from occasional taxable investments or from capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any tax exempt Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. The Armada Pennsylvania Tax Exempt Money Market Fund intends to distribute income that is exempt from Pennsylvania personal income taxes. The Armada Ohio Municipal Money Market Fund intends to distribute income that is exempt from Ohio personal income taxes. Shareowners should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each operational class of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except as stated otherwise below, this information has been audited by Ernst & Young LLP, independent auditor, whose reports, along with the Funds' financial statements, are included in the annual report and are incorporated by reference into the Statement of Additional Information. The financial highlights of the Pennsylvania Tax Exempt Money Market Fund from the Fund's commencement of operations date through May 31, 1996, were audited by the Fund's former independent accountants.

On June 16, 2000, the Parkstone Treasury Fund was reorganized into the similarly managed Armada Treasury Plus Money Market Fund. In connection with this reorganization, the Armada Treasury Plus Money Market Fund adopted the financial highlights, financial statements and performance history of the acquired Parkstone Fund. The Financial Highlights for the Armada Treasury Plus Money Market Fund for the periods prior to its fiscal year ended May 31, 2000 were audited by PricewaterhouseCoopers LLP, former independent accountants to the Parkstone Treasury Fund.

You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

FINANCIAL HIGHLIGHTS
ARMADA GOVERNMENT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         FOR THE YEAR ENDED MAY 31,
                                         2000         1999          1998          1997           1996
Net asset value, beginning of period     $1.00        $1.00         $1.00         $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                    0.05         0.05          0.05          0.05           0.05

LESS DISTRIBUTIONS
Dividends from net investment income     (0.05)       (0.05)        (0.05)        (0.05)         (0.05)
Net asset value, end of period           $1.00        $1.00         $1.00         $1.00          $1.00

TOTAL RETURN                             5.30%        4.86%         5.30%         5.15%          5.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)     $947,831     $1,094,979    $1,137,078    $811,662       $741,894
Ratio of expenses to average net assets  0.39%        0.42%         0.40%         0.36%          0.36%
Ratio of net investment income to
average net assets                       5.14%        4.76%         5.17%         5.03%          5.27%
Ratio of expenses to average net assets
before fee waivers                       0.55%        0.52%         0.50%         0.46%          0.47%
Ratio of net investment income to
average net assets before fee waivers    4.98%        4.66%         5.07%         4.93%          5.16%

FINANCIAL HIGHLIGHTS
ARMADA MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               FOR THE YEAR ENDED MAY 31,
                                           2000         1999          1998          1997          1996
Net asset value, beginning of period       $1.00        $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                      0.05         0.05          0.05          0.05          0.05

LESS DISTRIBUTIONS
Dividends from net investment income       (0.05)       (0.05)        (0.05)        (0.05)        (0.05)
Net asset value, end of period             $1.00        $1.00         $1.00         $1.00         $1.00

TOTAL RETURN                               5.41%        4.96%         5.39%         5.19%         5.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)       $2,342,230   $2,133,839    $1,911,689    $1,943,021    $1,344,414
Ratio of expenses to average net assets    0.40%        0.42%         0.38%         0.37%         0.37%
Ratio of net investment income to average
net assets                                 5.29%        4.82%         5.27%         5.07%         5.30%
Ratio of expenses to average net assets
before fee waivers                         0.56%        0.52%         0.48%         0.47%         0.48%
Ratio of net investment income to average
net assets before fee waivers              5.13%        4.72%         5.17%         4.97%         5.19%

FINANCIAL HIGHLIGHTS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               FOR THE            FOR THE
                                                               YEAR ENDED         PERIOD ENDED
                                                               MAY 31, 2000       MAY 31, 1999(1)

Net asset value, beginning of period                            $1.00              $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           0.03               0.02

LESS DISTRIBUTIONS
Dividends from net investment income                            (0.03)             (0.02)
Net asset value, end of period                                  $1.00              $1.00

TOTAL RETURN                                                    3.28%              2.01%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                            $129,475           $99,342
Ratio of expenses to average net assets                         0.35%              0.35%(3)
Ratio of net investment income to average net assets            3.26%              2.77%(3)
Ratio of expenses to average net assets before fee waivers      0.61%              0.55%(3)
Ratio of net investment income to average net assets before
fee waivers                                                     3.00%              2.57%(3)

1  Class I commenced operations on September 15, 1998.
2 Total Returns are for the period indicated and have not been annualized. 3 Annualized.

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               FOR THE   FOR THE
                                                                         FOR YEAR              PERIOD    YEAR
                                                                         ENDED                 ENDED     ENDED
                                                                         MAY 31,               MAY 31,   APRIL 30,
                                                 2000          1999      1998       1997       1996(3)   1996(3)
Net asset value, beginning of period             $1.00         $1.00     $1.00      $1.00      $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.03          0.03      0.03       0.03       0.00      0.03

LESS DISTRIBUTIONS
Dividends from net investment income             (0.03)        (0.03)    (0.03)     (0.03)     (0.00)    (0.03)
Net asset value, end of period                   $1.00         $1.00     $1.00      $1.00      $1.00     $1.00

TOTAL RETURN                                     3.31%         2.92%     3.41%      3.26%      0.28%(2)  3.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)             $94,299       $77,214   $73,264    $60,876    $68,742   $70,422
Ratio of expenses to average net assets          0.33%         0.34%     0.34%      0.41%      0.55%(1)  0.55%
Ratio of net investment income to average net
assets                                           3.26%         2.82%     3.35%      3.20%      3.24%(1)  3.29%
Ratio of expenses to average net assets before
fee waivers                                      0.64%         0.59%     0.58%      0.74%      0.97%(1)  0.96%
Ratio of net investment income to average net
assets before fee waivers                        2.95%         2.57%     3.11%      2.87%      2.82%(1)  2.88%

(1)Annualized.
(2)Total returns are for the period indicated and have not been annualized.
(3)Activity for the period presented includes that of the predecessor fund through September 6, 1996. During 1996, the predecessor fund changed its fiscal year from April 30 to May 31.

FINANCIAL HIGHLIGHTS
ARMADA TAX EXEMPT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   FOR THE YEAR ENDED MAY 31,
                                                  2000          1999        1998        1997         1996
Net asset value, beginning of period              $1.00         $1.00       $1.00       $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             0.03          0.03        0.03        0.03         0.03

LESS DISTRIBUTIONS
Dividends from net investment income              (0.03)        (0.03)      (0.03)      (0.03)        (0.03)
Net asset value, end of period                    $1.00         $1.00       $1.00       $1.00         $1.00

TOTAL RETURN                                      3.30%         3.00%       3.40%       3.23%         3.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)              $327,185      $434,178    $418,953    $370,679      $261,808
Ratio of expenses to average net assets           0.32%         0.30%       0.30%       0.29%         0.30%
Ratio of net investment income to average net
assets                                            3.24%         2.92%       3.32%       3.18%         3.33%
Ratio of expenses to average net assets before
fee waivers                                       0.58%         0.50%       0.50%       0.49%         0.51%
Ratio of net investment income to average net
assets before fee waivers                         2.98%         2.72%       3.12%       2.98%         3.12%

FINANCIAL HIGHLIGHTS
ARMADA TREASURY MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             FOR THE YEAR ENDED MAY 31,
                                          2000          1999        1998          1997           1996
Net asset value, beginning of period      $1.00         $1.00       $1.00         $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.05          0.04        0.05          0.05           0.05

LESS DISTRIBUTIONS
Dividends from net investment income      (0.05)        (0.04)      (0.05)        (0.05)         (0.05)
Net asset value, end of period            $1.00         $1.00       $1.00         $1.00          $1.00

TOTAL RETURN                              4.75%         4.39%       4.95%         4.89%          5.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)      $409,169      $346,092    $359,605      $276,327       $312,255
Ratio of expenses to average net assets   0.42%         0.41%       0.39%         0.37%          0.41%
Ratio of net investment income to
average net assets                        4.65%         4.35%       4.84%         4.79%          4.88%
Ratio of expenses to average net assets
before fee waivers                        0.53%         0.46%       0.44%         0.42%          0.47%
Ratio of net investment income to
average net assets before fee waivers     4.54%         4.30%       4.79%         4.74%          4.82%

FINANCIAL HIGHLIGHTS
ARMADA TREASURY PLUS MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   FOR THE
                                                                   ELEVEN
                                                                   MONTHS ENDED
                                      FOR THE YEAR ENDED MAY 31,   MAY 31,           FOR THE YEAR ENDED JUNE 30,
                                          2000          1999        1998          1997           1996          1995
Net asset value, beginning of period      $1.00         $1.00       $1.00         $1.00          $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                     0.05          0.05        0.05          0.05           0.05          0.05

LESS DISTRIBUTIONS
Dividends from net investment income      (0.05)        (0.05)      (0.05)        (0.05)         (0.05)        (0.05)
Net asset value, end of period            $1.00         $1.00       $1.00         $1.00          $1.00         $1.00

TOTAL RETURN                              4.90%         4.61%       4.70%(a)      4.93%          5.14%         4.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)      $227,447      $269,534    $321,584      $324,377       $223,416      $192,232
Ratio of expenses to average net assets   0.56%         0.58%       0.57%(b)      0.57%          0.60%         0.64%
Ratio of net investment income to
average net assets                        4.77%         4.52%       5.00%(b)      4.83%          4.98%         4.95%
Ratio of expenses to average net assets
before fee waivers*                       0.60%         0.68%       0.67%(b)      0.67%          0.70%         0.78%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Not Annualized.
(b) Annualized.

                                          ARMADA FUNDS
INVESTMENT ADVISER

National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY INTERNET: WWW.ARMADAFUNDS.COM

BY TELEPHONE: Call 1-800-622-FUND (3863)

BY MAIL:
Armada Funds
One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:PUBLICINFO@SEC.GOV.

The Armada Funds' Investment Company Act registration number is 811-4416.

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                 OCTOBER 2, 2000


                             ARMADA CORE EQUITY FUND
                            ARMADA EQUITY GROWTH FUND

                           ARMADA EQUITY INCOME FUND
                            ARMADA EQUITY INDEX FUND
                        ARMADA INTERNATIONAL EQUITY FUND
                           ARMADA LARGE CAP ULTRA FUND
                           ARMADA MID CAP GROWTH FUND
                          ARMADA SMALL CAP GROWTH FUND
                           ARMADA SMALL CAP VALUE FUND
                         ARMADA TAX MANAGED EQUITY FUND
                         ARMADA BALANCED ALLOCATION FUND

                                ARMADA BOND FUND
                                ARMADA GNMA FUND
                          ARMADA INTERMEDIATE BOND FUND

                        ARMADA LIMITED MATURITY BOND FUND
                        ARMADA STRATEGIC INCOME BOND FUND
                       ARMADA TOTAL RETURN ADVANTAGE FUND
                       ARMADA U.S. GOVERNMENT INCOME FUND
                       ARMADA MICHIGAN MUNICIPAL BOND FUND
                      ARMADA NATIONAL TAX EXEMPT BOND FUND
                        ARMADA OHIO TAX EXEMPT BOND FUND
                     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
                       ARMADA GOVERNMENT MONEY MARKET FUND
                            ARMADA MONEY MARKET FUND
                     ARMADA OHIO MUNICIPAL MONEY MARKET FUND
                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                       ARMADA TAX EXEMPT MONEY MARKET FUND

                        ARMADA TREASURY MONEY MARKET FUND

                     ARMADA TREASURY PLUS MONEY MARKET FUND

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the above Funds of Armada Funds (the "Trust"), as may be amended or supplemented from time to time. The Prospectuses as well as the annual report to shareholders dated May 31, 2000 may be obtained by calling or writing the Trust at 1-800-622-FUND (3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.


Current Prospectuses

- Prospectus for A, B and C Shares of the Armada Ohio Municipal Money Market, Armada Pennsylvania Tax Exempt Money Market, Armada Tax Exempt Money Market, Armada Money Market, Armada Government Money Market, Armada Treasury Money Market and Armada Treasury Plus Money Market Funds (the "Money Market Funds") dated October 2, 2000.

-        Prospectus for I Shares of the Money Market Funds dated October 2,
         2000.

- Prospectus for A, B and C Shares of all Funds other than the Money Market Funds dated October 2, 2000.

- Prospectus for I Shares of all Funds other than the Money Market Funds dated October 2, 2000.

The Armada Funds' audited financial statements and the reports thereon of Ernst & Young LLP, Armada Funds' independent auditors, included in the Armada Funds 2000 Annual Report dated May 31, 2000, and the audited financial statements and report thereon of Ernst & Young LLP, independent auditors for the Parkstone Mid Capitalization Fund, Parkstone Large Capitalization Fund, Parkstone U.S. Government Income Fund, Parkstone Michigan Municipal Bond Fund and Parkstone Treasury Fund of The Parkstone Group of Funds, predecessors to the Armada Mid Cap Growth Fund, Armada Large Cap Ultra Fund, Armada U.S. Government Income Fund, Armada Michigan Municipal Bond Fund and Armada Treasury Plus Money Market Fund, respectively, included in The Parkstone Group of Funds Annual Report dated May 31, 2000, are incorporated by reference into this Statement of Additional Information. No other parts of the Armada Funds 2000 Annual Report or The Parkstone Group of Funds Annual Report are incorporated herein.

                                TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                               ----


STATEMENT OF ADDITIONAL INFORMATION..............................................................................1
INVESTMENT OBJECTIVE AND POLICIES................................................................................2
INVESTMENT LIMITATIONS..........................................................................................64
NET ASSET VALUE.................................................................................................67
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................................69
DESCRIPTION OF SHARES...........................................................................................81
ADDITIONAL INFORMATION CONCERNING TAXES.........................................................................85
TRUSTEES AND OFFICERS...........................................................................................89
ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS.......................95
SHAREHOLDER SERVICES PLANS.....................................................................................106
PORTFOLIO TRANSACTIONS.........................................................................................107
AUDITORS...................................................................................................... 110
COUNSEL........................................................................................................111
PERFORMANCE INFORMATION........................................................................................111
MISCELLANEOUS..................................................................................................125

APPENDIX A.....................................................................................................A-1
APPENDIX B.....................................................................................................B-1


                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                  This Statement of Additional Information should be read in conjunction with the Prospectuses of the Trust that describe: the Core Equity, Equity Growth, Equity Income, Equity Index, International Equity, Large Cap Ultra, Mid Cap Growth, Small Cap Growth, Small Cap Value and Tax Managed Equity Funds (collectively, the "Equity Funds"); the Balanced Allocation Fund; the Bond (formerly, Intermediate Government), GNMA, Intermediate Bond (formerly, Fixed Income), Limited Maturity Bond (formerly, Enhanced Income), Strategic Income Bond, Total Return Advantage and U.S. Government Income Funds (collectively, the "Fixed Income Funds"); the Michigan Municipal Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds (collectively, the "Tax Free Funds"); and the Government Money Market, Money Market, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Treasury Money Market and Treasury Plus Money Market Funds (collectively, the "Money Market Funds"). The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectuses. No investment in shares of a Fund should be made without first reading a Prospectus for such Fund.

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue the separate classes or series of shares of beneficial interest. The Funds are registered as open end management investment companies. Each Fund other than the Tax Free Funds is a diversified investment company. Each Tax Free Fund is a non-diversified investment company.


                  The Pennsylvania Tax Exempt Money Market, Bond, GNMA and Pennsylvania Municipal Bond Funds commenced operations as separate investment portfolios (the "Predecessor Pennsylvania Tax Exempt Money Market," "Predecessor Intermediate Government Fund," "Predecessor GNMA Fund," and "Predecessor Pennsylvania Tax Exempt Bond Fund," and collectively, the "Predecessor Funds") of Inventor Funds, Inc. On September 9, 1996, the Predecessor Funds were reorganized as new portfolios of the Trust. References in this Statement of Additional Information are to a Fund's current name.

                  On June 9, 2000, the Enhanced Income Fund changed its name to the "Limited Maturity Bond Fund." References in this Statement of Additional Information are to the Fund's current name.

                  On June 9, 2000, the Bond Fund was reorganized with the Parkstone Bond Fund, a separate investment portfolio offered by The Parkstone Group of Funds ("Parkstone"). In connection with this reorganization, the financial statements and performance history of the Parkstone Bond Fund were adopted by the Bond Fund. Historical information concerning performance in this Statement of Additional Information is that of the Parkstone Bond Fund.

                  The Mid Cap Growth, Large Cap Ultra, U.S. Government Income and Michigan Municipal Bond Funds commenced operations as separate investment portfolios (the "Parkstone

Mid Capitalization Fund," "Parkstone Large Capitalization Fund," "Parkstone U.S. Government Income Fund" and "Parkstone Michigan Municipal Bond Fund," and collectively, the "Parkstone Continuing Funds") of Parkstone. On June 10, 2000, the Parkstone Continuing Funds were reorganized as new portfolios of the Trust. References in this Statement of Additional Information are to a Fund's current name.

                  The Treasury Plus Money Market Fund commenced operations as a separate investment portfolio, the Parkstone Treasury Fund, of Parkstone. On June 16, 2000, the Parkstone Treasury Fund was reorganized as a new portfolio of the Trust. References in this Statement of Additional Information are to the Fund's current name.


                        INVESTMENT OBJECTIVE AND POLICIES
                        ---------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT
-----------------------------------------


                  Further information on the management strategies, techniques, policies and related matters concerning National City Investment Management Company, the investment adviser to the Funds ("IMC" or the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also, "Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's Rating Group ("S&P"), Fitch, Thomson Financial BankWatch and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Funds.


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------

                  The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Funds in the Prospectuses.


ARMADA CORE EQUITY FUND

                  The Fund seeks to achieve its objective by investing in a diversified portfolio of common stocks of issuers with large capitalizations comparable to that of companies in the S&P 500 Index (the "S&P 500"). The Fund normally invests in three types of equity securities: (i) growth securities, defined as common stocks having a five-year annual earnings-per-share growth rate of 10% or more, with no decline in the annual earnings-per-share rate during the last five years; (ii) securities with low price-to-earnings ratios (i.e., at least 20% below the average of the companies included in the S&P 500); and (iii) securities that pay high dividend yields (i.e., at least 20% above such average). The Fund will normally invest 20% to 50% of its total assets in each of these three types of equity securities. The Fund is fully invested at all times.

                  The S&P 500 is an index composed of 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The Sub-adviser believes that the S&P 500 is an appropriate benchmark for the Fund because it is diversified, familiar to many investors and widely accepted as a reference for common stock investments.

                  Standard & Poor's Ratings Group is not a sponsor of, or in any way affiliated with, the Fund.

ARMADA EQUITY GROWTH FUND

                  Under normal conditions, at least 80% of the Fund's total assets will be invested in a diversified portfolio of common stocks and securities convertible into common stocks with large stock market capitalizations comparable to that of companies in the S&P 500. The Fund's Adviser selects common stocks based on a number of factors, including historical and projected earnings growth, earnings quality and liquidity, each in relation to the market price of the stock. Stocks purchased for the Fund generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market.

ARMADA EQUITY INCOME FUND

                  The Fund will normally invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks of companies that pay dividends. Such convertible securities will have a rating of Ba/BB or higher by Moody's, S&P or Fitch. The Fund's Adviser will generally attempt to select securities that provide a higher yield than that of the general market and will generally dispose of securities when they fail to satisfy investment criteria.

ARMADA EQUITY INDEX FUND

                  The Fund is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Under ordinary circumstances, stocks will only be eliminated from or added to the Fund to reflect additions to or deletions from the S&P 500 (including mergers or changes in the composition of the index), to raise cash to meet withdrawals, or to invest cash contributions. Accordingly, sales may result in losses that may not have been realized if the Fund were actively managed and purchases may be made that would not have been made if the Fund were actively managed. Adverse events, such as reported losses, dividend cuts or omissions, legal proceedings and defaults will not normally result in the sale of a common stock. The Fund will remain substantially fully invested in common stocks and equity derivative instruments whether stock prices are rising or falling.

                  The Adviser believes that the indexing approach should involve less portfolio turnover, notwithstanding periodic additions to and deletions from the S&P 500, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Fund and those of the S&P 500, may cause the return of the Fund to be lower than the return of the index.

                  The S&P 500 is composed of 500 common stocks, most of which are listed on the NYSE. S&P selects the stocks for the S&P 500 on a statistical basis. As of July 31, 2000, the stocks in the S&P 500 had an average market capitalization of approximately $25 billion. The range of market capitalization for companies represented in the S&P 500 was $305 million to nearly $509 billion. "Market capitalization" of a company is the market price per share of stock multiplied by the number of shares outstanding.

                  The Fund will normally invest substantially all of its total assets in the stocks that comprise the S&P 500 in approximately the same percentages as the stocks represent in the index. The Fund may also acquire derivative instruments designed to replicate the performance of the S&P 500, such as S&P 500 stock index futures contracts or Standard & Poor's Depositary Receipts. The Fund may invest in all the approximately 500 stocks comprising the S&P 500, or it may use a statistical sampling technique by selecting approximately 90% of the stocks listed in the index. The Fund will only purchase a security that is included in the S&P 500 at the time of such purchase. The Fund, may, however, temporarily continue to hold a security that has been deleted from the S&P 500 pending the rebalancing of the Fund's portfolio. The Fund is not required to buy or sell securities solely because the percentage of its assets invested in index stocks changes when the market value of its holdings increases or decreases. In addition, the Fund may omit or remove an index stock from its portfolio if the Adviser believes the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market investments. In extraordinary circumstances, the Fund may exclude a stock listed on the index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.

                  While there can be no guarantee that the Fund's investment results will precisely match the results of the S&P 500, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the S&P 500. The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the index. The Fund's ability to correlate its performance with the S&P 500, however, may be affected by, among other things, changes in securities markets, the manner in which S&P calculates its index, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Fund in relation to the index under the supervision of the Board of Trustees. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500. To reduce transaction costs and minimize shareholders' current capital gains liability, the Fund's investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

                  The inclusion of a security in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is not a sponsor of, or in any way affiliated with, the Fund. The common stock of National City Corporation, the parent company of the Adviser, is included in the S&P 500. Like the other stocks in the S&P 500, the Fund will invest in the common stock of National City Corporation in approximately the same proportion as the percentage National City Corporation common stock represents in the S&P 500.


ARMADA INTERNATIONAL EQUITY FUND


                  The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of foreign issuers. The Fund's assets normally will be invested in the securities of issuers located in at least three foreign countries. Foreign investments may also include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality. The Adviser does not presently intend to invest in common stock of domestic companies.

                  The Fund will invest primarily in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks and American Depositary Receipts ("ADRs") of companies included in the Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund, however, is not an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund does not anticipate making investments in markets where, in the judgment of the Adviser, property rights are not defined and supported by adequate legal infrastructure.

                  More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. Criteria for determining the appropriate distribution of investments among countries may include relative valuation, growth prospects, and fiscal, monetary, and regulatory government policies. See "Additional Information about Portfolio Instruments - Foreign Securities and Currencies" below.

ARMADA LARGE CAP ULTRA FUND

                  The Fund normally will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected long-term growth and with market capitalizations comparable to companies in the S&P/BARRA Growth Index. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.

                  Subject to the foregoing policies, the Fund may also invest up to 25% of its net assets in foreign securities either directly or through the purchase of ADRs or European Depositary Receipts ("EDRs") and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper ("CCP"), and in U.S. dollar-denominated commercial paper of a foreign issuer.

                  The Fund will invest in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Core holdings of the Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

                  Consistent with the foregoing, the Fund will focus its investments in those companies and types of companies that the Adviser believes will enable such Fund to achieve its investment objective.

ARMADA MID CAP GROWTH FUND

                  The Fund normally will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected long-term growth. The Fund normally will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations comparable to companies in the Russell Mid Cap Growth Index. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.

                  Subject to the foregoing policies, the Fund may also invest up to 25% of its net assets in foreign securities either directly or through the purchase of ADRs, EDRs, Global Depositary Receipts ("GDRs") and other similar global instruments, and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, CCP and in U.S. dollar-denominated commercial paper of a foreign issuer.

                  The Fund anticipates investing in growth-oriented, medium-sized companies. Medium-sized companies are considered to be those with a market capitalization comparable to companies in the Russell Mid Cap Growth Index. Investments will be in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Primary holdings of the Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

                  Consistent with the foregoing, the Fund will focus its investments in those companies and types of companies that the Adviser believes will enable the Fund to achieve its investment objective.


ARMADA SMALL CAP GROWTH FUND


                  The Fund will normally invest at least 80% of its total assets in equity securities of companies with stock market capitalizations comparable to that of companies in the Russell 2000 Growth Index. The Adviser will seek companies with above-average growth prospects. Factors considered in selecting such issuers include participation in a fast growing industry, a strategic niche position in a specialized market, and fundamental value. The Adviser will also consider the relationship between price and book value, and other factors such as trading volume and bid-ask spreads in an effort to allow the Fund to achieve diversification. See "Special Risk Factors for Small Capitalization Stocks" below.

ARMADA SMALL CAP VALUE FUND

                  Under normal conditions, at least 80% of the value of the Fund's total assets will be invested in equity securities of companies with market capitalizations comparable to those of companies in the Russell 2000 Value Index. The Fund will be managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book, and price cash/flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection. See "Special Risk Factors for Small Capitalization Stocks" below.


         Special Risk Factors for Small Capitalization Stocks


                  Securities held by the Small Cap Value and Small Cap Growth Funds generally will be issued by public companies with small capitalizations relative to those which predominate the major market indices, such as the S&P 500 or the Dow Jones Industrial Average. Securities of these small companies may at times yield greater returns on investment than stocks of larger, more established companies as a result of inefficiencies in the marketplace. Small capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies.

                  However, the positions of small capitalization companies in the market may be more tenuous because they typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of small capitalization companies are traded in lower volume than those of larger companies and may be more volatile. As a result, the Funds may be subject to greater price volatility than a fund consisting of large capitalization stocks. By maintaining a broadly diversified portfolio, the sub-adviser will attempt to reduce this volatility.


ARMADA TAX MANAGED EQUITY FUND

                  The Fund invests primarily in common stocks. The Fund will use several methods to reduce the impact of federal and state income taxes on investment income and realized capital gains distributed by the Fund.

                  The Fund will seek to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields.

                  The Fund will endeavor to hold taxes on realized capital gains to a minimum by investing primarily in the securities of companies with above average earnings predictability and stability which the Fund expects to hold for several years. The Fund will generally seek to avoid realizing short-term capital gains, and expects to have a relatively low overall portfolio turnover rate. When the Fund sells appreciated securities, it will attempt to select the share lots with the highest cost basis in order to hold realized capital gains to a minimum. The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains.

                  Although the Fund expects to use some or all of the foregoing methods in seeking to reduce the impact of federal and state income taxes on the Fund's dividends and distributions, portfolio management decisions will also be based on non-tax considerations when appropriate. Certain equity and other securities held by the Fund will produce ordinary taxable income on a regular basis. The Fund may also sell a particular security, even though it may realize a short-term capital gain, if the value of that security is believed to have reached its peak or is expected to decline before the Fund would have held it for the long-term holding period. The Fund may also be required to sell securities in order to generate cash to pay expenses or satisfy shareholder redemptions.


                  Accordingly, while the Fund seeks to minimize the effect of taxes on its dividends and distributions, the Fund is not a tax-exempt fund, and may be expected to distribute taxable income and realize capital gains from time to time.


                  The Fund will normally invest at least 80% of its total assets in common stocks and other equity securities. The Fund's Adviser selects common stocks based on a number of factors, including historical and projected long-term earnings growth, earnings quality and liquidity, each in relation to the market price of the stock. Stocks purchased for the Fund generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. The Fund may invest up to 5% of its net assets in each of the following types of equity securities: preferred stocks; securities convertible into common stocks; rights; and warrants.

                  The Fund's long-term investment horizon is reflected in its low portfolio turnover investment approach. The portfolio turnover rate reflects the frequency with which securities are purchased and sold within the Fund's portfolio. The Fund's annual portfolio turnover is not expected to exceed 25% under normal market conditions. (A rate of turnover of 100% could occur, for example, if all the securities held by the Fund are replaced within a period of one year.) When a Fund sells securities realizing gains, tax laws require that such gains be distributed to investors every year. As a result, such investors are taxed on their pro-rata shares of the gains. By attempting to minimize portfolio turnover, the Fund will generally have a low turnover rate. It is impossible to predict the impact of such a strategy on the realization of gains or losses for the Fund. For example, the Fund may forego the opportunity to realize gains or reduce losses as a result of this policy.

                  The Fund may be appropriate for investors who seek capital appreciation and whose tax status under federal and state regulations increase the importance of such strategies.


ARMADA BALANCED ALLOCATION FUND


                  The Fund may invest in any type or class of security. The Fund normally invests in common stocks, fixed income securities, securities convertible into common stocks (i.e., warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights) and cash equivalent securities. The Fund intends to invest 45% to 75% of its net assets in common stocks and securities convertible into common stocks, 25% to 55% of its net assets in fixed income securities and up to 30% of its net assets in cash and cash equivalents. Of these investments, no more than 20% of the Fund's total assets will be invested in foreign securities.


                  The Fund holds common stocks primarily for the purpose of providing long-term growth of capital. When selecting stocks for the Fund, the Adviser will consider primarily their potential for long-term capital appreciation. The Fund intends to invest predominantly in those companies which are growth-oriented and have exhibited consistent, above-average growth in revenues and earnings.


                  The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities which are rated at the time of purchase within the four highest rating categories assigned by Moody's, S&P or Fitch. These fixed income securities will consist of bonds, debentures, notes, zero coupon securities, asset-backed securities, state, municipal and industrial revenue bonds, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper, bankers' acceptances and variable amount master demand notes. In addition, a portion of the Fund's assets may be invested from time to time in first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some fixed income securities may have warrants or options attached.


ARMADA BOND FUND


                  The Fund seeks to achieve its objective by normally investing at least 80% of its total assets in investment grade fixed-income securities. The Fund uses the Lehman Aggregate Bond Index as its performance benchmark. The average maturity of the Fund will be from four to twelve years.

ARMADA GNMA FUND

         The Fund seeks to achieve its objective by normally investing primarily (at least 80% of its total assets under normal conditions) in mortgage pass-through securities guaranteed by the Government National Mortgage Association (GNMA). Any remaining assets may consist of other investment grade fixed income securities. GNMA was established as an instrumentality of the U.S. government to supervise and finance certain types of activities. Under normal market conditions, the estimated average life of the GNMA Fund's holdings of mortgage pass-through and mortgage-backed securities will range between 3 and 10 years. The Fund employs the Lehman GNMA Index as its performance benchmark.


ARMADA INTERMEDIATE BOND FUND

                  The Fund normally invests at least 80% of the value of its total assets in debt securities of all types, although up to 20% of the value of its total assets may be invested in preferred stocks and other investments. The Fund normally maintains an average dollar-weighted portfolio maturity of three to ten years. The Fund uses the Lehman Intermediate Government/Corporate Bond Index as its performance benchmark.


ARMADA LIMITED MATURITY BOND FUND


                  The Fund will normally invest at least 80% of the value of its total assets in investment grade debt securities of all types. However, up to 20% of the value of its total assets may be invested in preferred stocks and other investments. In making investment decisions, the Fund's adviser will focus on a number of factors, including yield to maturity, maturity, quality and the outlook for specific issuers and market sectors. The Fund normally intends to maintain an average dollar-weighted portfolio maturity for its debt securities of from 1 to 5 years. The two components of total rate of return are current income and change in the value of portfolio securities.

ARMADA STRATEGIC INCOME BOND FUND

                  The Fund will normally allocate between 15% and 65% of its assets in each of the following three types of fixed income securities: domestic investment grade fixed income securities, domestic high-yield fixed income securities, and fixed income securities of issuers in developed foreign countries, based on the Adviser's analysis of the fixed income markets. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. High-yield fixed income securities are those rated below investment grade. Under normal market conditions, the Fund maintains an average dollar-weighted portfolio maturity of four to twelve years.

                  The Fund may invest up to 65% of its net assets in non-rated securities and securities rated below investment grade. For a discussion of risk factors relating to such securities, see "Additional Information About
Portfolio Instruments -- Ratings Criteria," below.

ARMADA TOTAL RETURN ADVANTAGE FUND

                  The Fund will normally invest at least 80% of the value of its total assets in debt securities of all types, although up to 20% of the value of its total assets may be invested in preferred stocks and other investments. Under normal market conditions, the Fund maintains an average dollar-weighted portfolio maturity of four to twelve years.

                  Although the Fund normally invests substantially all of its assets in investment grade debt securities, it may invest up to 15% of its net assets in non-rated securities and securities rated below investment grade (commonly referred to as "junk bonds"). For a discussion of risk factors relating to such securities, see "Additional Information About Portfolio Instruments -- Ratings Criteria" below.

ARMADA U.S. GOVERNMENT INCOME FUND

                  The Fund will normally invest at least 80% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, although up to 20% of the value of its total assets may be invested in debt securities and preferred stocks of non-governmental issuers. The Fund also may invest up to 20% of its total assets in mortgage-related securities issued by non-Governmental entities and in other securities described below. The Fund anticipates that it will acquire securities with average remaining maturities of 3 to 10 years.

                  The types of U.S. government obligations, including mortgage-related securities, invested in by the Fund will include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes and bonds, Stripped Treasury Obligations and government securities.

                  The Fund may also hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper (including variable amount master demand notes), rated at the time of purchase within the top two rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase and reverse repurchase agreements. The Fund may also invest in corporate debt securities which are rated at the time of purchase within the top four rating categories assigned by an unaffiliated nationally recognized statistical rating organization ("Rating Agency") or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality.

ARMADA MICHIGAN MUNICIPAL BOND FUND

         As a fundamental policy, the Fund will normally invest at least 80% of its net assets in a portfolio of securities exempt from Michigan state taxes. Such securities include debt obligations, consisting of notes, bonds and commercial paper, issued by or on behalf of the State of Michigan, its political subdivisions, municipalities and public authorities, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and Michigan state income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) and debt obligations issued by the government of Puerto Rico, the U.S. territories and possessions of Guam, the U.S. Virgin Islands or such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Michigan state income taxes ("Michigan Municipal Securities"). The Fund may invest up to 100% of its assets in private activity bonds which may be treated as a special tax preference item under the federal alternative minimum tax.

                  The Fund normally will be invested in long-term Michigan Municipal Securities and the average weighted maturity of such investments will be 2 to 10 years, although the Fund may invest in Michigan Municipal Securities of any maturity and the Adviser may extend or shorten the average weighted maturity of its portfolio depending upon anticipated changes in interest rates or other relevant market factors. In addition, the average weighted rating of the Fund's portfolio may vary depending upon the availability of suitable Michigan Municipal Securities or other relevant market factors.

                  The Fund invests in Michigan Municipal Securities which are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or, in the case of notes, tax-exempt commercial paper or variable rate demand obligations, rated within the two highest rating categories assigned by a Rating Agency. The Fund may also purchase Michigan Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees.

                  Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. The Fund will not treat these bonds as Michigan Municipal Securities for purposes of measuring compliance with the 80% test described above. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

                  The Fund may invest in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. government or other taxable securities is deemed appropriate for temporary defensive purposes as determined by the Adviser to be warranted due to market conditions. Such taxable obligations consist of government securities, certificates of deposit, time deposits and bankers' acceptances of selected banks, commercial paper meeting the Fund's quality standards for tax-exempt commercial paper (as described above), and such taxable obligations as may be subject to repurchase agreements. Under such circumstances and during the period of such investment, the Fund may not achieve its stated investment objective.

                  Because the Fund invests primarily in securities issued by the State of Michigan and its political subdivisions, municipalities and public authorities, the Fund's performance is closely tied to the general economic conditions within the state as a whole and to the economic conditions within particular industries and geographic areas represented or located within the state. However, the Fund attempts to diversify, to the extent the Adviser deems appropriate, among issuers and geographic areas in the State of Michigan.

                  The Fund is classified as a "non-diversified" investment company, which means that the amount of assets of the Fund that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"). Nevertheless, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). The Code requires that, at the end of each quarter of a fund's taxable year, (i) at least 50% of the market value of its total assets be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

                  See "Special Considerations Regarding Investment in Michigan Municipal Securities" below.


ARMADA NATIONAL TAX EXEMPT BOND FUND


                  The Fund will normally invest at least 80% of the value of its total assets in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote").

ARMADA OHIO TAX EXEMPT BOND FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel issued on the date of the issuance thereof, is exempt from regular federal income tax ("Municipal Securities").

                  The Fund normally will invest at least 80% of the value of its total assets in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote" below). In addition, the Fund will normally invest at least 80% of the value of its total assets in Municipal Securities issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities of the State or its political subdivisions ("Ohio Municipal Securities"). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on

Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Ohio personal income tax. See "Additional Tax Information Concerning the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Tax Exempt Money Market Funds."

ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

                  The Fund seeks to achieve its objective by investing substantially all of its assets in Municipal Securities issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, obligations of the United States, including territories and possessions of the United States, the income from which is, in the opinion of counsel, exempt from regular federal income tax and Pennsylvania state income tax imposed upon non-corporate taxpayers, and securities of money market investment companies that invest primarily in such securities ("Pennsylvania Municipal Securities").

                  The Fund will normally be fully invested in Pennsylvania Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote" below). Dividends paid by the Fund which are derived from interest properly attributable to Pennsylvania Municipal Securities will be exempt from regular federal income tax and Pennsylvania personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Pennsylvania personal income tax. See "Additional Tax Information Concerning the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Tax Exempt Money Market Funds."

         Special Considerations - Armada National Tax Exempt Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds

                  Although each Fund's average weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors, the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond and National Tax Exempt Bond Funds anticipate that they will maintain a dollar-weighted average portfolio maturity of three to ten years.

                  For temporary defensive or liquidity purposes when, in the opinion of the Funds' Adviser, Ohio Municipal Securities or Pennsylvania Municipal Securities of sufficient quality, as the case may be, are not readily available, the Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds may invest up to 100% of their assets in other Municipal Securities and in taxable securities.


                  All Funds may hold up to 100% of their assets in uninvested cash reserves, pending investment, during temporary defensive periods; however, uninvested cash reserves will not earn income.


                  Each Fund may invest in other investments as described below under "Additional Information About Portfolio Investments" including stand-by commitments, variable and floating rate obligations, certificates of participation, other investment companies, illiquid securities, Taxable

Money Market Instruments (as defined below), zero coupon obligations and repurchase agreements and engage in when-issued transactions.

                  The Ohio Tax Exempt and Pennsylvania Tax Exempt Bond Funds are classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based net asset value per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives may be.

                  Although (i) all of the Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, (ii) the Ohio Tax Exempt Bond and National Tax Exempt Bond Funds may invest up to 20% of their respective total assets in private activity bonds and taxable investments, (iii) the Pennsylvania Municipal Bond Fund may invest up to 100% of its total assets in Pennsylvania private activity bonds and (iv) the National Tax Exempt Bond Fund may invest 25% or more of its net assets in Municipal Securities whose issues are in the same state, the Funds do not presently intend to do so unless, in the opinion of the adviser, the investment is warranted. To the extent that a Fund's assets are invested in such investments, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and private activity bonds to a greater extent than it would be if its assets were not so invested.


                  See "Municipal Securities," "Special Considerations Regarding Investment in Ohio Municipal Securities," and "Special Considerations Regarding Investment in Pennsylvania Municipal Securities" below.


ARMADA GOVERNMENT MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund is currently rated by S&P.

ARMADA MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing in "money market" instruments such as certificates of deposit and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated high quality by a Rating Agency, or determined to be of comparable quality by the Adviser. The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers.

ARMADA OHIO MUNICIPAL MONEY MARKET FUND


                  The Fund seeks to achieve its objective by investing substantially all of its assets in Ohio Municipal Securities.

                  The Fund will normally invest at least 80% of the value of its total assets in Ohio Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote"). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Ohio personal income tax. The Fund may invest up to 100% of its assets in Municipal Securities known as private activity bonds the interest on which is an item of tax preference for purposes of the federal alternative minimum tax. The Fund may also invest up to 100% of its assets in non-Ohio Municipal Securities and in taxable securities, during temporary defensive periods when, in the opinion of the Adviser, Ohio Municipal Securities of sufficient quality are unavailable.

                  The Fund's assets are concentrated in securities issued by the State of Ohio or entities within the State of Ohio and, therefore, investment in the Fund may be riskier than an investment in other types of money market funds.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds" below.


ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND


                  The Fund seeks to achieve its objective by investing substantially all of its assets in Pennsylvania Municipal Securities.

                  As a matter of fundamental policy, the Fund normally invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income taxes, but is not considered a preference item for purposes of the federal alternative minimum tax. However, the Fund may invest up to 100% of its assets in non-Pennsylvania Municipal Securities and in taxable securities during temporary defensive periods when, in the opinion of the Adviser, Pennsylvania Municipal Securities of sufficient quality are unavailable.

                  The Fund's assets are concentrated in securities issued by the Commonwealth of Pennsylvania or entities within the Commonwealth of Pennsylvania and, therefore, investment in the Fund may be riskier than an investment in other types of money market funds.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds" below.


ARMADA TAX EXEMPT MONEY MARKET FUND


                  The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of Municipal Securities. The Fund will normally invest at least 80% of the value of its total assets in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

                  See "Special Risk Considerations - Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds below."

         Special Risk Considerations -- Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds

                  Although the Tax Exempt Money Market Fund may invest 25% or more of its net assets in Municipal Securities whose issuers are in the same state and the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, the Funds do not presently intend to do so unless in the opinion of the Adviser the investment is warranted. The Ohio Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. In addition, although the Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest up to 20% of their respective total assets in private activity bonds and taxable investments, these Funds do not currently intend to do so unless in the opinion of the Adviser the investment is warranted. To the extent that a Fund's assets are invested in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state or are invested in private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so invested.


ARMADA TREASURY MONEY MARKET FUND

                  The Fund seeks to achieve its objective by investing exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and investment companies that invest exclusively in such obligations. The Fund is currently rated by S&P.

ARMADA TREASURY PLUS MONEY MARKET FUND

                  The Fund will only purchase "eligible securities" that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees.

Eligible securities generally include (i) U.S. government obligations, (ii) securities that are rated (at the time of purchase) by Rating Agencies in the two highest rating categories for such securities, and (iii) certain securities that are not so rated but are of comparable quality to rated securities as determined by the Adviser.

                  The Fund's assets have remaining maturities of 397 calendar days or less (except for certain variable and floating rate instruments and securities underlying certain repurchase agreements) as defined by the Securities and Exchange Commission ("SEC"), and the Fund's dollar-weighted average portfolio maturity may not exceed 90 days.


SHAREHOLDER VOTE
----------------

                  As used in this Statement of Additional Information, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or (b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INSTRUMENTS
--------------------------------------------------


RATINGS CRITERIA
----------------

                  Investment grade debt securities in which the Funds invest are those securities rated at the time of purchase by a Fund within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and
BBB) or Fitch (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser or Sub-Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

                  The Strategic Income Bond and Total Return Advantage Funds may also invest in debt securities rated below investment grade. While any investment carries some risk, certain risks associated with lower rated securities are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Fund's net asset value per share.

                  In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by a Fund. Current laws, such as those requiring federally insured savings and loan associations to remove investments in lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

                  The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

                  If an issuer of a security held by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund's net asset value. In general, both the prices and yields of lower rated securities will fluctuate.

                  In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

                  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

                  The ratings of Moody's, S&P and Fitch evaluate the safety of a lower rated security's principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, in addition to using recognized Rating Agencies and other sources, the Adviser and Sub-Adviser perform their own analysis of the issuers of lower rated securities purchased by a Fund. Because of this, a Fund's performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

                  The Adviser and Sub-Adviser continuously monitor the issuers of lower rated securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.


ELIGIBLE SECURITIES
-------------------


                  The Money Market Funds may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying
(1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable SEC regulations. Securities issued by a money market fund and securities issued by the U.S. Government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Money Market Funds of securities that are rated by only one Rating Agency or that qualify under (3) above as long as required by applicable regulations or Trust procedures.


VARIABLE AND FLOATING RATE INSTRUMENTS
--------------------------------------

                  Each Fund (other than the Equity Index, Treasury Money Market and Treasury Plus Money Market Funds) may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

                  The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

                  With respect to the Money Market Funds, variable and floating rate obligations held by a Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.


GUARANTEED INVESTMENT CONTRACTS
-------------------------------


                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation, Total Return Advantage, Intermediate Bond, Limited Maturity Bond, Strategic Income Bond Funds and the Money Market Funds may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return then may be available to a Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. A Fund will purchase a GIC only when its Adviser or Sub-Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. For the Money Market Fund, the Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the

Fund which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Funds) of the Fund's net assets.


                  The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

BANK OBLIGATIONS AND COMMERCIAL PAPER
-------------------------------------


                  The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Money Market, Mid Cap Growth and Michigan Municipal Bond Funds may invest in bank obligations. Bank obligations include bankers' acceptances generally having a maturity of six months or less and negotiable certificates of deposit. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not insured by the Federal Deposit Insurance Corporation. For purposes of the Money Market Fund's investment policy with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.

                  Investments by the Ohio Municipal, Pennsylvania Tax Exempt Money Market, Mid Cap Growth and Michigan Municipal Bond Funds in commercial paper and other short term promissory notes issued by corporations, municipalities and other entities (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch, or if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Mid Cap Growth Fund may invest in Canadian commercial paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation.


REPURCHASE AGREEMENTS
---------------------


                  Securities held by the International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Equity Index, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Money Market, Government Money Market, Treasury Plus Money Market, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser or Sub Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

                  The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


                  With respect to the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market, Government Money Market and Treasury Plus Money Market Funds, although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Funds presently intend to enter only into repurchase agreements which terminate within seven days after notice by the Funds. If a Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.


REVERSE REPURCHASE AGREEMENTS
-----------------------------


                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Strategic Income Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Money Market and Mid Cap Growth Funds may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Whenever the Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market and Money Market Funds enter into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets at least equal to the repurchase price marked to market daily (including accrued interest) and will subsequently monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES
-------------------------------


                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Money Market, Mid Cap Growth and U.S. Government Income Funds may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans combined with any other outstanding loans for a Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser or Sub-adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which its Adviser or Sub-adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.


                  A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES
-------------------


                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds will not invest more than 15% of their respective net assets in securities that are illiquid.

The Money Market Funds will not knowingly invest more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's Adviser or Sub-adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


TAXABLE MONEY MARKET INSTRUMENTS
--------------------------------


                  The Ohio Tax Exempt Bond, Pennsylvania Municipal, National Tax Exempt Bond and Michigan Municipal Bond Funds may invest, from time to time, a portion of its assets for temporary defensive or liquidity purposes in short-term money market instruments, the income from which is subject to federal income tax ("Taxable Money Market Instruments"). Taxable Money Market Instruments may include: obligations of the U.S. government and its agencies and instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category of S&P, Fitch or Moody's; certificates of deposit; bankers' acceptances; and repurchase agreements with respect to such obligations.


FOREIGN SECURITIES AND CURRENCIES
---------------------------------


                  Each of the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation, Mid Cap Growth, Total Return Advantage, Intermediate Bond, Limited Maturity Bond, Strategic Income Bond and U.S. Government Income Funds may invest in securities issued by foreign issuers either directly or indirectly through investments in ADRs, EDRs or GDRs (see "American, European and Global Depositary Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.


                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

                  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.


                  Since the Funds will invest substantially in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by the Funds. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.

                  Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

                  This change is likely to significantly impact the European capital markets in which the Funds (particularly the International Equity Fund) may invest and may result in a Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of a Fund's net asset value per share.


                  The expense ratio of a Fund can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, increased costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.


                  Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITARY RECEIPTS
-------------------------------------------------

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation, Mid Cap Growth, Total Return Advantage, Intermediate Bond, Limited Maturity Bond, Strategic Income Bond and U.S. Government Income Funds may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund's limitation with respect to illiquid securities.


                  The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

FOREIGN GOVERNMENT OBLIGATIONS
------------------------------


                  The International Equity, Balanced Allocation, Strategic Income Bond, Mid Cap Growth and U.S. Government Income Funds may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government. Certain foreign governments may be less capable of meeting repayment obligations on debt on a timely basis than, for example, the United States government.


FOREIGN CURRENCY TRANSACTIONS
-----------------------------

                  In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Equity, Equity Income, Balanced

Allocation, Total Return Advantage, Strategic Income Bond, Limited Maturity Bond, Mid Cap Growth and U.S. Government Income Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time.


                  When entering into a contract for the purchase or sale of a security, these Funds may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.


                  When the Adviser or Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

                  A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of the International Equity, Equity Income, Balanced Allocation, Total Return Advantage and Limited Maturity Bond Funds' assets that could be required to consummate forward contracts will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Funds. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

EXCHANGE RATE-RELATED SECURITIES
--------------------------------


                  The International Equity, Equity Income, Balanced Allocation, Total Return Advantage, Limited Maturity Bond and Strategic Income Bond Funds may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.


CONVERTIBLE SECURITIES
----------------------


                  The Core Equity, Equity Growth, Equity Income, International Equity, Large Cap Ultra, Tax Managed Equity, Balanced Allocation, Strategic Income Bond and Mid Cap Growth Funds may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities, the Adviser or Sub-Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser or Sub-Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

CORPORATE DEBT OBLIGATIONS
--------------------------


                  The Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and the Money Market Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.


OTHER DEBT SECURITIES
---------------------


                  The Balanced Allocation, Total Return Advantage, Strategic Income Bond, Intermediate Bond and Limited Maturity Bond Funds may also invest in debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables ("CARS") and Certificates of Amortizing Revolving Debts ("CARDS"); private placements; and income participation loans. Some of the securities in which the Fund invests may have warrants or options attached.

                  The Balanced Allocation, Total Return Advantage, Strategic Income Bond, Intermediate Bond and Limited Maturity Bond Funds' appreciation may result from an improvement in the credit standing of an issuer whose securities are held or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

                  The Balanced Allocation, Intermediate Bond, and Limited Maturity Bond Funds invest only in investment grade debt securities which are rated at the time of purchase within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), or Fitch (AAA, AA, A and
BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. The Total Return Advantage Fund normally invests substantially all of its assets in investment grade debt securities but may invest up to 15% of its securities in lower grade securities. See "Ratings Criteria" above.

                  In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the adviser will consider whether the Fund should continue to hold the security.

WARRANTS
--------


                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation and Mid Cap Growth Funds may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.


FUTURES AND RELATED OPTIONS
---------------------------


                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income and Mid Cap Growth Funds may invest in stock index futures contracts and options on futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The Balanced Allocation Fund may invest in stock index, interest rate, bond index and foreign currency futures contracts and options on these futures contracts. The Total Return Advantage, Bond, Limited Maturity Bond and Strategic Income Bond Funds may invest in interest rate and Bond index futures contracts and options on futures contracts and the Bond and GNMA Funds may invest in futures contracts on U.S. Treasury Obligations in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline.

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index and Equity Income Funds may invest in stock index futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The International Equity Fund may also invest in foreign currency futures contracts and options in anticipation of changes in currency exchange rates. The U.S. Government Income Fund may invest in futures contracts on U.S. Treasury obligations. A Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. Each of these Funds may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each of these Funds may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

                  Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by a Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities a Fund intends to purchase.


                  Each of the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index, Equity Income, Balanced Allocation, Strategic Income Bond, Total Return Advantage, Bond, GNMA, Limited Maturity Bond, Mid Cap Growth and U.S. Government Income Funds intend to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." A Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index, Equity Income, Balanced Allocation, Strategic Income Bond, Total Return Advantage, Limited Maturity Bond, Mid Cap Growth and U.S. Government Income Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.


                  The Funds may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of a Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

                  A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

                  Each Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by a Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

                  In addition, each Fund may write covered call and secured put options. A covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.


                  The aggregate value of the securities subject to options written by a Fund will not exceed 33 1/3% (20% with respect to the Equity Index
Fund) of the value of its net assets. In order to close out an option position prior to maturity, a Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.


                  Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. For a detailed description of these investments and related risks, see Appendix B attached to this Statement of Additional Information.

         Risk Factors Associated with Futures and Related Options


                  To the extent the Total Return Advantage, Bond, Strategic Income Bond, GNMA and Limited Maturity Bond Funds are engaging in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in their funds that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Funds varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established.

                  Successful use of futures by the Funds also are subject to the Adviser's or Sub-adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Funds have hedged against the possibility of a decline in the `market adversely affecting the value of securities held in their funds and prices increase instead, the Funds will lose part or all of the benefit of the increased value of securities which they have hedged because they will have offsetting losses in their futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

                  Although the Strategic Income Bond, Total Return Advantage, Bond, GNMA and Limited Maturity Bond Funds intend to enter into futures contracts and the Strategic Income Bond, Total Return Advantage and Limited Maturity Bond Funds into options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See

"Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If it is not possible, or a Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

                  The primary risks associated with the use of futures contracts and options are:

                  1. the imperfect correlation between the change in market value of the securities held by a Fund and the price of the futures contract or option;


                  2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;


                  3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and



                  4. the Adviser's or Sub-adviser's, in the case of the Total Return Advantage Fund, ability to predict correctly the direction of securities prices, interest rates and other economic factors.


DOLLAR ROLLS
------------


                  The Balanced Allocation, U.S. Government Income, Strategic Income Bond and Michigan Municipal Bond Funds may invest in reverse repurchase agreements in the form of Dollar Rolls. Dollar Rolls are transactions in which securities are sold by a Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

SHORT SALES
-----------


                  The Tax Managed Equity, Balanced Allocation, GNMA, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds may engage in short sales of their securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                  A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.


ASSET-BACKED SECURITIES
-----------------------


                  The Balanced Allocation Fund, the Fixed Income Funds and, to the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with their investment objective and policies, the Money Market Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Fund may include collateralized mortgage obligations (CMOs) issued by private companies.

                  In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.


                  Each Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as GNMA, Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Trust's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.

                  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

                  These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA

Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  Privately issued mortgage backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

                  CMOs may be issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

                  Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.


                  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

INTEREST RATE AND TOTAL RETURN SWAPS
------------------------------------


                  The Balanced Allocation, Total Return Advantage, GNMA, Limited Maturity Bond, Strategic Income Bond and U.S. Government Income Funds may enter into interest rate swaps for hedging purposes and not for speculation. The Balanced Allocation Fund may also use total return swaps for the same purposes. The Fund will typically use interest rate or total return swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

                  The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated, with respect to the Limited Maturity Bond, Strategic Income Bond and

Total Return Advantage Funds, either "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's or, with respect to the GNMA Fund, the claims paying ability of the other party is deemed creditworthy and any such obligation the GNMA Fund may have under such an arrangement will be covered by setting aside liquid high grade securities in a segregated account.

                  The Balanced Allocation, Total Return Advantage, GNMA, Limited Maturity Bond and Strategic Income Bond Funds will only enter into swaps on a net basis, (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and their respective Adviser or Sub-Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.


                  If there is a default by the other party to a swap transaction, the Fund involved will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

ZERO COUPON OBLIGATIONS
-----------------------


                  The Ohio Tax Exempt Bond, Strategic Income Bond, U.S. Government Income and Michigan Municipal Bond Funds may invest in zero coupon obligations. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.


INCOME PARTICIPATION LOANS
--------------------------


                  The Balanced Allocation, Total Return Advantage, Intermediate Bond, Limited Maturity Bond and Strategic Income Bond Funds may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

                  Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

CERTIFICATES OF PARTICIPATION
-----------------------------


                  The Michigan Municipal Bond Fund may purchase Michigan Municipal Securities in the form of "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The other Tax Free Funds may also purchase certificates of participation. The municipal leases underlying the certificates of participation in which the Funds invest will be subject to the same quality rating standards applicable to Municipal Securities. Certificates of participation may be purchased from a bank, broker-dealer or other financial institution. The lease payments and other rights under the lease provide for and secure the payments on the certificates.


                  Lease obligations may be limited by law, municipal charter or the duration or nature of the appropriation for the lease and may be subject to periodic appropriation. In particular, lease obligations, may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default; in such event, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations.

WHEN-ISSUED SECURITIES
----------------------


                  The International Equity, Large Cap Ultra, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Michigan Municipal Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Mid Cap Growth and U.S. Government Income Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Funds do not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery security that the GNMA and Bond Funds may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.


                  When a Fund agrees to purchase when-issued securities, the custodian sets aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

                  When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.


SHORT-TERM OBLIGATIONS
----------------------


                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Mid Cap Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, and U.S. Government Income Funds may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less, 12 months or less in the case of the Mid Cap Growth and U.S. Government Income Funds) such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. The Equity Index Fund cannot invest in foreign commercial paper and GICs. A Fund may invest no more than 5% of its net assets in variable and floating rate obligations. During temporary defensive periods, each Fund may hold up to 100% of its total assets in these types of obligations.


                  In the case of repurchase agreements, default or bankruptcy of the seller may expose a Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Further, it is uncertain whether a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Reverse repurchase agreements involve the risk that the market value of the securities held by a Fund may decline below the price of the securities it is obligated to repurchase. See "Repurchase Agreements" and "Reverse Repurchase Agreements" above.

                  Investments include commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, determined by the adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. In addition, the International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Balanced Allocation, Total Return Advantage, Intermediate Bond, Limited Maturity Bond and Strategic Income Bond Funds may invest in Canadian Commercial Paper (CCP), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. Each Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not insured by the Federal Deposit Insurance Corporation. Each of the International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Balanced Allocation, Total Return Advantage, Intermediate Bond, Limited Maturity Bond and Strategic Income Bond Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund's total assets at the time of purchase.


MONEY MARKET INSTRUMENTS
------------------------


                  The Money Market Fund may invest in "money market" instruments, including bank obligations and commercial paper. The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds may also invest, from time to time, a portion of their assets for temporary defensive or other purposes in such taxable money market instruments.

                  Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Money Market Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

                  Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Money Market Fund may invest in Canadian Commercial Paper ("CCP"), which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Money Market Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.


                  Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject the Money Market Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Money Market Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

                  The Money Market Fund may also make limited investments in GICs issued by U.S. insurance companies. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by certain nationally recognized statistical rating organizations.

GOVERNMENT SECURITIES
---------------------


                  The Treasury Money Market and Treasury Plus Money Market Funds may only invest in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations. In addition to such investments, the Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market, Government Money Market, Mid Cap Growth, U.S. Government

Income, and Michigan Municipal Bond Funds may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Obligations." The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market and Government Money Market Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.


U.S. TREASURY OBLIGATIONS AND RECEIPTS
--------------------------------------


                  The Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Money Market, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

                  The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), Liquid Yield Option Notes (LYONs), and Certificates of Accrual on Treasury Securities
(CATS). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

                  Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

STAND-BY COMMITMENTS
--------------------


                  The Tax Free Funds, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds may acquire stand-by commitments. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified Municipal Securities at a specified price. Stand-by commitments acquired by a Fund must be of high quality as determined by any Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser. A Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.


DERIVATIVE INSTRUMENTS
----------------------


                  The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Limited Maturity Bond, Strategic Income Bond, Money Market, Mid Cap Growth, and U.S. Government Income Funds may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).


                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

TAX-EXEMPT DERIVATIVES AND OTHER MUNICIPAL SECURITIES
-----------------------------------------------------


                  The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest in tax-exempt derivative securities relating to Municipal Securities, including tender option bonds, participations, beneficial interests in trusts and partnership interests. (See generally "Derivative Instruments" above.)


                  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Funds and the Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------


                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. With regard to the Tax Free Funds and the Money Market Funds, not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Adviser.

                  The Equity Funds and the Balanced Allocation Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and similar index tracking stocks as is consistent with their investment objectives and policies. SPDRs represent interests in the SPDR Trust, a unit investment trust that holds shares of all the companies in the S&P 500. The SPDR Trust closely tracks the price performance and dividend yield of the S&P 500. Other index tracking stocks are structured similarly to SPDRs but track the price performance and dividend yield of different indices. SPDRs and other index tracking stocks can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. For example, stocks that track an index comprised of Nasdaq traded stocks, or stocks that track an index comprised of stocks of foreign companies (such as iShares which are described below), may be expected to fluctuate in value more widely the SPDRs (which track the S&P 500) or stocks that track other less volatile indices. Index tracking stocks are traded similarly to stocks of individual companies. Although an index tracking stock is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance because of trust expenses and other factors. The SPDR Trust and trusts underlying other index tracking stocks are structured to be regulated investment companies and may make distributions to a Fund that may not be characterized entirely as ordinary income for tax purposes. Such distributions will be passed through to Fund investors in the character as received by the Fund. Because investments in SPDRs and other index tracking stocks represent interests in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

                  In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country. Such "country funds" may be either open-end or closed-end investment companies.

                  The International Equity Fund may also purchase iShares (formerly, WEBS) issued by iShares, Inc. (formerly WEBS Index Fund, Inc.) and similar securities of other issuers. iShares are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries. Because the expense associated with an investment in iShares can be substantially lower than the expense of small investments directly in the securities comprising the indices it seeks to track, the Adviser believes that investments in iShares of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Fund's assets across a broader range of equity securities.

                  Shares are listed on the American Stock Exchange (AMEX), and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their net asset values. However, iShares have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged.

                  In the event substantial market or other disruptions affecting iShares or CountryBaskets should occur in the future, the liquidity and value of the International Equity Fund's shares could also be substantially and adversely affected, and the Fund's ability to provide investment results approximating the performance of securities in the EAFE could be impaired. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares, CountryBaskets or other "country funds" as part of its investment strategy.

                  As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.


MUNICIPAL SECURITIES
--------------------


                  The Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Michigan Municipal Bond Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. Municipal Bonds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, and the extension of loans to public institutions and facilities.


                  Municipal Securities that are payable only from the revenues derived from a particular facility may be adversely affected by federal or state laws, regulations or court decisions which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws, decisions and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a governmentally created fund, may be adversely affected by laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, the payment of interest and principal on Municipal Securities may be adversely affected by respective state laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific Municipal Securities the Funds will invest from time to time or predicting the nature or extent of future judicial interpretations or changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws, regulations and judicial interpretations on the securities in which the Funds may invest and, therefore, on the shares of the Fund.

                  There are, of course, variations in the quality of Municipal Securities both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including the financial condition of the issuer, the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Funds' adviser will consider such an event in determining whether they should continue to hold the obligation.

                  The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest or the principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.


                  Certain Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer or original purchaser of the Municipal Securities at the time of their original issuance. In the event that the issuer defaults on interest or principal payments, the insurer of the obligation is required to make payment to the bondholders upon proper notification. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

                  Municipal notes in which the Funds may invest include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital or capital facilities needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.


                  The Funds invest in Municipal Securities which at the time of purchase are rated in one of the four highest rating categories by a Rating Agency for bonds and in one of the two highest rating categories by a Rating Agency for money market securities.

                  Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Funds' adviser pursuant to guidelines approved by the Trust's Board of Trustees. If the rating of an obligation held by a Fund is reduced below its rating requirements, the Fund will sell the obligation when the adviser believes that it is in the best interests of the Fund to do so. The applicable ratings are more fully described in Appendix A.


Special Considerations Regarding Investment in Ohio Municipal Securities


                  As described in the Prospectuses, each of the Ohio Tax Exempt Bond and Ohio Municipal Money Market Funds will invest most of its net assets in Ohio Municipal Securities. The Funds are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Municipal Securities. The Funds are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Municipal Securities. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

                  Generally, the creditworthiness of Ohio Municipal Securities of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

                  There may be specific factors that at particular times apply in connection with investment in particular Ohio Municipal Securities or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Municipal Securities, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

                  Ohio is the seventh most popular state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1999 was 11,256,700.

                  While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

                  In earlier years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, in recent years except 1999, the State rates were below the national rates (4.3% versus 4.5% in 1998, 4.3% versus 4.2% in

1999, and with State rates slightly higher than national rates in January, February and March 2000 but slightly lower in April and May). The unemployment rate and its effects vary among geographic areas of the State.

                  There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Municipal Securities held in the Funds or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those obligations.


                  The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

                  The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

                  Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed, an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.


                  A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.

                  None of the spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.

                  The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.


                  From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. Of the 1996-97 biennium-ending $834.9 million GRF fund balance, $250 million went to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF, and the $263 million balance to a State income tax reduction fund.

                  The 1998-99 biennium ending CRF balances were $1.5 billion
(cash) and $976 million (fund). Of that fund balance, $325.7 million was transferred to school building assistance, $46.3 million to BSF, $90 million to supply classroom computers for interactive video distance learning, and the remaining amount to the State income tax reduction fund.

                  The GRF appropriations acts for the current 2000-01 biennium (one for all education purposes, and one for general GRF purposes) were passed in June 1999 and promptly signed (after selective vetoes) by the Governor. Those acts provided for total GRF biennial expenditures of over $39.8 billion. Necessary GRF debt service and lease-rental appropriations for the entire biennium were requested in the Governor's proposed budget and incorporated in the appropriations bills as introduced, and were included in the bill versions as passed by the House and Senate and in the acts as passed and signed.

                  From the June 30, 2000 FY ending GRF fund balance of over $855 million, transfers were made in amounts of $610 million to the income reduction fund and $49 million to BSF. The BSF had a September 1, 2000 balance of slightly over $1 billion.

                  The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions noted below, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

                  By 16 constitutional amendments approved from 1921 to date (the latest adopted in 1999) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At June 15, 2000, almost $1.51 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding or awaiting delivery. The only such State debt currently at that date authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($31.3 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1.06 billion outstanding) and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($135.3 million outstanding or awaiting delivery, with no more than $50 million to be issued in any one year).

                  The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter authorizes not more than $220 million to be issued in a fiscal year.

                  A constitutional amendment approved by the voters in 1999 authorizes State general obligation debt to pay costs of facilities for a system of common schools throughout the State ($130.1 million outstanding as of June 15, 2000) and facilities for state supported and assisted institutions of higher education ($150 million outstanding).

                  That 1999 amendment also provided that State general obligation debt and other debt represented by direct obligations of the State (including that authorized by the Ohio Public Facilities Commission and Ohio Building Authority, and some authorized by the Treasurer), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance.

                  The General Assembly has placed on the November 2000 ballot a proposed constitutional amendment that would authorize the issuance of State bonds for land conservation and revitalization purposes (including statewide brownfields clean-up). For each of the two purposes, not more than $50,000,000 in principal amount may be issued in any Fiscal Year and not more than $200,000,000 in principal amount may be outstanding in accordance with their terms at any time. The bonds for conservation purposes would be State general obligations, and those for revitalization purposes would be special obligations of the State payable from revenues and receipts designated by the General Assembly.

                  The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.1 billion of which were outstanding at June 15, 2000.

                  In recent years, State agencies have participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of June 15, 2000) to be approximately $28.5 million (of which $23.9 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.

                  A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

                  A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

                  State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

                  Local school districts in Ohio receive a major portion (state-wide aggregate approximately 50% in FY 1999) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 127 districts (as of June 15, 2000) from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the State provide a "thorough and efficient system of common schools." In May 2000, the Ohio Supreme Court in a 4-3 decision concluded, as it had in 1997, that the State, even after crediting significant gubernatorial and legislative steps in recent years, did not comply with that requirement. It set as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity. The Court maintains continuing jurisdiction, and has scheduled for June 2001 further review by it of State responses to its ruling. With particular respect to funding sources, the Supreme Court repeated its conclusion that property taxes no longer may be the primary means of school funding in Ohio, noting that recent efforts to reduce that historic reliance have been laudable but in the Court's view insufficient. After a further hearing, the trial court has decided that steps taken to date by the State to enhance school funding have not met the requirements of the Supreme Court decision; the State has filed a notice of appeal with the Supreme Court, and that Court has issued a stay, pending appeal, of the implementation of the trial court's order.

                  A small number of the State's 611 local school districts have in any year required special assistance to avoid year-end deficits. A now superseded program provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled, $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), $113.2 million for 12 districts in FY 1997 (including $90 million to one for restructuring its prior loans), and $23.4 million for 10 districts in FY 1998.

                  Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

                  For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) As of June 15, 2000, five municipalities were in "fiscal emergency" status and two in preliminary "fiscal watch" status, and a school district "fiscal emergency" provision was applied to 12 districts, and four were on preliminary "fiscal watch" status.

                  At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

Special Risk Considerations Regarding Investment in Pennsylvania Municipal Securities

                  Potential shareholders should consider the fact that the investment portfolio of each of the Pennsylvania Municipal Bond and Pennsylvania Tax Exempt Money Market Fund consists primarily of securities issued by the Commonwealth of Pennsylvania (the "Commonwealth"), its municipalities and authorities and should realize that each Fund's performance is closely tied to general economic conditions within the Commonwealth as a whole and to economic conditions within particular industries and geographic areas located within the Commonwealth.


                  Although the General Fund of the Commonwealth (the principal operating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases have resulted in surpluses the last six years; as of June 30, 1998, the General Fund had a surplus of $1,364.9 million.


                  Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of non-agricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Bonds in the Pennsylvania Trust or the ability of the respective obligors to make payments of interest and principal due on such Bonds.

                  Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations including as of June 1, 1999, suits relating to the following matters: (i) In February 1999, a taxpayer filed a petition for review in the Commonwealth Court of Pennsylvania asking the court to declare that Chapter 5 (relating to Sports Facilities Financing) of the Capital Facilities Debt Enabling Act is in violation of the Pennsylvania Constitution. Commonwealth Court denied the taxpayer's motion for a preliminary injunction and the Supreme Court denied an appeal of such denial. The respondents have filed preliminary objections in the nature of a demurrer, requesting the Court dismiss the case with prejudice. Oral arguments before the Commonwealth Court regarding the preliminary objections were scheduled for May 19, 1999, (ii) The American Civil Liberties Union ("ACLU") filed suit in federal court demanding additional funding for child welfare services; the Commonwealth settled a similar suit in the Commonwealth Court of Pennsylvania and is seeking the dismissal of the federal suit, among other things, because of that settlement. After its earlier denial of class certification was reversed by the Third Circuit Court of Appeals, the district court granted class certification to the ACLU, and the parties are proceeding with discovery. In July 1998, a settlement agreement was reached with the City of Philadelphia. The Commonwealth has agreed to pay $100,000 to settle plaintiffs' $1.4 million claim for attorney's fees and to take other actions in exchange for a full and final release and dismissal of the case against the Commonwealth parties. The settlement was approved by the district court on February 1, 1999, and the case was dismissed; (iii) In 1987, the Supreme Court of Pennsylvania held the statutory scheme for county funding of the judicial system to be in conflict with the constitution of the Commonwealth, but it stayed judgment pending enactment by the legislature of funding consistent with the opinion, and the legislature has yet to consider legislation implementing the judgment. In 1992, a new action in mandamus was filed seeking to compel the Commonwealth to comply with the original decision. The Court issued a writ in mandamus and appointed a special master in 1996 to submit a plan for implementation, which it intended to require by January 1, 1998. In January 1997, the Court established a committee, consisting of the special master and representatives of the Executive and Legislative branches, to develop an implementation plan; an implementation plan was filed in July 1997. In April 1998 the General Assembly appropriated approximately $12 million for the funding of county court administrator, under the implementation plan. However, no legislation has been approved for the payment of Commonwealth compensation county court administrators. In May 1998, an action was filed by the Administrative Governing Board of the First Judicial District claiming the city government has failed to provide adequate Funds for the Operation of the courts of the First Judicial District. In November 1998, the First Judicial District Governing Board filed with the Supreme Court a renewed motion for entry of an order providing emergency relief, which requests the City of Philadelphia to provide funds to the First Judicial District Courts, in order to maintain necessary judicial operations throughout the end of the fiscal year. Although the Supreme Court issued no order, the City is apparently continuing its funding of the courts; (iv) Litigation was filed in both state and federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts -- the federal case has been stayed pending the resolution of the state case; a trial in the state case commenced in January 1997 and has recessed; no briefing schedule or date for oral argument has yet been set; On July 9, 1998 the state court issued an opinion dismissing the petitioners' claim in its entirety. On July 20, 1998 the petitioner filed a timely motion for post-trial relief, taking exception to the state court's findings of fact and conclusions of law. The Supreme Court, after assuming jurisdiction in the case directed that all parties submit briefs on all issues presented in the petitioners' motion for post-trial relief; and (v) In 1995, the Commonwealth, the Governor of Pennsylvania, the City of Philadelphia and the Mayor of Philadelphia were joined as additional respondents in an enforcement action commenced in Commonwealth Court in 1973 by the Pennsylvania Human Relations Commission against the School District of Philadelphia pursuant to the Pennsylvania Human Relations Act. The Commonwealth and the City were joined to determine their liability, if any, to pay additional costs necessary to remedy segregation-related conditions found to exist in Philadelphia public schools. In January 1997, the Pennsylvania Supreme Court ordered the parties to brief certain issues. The Supreme Court heard oral argument on the issues in February 1998 but no decision has been issued, (vi) In February 1997, five residents of the City of Philadelphia, joined by the City, the School District and others, filed a civil action in the Commonwealth Court for declaratory judgment against the Commonwealth and certain Commonwealth officers and officials that the defendants had failed to provide an adequate quality of education in Philadelphia, as required by the Pennsylvania Constitution. In March 1998, the Commonwealth Court dismissed the case on the grounds that the issues prescribed are not justifiable. An appeal to the Supreme Court of Pennsylvania is pending,
(vii) In April 1995,
the Commonwealth reached a settlement agreement with Fidelity Bank and certain other banks with respect to the constitutional validity of the Amended Bank Shares Act and related legislation; although this settlement agreement did not require expenditure of Commonwealth funds, the petitions of other banks are currently pending with the Commonwealth Court; In January 1998 a panel of the Commonwealth Court ruled in favor of the Commonwealth, finding no constitutional violation. Royal Bank filed exceptions, which the Commonwealth Court en banc denied. Royal Bank appealed to the Supreme Court and briefing has been completed. The Court has not yet scheduled oral arguments. (viii) Suit has been filed in state court against the State Employees' Retirement Board claiming that the use of gender district actuarial factors to compute benefits received before August 1, 1983 violates the Pennsylvania Constitution (gender-neutral factors have been used since August 1, 1983, the date on which the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the use of such factors violated the Federal Constitution); in 1996, the Commonwealth Court heard oral argument en banc, and in 1997 denied the plaintiff's motion for judgement on the pleading. The case is currently in discovery. (ix) In March 1997, Rite Aid of Pennsylvania, Inc. filed in the United States District Court for the Eastern District of Pennsylvania, a civil action against the Secretary of Public Welfare alleging that regulations promulgated in October 1995 governing payment rates for prescription drugs and related services provided to recipients of benefits under the Pennsylvania Medical Assistance Program violated provisions of Title XIX of the Social Security Act and regulations of the U.S. Department of Health and Human Services, as well as provisions of State law and Federal constitutional due process. In August 1998, the court declared that certain pharmacy reimbursement rates were in violation of the Medicaid Act and enjoined the Secretary from using these rates to reimburse for any prescription drugs and related services provided to Medicaid recipients on and after October 1, 1998. The Secretary filed motions for appeal and in March 1999, the U.S. Court of Appeals for the Third Circuit reversed the district court's order and remanded the case for further proceedings. The plaintiffs on April 5, 1999 filed an application for rehearing. (x) On March 9, 1998 several residents of the City of Philadelphia along with the School District of Philadelphia and others brought suit in the United States District Court for the Eastern District of Pennsylvania against the Governor, the Secretary of Education and others alleging that the defendants are violating a regulation of the U.S. Department of Education promulgated under Title VI of the Civil Rights Act of 1964 in that the Commonwealth's system for funding public schools has the effect of discrimination on the basis of race. On November 18, 1998, the district court dismissed the action with prejudice. An appeal by the plaintiffs was filed and the parties are awaiting the scheduling of oral argument.

                  Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA by S&P and A3 and A1 by Moody's and Philadelphia's and Pittsburgh's general obligation bonds are currently rated BBB and BBB, respectively, by S&P and Baa2 and Baa1, respectively, by Moody's.

                  The City of Philadelphia (the "City") experienced a series of General Fund deficits for fiscal years 1988 through 1992 and, while its general financial situation has improved, the City is still seeking a long-term solution for its economic difficulties. The audited balance of the City's General Fund as of June 30, 1998 was a surplus of $169.2 million.

                  In recent years an authority of the Commonwealth, the Pennsylvania Intergovernmental Cooperation Authority ("PICA"), has issued approximately $1.76 billion of special revenue bonds on behalf of the City to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. As one of the conditions of issuing bonds on behalf of the City, PICA exercises oversight of the City's finances. The City is currently operating under a five year plan approved by PICA in 1996. PICA's power to issue further bonds to finance capital projects expired on December 31, 1994. PICA's authority to issue bonds to finance cash flow deficits expired on December 31, 1996, but its authority to refund existing debt will not expire. PICA had approximately $1.1 billion in special revenue bonds outstanding as of April 15, 1999.

                  Special Considerations Regarding Investment in Michigan Municipal Securities. The following information is drawn from various Michigan governmental publications, particularly the Governor's Executive Budget for fiscal year 2000-2001, and from other sources relating to securities offerings of the State and its political subdivisions. While the Trust has not independently verified such information, it has no reason to believe that it is not correct in all material respects.

                  The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

                  Total State wage and salary employment is estimated to have grown by 1.2% in 1999. The rate of unemployment is estimated to have been 3.6% in 1999, below the national average for the sixth consecutive year. Personal income grew at an estimated 4.5% annual rate in 1999.

                  During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1999 is estimated to have been in excess of $1.1 billion.

                  The Michigan Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar year 1977 State personal income (which was 9.49%). The State may raise taxes in excess of the limit for emergencies through action by the Governor and two-thirds of the members of each house of the Legislature.


                  The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

                  The State has issued and has outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1999, the State had approximately $870 million of general obligation bonds outstanding.


                  The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.


                  The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding.


                  The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.


                  On March 15, 1994, Michigan voters approved a property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4% (since reduced to 4.3% in 2000 and 4.2% in 2001), the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.


                  Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

         A state economy during a recessionary cycle would also, as a separate matter, adversely affect the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other "revenue" securities to make periodic payments for the use of those facilities.


OTHER TAX-EXEMPT INSTRUMENTS
----------------------------


                  Investments by the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds in tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 or SP-2 by S&P, F2 by Fitch or Prime-2, MIG-2 or VMIG-2 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser. Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the investing Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund must use the shorter of the period required before it is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the opinion of the Adviser be equivalent to the commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Other types of tax-exempt instruments may also be purchased as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.


PORTFOLIO TURNOVER
------------------

                  The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making decisions.


                  The Strategic Income Bond Fund had not commenced operations as of the date of this Statement of Additional and, consequently, has no portfolio turnover history. The Balanced Allocation, U.S. Government Income and Strategic Income Bond Funds may engage in short-term trading and may sell securities which have been held for periods ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in interest rates or security prices or in order to take advantage of what the Funds' Adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase a Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs. Under normal rates market conditions, the Balanced Allocation and U.S. Government Income Funds' portfolio turnover rates are not expected to exceed 200%, and the Strategic Income Bond Fund's portfolio turnover rate is not expected to exceed 100% but these rates could be higher.



                             INVESTMENT LIMITATIONS
                             ----------------------


                  Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares.


                  No Fund may:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                     (a)      there is no limitation with respect to obligations
                         issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                     (b)      wholly-owned finance companies will be considered
                         to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                     (c)      utilities will be divided according to their
                         services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

                     (d)      personal credit and business credit businesses
                         will be considered separate industries.

                  2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "Commodities" includes Commodity Contracts.

                  6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.


                  With respect to investment limitation No. 1 above, the National Tax Exempt Bond Fund may not purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  With respect to investment limitation No. 1 above, the Equity Funds, the Balanced Allocation Fund and the Fixed Income Funds may not purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of the International Equity Fund, securities issued or guaranteed by any foreign government, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  With respect to investment limitation No. 3 above, the 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings.


                  For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.


                  Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.


                  Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal and state income taxes are rendered by qualified legal counsel to the respective issuers at the time of issuance. Neither the Funds nor their adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

                  In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

                  No Fund may:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.


                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.


                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% (10% in the case of the Money Market Funds) of its net assets in illiquid securities.

                  6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

                  With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the 1940 Act's limitations on a Fund's investments in other investment companies.


                  With respect to each of the Ohio Tax Exempt and Pennsylvania Municipal Bond Funds, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its total assets will be invested in cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).


                  The Funds do not intend to acquire securities issued by the Adviser, Sub-Adviser, Distributor and their affiliates.



                                 NET ASSET VALUE
                                 ---------------

VALUATION OF THE MONEY MARKET FUNDS
-----------------------------------

                  The Trust uses the amortized cost method to value shares in the Money Market Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each respective Fund would receive if it sold the security. The value of the portfolio securities held by each respective Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

                  The Money Market Funds invest only in high-quality instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

VALUATION OF THE FIXED INCOME FUNDS AND THE TAX FREE FUNDS
----------------------------------------------------------

         The assets of the Fixed Income Funds and the Tax Free Funds are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.


VALUATION OF THE BALANCED ALLOCATION FUND AND THE EQUITY FUNDS
--------------------------------------------------------------

         In determining market value, the assets in the Balanced Allocation Fund and the Equity Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are also valued at the last sale price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. Investments in debt securities with remaining maturities of 60 days or less are valued based upon the amortized cost method. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value using methods determined by or under the supervision of the Board of Trustees. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. See "Valuation of International Equity Fund" below for a description of the valuation of certain foreign securities held by these Funds.

VALUATION OF THE INTERNATIONAL EQUITY FUND
------------------------------------------

         In determining market value, the International Equity Fund's portfolio securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a remaining maturity of 60 days or less are valued based upon the amortized cost method. All other securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established in good faith by the Board of Trustees. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

         Certain of the securities acquired by the International Equity Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------


                  Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at P.O. Box 8421, Boston, MA 02266-8421. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.


                  As described in the applicable Prospectuses, Class I Shares of the Funds are sold to certain qualified investors at their net asset value without a sales charge. Class A Shares of the Fund are sold to public investors at the public offering price based on a Fund's net asset value plus a front-end load or sales charge as described in the Prospectus for Class A, Class B and Class C Shares. Class B Shares of the Money Market Fund and Tax Exempt Money Market Fund are available only to the holders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Money Market Fund and/or the Tax Exempt Money Market Fund. Class B Shares of the Funds are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus for Class A, Class B and Class C Shares. Class C Shares of the Money Market Fund are available only to the holders of Class C Shares of another Fund who wish to exchange their Class C Shares of another Fund for Class C Shares of the Money Market Fund. Class C Shares of the Funds are sold to public investors at net asset value but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectus for Class A, Class B and Class C Shares. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

                  The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by a Fund.

                  From time to time, shares may be offered as an award in promotions sponsored by the Distributor or other parties. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the prospectus, the Distributor may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Funds.

                  For the last two fiscal years, sales loads paid by shareholders of Class A Shares were as follows:

                                               FOR THE FISCAL YEAR ENDED MAY 31:
FUND                                                  2000         1999
----                                                  ----         ----

Core Equity Fund................................   $ 43,066     $ 25,206
Equity Growth Fund..............................   $ 62,504     $102,093
Equity Income Fund..............................   $ 34,826     $ 87,943
Equity Index Fund...............................   $ 59,426     $ 44,677(1)
International Equity Fund.......................   $ 15,979     $ 11,506
Large Cap Ultra Fund(2).........................   $ 13,501            *
Mid Cap Growth Fund(2)..........................   $  7,333            *
Small Cap Growth Fund...........................   $ 12,023     $ 30,753
Small Cap Value Fund............................   $ 17,231     $ 51,484
Tax Managed Equity Fund........................    $145,508     $193,147
Balanced Allocation Fund........................   $ 14,481     $ 29,030(1)
Bond Fund.......................................   $  3,909     $ 21,248
GNMA Fund.......................................   $  5,314     $ 19,732
Intermediate Bond Fund..........................   $  1,890     $ 12,524
Limited Maturity Bond Fund .....................   $    117     $    965
Total Return Advantage Fund.....................   $  2,656     $ 50,583
U.S. Government Income Fund(2) .................   $    175            *
Michigan Municipal Bond Fund(2).................   $  1,331            *
National Tax Exempt Bond Fund ..................   $      0     $  3,898
Ohio Tax Exempt Bond Fund.......................   $  2,234     $  8,032
Pennsylvania Municipal Bond Fund ...............   $      0     $  3,797
Money Market Fund ..............................   $      0     $    246

*    Information not available.

(1)       For the period July 10, 1998 (commencement of operations) to May 31,
          1999.

(2) Reflects sales charges paid by shareholders of the corresponding Parkstone Continuing Funds.

                  During the fiscal year ended May 31, 2000, contingent deferred sales charges paid by Class B shareholders on redemptions of Class B Shares were as follows:




FUND                                                                 CDSCS PAID
----                                                                 ----------

Core Equity Fund....................................................  $17,826
Equity Growth Fund..................................................  $ 8,350
Equity Income Fund..................................................  $ 5,740
Equity Index Fund...................................................  $     0(1)
International Equity Fund...........................................  $    69
Large Cap Ultra Fund(2).............................................  $51,816
Mid Cap Growth Fund(2)..............................................  $41,896
Small Cap Growth Fund...............................................  $ 2,098
Small Cap Value Fund................................................  $   910
Tax Managed Equity Fund.............................................  $46,891
Balanced Allocation Fund............................................  $ 2,585
Bond Fund...........................................................  $ 6,941
GNMA Fund...........................................................  $     0(3)
Intermediate Bond Fund..............................................  $ 6,191
Limited Maturity Bond Fund..........................................  $     0(3)

FUND                                                                 CDSCS PAID
----                                                                 ----------

Total Return Advantage Fund.........................................  $     0(4)
U.S. Government Income Fund(2)......................................  $85,391
Michigan Municipal Bond Fund(2).....................................  $20,640
National Tax Exempt Bond Fund.......................................  $   487
Money Market Fund...................................................  $   599

(1) For the period January 4, 2000 (commencement of operations) through May 31, 2000.

(2) Reflects sales charges paid by shareholders of the corresponding Parkstone Continuing Funds.

(3) For the period August 11, 1999 (commencement of operations) through May 31, 2000.

(4) For the period September 29, 1999 (commencement of operations) through May 31, 2000.

                  During the fiscal year ended May 31, 2000, contingent deferred sales charges paid by Class Cshareholders on redemptions of Class B Shares were as follows:




FUND                                                                 CDSCS PAID
----                                                                 ----------

Core Equity Fund....................................................  $    0(1)
Equity Growth Fund..................................................  $    0(2)
Equity Income Fund..................................................  $    0(2)
Equity Index Fund...................................................  $   19(3)
International Equity Fund...........................................  $    0(4)
Small Cap Growth Fund...............................................  $   24(1)
Small Cap Value Fund................................................  $    0(2)
Tax Managed Equity Fund.............................................  $    0(5)
Balanced Allocation Fund............................................  $    0(6)
GNMA Fund...........................................................  $    0(3)
Intermediate Bond Fund..............................................  $    0(7)
Limited Maturity Bond Fund..........................................  $    0(2)
National Tax Exempt Bond Fund.......................................  $1,000(8)
Pennsylvania Municipal Bond Fund....................................  $    0(8)
Money Market Fund...................................................  $    0

(1) For the period January 20, 2000 (commencement of operations) through May 31, 2000.
(2) For the period January 27, 2000 (commencement of operations) through May 31, 2000.
(3) For the period January 17, 2000 (commencement of operations) through May 31, 2000.
(4) For the period January 5, 2000 (commencement of operations) through May 31, 2000.
(5) For the period January 10, 2000 (commencement of operations) through May 31, 2000.
(6) For the period April 20, 2000 (commencement of operations) through May 31, 2000.
(7)       For the period May 30, 2000 (commencement of operations) through May
          31, 2000.
(8) For the period February 24, 2000 (commencement of operations) through May 31, 2000.



                  Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectus offered by the Funds permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 or Lehman Intermediate Government Index.


OFFERING PRICE PER CLASS A SHARE OF THE FUND
--------------------------------------------


                  An illustration of the computation of the offering price per Class A Share of the Funds, based on the value of each Fund's net assets and number of outstanding shares on May 31, 2000, are as follows:



                                CORE EQUITY FUND
                                ----------------

Net Assets of A Shares........................................    $4,146,601

Outstanding A Shares..........................................       280,201

Net Asset Value Per Share.....................................        $14.80

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)....................................          $.86

Offering to Public............................................        $15.66

                               EQUITY GROWTH FUND
                               ------------------

Net Assets of A Shares........................................  $180,000,002

Outstanding A Shares..........................................     6,259,636

Net Asset Value Per Share.....................................        $28.76

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)....................................         $1.67

Offering to Public............................................        $30.43

                               EQUITY INCOME FUND
                               ------------------

Net Assets of A Shares........................................    $9,070,401

Outstanding A Shares..........................................       566,935

Net Asset Value Per Share.....................................        $16.00

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)....................................          $.93

Offering to Public............................................        $16.93

                                EQUITY INDEX FUND
                                -----------------

Net Assets of A Shares........................................    $8,253,628

Outstanding A Shares..........................................       675,278

Net Asset Value Per Share.....................................        $12.22

Sales Charge, 3.75% of
offering price (3.93% of
net asset value per share)....................................          $.48

Offering to Public............................................        $12.70

                            INTERNATIONAL EQUITY FUND
                            -------------------------

Net Assets of A Shares........................................    $3,618,163

Outstanding A Shares..........................................       241,735

Net Asset Value Per Share.....................................        $14.97

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)....................................          $.87

Offering to Public............................................        $15.84

                              LARGE CAP ULTRA FUND
                              --------------------

Net Assets of A Shares........................................   $21,549,937

Outstanding A Shares..........................................     1,087,565

Net Asset Value Per Share.....................................        $19.81

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)....................................         $1.15

Offering to Public............................................        $20.96

                              MID CAP GROWTH FUND
                              -------------------

Net Assets of A Shares........................................   $46,182,829

Outstanding A Shares..........................................     2,973,929

Net Asset Value Per Share.....................................        $15.53

Sales Charge, 5.50% of
offering price (5.80% of
net asset value per share)....................................          $.90

Offering to Public............................................        $16.43

                              SMALL CAP GROWTH FUND
                              ---------------------

Net Assets of A Shares........................................    $2,709,986

Outstanding A Shares..........................................       182,994

Net Asset Value Per Share.....................................        $14.81

Sales Charge, 5.50% of
offering price (5.81% of
net asset value per share)....................................          $.86

Offering to Public............................................        $15.67

                              SMALL CAP VALUE FUND
                              --------------------

Net Assets of A Shares........................................    $9,727,131

Outstanding A Shares..........................................       658,595

Net Asset Value Per Share.....................................        $14.77

Sales Charge, 5.50% of
offering price (5.82% of
net asset value per share)....................................          $.86

Offering to Public............................................        $15.63

                             TAX MANAGED EQUITY FUND
                             -----------------------

Net Assets of A Shares........................................   $17,372,038

Outstanding A Shares..........................................     1,212,239

Net Asset Value Per Share.....................................        $14.33

Sales Charge, 5.50% of
offering price (5.79% of
net asset value per share)....................................          $.83

Offering to Public............................................        $15.16

                            BALANCED ALLOCATION FUND
                            ------------------------

Net Assets of A Shares........................................    $3,965,338

Outstanding A Shares..........................................       339,609

Net Asset Value Per Share.....................................        $11.68

Sales Charge, 4.75% of
offering price (4.97% of
net asset value per share)....................................          $.58

Offering to Public............................................        $12.26

                                    BOND FUND
                                    ---------

Net Assets of A Shares........................................    $3,786,481

Outstanding A Shares..........................................       402,987

Net Asset Value Per Share.....................................         $9.40

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)....................................          $.47

Offering to Public............................................         $9.87

                                    GNMA FUND
                                    ---------

Net Assets of A Shares........................................    $1,231,254

Outstanding A Shares..........................................       126,252

Net Asset Value Per Share.....................................         $9.75

Sales Charge, 4.75% of
offering price (5.02% of
net asset value per share)....................................          $.49

Offering to Public............................................        $10.24

                             INTERMEDIATE BOND FUND
                             ----------------------

Net Assets of A Shares........................................    $3,873,901

Outstanding A Shares..........................................       390,590

Net Asset Value Per Share.....................................         $9.92

Sales Charge, 4.75% of
offering price (4.94% of
net asset value per share)....................................          $.49

Offering to Public............................................        $10.41

                           LIMITED MATURITY BOND FUND
                           --------------------------

Net Assets of A Shares........................................      $873,064

Outstanding A Shares..........................................        89,671

Net Asset Value Per Share.....................................         $9.74

Sales Charge, 2.75% of
offering price (2.87% of
net asset value per share)....................................          $.28

Offering to Public............................................        $10.02


                           TOTAL RETURN ADVANTAGE FUND
                           ---------------------------

Net Assets of A Shares........................................    $5,035,296

Outstanding A Shares..........................................       531,780

Net Asset Value Per Share.....................................         $9.47

Sales Charge, 4.75% of
offering price (4.97% of
net asset value per share)....................................          $.47

Offering to Public............................................         $9.94

                           U.S. GOVERNMENT INCOME FUND
                           ---------------------------


Net Assets of A Shares........................................   $20,789,805

Outstanding A Shares..........................................     2,371,319

Net Asset Value Per Share.....................................         $8.77

Sales Charge, 4.75% of
offering price (5.02% of
net asset value per share)*...................................          $.44

Offering to Public............................................         $9.21

                          MICHIGAN MUNICIPAL BOND FUND
                          ----------------------------

Net Assets of A shares........................................   $14,798,963

Outstanding A shares..........................................     1,425,893

Net Asset Value Per Share.....................................        $10.38

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)....................................          $.52

Offering to Public............................................        $10.90

                          NATIONAL TAX EXEMPT BOND FUND
                          -----------------------------

Net Assets of A shares........................................    $4,009,327

Outstanding A shares..........................................       420,467

Net Asset Value Per Share.....................................         $9.54

Sales Charge, 4.75% of
offering price (5.03% of
net asset value per share)....................................          $.48

Offering to Public............................................        $10.02

                            OHIO TAX EXEMPT BOND FUND
                            -------------------------

Net Assets of A shares........................................    $5,172,791

Outstanding A shares..........................................       494,593

Net Asset Value Per Share.....................................        $10.46

Sales Charge, 3.00% of
offering price (3.06% of
net asset value per share)....................................          $.32

Offering to Public............................................        $10.78

                        PENNSYLVANIA MUNICIPAL BOND FUND
                        --------------------------------

Net Assets of A shares........................................      $215,881

Outstanding A shares..........................................        21,791

Net Asset Value Per Share.....................................         $9.91

Sales Charge, 3.00% of
offering price (3.13% of
net asset value per share)....................................          $.31

Offering to Public............................................        $10.22

         An illustration of the computation of the offering price per Class A share of the Strategic Income Bond Fund, based on the estimated value of its net assets and number of outstanding shares on its commencement date, is as follows:


                           STRATEGIC INCOME BOND FUND
                           --------------------------

Net Assets of A Shares........................................        $10.00

Outstanding A Shares..........................................             1

Net Asset Value Per Share.....................................        $10.00

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)....................................        $  .50

Offering to Public............................................        $10.50




EXCHANGE PRIVILEGE
------------------

                  Investors may exchange all or part of their Class A Shares, Class B Shares or Class C Shares as described in the applicable Prospectus. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class B Shares or Class C Shares and the account number. The Transfer Agent's records of such instructions are binding.



                              DESCRIPTION OF SHARES
                              ---------------------


                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Funds as follows, and as further described in this Statement of Additional Information and the related Prospectuses:


Money Market Fund
         Class A                                              Class I Shares
         Class A - Special Series 1                           Class A Shares
         Class A - Special Series 2                           Class B Shares
         Class A - Special Series 3                           Class C Shares
Government Money Market Fund
         Class B                                              Class I Shares
         Class B - Special Series 1                           Class A Shares
Treasury Money Market Fund
         Class C                                              Class I Shares
         Class C - Special Series 1                           Class A Shares
Tax Exempt Money Market Fund
         Class D                                              Class I Shares
         Class D - Special Series 1                           Class A Shares
         Class D - Special Series 2                           Class B Shares
Equity Growth Fund
         Class H                                              Class I Shares
         Class H - Special Series 1                           Class A Shares

         Class H - Special Series 2                           Class B Shares
         Class H - Special Series 3                           Class C Shares
Intermediate Bond Fund
         Class I                                              Class I Shares
         Class I - Special Series 1                           Class A Shares
         Class I - Special Series 2                           Class B Shares
         Class I - Special Series 3                           Class C Shares
Ohio Tax Exempt Bond Fund
         Class K                                              Class I Shares
         Class K - Special Series 1                           Class A Shares
         Class K - Special Series 2                           Class B Shares
         Class K - Special Series 3                           Class C Shares
National Tax Exempt Bond Fund
         Class L                                              Class I Shares
         Class L - Special Series 1                           Class A Shares
         Class L - Special Series 2                           Class B Shares
         Class L - Special Series 3                           Class C Shares
Equity Income Fund
         Class M                                              Class I Shares
         Class M - Special Series 1                           Class A Shares
         Class M - Special Series 2                           Class B Shares
         Class M - Special Series 3                           Class C Shares
Small Cap Value Fund
         Class N                                              Class I Shares
         Class N - Special Series 1                           Class A Shares
         Class N - Special Series 2                           Class B Shares
         Class N - Special Series 3                           Class C Shares
Limited Maturity Bond Fund
         Class O                                              Class I Shares
         Class O - Special Series 1                           Class A Shares
         Class O - Special Series 2                           Class B Shares
         Class O - Special Series 3                           Class C Shares
Total Return Advantage Fund
         Class P                                              Class I Shares
         Class P - Special Series 1                           Class A Shares
         Class P - Special Series 2                           Class B Shares
         Class P - Special Series 3                           Class C Shares
Pennsylvania Tax Exempt Money Market Fund
         Class Q                                              Class I Shares
         Class Q - Special Series 1                           Class A Shares
Bond Fund
         Class R                                              Class I Shares
         Class R - Special Series 1                           Class A Shares
         Class R - Special Series 2                           Class B Shares
         Class R - Special Series 3                           Class C Shares

GNMA Fund
         Class S                                              Class I Shares
         Class S - Special Series 1                           Class A Shares
         Class S - Special Series 2                           Class B Shares
         Class S - Special Series 3                           Class C Shares
Pennsylvania Tax Exempt Bond Fund
         Class T                                              Class I Shares
         Class T - Special Series 1                           Class A Shares
         Class T - Special Series 2                           Class B Shares
         Class T - Special Series 3                           Class C Shares
International Equity Fund
         Class U                                              Class I Shares
         Class U - Special Series 1                           Class A Shares
         Class U - Special Series 2                           Class B Shares
         Class U - Special Series 3                           Class C Shares
Equity Index Fund
         Class V                                              Class I Shares
         Class V - Special Series 1                           Class A Shares
         Class V - Special Series 2                           Class B Shares
         Class V - Special Series 3                           Class C Shares
Core Equity Fund
         Class W                                              Class I Shares
         Class W - Special Series 1                           Class A Shares
         Class W - Special Series 2                           Class B Shares
         Class W - Special Series 3                           Class C Shares
Small Cap Growth Fund
         Class X                                              Class I Shares
         Class X - Special Series 1                           Class A Shares
         Class X - Special Series 2                           Class B Shares
         Class X - Special Series 3                           Class C Shares
Tax Managed Equity Fund
         Class Z                                              Class I Shares
         Class Z - Special Series 1                           Class A Shares
         Class Z - Special Series 2                           Class B Shares
         Class Z - Special Series 3                           Class C Shares
Balanced Allocation Fund
         Class AA                                             Class I Shares
         Class AA - Special Series 1                          Class A Shares
         Class AA - Special Series 2                          Class B Shares
         Class AA - Special Series 3                          Class C Shares
Ohio Municipal Money Market Fund
         Class BB                                             Class I Shares
         Class BB - Special Series 1                          Class A Shares
Treasury Plus Money Market Fund
         Class CC                                             Class I Shares

         Class CC - Special Series 1                          Class A Shares
U.S. Government Income Fund
         Class DD                                             Class I Shares
         Class DD - Special Series 1                          Class A Shares
         Class DD - Special Series 2                          Class B Shares
         Class DD - Special Series 3                          Class C Shares
Mid Cap Growth Fund
         Class GG                                             Class I Shares
         Class GG - Special Series 1                          Class A Shares
         Class GG - Special Series 2                          Class B Shares
         Class GG - Special Series 3                          Class C Shares
Michigan Municipal Bond Fund
         Class HH                                             Class I Shares
         Class HH - Special Series 1                          Class A Shares
         Class HH - Special Series 2                          Class B Shares
         Class HH - Special Series 3                          Class C Shares

Large Cap Ultra Fund
         Class II                                             Class I Shares
         Class II - Special Series 1                          Class A Shares
         Class II - Special Series 2                          Class B Shares
         Class II - Special Series 3                          Class C Shares

Strategic Income Bond Fund
         Class JJ                                             Class I Shares
         Class JJ - Special Series 1                          Class A Shares
         Class JJ - Special Series 2                          Class B Shares
         Class JJ - Special Series 3                          Class C Shares



                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.


                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, only Class B Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class B Shares, and only Class C Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares.


                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.



                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------


                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  Each Fund of the Trust will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify and continue to qualify as a regulated investment company. In order to qualify and continue to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectuses, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.


                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.


                  If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  A Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."


                  The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

                  In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


                  Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.


ADDITIONAL TAX INFORMATION CONCERNING THE TAX FREE BOND FUNDS, AND THE TAX FREE
-------------------------------------------------------------------------------
MONEY MARKET FUNDS.
-------------------

                  As described above and in the Prospectuses, the Michigan Municipal Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds are designed to provide investors with tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

                  The policy of the Funds is to pay each year as federal exempt-interest dividends substantially all the Funds' Municipal Securities interest income net of certain deductions. In order for the Funds to pay federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of their respective portfolios must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by the Funds cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Funds during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Funds with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Funds with respect to such year.

                  Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends would retain the exclusion under
Section 103(a) if the shareholder would be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the Funds. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A "related person" includes certain related natural persons, affiliated corporations, partners and partnerships, and S corporations and their shareholders.

ADDITIONAL TAX INFORMATION CONCERNING THE OHIO TAX EXEMPT BOND AND OHIO
-----------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUNDS
----------------------------

                  The Ohio Tax Exempt Bond and Ohio Municipal Money Market Funds are not subject to the Ohio personal income or school district or municipal income taxes in Ohio. The Funds are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Funds timely file the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived the annual filing requirement for every tax year since 1990, the first year to which such requirement applied.

                  Shareholders of the Funds otherwise subject to Ohio personal income tax or municipal or school district income taxes in Ohio imposed on individuals and estates will not be subject to such taxes on distributions with respect to shares of the Funds ("Distributions") to the extent that such Distributions are properly attributable to interest on or gain from the sale of Ohio Municipal Securities.

                  Shareholders otherwise subject to the Ohio corporation franchise tax will not be required to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise tax on the net income basis to the extent that such Distributions either (a) are properly attributable to interest on or gain from the sale of Ohio Municipal Securities, (b) represent "exempt-interest dividends" for federal income tax purposes, or (c) are described in both (a) and (b). Shares of the Fund will be included in a shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

                  Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States that is exempt from state income taxes under the laws of the United States (including obligations issued by the governments of Puerto Rico, the Virgin Islands or Guam and their authorities or municipalities) ("Territorial Obligations") are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio, and, provided, in the case of Territorial

Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.


                  It is assumed for purposes of this discussion of State and Local Taxes that each Fund will continue to qualify as a regulated investment company under the Code, and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Municipal Securities or similar obligations of other states or their subdivisions.

                                    * * * * *

                  The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Funds or their shareholders or of state tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Funds are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.



                              TRUSTEES AND OFFICERS
                              ---------------------


                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of the Trust, their ages, addresses, principal occupations during the past five years, and other affiliations are as follows:



                                                                                      PRINCIPAL OCCUPATION
                                                   POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                   THE TRUST                          AND OTHER AFFILIATIONS
----------------                                   ---------                          ----------------------


Robert D. Neary                                    Chairman of the Board and Trustee  Retired Co-Chairman of Ernst & Young,
32980 Creekside Drive                                                                 April 1984 to September 1993; Director,
Pepper Pike, OH  44124                                                                Cold Metal Products, Inc., since March
Age 67                                                                                1994; Director, Strategic Distribution,
                                                                                      Inc., since January 1999.  Trustee, The
                                                                                      Armada Advantage Fund, since 1998.


                                                                                      PRINCIPAL OCCUPATION
                                                   POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                   THE TRUST                          AND OTHER AFFILIATIONS
----------------                                   ---------                          ----------------------


Herbert R. Martens, Jr.*                           President and Trustee              Executive Vice President, National City
c/o NatCity Investments, Inc.                                                         Corporation (bank holding company),
1965 East Sixth Street                                                                since July 1997; Chairman, President and
Cleveland, OH  44114                                                                  Chief Executive Officer, NatCity
Age 48                                                                                Investments, Inc. (investment banking),
                                                                                      since July 1995; President and Chief
                                                                                      Executive Officer, Raffensberger, Hughes
                                                                                      & Co. (broker-dealer) from 1993 until
                                                                                      1995; President, Reserve Capital Group,
                                                                                      from 1990 until 1993.  President and Trustee,
                                                                                      The Armada Advantage Fund, since 1998

John F. Durkott                                    Trustee                            President and Chief Operating Officer,
8600 Allisonville Road                                                                Kittle's Home Furnishings Center, Inc., since
Indianapolis, IN  46250                                                               January 1982; partner, Kittle's Bloomington
Age 56                                                                                Properties LLC, since January 1981; partner,
                                                                                      KK&D LLC, since January 1989; partner, KK&D II
                                                                                      LLC, (affiliated real estate companies of
                                                                                      Kittle's Home Furnishings Center, Inc.) since
                                                                                      February 1998; Trustee, The Armada Advantage
                                                                                      Fund, since 1998

Robert J. Farling                                  Trustee                            Retired Chairman, President and Chief
1608 Balmoral Way                                                                     Executive Officer, Centerior Energy
Westlake, OH  44145                                                                   (electric utility), March 1992 to
Age 62                                                                                October 1997; Director, National City
                                                                                      Bank until October 1997; Director,
                                                                                      Republic Engineered Steels, October 1997
                                                                                      to September 1998.  Trustee, The Armada
                                                                                      Advantage Fund, since 1998


                                                                                      PRINCIPAL OCCUPATION
                                                   POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                   THE TRUST                          AND OTHER AFFILIATIONS
----------------                                   ---------                          ----------------------


Richard W. Furst                                   Trustee                            Garvice D. Kincaid Professor of Finance
2133 Rothbury Road                                                                    and Dean, Gatton College of Business and
Lexington, KY  40515                                                                  Economics, University of Kentucky, since
Age 62                                                                                1981; Director, The Seed Corporation
                                                                                      (restaurant group), since 1990;
                                                                                      Director; Foam Design, Inc.,
                                                                                      (manufacturer of industrial and
                                                                                      commercial foam products), since 1993;
                                                                                      Director, Office Suites Plus, Inc.
                                                                                      (office buildings) since 1998; Director,
                                                                                      ihigh.com, Inc., (Internet company)
                                                                                      since 1999; Trustee, The Armada
                                                                                      Advantage Fund, since 1998

Gerald L. Gherlein                                 Trustee                            Retired; formerly, the Executive
3679 Greenwood Drive                                                                  Vice-President and General Counsel,
Pepper Pike, OH  44124                                                                Eaton Corporation (global manufacturing),
Age 62                                                                                from 1991 to March, 2000; Trustee,
                                                                                      The Armada Advantage Fund, since 1998

J. William Pullen                                  Trustee                            President and Chief Executive Officer,
Whayne Supply Company                                                                 Whayne Supply Co. (engine and heavy
1400 Cecil Avenue                                                                     equipment distribution), since 1986;
P.O. Box 35900                                                                        Trustee, The Armada Advantage Fund, since 1998
Louisville, KY 40232-5900
Age 61


W. Bruce McConnel, III                             Secretary                          Partner, Drinker Biddle & Reath LLP,
One Logan Square                                                                      Philadelphia, Pennsylvania (law firm).
18th and Cherry Streets
Philadelphia, PA  19103-6996
Age 57


                                                                                      PRINCIPAL OCCUPATION
                                                   POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                   THE TRUST                          AND OTHER AFFILIATIONS
----------------                                   ---------                          ----------------------


John Leven                                         Treasurer                          Director of Funds Accounting of SEI
One Freedom Valley Drive                                                              Investments since March 1999; Division
Oaks, PA  19456                                                                       Controller, First Data Corp.,
Age 42                                                                                February 1998 to March 1999; Corporate
                                                                                      Controller, FPS Services (mutual funds
                                                                                      servicing company), February 1993 to
                                                                                      February 1998; Treasurer, FPS Broker
                                                                                      Services, Inc. from March 1993 to
                                                                                      December 1998.

Timothy D. Barto                                   Assistant Treasurer                Vice President and Assistant Secretary,
One Freedom Valley Drive                                                              SEI Investments Mutual Funds Services
Oaks, PA  19456                                                                       and SEI Investments Distribution Co.,
Page 32                                                                               since 1999; Associate, Dechert Price &
                                                                                      Rhoads (law firm), 1997 to 1999;
                                                                                      Associate, Richter, Miller & Finn, 1994
                                                                                      to 1997.

---------------

     *Mr. Martens is considered by the Trust to be an "interested person" of the Trust as defined in the 1940 Act.


                  As of the date of this Statement of Additional Information, the trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of each of the Funds of the Trust, and less than 1% of the outstanding shares of all of the Funds of the Trust in the aggregate.


                  Mr. Martens is an "interested person" because (1) he is an Executive Vice President of National City Corporation, the parent corporation to IMC, which receives fees as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of National City Corporation, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with National City Investment Management Company.



                  Mr. Leven and Mr. Barto are employed by SEI Investments Mutual Funds Services, which receives fees as Administrator to the Trust. Mr. Barto is also employed by SEI Investments Distribution Co., which receives fees as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which receives fees as counsel to the Trust.



                  With respect to the Trust and The Armada Advantage Fund ("Armada Advantage"), each trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity.


                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2000:



                                                      Pension or             Estimated
                                   Aggregate          Retirement Benefits    Approval           Total Compensation
Name of                            Compensation       Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                   from the Trust     the Trust's Expense    Retirement         Fund Complex*
----------------                   --------------     --------------------   ----------         -------------


Robert D. Neary,                     $29,634.18                $0                  $0                $35,000
Chairman and Trustee

Leigh Carter, Trustee                $25,400.73                $0                  $0                $30,000

John F. Durkott, Trustee             $25,400.73                $0                  $0                $30,000

Robert J. Farling, Trustee           $25,400.73                $0                  $0                $30,000

Richard W. Furst, Trustee            $25,400.73                $0                  $0                $30,000

Gerald L. Gherlein, Trustee          $25,400.73                $0                  $0                $30,000

Herbert R. Martens, Jr.,                     $0                $0                  $0                     $0
President and Trustee

J. William Pullen, Trustee           $25,400.73                $0                  $0                $30,000


---------------------


* The "Fund Complex" consists of the Trust and Armada Advantage (formerly known as The Parkstone Advantage Fund) and, until June 16, 2000, the Parkstone Group of Funds ("Parkstone"). Each of the Trustees serves as Trustee to both investment companies. The Trustees became trustees of Parkstone and Armada Advantage effective August 14, 1998.

                  The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.

CODE OF ETHICS
--------------


                  The Trust, IMC, the Sub-Adviser and the Distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the Funds. The codes of ethics are on file with, and available from, the SEC's Public Reference Room in Washington, D.C.


SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------


                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                -------------------------------------------------
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                     ---------------------------------------

ADVISORY AGREEMENTS
-------------------

     IMC serves as investment adviser to the: (a) International Equity, Small Cap Value, Small Cap Growth, Equity Index, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds under an Advisory Agreement dated April 9, 1998; (b) Money Market, Treasury Money Market, Government Money Market, Tax Exempt Money Market, Pennsylvania Municipal Bond, National Tax Exempt Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Equity Income, Ohio Tax Exempt Bond and Pennsylvania Municipal Money Market Funds under an Advisory Agreement dated November 19, 1997; (c) Core Equity, Limited Maturity Bond and Total Return Advantage Funds under an Advisory Agreement dated March 6, 1998;
(d) Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds under an Advisory Agreement dated June 9, 2000. The Strategic Income Bond Fund will enter into an Advisory Agreement with IMC effective at the time the Fund commences operations. Prior to such dates, National City Bank or an affiliate served as adviser to the Funds other than the Core Equity Fund.

     National Asset Management Corporation ("NAM") serves as investment sub-adviser to the Core Equity and Total Return Advantage Funds (the "Sub-Adviser") pursuant to a Sub-Advisory Agreement dated March 6, 1998. Prior to June 29, 1998, NAM served as adviser to the Core Equity, Total Return Advantage and Limited Maturity Bond (formerly, Enhanced Income) Funds. IMC is a wholly owned subsidiary of National City Corporation, a bank holding company with $85 billion in assets, and headquarters in Cleveland, Ohio and over 1,300 branch offices in six states. From time to time, the Adviser may voluntarily waive fees or reimburse the Trust for expenses.

     During the last three fiscal years, the Trust incurred advisory fees as set forth below:


                                                                             FOR THE FISCAL YEAR ENDED MAY 31:
                                                                        ------------------------------------------
FUND                                                                    2000               1999               1998
----                                                                    ----               ----               ----
Core Equity Fund.....................................................$ 1,178,813        $   947,557       $   608,222(1)
Equity Growth Fund...................................................$11,127,549        $ 8,840,432       $ 2,395,579
Equity Income Fund...................................................$ 3,920,942        $ 3,169,439       $ 1,237,195
Equity Index Fund....................................................$   719,779        $         0(2)               (*)
International Equity Fund............................................$ 3,743,257        $ 1,723,308       $   570,684(1)
Large Cap Ultra Fund(3)..............................................$ 3,313,382        $ 3,460,325       $ 2,681,620
Mid Cap Growth Fund(3)...............................................$ 3,834,987        $ 4,989,834       $ 6,103,574
Small Cap Growth Fund................................................$ 1,304,010        $   611,655       $   208,833(1)
Small Cap Value Fund.................................................$ 2,991,781        $ 2,360,071       $ 1,989,606
Tax Managed Equity Fund..............................................$ 2,069,464        $ 1,302,931       $         0(4)
Balanced Allocation Fund.............................................$   592,684        $  422,2782                  (*)
Bond Fund............................................................$ 3,833,002        $ 3,589,348       $   574,688


                                                                             FOR THE FISCAL YEAR ENDED MAY 31:
                                                                        ------------------------------------------
FUND                                                                    2000               1999               1998
----                                                                    ----               ----               ----
GNMA Fund............................................................$  587,315        $   491,789       $   395,769
Intermediate Bond Fund...............................................$1,231,299        $ 1,057,813       $   593,301
Limited Maturity Bond Fund...........................................$  304,231        $   172,808       $    65,970
Total Return Advantage Fund..........................................$1,154,130        $ 1,105,774       $   404,823
U.S. Government Income Fund(3).......................................$  950,408        $   991,623       $ 1,002,856
Michigan Municipal Bond Fund(3)......................................$1,074,133        $ 1,310,099       $ 1,267,497
National Tax Exempt Bond Fund........................................$  341,765        $    36,100       $         0(4)
Ohio Tax Exempt Bond Fund............................................$  640,475        $    71,985       $         0
Pennsylvania Municipal Bond Fund.....................................$  147,815        $    78,742       $   150,120
Government Money Market Fund.........................................$3,949,786        $ 3,699,448       $ 2,815,875
Money Market Fund....................................................$9,565,355        $ 8,013,996       $ 6,126,877
Ohio Municipal Money Market Fund.....................................$  237,022        $   103,978(5)               (*)
Pennsylvania Tax Exempt Money Market Fund............................$  200,000        $   203,004       $   142,220
Tax Exempt Money Market Fund.........................................$  890,875        $   924,937       $   742,324
Treasury Money Market Fund...........................................$1,072,558        $   980,380       $   766,895
Treasury Plus Money Market Fund(3)...................................$  864,032        $ 1,656,809       $ 1,905,446

------------------------

(*)  Not in operation during the period.
(1)  For the period August 1, 1997 (commencement of operations) to May 31, 1998.
(2)  For the period July 10, 1998 (commencement of operations) to May 31, 1999.
(3) Advisory fees shown in the tables above for the Large Cap Ultra, Mid Cap Growth, Michigan Municipal Bond, U.S. Government Income and Treasury Plus Money Market Funds were paid by to the corresponding Parkstone Continuing Funds.
(4)  For the period April 9, 1998 (commencement of operations) to May 31, 1998.
(5) For the period September 15, 1998 (commencement of operations) to May 31, 1999.


     During the last three fiscal years, advisory fees were waived as set forth below:


                                                                             FOR THE FISCAL YEAR ENDED MAY 31:
                                                                        ----------------------------------------
FUND                                                                    2000              1999              1998
----                                                                    ----              ----              ----
Core Equity Fund...................................................     $       0      $       0         $  64,683(1)
Equity Growth Fund.................................................     $       0      $       0         $       0
Equity Income Fund.................................................     $       0      $       0         $       0
Equity Index Fund..................................................     $ 619,477      $ 503,834(2)               (*)
International Equity Fund..........................................     $       0      $       0         $  50,784(1)
Large Cap Ultra Fund(3)............................................     $       0      $       0         $       0
Mid Cap Growth Fund(3).............................................     $       0      $       0         $       0
Small Cap Growth Fund..............................................     $       0      $       0         $  18,000(1)
Small Cap Value Fund...............................................     $       0      $       0         $       0
Tax Managed Equity Fund............................................     $       0      $ 308,130         $ 173,851(4)
Balanced Allocation Fund...........................................     $       0      $       0(2)               (*)
Bond Fund..........................................................     $       0      $       0         $       0
GNMA Fund..........................................................     $       0      $       0         $       0


                                                                             FOR THE FISCAL YEAR ENDED MAY 31:
                                                                        ----------------------------------------
FUND                                                                    2000              1999              1998
----                                                                    ----              ----              ----
Intermediate Bond Fund.............................................    $  461,741      $  396,680        $  222,488
Limited Maturity Bond Fund.........................................    $   86,921      $  173,823        $  264,973
Total Return Advantage Fund........................................    $  659,510      $  634,144        $1,133,101
U.S. Government Income Fund(3).....................................    $  191,061      $  639,043        $  646,269
Michigan Municipal Bond Fund(3)....................................    $  134,996      $  452,581        $  437,864
National Tax Exempt Bond Fund......................................    $  222,217      $  492,594        $   62,113(4)
Ohio Tax Exempt Bond Fund..........................................    $  426,963      $1,060,233        $  649,247
Pennsylvania Municipal Bond Fund...................................    $   91,469      $  137,798        $   56,245
Government Money Market Fund.......................................    $1,579,899      $1,479,779        $1,126,349
Money Market Fund..................................................    $3,827,616      $3,205,598        $2,451,233
Ohio Municipal Money Market Fund...................................    $  316,036      $  157,160(5)               (*)
Pennsylvania Tax Exempt Money Market Fund..........................    $  333,324      $  338,340        $  237,029
Tax Exempt Money Market Fund.......................................    $1,189,864      $1,233,250        $  989,768
Treasury Money Market Fund.........................................    $  214,514      $  196,076        $  153,379
Treasury Plus Money Market Fund(3).................................    $        0      $        0        $        0

-----------------------------
(*)  Not in operation during the period.
(1)  For the period August 1, 1997 (commencement of operations) to May 31, 1998.
(2)  For the period July 10, 1998 (commencement of operations) to May 31, 1998.
(3) Advisory fee waivers shown in the table above for the Large Cap Ultra, Mid Cap Growth, Michigan Municipal Bond, U.S. Government Income and Treasury Plus Money Market Funds applied to the corresponding Parkstone Continuing Funds.
(4)  For the period April 9, 1998 (commencement of operations) to May 31, 1998.
(5) For the period September 15, 1998 (commencement of operations) to May 31, 1999.


     Subject to the supervision of the Trust's Board of Trustees, IMC or NAM, as applicable, will provide a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund. IMC or NAM will determine from time to time what securities and other investments will be purchased, retained or sold by each Fund. IMC or NAM will provide the services under this Agreement in accordance with each Fund's investment objective, policies, and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees applicable to such Fund.


     Each Advisory and Sub-Advisory Agreement provides that the Adviser and sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory or Sub-Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-adviser in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder.


     Unless sooner terminated, the Advisory Agreements will continue in effect with respect to the Funds to which they relate until September 30, 1999 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of such Funds (as defined in the Funds' Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreements and Sub-Advisory Agreement may be terminated by the Trust or the Adviser or sub-advisers on 60 days written notice, and will terminate immediately in the event of its assignment.


ADMINISTRATION SERVICES
-----------------------

     The Trust has entered into a co-administration agreement with SEI Investments Mutual Fund Services ("SIMFS") and National City Bank ("NCB" and, together with SIMFS, the "Co-Administrators") effective as of August 1, 2000 (the "Co-Administration Agreement"), pursuant to which SIMFS and NCB have agreed to serve as Co-Administrators to the Trust. Prior to August 1, 2000, SIMFS served as sole administrator to the Trust pursuant to an advisory agreement dated as of May 1, 1998 (the "SIMFS Administration Agreement"). Also prior to August 1, 2000, NCB provided sub-administration services to the Trust pursuant to a sub-administration agreement between SIMFS and NCB dated as of May 1, 1998 (the "Sub-Administration Agreement"). SIMFS paid NCB fees for its services under the Sub-Administration Agreement. The Trust paid no fees directly to NCB for sub-administration services. Prior to May 1, 1998, PFPC, Inc. ("PFPC") served as administrator and accounting agent to each Fund other than the Tax Managed Equity and National Tax Exempt Bond Funds (for which SIMFS served as administrator) and the Parkstone Continuing Funds. Prior to January 1, 2000, BISYS Fund Services served as administrator to the Parkstone Continuing Funds. On January 1, 2000, SIMFS became administrator to the Parkstone Continuing Funds. BISYS continued to provide fund accounting services to the Parkstone Continuing Funds until April 3, 2000 when SIMFS assumed full responsibilities as administrator.

     The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

     SIMFS, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in SIMFS. SEI Investments and its affiliates, including SIMFS, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. NCB, which is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser, has its principal offices at 1900 East Ninth Street, Cleveland, Ohio, 04414.

     Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Funds:


                                                       AGGREGATE       PORTION ALLOCATED       PORTION ALLOCATED
          COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE          TO SIMFS                 TO NCB
          ---------------------------------           -----------          --------                 ------
          Up to $16 billion...........................   0.070%             0.050%                  0.020%
          From $16 to 20 billion......................   0.070%             0.040%                  0.030%
          Over $20 billion............................   0.065%             0.035%                  0.030%

     Under the SIMFS Administration Agreement, SIMFS was entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Funds:

                 COMBINED AVERAGE DAILY NET ASSETS                ANNUAL RATE
                 Up to $18 billion...........................       0.070%
                 Over $18 billion............................       0.060%

     During the fiscal years ended May 31, 2000 and 1999, and the period May 1, 1998 through May 31, 1998, the Trust paid to SIMFS administration fees as set forth below:


FUND                                           2000                     1999                    1998
----                                           ----                     ----                    ----
Core Equity Fund ..................          $  110,023             $   89,073             $    6,096(1)
Equity Growth Fund ................          $1,038,577             $  830,212             $   19,814
Equity Income Fund ................          $  365,957             $  295,814             $   10,576
Equity Index Fund .................          $  267,854             $  100,767(2)                    (*)
International Equity Fund .........          $  227,436             $  116,269             $    8,857(1)
Large Cap Ultra Fund(3) ...........          $  168,898(4)                 N/A                   N/A
Mid Cap Growth Fund(3) ............          $  170,367(4)                 N/A                   N/A
Small Cap Growth Fund .............          $   91,281             $   45,999             $    4,252(1)
Small Cap Value Fund ..............          $  209,426             $  180,236             $   16,100
Tax Managed Equity Fund ...........          $  193,152             $  150,366             $   15,886(5)
Balanced Allocation Fund ..........          $   55,317             $   41,193(2)                    (*)
Bond Fund .........................          $  487,839             $  457,444             $    6,901
GNMA Fund .........................          $   74,749             $   62,591             $    4,405
Intermediate Bond Fund ............          $  215,479             $  185,117             $    8,873
Limited Maturity Bond Fund ........          $   60,845             $   54,342             $    4,081
Total Return Advantage Fund .......          $  230,828             $  223,081             $   13,648
U.S. Government Income Fund(3).....          $   76,176(4)                 N/A                    N/A
Michigan Municipal Bond Fund(3)....          $   79,077(4)                 N/A                    N/A
National Tax Exempt Bond Fund......          $   71,780             $   67,288             $    8,247(5)
Ohio Tax Exempt Bond Fund .........          $  135,856             $  144,100             $    9,113


FUND                                                    2000             1999            1998
----                                                    ----             ----            ----
Pennsylvania Municipal Bond Fund...............     $   30,455      $   27,560        $    2,069
Government Money Market Fund...................     $1,105,946      $1,035,845        $   68,224
Money Market Fund..............................     $2,677,878      $2,261,919        $  138,647
Ohio Municipal Money Market Fund...............     $  110,613      $   74,228(6)               (*)
Pennsylvania Tax Exempt Money Market Fund......     $   93,331      $   94,553        $    5,562
Tax Exempt Money Market Fund...................     $  416,452      $  431,637        $   29,782
Treasury Money Market Fund.....................     $  300,318      $  274,506        $   18,670
Treasury Plus Money Market Fund(3).............     $  106,823(4)          N/A               N/A

-----------------------
(*)  Not in operation during the period.
(1) For the period August 1, 1997 (commencement of operations) through May 31, 1998.
(2) For the period July 10, 1998 (commencement of operations) through May 31, 1999.
(3) Administration fees shown for the Large Cap Ultra, Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds were paid by the corresponding Parkstone Continuing Funds.
(4)  For the period January 1, 2000 through May 31, 2000.
(5) For the period April 9, 1998 (commencement of operations) through May 31, 1998.
(6) For the period September 15, 1998 (commencement of operations) through May 31, 1999.


     For the fiscal years ended May 31, 2000, 1999 and 1998, SIMFS waived no administration fees.

     For the period June 1, 1997 through April 30, 1998, the Trust paid PFPC administration and accounting fees after fee waivers as set forth below:

FUND
----
Core Equity Fund......................................  $       0(1)
Equity Growth Fund....................................  $ 264,998
Equity Income Fund....................................  $ 148,763
Equity Index Fund.....................................           (*)
International Equity Fund.............................  $       0(1)
Small Cap Growth Fund.................................  $   7,970(1)
Small Cap Value Fund..................................  $ 227,796
Balanced Allocation Fund..............................           (*)
Bond Fund.............................................  $  94,631
GNMA Fund.............................................  $  65,665
Intermediate Bond Fund................................  $ 135,648
Limited Maturity Bond Fund............................  $  67,984
Total Return Advantage Fund...........................  $ 241,258
Ohio Tax Exempt Bond Fund.............................  $ 105,026
Pennsylvania Municipal Bond Fund......................  $  36,010
Government Money Market Fund..........................  $ 239,017
Money Market Fund.....................................  $ 523,266
Ohio Municipal Money Market Fund......................           (*)
Pennsylvania Tax Exempt Money Market Fund.............  $  36,010
Tax Exempt Money Market Fund..........................  $ 187,219
Treasury Money Market Fund............................  $  65,115

-----------------------------

(*)  Not in operation during the period.
(1) For the period August 1, 1997 (commencement of operations) through April 30, 1998.


     For the period June 1, 1997 through April 30, 1998, PFPC waived administration and accounting fees as set forth below:

FUND
----
Core Equity Fund ...........................       $80,647(1)
Equity Growth Fund .........................       $     0
Equity Income Fund .........................       $     0
Equity Index Fund ..........................              (*)
International Equity Fund ..................       $71,716(1)
Small Cap Growth Fund ......................       $17,789(1)
Small Cap Value Fund .......................       $     0
Balanced Allocation Fund ...................              (*)
Bond Fund ..................................       $     0
GNMA Fund ..................................       $     0
Intermediate Bond Fund .....................       $     0
Limited Maturity Bond Fund .................       $     0
Total Return Advantage Fund ................       $     0
Ohio Tax Exempt Bond Fund ..................       $     0
Pennsylvania Municipal Bond Fund ...........       $     0
Government Money Market Fund ...............       $     0
Money Market Fund ..........................       $     0
Ohio Municipal Money Market Fund ...........              (*)
Pennsylvania Tax Exempt Money Market Fund...       $     0
Tax Exempt Money Market Fund ...............       $     0
Treasury Money Market Fund .................       $     0

-----------------------------
(*)  Not in operation during the period.
(1) For the period August 1, 1997 (commencement of operations) through April 30, 1998.

     For the fiscal years ended May 31, 1998 and 1999, and the period June 1, 1999 through April 3, 2000, the Parkstone Continuing Funds paid BISYS administration fees as follows:


FUND                                                              2000              1999              1998
----                                                              ----              ----              ----
Large Cap Ultra Fund........................................    $ 643,324         $ 865,089       $   670,411
Mid Cap Growth Fund.........................................    $ 535,346         $ 997,974       $ 1,220,724
U.S. Government Income Fund.................................    $ 294,191         $ 440,724       $   445,707
Michigan Municipal Bond Fund................................    $ 311,111         $ 476,403       $   460,912
Treasury Plus Money Market Fund.............................    $ 355,292         $ 828,412       $   952,742

     For the fiscal years ended May 31, 1998 and 1999, and the period June 1, 1999 through April 3, 2000, BISYS waived administration fees for the Parkstone Continuing Funds as follows:


FUND                                                                    2000              1999              1998
----                                                                    ----              ----              ----
Large Cap Ultra Fund........................................            $       0         $       0      $       0
Mid Cap Growth Fund.........................................            $       0         $       0      $       0


FUND                                                                    2000              1999              1998
----                                                                    ----              ----              ----
U.S. Government Income Fund.................................            $ 191,061         $ 103,020      $ 111,428
Michigan Municipal Bond Fund................................            $  61,721         $ 230,331      $ 230,452
Treasury Plus Money Market Fund.............................            $ 108,862         $ 405,054      $ 476,362



DISTRIBUTION PLANS AND RELATED AGREEMENT
----------------------------------------


     The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust. Shares are sold on a continuous basis.

     Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Service and Distribution Plan for A and I Share Classes (the "A and I Shares Plan"), a B Shares Distribution and Servicing Plan ("B Shares Plan"), and a C Shares Distribution and Servicing Plan (the "C Shares Plan," and, collectively, the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of I Shares and A Shares, B Shares, or C Shares, respectively. As required by Rule 12b-1, the Trust's Plans and related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders.

     Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

     Any change in a Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreements. The Plans and related agreements may be terminated as to a particular Fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

     The A and I Shares Plan provides that each Fund will reimburse the Distributor for distribution expenses related to the distribution of Class A shares and Class I shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the A and I Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of a Fund's A and I shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing a Fund's prospectus for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A and I Shares Plan.

     The B Shares Plan provides that each B share class will compensate the Distributor for distribution of Class B shares in an amount not to exceed .75% per annum of the average daily net assets of such class. The C Shares Plan provides that a Fund may compensate the Distributor for distribution of Class C shares in an amount not to exceed .75% per annum of the average daily net assets of such shares. Payments to the Distributor under the B Shares Plan and C Shares Plan are to be used by the Distributor to cover expenses and activities primarily intended to result in the sale of a Fund's B shares and C shares, respectively. Such expenses and activities may include but are not limited to:
(a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing B shares and C shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to a Fund's B shares or C shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such B shares or C shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

     The Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to any Plan or interested persons of any such party and who have no direct or indirect financial interest in any Plan and (2) the vote of a majority of the entire Board of Trustees.

     During the fiscal year ended May 31, 2000, the Trust paid the Distributor the following approximate amounts under the A and I Shares Plan, B Shares Plan and C Shares Plan for its distribution services and shareholder service assistance:


                               FISCAL YEAR 2000 DISTRIBUTION FEES

          PORTFOLIO                  DISTRIBUTION         MARKETING/      TOTAL FEES
                                       SERVICES         CONSULTATION
Core Equity Fund                       $   15,005       $   35,013       $   50,018
Equity Growth Fund                     $  208,503       $  486,506       $  695,009
Equity Income Fund                     $   63,195       $  147,454       $  210,649
Equity Index Fund                      $      334       $      778       $    1,112
International Equity Fund              $   32,791       $   76,511       $  109,302
Large Cap Ultra Fund(*)                $   33,183       $   77,426       $  110,609
Mid Cap Growth Fund(*)                 $   63,405       $  147,944       $  211,349
Small Cap Growth Fund                  $   14,999       $   34,998       $   49,997
Small Cap Value Fund                   $   36,268       $   84,624       $  120,892
Tax Managed Equity Fund                $   32,135       $   74,980       $  107,115
Balanced Allocation Fund               $    9,661       $   22,543       $   32,204
Bond Fund                              $   82,881       $  193,389       $  276,270
GNMA Fund                              $   12,416       $   28,970       $   41,386
Intermediate Bond Fund                 $   36,460       $   85,074       $  121,534
Limited Maturity Bond Fund             $       61       $      142       $      203
Total Return Advantage Fund            $    1,049       $    2,446       $    3,495
U.S. Government Income Fund(*)         $   22,855       $   53,327       $   76,182
Michigan Municipal Bond Fund(*)        $   17,448       $   40,711       $   58,159
National Tax Exempt Bond Fund          $   12,417       $   28,974       $   41,391
Ohio Tax Exempt Bond Fund              $   23,364       $   54,517       $   77,881
Pennsylvania Municipal Bond Fund       $       21       $       48       $       69
Government Money Market Fund           $  181,060       $  422,473       $  603,553


          PORTFOLIO                  DISTRIBUTION         MARKETING/      TOTAL FEES
                                       SERVICES         CONSULTATION
Money Market Fund                      $  445,373       $1,039,202       $1,484,575
Ohio Municipal Money Market Fund       $   20,792       $   48,514       $   69,306
Pennsylvania Tax Exempt Money          $   22,633       $   52,809       $   75,442
Market Fund
Tax Exempt Money Market Fund           $   92,372       $  215,536       $  307,908
Treasury Money Market Fund             $   57,731       $  134,704       $  192,435
Treasury Plus Money Market Fund(*)     $    2,215       $    5,167       $    7,382

     (*)Distribution fees shown for the Large Cap Ultra, Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds were paid by the corresponding Parkstone Continuing Funds.


     Distribution services include broker/dealer and investor support, voice response development, wholesaling services, legal review and NASD filings and transfer agency management. Marketing/Consultation includes planning and development, market and industry research and analysis and marketing strategy and planning.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS
-------------------------------------------------

     NCB, with offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Trust's custodian with respect to the Funds. Under its Custodian Services Agreement, National City Bank has agreed to:

     (i)  maintain a separate account or accounts in the name of each Fund;
     (ii) hold and disburse portfolio securities on account of the Funds;
     (iii) collect and make disbursements of money on behalf of the Funds;
     (iv) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities;
     (v) respond to correspondence by security brokers and others relating to its duties;
     (vi) make periodic reports to the Board of Trustees concerning the Funds' operations.

     NCB is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Funds harmless from the acts and omissions of any bank or trust company serving as sub-custodian. Each Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services.

     State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421 Boston, Massachusetts 02266-8421 serves as the Trust's transfer agent and dividend disbursing agent with respect to the Funds. Under its Transfer Agency Agreement, it has agreed to:


     (i)  issue and redeem shares of the Fund;
     (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders;
     (iii) respond to correspondence by security brokers and others relating to its duties;
     (iv) maintain shareholder accounts;


     (v) make periodic reports to the Board of Trustees concerning the Fund's operations.

     The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the period (as well as the dividends paid during the current period and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with each Fund.



                           SHAREHOLDER SERVICES PLANS
                           --------------------------

     The Trust has implemented a Shareholder Services Plan with respect to each Fund's A Shares and has implemented the B Shares Plan pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of A Shares or B Shares in consideration for the payment of up to .25% (on an annualized basis) for the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Mid Cap Growth, U.S. Government Income, Large Cap Ultra and Strategic Income Bond Funds of the net asset value of such shares.

     Pursuant to the Shareholder Services Plan and B Shares Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of A Shares or B Shares in consideration for the payment of up to .15% (on an annualized basis) for the Ohio Municipal Money Market,

Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market, Government Money Market, Treasury Money Market and Treasury Plus Money Market Funds of the net asset value of such shares.

     Pursuant to the Shareholder Services Plan and B Shares Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of A Shares or B Shares in consideration for the payment of up to .10% (on an annualized basis), in the case of the Limited Maturity Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Michigan Municipal Bond Funds of the net asset value of such shares.

     Pursuant to the C Shares Plan, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of C Shares in consideration for the payment of up to .25% (on an annualized basis), of the net asset value of such shares. Services under the Shareholder Services Plan, B Shares Plan and C Shares Plan may include:


     (i) aggregating and processing purchase and redemption requests from customers;
     (ii) providing customers with a service that invests the assets of their accounts in Class A Shares, Class B Shares or Class C Shares;
     (iii) processing dividend payments from the Funds;
     (iv) providing information periodically to customers showing their position in Class A Shares, Class B Shares or Class C Shares;
     (v)  arranging for bank wires;
     (vi) responding to customer inquiries relating to the services performed with respect to Class A Shares, Class B Shares or Class C Shares beneficially owned by customers;


     (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;
     (viii) forwarding shareholder communications; and
     (ix) other similar services requested by the Trust.


     Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

     Pursuant to its Advisory Agreement with the Trust, IMC is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. The Adviser or Sub-Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.


     For the last three fiscal years, the Trust paid brokerage commissions as follows:


FUND                                              2000               1999              1998
----                                              ----               ----              ----
Core Equity Fund............................    $  116,186        $        0       $        0(1)
Equity Growth Fund..........................    $  877,246        $1,271,614       $1,398,444
Equity Income Fund..........................    $  541,396        $  249,890       $   86,349
Equity Index Fund...........................    $  172,962        $   93,484(2)              (*)
International Equity Fund...................    $1,361,482        $  726,464       $  290,141(1)
Large Cap Ultra Fund(3).....................    $  839,727        $  414,931       $  279,187
Mid Cap Growth Fund(3)......................    $1,061,836        $1,208,884       $  599,906
Small Cap Growth Fund.......................    $  677,189        $  503,450       $   51,366(1)
Small Cap Value Fund........................    $1,892,956        $1,102,442       $  780,933
Tax Managed Equity Fund.....................    $   24,414        $   26,801       $        0(4)
Balanced Allocation Fund....................    $  110,235        $   33,019(2)              (*)
Bond Fund...................................    $        0        $        0       $        0
GNMA Fund...................................    $        0        $        0       $        0
Intermediate Bond Fund......................    $        0        $        0       $        0
Limited Maturity Bond Fund..................    $        0        $        0       $        0
Total Return Advantage Fund.................    $        0        $        0       $        0
U.S. Government Income Fund(3)..............    $        0        $        0       $        0
Michigan Municipal Bond Fund(3).............    $        0        $        0       $        0
National Tax Exempt Bond Fund...............    $        0        $        0       $        0(4)
Ohio Tax Exempt Bond Fund...................    $        0        $        0       $        0
Pennsylvania Municipal Bond Fund............    $        0        $        0       $        0

------------------------------
(*)  Not in operation during the period.
(1) For the period August 9, 1997 (commencement of operations) through May 31, 1998.
(2) For the period July 10, 1998 (commencement of operations) through May 31, 1999.
(3) Brokerage commissions shown for the Large Cap Ultra, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds were paid by the corresponding Parkstone Continuing Funds.
(4) For the period April 9, 1998 (commencement of operations) through May 31, 1998.

     While the Adviser (including the Sub-Adviser) generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreements, pursuant to
Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

     Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

     The Trust is required to identify any securities of its "regular brokers or dealers" that it has acquired during its most recent fiscal year. At May 31, 2000, (a) the Equity Index Fund had acquired securities of: Bear Stearns, J.P. Morgan, Lehman Brothers, Merrill Lynch, Morgan Stanley, Dean Witter Discover and Paine Webber; (b) the Mid Cap Growth Fund had entered into repurchase transactions with: Prudential Bache Securities; (c) the Small Cap Growth Fund had entered into repurchase transactions with: Prudential Bache Securities; (d) the Small Cap Value Fund had entered into repurchase transactions with:
Prudential Bache Securities; (e) the Balanced Allocation Fund had entered into repurchase transactions with: Prudential Bache Securities; and had acquired securities of: Credit Suisse First Boston and Prudential Bache Securities; (f) the Bond Fund had acquired securities of: Credit Suisse First Boston and Prudential Bache Securities; (g) the GNMA Fund had acquired securities of:
Credit Suisse First Boston; (h) the Intermediate Bond Fund had acquired securities of: Credit Suisse First Boston, Merrill Lynch and Prudential Bache Securities; (i) the Limited Maturity Bond Fund had acquired securities of:
Merrill Lynch; (j) the Total Return Advantage Fund had acquired securities of:
Bear Stearns, Morgan Stanley, Dean Witter Discover and Merrill Lynch; (k) the Money Market Fund had entered into repurchase transactions with: Credit Suisse First Boston, Prudential Bache Securities and Salomon Smith Barney; and had acquired the securities of: Merrill Lynch; (l) the Government Money Market Fund had entered into repurchase transactions with: Credit Suisse First Boston, Prudential Bache Securities and Salomon Smith Barney; and (m) the Treasury Plus Money Market Fund had entered into repurchase transactions with Goldman Sachs, J.P.Morgan, Merrill Lynch, Morgan Stanley and Prudential Bache Securities.

     The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of its respective commercial departments of all of the Adviser's affiliates. In making investment recommendations for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trusts' accounts are customers of the commercial departments of all of the Adviser's affiliates.

     Investment decisions for a Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the

Adviser. Such other Funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.


     During the last fiscal year, the following Funds engaged in directed brokerage transactions in the following amounts and for the following commissions: the Equity Growth Fund, $159,039,207 in transactions and $207,427 in commissions; the Small Cap Value Fund, $49,370,926 in transactions and $144,081 in commissions; the Equity Income Fund, $242,237,943 in transactions and $145,649 in commissions; the Small Cap Growth Fund, $21,711,113 in transactions and $25,843 in commissions; the Core Equity Fund, $43,188,494 in transactions and $52,770 in commissions; the Tax Managed Equity Fund, $1,831,251 in transactions and $1,960 in commissions; the Equity Index Fund, $31,242,436 in transactions and $5,576 in commissions; the Balanced Allocation Fund, $4,946,375 in transactions and $349 in commissions; the International Equity Fund, $656,980 in transactions and $814 in commissions; the Large Cap Ultra Fund, $28,654,031 in transactions and $169,684 in commissions; the Mid Cap Growth Fund, $19,805,534 in transactions and $120,993 in commissions.


                                    AUDITORS
                                    --------


     Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust. The financial highlights for the Funds included in the Prospectuses and the financial statements for the Funds contained in the Armada Funds 2000 Annual Report (the "Annual Report") and incorporated by reference into this Statement of Additional Information have been audited by Ernst & Young LLP, except as described below.

     The financial highlights for the Armada GNMA Fund, Armada Pennsylvania Municipal Bond Fund, and Armada Pennsylvania Tax Exempt Money Market Fund from April 30, 1995 through May 31, 1996 included in the Prospectuses were audited by such Funds' former independent accountants.

     The financial highlights for the Armada Bond Fund included in the Prospectuses represent the financial highlights of the Parkstone Bond Fund, whose financial statements and performance history were adopted by the Armada Bond Fund described on page 1 of this Statement of Additional Information. The financial highlights for the Parkstone Bond Fund for the periods prior to the fiscal year ended May 31, 2000 were audited by PricewaterhouseCoopers LLP, former independent accountants to the Parkstone Group of Funds.

     The financial highlights and financial statements for the fiscal years ended prior to May 31, 2000, included in the Prospectuses and the Annual Report for the Armada Bond Fund, Armada Mid Cap Growth Fund, Armada Large Cap Ultra Fund, Armada U.S. Government Income Fund, Armada Michigan Municipal Bond Fund and Armada Treasury Plus Money Market Fund, which are incorporated by reference into this Statement of Additional Information, are of each Fund's corresponding Parkstone Continuing Fund, and were audited by PricewaterhouseCoopers LLP, Parkstone's former independent accountants.


                                     COUNSEL
                                     -------


     Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby. Squire, Sanders & Dempsey, L.L.P. with offices at 4900 Key Center, 127 Public Square, Cleveland, Ohio 44114-1304 acts as special Ohio tax counsel for the Trust and has reviewed the section of this Statement of Additional Information entitled "Additional Tax Information concerning the Ohio Tax Exempt Bond and Ohio Municipal Money Market Funds." Dickinson Wright PLLC, with offices at 38525 Woodward Ave., Suite 2000, Bloomfield Hills, Michigan 48304-2970, acts as special Michigan counsel for the Trust and has reviewed the sections of the Statement of Additional Information involving matters related to the Michigan Municipal Bond Fund.



                             PERFORMANCE INFORMATION
                             -----------------------


YIELD FOR THE FIXED INCOME FUNDS AND TAX FREE FUNDS
---------------------------------------------------

          Each Fund's "yield" is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                       Yield = 2 [([(a-b)/cd] + 1) to the 6th power) - 1]


          Where:    a = dividends and interest earned during the period.

                    b = expenses accrued for the period (net of
                        reimbursements).

                    c = the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.

                    d = maximum offering price per share on the last day of
                        the period.


     The Fixed Income Funds and Tax Free Funds calculate interest earned on debt obligations held in their portfolios by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.


     Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.


     Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "Sales Charges - Front-End Sales Charges -

Class A Shares" and "Sales Charges - Contingent Deferred Sales Charges - Class B Shares and Class C Shares" in the Prospectuses.

     The "tax-equivalent yield" is computed by dividing the portion of a Fund's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

     For the 30-day period ended May 31, 2000, the yields and, as applicable, the tax-equivalent yields of the Class I Shares of each of the Fixed Income Funds (except the Strategic Income Bond Fund) and the Tax Free Funds were:

                                                             TAX-EQUIVALENT
FUND                                            YIELD             YIELD
----                                            -----             -----

Bond....................................        7.06%              (*)
GNMA....................................        5.97%              (*)
Intermediate Bond.......................        7.16%              (*)
Limited Maturity Bond...................        7.27%              (*)
Total Return Advantage..................        6.90%              (*)
U.S. Government Income..................        6.31%              (*)
Michigan Municipal Bond.................        4.50%             7.98%
National Tax Exempt Bond................        4.55%             7.53%
Ohio Tax Exempt Bond....................        4.50%             8.40%
Pennsylvania Municipal Bond.............        3.87%             6.72%

----------------------
(*)  Not applicable

     For the 30-day period ended May 31, 2000, the yields and, as applicable, the tax-equivalent yields of the Class A Shares of each of the Fixed Income Funds (other than the Strategic Income Bond Fund) and the Tax Free Funds were:

                                                             TAX-EQUIVALENT
FUND                                            YIELD             YIELD
----                                            -----             -----

Bond....................................        6.48%              (*)
GNMA....................................        5.44%              (*)
Intermediate Bond.......................        6.56%              (*)
Limited Maturity Bond...................        6.96%              (*)
Total Return Advantage..................        6.33%              (*)
U.S. Government Income..................        5.73%              (*)
Michigan Municipal Bond.................        4.04%             7.14%
National Tax Exempt Bond................        4.23%             7.00%
Ohio Tax Exempt Bond....................        4.27%             7.97%
Pennsylvania Municipal Bond.............        3.67%             6.37%


----------------------
(*)  Not applicable

     For the 30-day period ended May 31, 2000, the yields and, as applicable, the tax-equivalent yields of the Class B Shares of each of the Fixed Income Funds (other than the Strategic Income Bond Fund) and the Tax Free Funds were:

                                                             TAX-EQUIVALENT
FUND                                            YIELD             YIELD
----                                            -----             -----

Bond....................................        6.11%              (*)
GNMA....................................        5.01%              (*)
Intermediate Bond.......................        6.19%              (*)
Limited Maturity Bond...................        6.28%              (*)
Total Return Advantage..................        5.91%              (*)
U.S. Government Income..................        5.29%              (*)
Michigan Municipal Bond.................        3.50%             6.20%
National Tax Exempt Bond................        3.73%             6.18%
Ohio Tax Exempt Bond....................        (**)              (**)
Pennsylvania Municipal Bond.............        (**)              (**)

----------------------
(*)   Not applicable
(**)  Class B Shares not offered as of May 31, 2000.

     For the 30-day period ended May 31, 2000, the yields and, as applicable, the tax-equivalent yields of the Class C Shares of each of the Fixed Income Funds (other than the Strategic Income Bond Fund) and the Tax Free Funds were:

                                                             TAX-EQUIVALENT
FUND                                            YIELD             YIELD
----                                            -----             -----

Bond....................................        6.11%              (*)
GNMA....................................        5.01%              (*)
Intermediate Bond.......................        (**)               (*)
Limited Maturity Bond...................        6.28%              (*)
Total Return Advantage..................        (**)               (*)
U.S. Government Income..................        (**)               (*)
Michigan Municipal Bond.................        (**)              (**)
National Tax Exempt Bond................        (**)              (**)
Ohio Tax Exempt Bond....................        (**)              (**)
Pennslyvania Municipal Bond.............        (**)              (**)

----------------------
(*)   Not applicable
(**)  Class C Shares not offered as of May 31, 2000.


     The tax equivalent yields provided in the tables above assumed a 39.6% federal tax rate for each Fund; and a 6.799% Ohio tax rate for the Ohio Tax Exempt Bond Fund; a 2.8% Pennsylvania tax rate for the Pennsylvania Tax Exempt Bond Fund; and a 4.4% Michigan tax rate for the Michigan Municipal Bond Fund.

YIELDS FOR THE MONEY MARKET FUNDS
---------------------------------

     Yields for the Money Market Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Money Market Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Money Market Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Money Market Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Money Market Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Money Market Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     The Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Fund may calculate a "tax equivalent yield." The tax equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6%.

     For the seven-day period ended May 31, 2000, the yields and effective yields for Class A Shares of the Money Market Funds, and the tax-equivalent yield for Class A Shares of the Tax-Exempt Money Market, Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds were:


                                                                                TAX-EQUIVALENT
FUND                                             YIELD       EFFECTIVE YIELD        YIELD
----                                             -----       ---------------        -----
Government Money Market....................      5.80%             5.97%             (*)
Money Market...............................      5.96%             6.14%             (*)
Ohio Municipal Money Market................      3.69%             3.76%            6.57%
Pennsylvania Tax Exempt Money Market.......      3.75%             3.82%            6.39%
Tax-Exempt Money Market....................      3.70%             3.77%            6.13%
Treasury Money Market......................      5.10%             5.23%             (*)
Treasury Plus Money Market.................      5.64%             5.80%             (*)

----------------------
(*)  Not applicable

     For the seven-day period ended May 31, 2000, the yield and effective yield for Class I Shares of the Money Market Funds, and the tax-equivalent yields for Class I Shares of the Tax Exempt Money Market, Ohio Municipal Money Market and Pennsylvania Tax-Exempt Money Market Funds were:


                                                                                   TAX-EQUIVALENT
FUND                                                YIELD        EFFECTIVE YIELD        YIELD
----                                                -----        ---------------        -----
Government Money Market.....................        5.95%             6.13%              (*)
Money Market................................        6.11%             6.30%              (*)
Ohio Municipal Money Market.................        3.84%             3.91%             6.84%
Pennsylvania Tax Exempt Money Market........        3.90%             3.98%             6.65%
Tax Exempt Money Market.....................        3.85%             3.92%             6.38%
Treasury Money Market.......................        5.25%             5.39%              (*)
Treasury Plus Money Market..................        5.74%             5.90%              (*)

----------------------
*  Not applicable

     For the seven-day period ended May 31, 2000, the yield and effective yield for Class B Shares of the Money Market Fund were 5.15% and 5.29%, respectively.


     The tax equivalent yields provided in the tables above assumed a 39.6% federal tax rate for each Fund; and a 6.799% Ohio tax rate for the Ohio Municipal Money Market Fund; and a 2.8% Pennsylvania tax rate for the Pennsylvania Tax Exempt Money Market Fund.

TOTAL RETURN
------------

     Each Fund (other than the Money Market Funds) computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                             T = [(ERV to the power 1/n / P) - 1]


         Where:     T    =  average annual total return

                    ERV  = ending redeemable value at the end of the period
                           covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                    P    = hypothetical initial payment of $1,000

                    n    = period covered by the computation, expressed in
                           terms of years

     Each Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:


                                 T = (ERV/P) - 1

     The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

     The following table shows the average annual total returns since inception for the Funds (other than the Money Market Funds) as of May 31, 2000, both with and without deduction of any applicable sales charges:

                                                                            AVERAGE ANNUAL TOTAL
                                            AVERAGE ANNUAL TOTAL RETURN     RETURN FROM INCEPTION
                                               FROM INCEPTION THROUGH     THROUGH 5/31/00 (WITHOUT
                                             5/31/00 (WITH DEDUCTION OF         DEDUCTION FOR
                                               MAXIMUM SALES CHARGE)          ANY SALES CHARGE)         INCEPTION DATE
                                            ---------------------------   ------------------------      --------------
Armada Core Equity Fund
    Class A                                            15.81%                      18.14%                  08/01/97
    Class B                                            18.41%                      19.71%                  01/06/98
    Class C(1)                                         -0.45%                       0.55%                  01/20/00
    Class I                                             N/A                        18.43%                  08/01/97

                                                                            AVERAGE ANNUAL TOTAL
                                            AVERAGE ANNUAL TOTAL RETURN     RETURN FROM INCEPTION
                                               FROM INCEPTION THROUGH     THROUGH 5/31/00 (WITHOUT
                                             5/31/00 (WITH DEDUCTION OF         DEDUCTION FOR
                                               MAXIMUM SALES CHARGE)          ANY SALES CHARGE)         INCEPTION DATE
                                            ---------------------------   ------------------------      --------------
Armada Equity Growth Fund
    Class A                                            15.33%                      16.04%                  04/15/91
    Class B                                            18.27%                      19.58%                  01/06/98
    Class C(1)                                          0.21%                       1.21%                  01/27/00
    Class I                                             N/A                        16.55%                  12/20/89

Armada Equity Income Fund
    Class A                                            12.35%                      13.46%                  08/22/94
    Class B                                            2.04%                        3.63%                  01/06/98
    Class C(1)                                         3.65%                        4.65%                  01/27/00
    Class I                                             N/A                        13.89%                  07/01/94

Armada Equity Index
    Class A                                            18.52%                      21.31%                  10/15/98
    Class B(1)                                         -3.54%                       1.46%                  01/04/00
    Class C(1)                                         -4.14%                      -3.17%                  01/17/00
    Class I                                             N/A                        12.74%                  07/10/98

Armada International Equity Fund
    Class A                                            13.44%                      15.72%                  08/01/97
    Class B                                            20.49%                      21.77%                  01/06/98
    Class C(1)                                         -4.48%                      -3.51%                  01/05/00
    Class I                                             N/A                        16.07%                  08/01/97

Armada Large Cap Ultra Fund(2)
    Class A                                            25.05%                      26.70%                  02/01/96
    Class B                                            25.59%                      25.80%                  02/01/96
    Class C                                              (*)                         (*)                        (*)
    Class I                                             N/A                        27.36%                  12/28/95

Armada Mid Cap Growth Fund(2)
    Class A                                            16.45%                      17.02%                  10/31/88
    Class B                                            17.36%                      17.36%                  02/04/94
    Class C                                              (*)                         (*)                        (*)
    Class I                                             N/A                        17.11%                  10/31/88

Armada Small Cap Growth Fund
    Class A                                            13.15%                      15.42%                  08/01/97
    Class B                                            13.13%                      14.52%                  01/06/98
    Class C                                           -10.96%                     -10.06%                  01/20/00
    Class I                                             N/A                        15.72%                  08/01/97

                                                                            AVERAGE ANNUAL TOTAL
                                            AVERAGE ANNUAL TOTAL RETURN     RETURN FROM INCEPTION
                                               FROM INCEPTION THROUGH     THROUGH 5/31/00 (WITHOUT
                                             5/31/00 (WITH DEDUCTION OF         DEDUCTION FOR
                                               MAXIMUM SALES CHARGE)          ANY SALES CHARGE)         INCEPTION DATE
                                            ---------------------------   ------------------------      --------------
Armada Small Cap Value Fund
    Class A                                            13.12%                      14.22%                  08/15/94
    Class B                                             1.36%                       2.90%                  01/06/98
    Class C(1)                                         10.86%                      11.86%                  01/27/00
    Class I                                             N/A                        14.99%                  07/26/94

Armada Tax Managed Equity Fund(3)
    Class A                                            17.27%                      17.68%                  05/11/98
    Class B                                             N/A                        17.57%                  05/04/98
    Class C(1)                                          N/A                         N/A                    01/10/00
    Class I                                             N/A                        17.67%                  04/09/98

Armada Balanced Allocation Fund
    Class A                                             9.40%                      12.36%                  07/31/98
    Class B                                            10.49%                      13.51%                  11/11/98
    Class C(1)                                         -2.50%                      -1.52%                  04/20/00
    Class I                                             N/A                        10.60%                  07/10/98

Armada Bond Fund
    Class A                                            6.38%                        6.83%                  10/31/88
    Class B                                            3.91%                        3.91%                  02/04/94
    Class C                                              (*)                         (*)                        (*)
    Class I                                             N/A                         7.02%                  10/31/88

Armada GNMA Fund
    Class A                                             4.53%                       5.91%                  09/11/96
    Class B(1)                                         -0.93%                       4.07%                  08/11/99
    Class C(1)                                          1.16%                       2.16%                  01/27/00
    Class I                                             N/A                         6.69%                  08/10/94

Armada Intermediate Bond Fund
    Class A                                            5.42%                        5.99%                  04/15/91
    Class B                                            0.44%                        1.96%                  01/06/98
    Class C(1)                                        -0.78%                        0.22%                  05/30/00
    Class I                                             N/A                         6.67%                  12/20/89

Armada Limited Maturity Bond Fund
    Class A                                            4.90%                        5.42%                  09/09/94
    Class B(1)                                        -2.69%                        2.22%                  08/11/99
    Class C                                           -0.42%                        0.56%                  01/27/00
    Class I                                             N/A                         5.44%                  07/07/94

                                                                            AVERAGE ANNUAL TOTAL
                                            AVERAGE ANNUAL TOTAL RETURN     RETURN FROM INCEPTION
                                               FROM INCEPTION THROUGH     THROUGH 5/31/00 (WITHOUT
                                             5/31/00 (WITH DEDUCTION OF         DEDUCTION FOR
                                               MAXIMUM SALES CHARGE)          ANY SALES CHARGE)         INCEPTION DATE
                                            ---------------------------   ------------------------      --------------
Armada Total Return Advantage Fund
    Class A                                            5.30%                        6.21%                  09/06/94
    Class B(1)                                        -2.71%                        2.17%                  09/29/99
    Class C                                             (*)                          (*)                        (*)
    Class I                                             N/A                         6.63%                  07/07/94

Armada U.S. Government Income Fund(2)
    Class A                                            4.81%                        5.49%                  11/12/92
    Class B                                            4.46%                        4.46%                  02/04/94
    Class C                                             (*)                          (*)                        (*)
    Class I                                             N/A                         5.70%                  11/12/92


Armada Michigan Municipal Bond Fund(2)
    Class A                                            4.79%                        5.30%                  07/02/90
    Class B                                            2.81%                        2.81%                  02/04/94
    Class C                                              (*)                         (*)                        (*)
    Class I                                             N/A                         5.48%                  07/02/90


Armada National Tax Exempt Bond Fund(4)
    Class A                                            6.20%                        6.59%                  06/22/98
    Class B                                             N/A                         6.50%                  01/28/99
    Class C(1)                                          N/A                         6.46%                  02/24/00
    Class I                                             N/A                         6.57%                  04/09/98

Armada Ohio Tax Exempt Bond Fund
    Class A                                            4.83%                        5.18%                  04/15/91
    Class B                                              (*)                         (*)                        (*)
    Class C                                              (*)                         (*)                        (*)
    Class I                                             N/A                         5.22%                  01/05/90

Armada Pennsylvania Municipal Bond Fund
    Class A                                            3.28%                        4.12%                  09/11/96
    Class B                                             (*)                          (*)                       N/A
    Class C(1)                                        -1.05%                       -0.06%                  02/24/00
    Class I                                             N/A                         4.40%                  08/10/94

N/A  Not applicable.
(*)  Share class not offered as of May 31, 2000.
(1) Share class had been in operation for less than one year as of May 31, 2000. Performance quoted is cumulative since inception.
(2) Total returns shown for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income and Michigan Municipal Bond Funds are those of the corresponding Parkstone Continuing Funds.
(3) Includes the history of a predecessor common trust fund which commenced operations June 30, 1984.
(4) Includes the history of a predecessor common trust fund which commenced operations on July 31, 1984.

     The following table shows the one year, five year and ten year returns for the Funds (other than the Money Market Funds) for the respective periods ended May 31, 2000:


                                                ONE YEAR         FIVE YEARS         TEN YEARS         INCEPTION DATE
Armada Core Equity Fund
    Class A                                      11.98%              (*)                (*)              08/01/97
    Class B                                      11.31%              (*)                (*)              01/06/98
    Class C                                        (*)               (*)                (*)              01/20/00
    Class I                                      12.31%              (*)                (*)              08/01/97

Armada Equity Growth Fund
    Class A                                      18.22%            23.92%               (*)              04/15/91
    Class B                                      17.68%              (*)                (*)              01/06/98
    Class C                                        (*)               (*)                (*)              01/27/00
    Class I                                      18.49%            24.22%             16.41%             12/20/89

Armada Equity Income Fund
    Class A                                      -8.30%            13.51%               (*)              08/22/94
    Class B                                      -8.77%              (*)                (*)              01/06/98
    Class C                                        (*)               (*)                (*)              01/27/00
    Class I                                      -7.95%            13.81%               (*)              07/01/94

 Armada Equity Index
    Class A                                      9.70%               (*)                (*)              10/15/98
    Class B                                        (*)               (*)                (*)              01/04/00
    Class C                                        (*)               (*)                (*)              01/17/00
    Class I                                      9.92%               (*)                (*)              07/10/98

Armada International Equity Fund
    Class A                                      38.50%              (*)                (*)              08/01/97
    Class B                                      37.61%              (*)                (*)              01/06/98
    Class C                                        (*)               (*)                (*)              01/05/00
    Class I                                      38.90%              (*)                (*)              08/01/97


                                                ONE YEAR         FIVE YEARS         TEN YEARS         INCEPTION DATE
Armada Large Cap Ultra Fund(1)
    Class A                                      26.66%              (*)                (*)              02/01/96
    Class B                                      25.81%              (*)                (*)              02/01/96
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      27.25%              (*)                (*)              12/28/95

Armada Mid Cap Growth Fund(1)
    Class A                                      51.48%            23.02%             16.26%
    Class B                                      50.40%            22.13%               (*)              10/31/88
    Class C                                       N/A                N/A               N/A               02/04/94
    Class I                                      51.90%            23.16%             16.36%                N/A
                                                                                                         10/31/88
Armada Small Cap Growth Fund
    Class A                                      46.49%              (*)                (*)              08/01/97
    Class B                                      45.65%              (*)                (*)              01/06/98
    Class C                                        (*)               (*)                (*)              01/20/00
    Class I                                      47.04%              (*)                (*)              08/01/97

Armada Small Cap Value Fund
    Class A                                      12.59%            14.16%               (*)              08/15/94
    Class B                                      11.87%              (*)                (*)              01/06/98
    Class C                                        (*)               (*)                (*)              01/27/00
    Class I                                      12.87%            14.58%               (*)              07/26/94

Armada Tax Managed Equity Fund(2)
    Class A                                      18.01%              (*)                (*)              05/11/98
    Class B                                      16.95%              (*)                (*)              05/04/98
    Class C                                        (*)               (*)                (*)              01/10/00
    Class I                                      18.06%              (*)                (*)              04/09/98

Armada Balanced Allocation Fund
    Class A                                      15.48%              (*)                (*)              07/31/98
    Class B                                      14.79%              (*)                (*)              11/11/98
    Class C                                        (*)               (*)                (*)              04/20/00
    Class I                                      15.72%              (*)                (*)              07/10/98

Armada Bond Fund
    Class A                                      0.05%              4.80%              6.74%             10/31/88
    Class B                                      -0.58%             4.03%               (*)              02/04/94
    Class C                                       N/A                N/A                N/A                 N/A
    Class I                                       0.35%             5.06%              6.96%             10/31/88

Armada GNMA Fund
    Class A                                       2.33%              (*)                (*)              09/11/96
    Class B                                        (*)               (*)                (*)              08/11/99
    Class C                                        (*)               (*)                (*)              01/27/00
    Class I                                       2.48%             5.85%               (*)              08/10/94


                                                ONE YEAR         FIVE YEARS         TEN YEARS         INCEPTION DATE
Armada Intermediate Bond Fund
    Class A                                      1.25%              4.44%              (*)               04/15/91
    Class B                                      0.64%               (*)               (*)               01/06/98
    Class C                                       (*)                (*)               (*)               05/30/00
    Class I                                      1.50%              4.77%             6.88%              12/20/89

Armada Limited Maturity Bond Fund
    Class A                                      3.47%              5.22%              (*)               09/09/94
    Class B                                       (*)                (*)               (*)               08/11/99
    Class C                                       (*)                (*)               (*)               01/27/00
    Class I                                      3.22%              5.27%              (*)               07/07/94

Armada Total Return Advantage Fund
    Class A                                      1.41%              5.30%              (*)               09/06/94
    Class B                                       (*)                (*)               (*)               09/29/99
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      1.78%              5.63%              (*)               07/07/94

Armada U.S. Government Income Fund(1)
    Class A                                      1.96%              5.47%              (*)               11/12/92
    Class B                                      1.10%              4.68%              (*)               02/04/94
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      2.26%              5.72%              (*)               11/12/92


Armada Michigan Municipal Bond Fund(1)
    Class A                                      -0.68%             3.71%              (*)               07/02/90
    Class B                                      -1.41%             2.94%              (*)               02/04/94
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      -0.42%             3.96%              (*)               07/02/90

Armada National Tax Exempt Bond
  Fund(3)
    Class A                                      -0.02%              (*)               (*)               06/22/98
    Class B                                      -1.05%              (*)               (*)               01/28/99
    Class C                                        (*)               (*)               (*)               02/24/00
    Class I                                      -0.24%              (*)               (*)               04/09/98


                                                ONE YEAR         FIVE YEARS         TEN YEARS         INCEPTION DATE
Armada Ohio Tax Exempt Bond Fund
    Class A                                      -0.51%             4.27%              (*)               04/15/91
    Class B                                       N/A                N/A               N/A                  N/A
    Class C                                       N/A                N/A               N/A                  N/A
    Class I                                      -0.40%             4.30%             5.37%              01/05/90

Armada Pennsylvania Municipal Bond Fund
    Class A                                      -0.05%              (*)               (*)               09/11/96
    Class B                                       N/A                N/A               N/A                  N/A
    Class C                                       (*)                (*)               (*)               02/24/00
    Class I                                      -0.06%             4.08%              (*)               08/10/94



N/A  Share class not offered as of May 31, 2000.
(*)  Not in operation during the entire period.
(1) Total returns shown for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income and Michigan Municipal Bond Funds are those of the corresponding Parkstone Continuing Funds. Not in operation during the entire period.
(2) Does not include the history of a predecessor common trust fund which commenced operations on June 30, 1984.
(3) Does not include the history of a predecessor common trust fund which commenced operations July 31, 1984.

PERFORMANCE REPORTING

          From time to time, in advertisements or in reports to shareholders, the performance of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives, to stock or other relevant indices, to other investments or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Balanced Allocation Fund and the Equity Funds may also be compared to data prepared by the S&P 500 Index, an unmanaged index of groups of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. In addition, the performance of the International Equity Fund may be compared to the Morgan Stanley Capital International Index or the FT World Actuaries Index.


     Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or publications of a local or regional nature may also be used in comparing the performance of the Funds. The Money Market Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

     Performance data will be calculated separately for each class of shares of the Funds.

     The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

     The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS
                                  -------------

     The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

     As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining the Fund's net asset value, assets belonging to a Fund are charged with the liabilities in respect of that Fund.

     As of September 1, 2000, the following persons owned of record 5 percent or more of the shares of the Funds of the Trust:

CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               6,793.4780                   5.35%
A/C 8406-2776
Trionix Research Lab Inc.
8037 Bavaria Road
Twinsburg, OH 44087-2261


CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

Bill Bartley                                              161.4180                   40.32%
476 Baldwin Heights Cir
Howard, OH  43028-9505

SEI Trust Company CUST                                    39.7880                     9.94%
Roth Contribution IRA
Kathleen O'Connor
1365 Clarence Avenue #101
Lakewood, OH 44107-2862

First Clearing Corporation                                192.3080                   48.03%
A/C 2121-4057
Patricia Ann Cartmille &
Denise C. Costilow JT TEN
14351 Concord Trl
Middleburg Hts, OH  44130-7065


CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. TTEE                                      549,451.7810                  6.18%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

C/O  National City Bank                                8,029,364.6280                90.31%
Sheldon & Co.
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777


EQUITY GROWTH FUND
(CLASS A SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED

State Street Bank & Trust TTEE                         4,683,460.2620                75.83%
FBO First Energy Corp.
   Savings Plan
DTD 7/1/98
105 Rosemont Ave. WES/IN
Westwood, MA  02090-2318


EQUITY GROWTH FUND
(CLASS C SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED
First Clearing Corporation                               1,277.5060                  13.86%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                589.6640                    6.40%
A/C 4858-4008
Mary S. Kowtun IRA
FCC as Custodian
6417 Rousseau Drive
Parma, OH  44129-6306

First Clearing Corporation                                645.2610                    7.10%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479

First Clearing Corporation                                850.4610                    9.23%
A/C 6490-8961
Homer M. Osborne IRA
FCC as Custodian
5 Patricia St
Charleroi, PA  15022-9439

First Clearing Corporation                               4,140.2400                  44.93%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512


EQUITY GROWTH FUND
(CLASS I SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED

Sheldon & Co. (Cash/Reinv)                            11,927,839.4070                28.39%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          6,607,391.6850                15.72%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984


C/O National City Bank                                22,326,613.7250                53.13%
Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


EQUITY INCOME FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

SEI Trust Company                                        2,987.5040                  37.65%
Cust for the Rollover IRA of
Wallace Strickland
3337 E. 149th St
Cleveland, OH  44128

First Clearing Corporation                               2,354.5990                  29.67%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                625.9390                    7.89%
A/C 4858-4008
Mary S. Kowtun IRA
FCC as Custodian
6417 Rousseau Dr
Parma, OH  44129-6306

First Clearing Corporation                                975.3820                   12.29%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC as Custodian
4376 Porter Road
North Olmsted, OH 44070-2520


First Clearing Corporation                                650.1950                    8.19%
A/C 7974-6105
Gregory S. Spudic and
Rebecca D Spudic
10434 Starboard Way
Indianapolis, IN  46256-9514


EQUITY INCOME FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                 17,698,977.7570                42.35%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          8,820,848.0200                21.11%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                            13,242,982.6440                31.69%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

First Clearing Corporation                              44,094.8420                   6.39%
A/C 6956-888
Dr. Frank Radosevich IRA
FCC as Custodian
5632 N. Isabell
Peoria, IL  61614-4135


EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

S & H Machine Product Inc. PSP                           4,669.9310                   7.55%
Stanimir M. Vitkovic
6180 West Smith Road
Medina, OH  44256-8949

First Clearing Corporation                               8,074.6900                  13.06%
A/C 8406-2776
Trionix Research Lab Inc
8037 Bavaria Road
Twinsburg, OH  44087-2261

First Clearing Corporation                               4,032.0120                   6.52%
A/C 5236-4538
James T. Lange IRA R/O
FCC as Custodian
5197 E. Farnhurst
Lyndhurst, OH 44124-1237

First Clearing Corporation                               7,211.1360                  11.67%
A/C 3672-7085
Kevin J Gray TTEE
FBO Kevin J Gray Trust
410 Ryder Road
Toledo, OH 43607-3106

First Clearing Corporation                               3,987.6540                   6.45%
A/C 8887-2618
Paul Yacobian IRA
FCC as Custodian
6759 Winward Hills
Brecksville, OH  44141-2469


EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               7,996.869                   23.26%
A/C 5911-3463
Lyman F. Narten IRA R/O
FCC as Custodian
15155 Heritage Lane
Chagrin Falls, OH 44022-2674

First Clearing Corporation                               3,304.3170                   9.61%
A/C 8645-8446
Ronald W. Watt
127 Public Sq #5200
Cleveland, OH 44114-1216

First Clearing Corporation                               1,930.8130                   5.62%
A/C 6785-6053
John Potochick
10889 Gordon Drive
Parma, OH 44130-5142

First Clearing Corporation                               2,660.9880                   7.74%
A/C 6835-6607
Betty J. Powers IRA R/O
FCC as Custodian
9838 Burton Dr.
Twinsburg, OH 44087-3206

First Clearing Corporation                               9,623.0950                  27.99%
A/C 4509-9613
Industrial Power Systems, Inc.
ATTN:  Ron Keister &
410 Ryder Road
Toledo, OH  43607-3106


EQUITY INDEX FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                 22,523,337.4230                83.37%
Attn:  Trust Mutual Funds
Account #1023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     1,989,539.8540                 7.36%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


Sheldon & Co. (Cash/Reinv)                             1,595,025.2390                 5.90%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Trust Company of America                                181,442.4970                 10.09%
FBO TCA
7103 S. Revere Pkwy
Englewood, CO  80112-3936


INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               1,141.8370                   8.92%
A/C 8327-1306
Janyce K White SEP IRA
FCC As Custodian
P.O. Box 831
Logansport, IN  46947-0831

First Clearing Corporation                               2,774.0320                  21.68%
A/C 2125-0724
Keven Crawford IRA
FCC as Custodian
1111 E St Rd 14
Winamac, IN 46996

First Clearing Corporation                                692.6090                    5.41%
A/C 1147-1851
Michael C Anderson
4301 East Market
PO Box 179
Logansport, IN  46947-0179

First Clearing Corporation                                848.9520                    6.64%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               1,360.5290                  10.63%
A/C 8645-8446
Ronald W Watt
127 Public Sq #5200
Cleveland, OH  44114-1216


First Clearing Corporation                               1,259.5110                   9.84%
A/C 4824-4290
John P Klingbeil &
Georgann Klingbeil
26924 Westwood Lane
Olmsted Falls, OH  44138-1159

First Clearing Corporation                               1,196.3010                   9.35%
A/C 6604-3812
Janet M. Reed IRA
FCC as Custodian
330 Haney Avenue
Logansport, IN  46947-2118

First Clearing Corporation                               1,261.1050                   9.86%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA 98362-3512

First Clearing Corporation                               1,066.5620                   8.34%
A/C 2144-8605
Thomas L Curry JR IRA R/O
FCC as Custodian
20571 Ellacott Pkway #527
Cleveland, OH 44128-4457


INTERNATIONAL EQUITY FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                 20,321,544.1590                41.50%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    17,939,544.1180                36.64%
C/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                     8,220,958.1710                16.79%
C/o Sheldon & Co.
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777


LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Soy Capital AG Services & Trust Co                      75,877.4420                   7.41%
455 N. Main Street
Decatur, IL  62523-1103


LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                                11.3080                    95.92%
A/C 1208-9952
Arzon & Fior Profit Sharing PL
Mayra Arzon & Carlos Fior TTEE
101 Benton Dr
Decatur, IL  62526-1407


LARGE CAP ULTRA FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co (Reinv)                                   7,131,080.7620                51.75%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co TTEE                                      5,676,800.5270                41.19%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777


MID CAP GROWTH FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                                152.8900                   95.85%
A/C 1208-9952
Arzon & Fior Profit Sharing PL
Mayra Arzon & Carlos Fior TTEE
101 Benton Drive
Decatur, IL   62526-1407


MID CAP GROWTH FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co (Reinv)                                  12,020,613.8840                68.54%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777


Sheldon & Co TTEE                                      4,505,581.5000                  25.69%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777


SMALL CAP GROWTH FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C  SHARES)                                                                 SHARES OWNED

First Clearing Corporation                                 1,209.3140                  15.76%
A/C 7081-0852
Ridgeway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                   643.8910                   8.39%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC as Custodian
4376 Porter Road
North Olmsted, OH 44070-2520

First Clearing Corporation                                 1,311.1030                  17.09%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479

First Clearing Corporation                                   780.1900                  10.17%
A/C 4089-7905
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main Street
Cross Plains, WI  53528-9479

First Clearing Corporation                                 1,270.6570                  16.56%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512


First Clearing Corporation                                  1,590.3310                20.73%
A/C 3978-1578
William H Hassall IRA
FCC as Custodian
207 Guy St
Walbridge, OH  43465-1126


SMALL CAP GROWTH FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co (Reinv)                                   11,338,379.5070                47.29%
Attn:  Trust Mutual Funds
Acccount #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                      8,015,754.0630                33.43%
c/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                      3,656,485.9550                15.25%
c/o Sheldon & Co
Trust Mutual FDS
P.O. Box 94777
Cleveland, OH  44101-4777


SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B  SHARES)                                                                 SHARES OWNED

First Clearing Corporation                                  2,918.6850                 5.65%
A/C 5072-0540
Judith E. Lewis IRA  R/O
FCC as Custodian
1800 W. Wallings Road
Broadview Hts., OH 44147-1137


SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C  SHARES)                                                                 SHARES OWNED

First Clearing Corporation                                    949.3690                20.14%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA 15853-1002


First Clearing Corporation                               1,282.8840                  27.21%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main St
Cross Plains, WI  53528-9479

First Clearing Corporation                                762.5910                   16.18%
A/C 4089-7905
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main St
Cross Plains, WI  53528-9479

First Clearing Corporation                               1,647.2200                  34.94%
A/C 6490-8961
Homer M. Osborne IRA
FCC as Custodian
5 Patricia St.
Charleroi, PA  15022-9439


SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I  SHARES)                                                                 SHARES OWNED

Sheldon & Co. (Reinv)                                 13,392,460.1860                51.93%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          7,520,145.0250                31.51%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                             2,668,291.7120                11.18%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4984


TAX MANAGED EQUITY                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A  SHARES)                                                                 SHARES OWNED

First Clearing Corporation                              67,470.7440                   5.21%
A/C 2403-5876
Cathleen A. Conry
PO  Box 567
Aurora, OH  44202-0567

NFSC FEBO #Z41-257923                                   79,923.4880                   6.17%
Allison P. Vanhartesveldt
3141 N. Quincy St.
Arlington, VA  22207-4144


TAX MANAGED EQUITY FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               3,925.7670                   9.05%
A/C 2809-5755
Florence Dixon
P.O. Box 119
Cooksburg, PA  16217-0119

First Clearing Corporation                               7,793.4590                  17.97%
A/C 8650-9893
Maryla F. White
1313 Lance Drive
Louisville, KY  40216-3930

First Clearing Corporation                               1,770.5380                   5.28%
A/C 3762-1128
Richard L. Gump &
Marla K. Gump
4718 Dennison Avenue
Cleveland, OH  44102-6019

First Clearing Corporation                               2,932.5510                   6.76%
A/C 3281-7977
Edward Folkman
Carol Folkman
7897 Oakhurst Drive
Brecksville, OH 44141-1123

First Clearing Corporation                               3,199.8580                   7.38%
A/C 3204-6205
Anna I. Fierle
Margaret M. Meder
6513 Dennison Blvd.
Parma Heights, OH 44130-4104

First Clearing Corporation                               7,331.3780                  16.90%
A/C 6108-1699
Kenneth A. Otto &
Merilee W. Otto
1710 Rood Point Road
Muskegon, MI  49441-4849

First Clearing Corporation                               2,795.2480                   6.44%
A/C 6960-1719
Piertro Ragone Trust
Domenico Ragone TTEE
3321 Friar Drive
Parma, OH  44134-5518


First Clearing Corporation                                  2,768.1660                 6.38%
A/C 5311-9558
Linda M. Lupear
2919 N County Rd 425 E
Danville, IN  46122-8383


TAX MANAGED EQUITY FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co TTEE                                       8,937,241.4940                50.82%
C/O National City Bank
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                      8,097,497.3570                46.04%
C/O National City Bank
P.O. Box 94777
ATTN:  Trust Mutual Funds
Cleveland, OH 44101-4777


BALANCED ALLOCATION FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

SEI Trust Company                                             115.9370                37.06%
Cust for the IRA of
FBO Karen Sherer
2113 Wilkes Way
Lexington, KY  40505-4847

SEI Trust Company Cust                                        187.2820                59.87%
Roth Contribution IRA
Thomas D. Keller
14422 Orchard Park Avenue
Cleveland, OH  44111-2115


BALANCED ALLOCATION FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. TTEE                                        933,742.3860                 5.00%
C/o National City Bank
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                  17,701,922.7690                94.82%
Attn:  Trust Mutual Funds
Account  #10023342
P.O. Box 94777
Cleveland, OH  44101-4777


BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Soy Capital AG Services & Trust Co                      362,854.8090                 29.96%
455 N Main St
Decatur IL  62523-1103


BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               4,381.4830                  99.75%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002


BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

C/O National City Bank                                26,399,496.8300                27.45%
Sheldon & Co
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         33,187,855.3970                34.51%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                            35,714,348.3970                37.14%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Post & Co A/C #356678                                   12,334.2530                   9.19%
C/O The Bank of New York
ATTN:  Mutual Funds/Reorg Dept
P.O. Box 1066 Wall St Sta
New York, NY  10286

Schweizer Dipple Inc 401K Plan                           9,672.9920                   7.20%
Dennis J Clark, Sr.
ATTN;  Lynn E. Ulrich
Personal and Confidential
7227 Division Street
Oakwood Village, OH  44146-5405


GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

Shore West Construction 401(k) Plan                      2,188.8220                  12.58%
Kenneth M. Sokol
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

Shore West Construction 401(k) Plan                      1,766.9870                  10.15%
Audrey M. Sokol
Attn:  Barbara Byer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

First Clearing Corporation                               4,184.2980                  24.05%
A/C 6379-0631
Jane Obodzinski
1205 Brookpark Road
Cleveland, OH 44109-5827

First Clearing Corporation                               1,037.1070                   5.96%
A/C 2054-0408
Clifton Christian Church
ATTN:  Elliott Morris
131 Vernon Avenue
Louisville, KY  40206-2036

First Clearing Corporation                               2,059.3600                  11.84%
A/C 3204-6207
Anne I Fierle
Margaret M. Meder
6513 Dennison Blvd.
Parma Heights, OH  44130-4104


First Clearing Corporation                               1,572.5730                   9.04%
A/C 4176-6737
Doris J Hoel IRA
FCC as Custodian
13646 Crestway Dr.
Brookpark, OH  44142-2656

First Clearing Corporation                               1,113.5080                   6.40%
A/C 7782-3187
Robert L Scarbro IRA R/O
FCC as Custodian
4763 Brookhigh Dr
Brooklyn, OH 44144-3158

James N Weyer Jr                                         2,517.5530                  14.47%
Helen M Weyer JT TEN
2600 Mohawk Street
McKeesport, PA  15131-3121


GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               1,880.0130                  21.57%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               4,779.3480                  54.83%
A/C 3204-6205
Anna I Fierle
Margaret M Meder
6513 Dennison Blvd
Parma Heights, OH  44130-4104

First Clearing Corporation                               1,004.1990                  11.52%
A/C 8763-2694
Stanley Woo SEP IRA
FCC as Custodian
3448 W 99th St
Cleveland, OH 44102-4614

First Clearing Corporation                               1,042.1330                  11.96%
A/C  4568-3896
Robert A Joyce IRA
FCC as Custodian
4709 Wetzel Avenue
Cleveland, OH  44109-5351


GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

C/o National City Bank                                 1,100,209.0970                 9.07%
Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                    8,443,419.6750                69.60%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                     2,522,982.9670                20.80%
C/O Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Soy Capital AG Services & Trust Co.                     75,442.5690                   7.42%
455 N. Main Street
Decatur, IL  62523-1103


INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

First Clearing Corporation                              16,295.0320                  11.13%
A/C 1202-4114
Eugene Arrigoni IRA
FCC as Custodian
4101 Grady Smith Road
Loganville, GA  30052-3650


INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

SEI Trust Company                                        4,655.7890                  23.02%
Cust for the Rollover IRA of
Wallace Strickland
3337 E 149th Street
Cleveland, OH  44128

First Clearing Corporation                              15,561.9560                  76.93%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512


INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                  4,193,031.0750                11.53%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                         14,915,821.0800                41.02%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co.                                         12,231,143.5400                33.64%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

SEI Trust Company                                      4,585,275.2250                12.61%
Attn:  Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Soy Capital AG Services & Trust Co.                     151,860.9000                 19.51%
455 N. Main Street
Decatur, IL  62523-1103

BISYS BD Services, Inc.                                 111,869.2380                 14.37%
P.O. Box 4054
Concord, CA  94524-4054


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

Shore West Construction 401(k) Plan                      4,417.3860                   6.43%
Gary Scothon
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

First Clearing Corporation                               4,354.8580                   6.34%
A/C 4753-9962
Larry D. Kiefer IRA R/O
FCC as Custodian
RR 2 Box 118
Gridley, IL 61744-9304

First Clearing Corporation                               4,201.0850                   6.12%
A/C 6379-0631
Jane F. Obodzinski
1205 Brookpark Road
Cleveland, OH  44109-5827

First Clearing Corporation                               3,960.7070                   5.77%
A/C 4296-9582
C Edward Howerton
4721 Willowbrook Lane
Decatur, IL  62521-4266

First Clearing Corporation                               4,277.4260                   6.23%
A/C 6309-4604
Marianne Peterson
957 St. John
Lincoln Park, MI  48146


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               1856.2590                   99.44%
A/C 7081-0852
Ridgway Community Nurses Svcs
Attn:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                  7,205,898.3150                36.15%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                 11,340,284.2160                56.89%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                    1,055,879.8980                 5.30%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984


TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Fifth Third Bank TTEE                                   210,944.0530                 36.71%
FBO IBEW 688 RET SA NAMCO
5/3 a/C # 52-52-002-7034614
P.O. Box 630074
Cincinnati, OH  45263-0001

Fifth Third Bank TTEE                                   222,512.2020                 38.72%
FBO IBEW 688 Pension NAMCO
5/3 A/C #52-52-002-7034515
P.O. Box 630074
Cincinnati, OH  45263-0001


TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               2,429.9320                  68.52%
A/C 3816-3066
Claude Hall IRA
FCC as Custodian
416 Skylark Drive
Winchester, KY  40391-2902


First Clearing Corporation                               1,033.0580                  29.15%
A/C 4155-6883
Rheta P Histed
Tod Franklin T Histed
2525 N Alamando Rd
Coleman, MI  48618-9732


TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

SEI Investments Co                                        10.6160                     100%
Attn:  Rob Silverstri
One Freedom Valley Drive
Oaks, PA  19456


TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                 17,331,774.8000                49.61%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          8,192,109.1010                23.45%
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     6,068,462.1640                17.37%
c/o National City Bank
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777


U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Soy Capital AG Services & Trust Co                      447,792.3950                 21.62%
455 N. Main Street
Decatur, IL  62523-1103


U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               1,710.7880                  99.34%
A/C 3978-1578
William H Hassall IRA
FCC as Custodian
207 Guy St
Walbridge, OH  43465-1126


U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                  1,172,017.8680                 8.07%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    12,609,399.4330                86.87%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

First Clearing Corporation                              15,342.5690                   9.06%
A/C 1474-8811
Marion E. Belloni
27715 Alger Lane
Madison Heights, MI 48071-4523

First Clearing Corporation                               9,914.5200                   5.85%
A/C 6338-8396
Betty May Nicholas
866 Dursley
Bloomfield, MI  48304-2010

First Clearing Corporation                               9,496.6760                   5.61%
A/C 8304-7634
Emily T. Wheeler TTEE
Emily T. Wheeler Trust
1632 Tawas Beach Road
East Tawas, MI  48730-9330


First Clearing Corporation                                  9,155.7770                   5.41%
A/C 6852-6451
Marylee A. Roven &
Sheryl C Roven
13644 Wesley
Southgate, MI  48195-1719


MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

SEI Investments Co                                              9.4880                    100%
ATTN  Rob Silvestri
1 Freedom Valley Road
Oaks, PA  19456


MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. (Reinv)                                   1,613,457.6740                  11.20%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     15,513,027.7220                  86.88%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Soy Capital AG Services & Trust Co                         71,204.7790                   9.74%
455 N Main Street
Decatur, IL  62523-1103

First Clearing Corporation                                355,904.0450                  48.70%
A/C 1143-7442
Bill Anest
400 S. Curran
Grayslake, IL  60030-9784


NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

Donaldson Lufkin Jenrette                                6,000.7000                  11.16%
Securities Corporation Inc.
P. O. Box 2052
Jersey City, NJ  07303-2052

Harlan Hawkins &                                        13,420.2570                  24.95%
Mark Hawkins TTEE
U/A DTD May 21, 1992
Cecil C Hawkins Trust
4412 George Ave
Cortland IL 60112

First Clearing Corporation                               4,660.4300                   8.67%
A/C 2099-9089
James E. Chenault &
Judith E. Chenault
8609 Cool Brook Ct.
Louisville, KY  40291-1501

First Clearing Corporation                               5,223.9620                   9.71%
A/C 5482-0768
Theodore R. McDonald &
Rose Ann McDonald
7712 St. Bernard Ct.
Louisville, KY  40291-2462

First Clearing Corporation                               7,346.6360                  13.66%
A/C 7309-7317
Howard B. Smith, Jr.
545 Country Manor Lane
Shepherdsville, KY  40165-9543

First Clearing Corporation                               2,703.7200                   5.03%
A/C 3132-5861
Anne B Farkas and
Robert S Farkas
279 S Oakland Ave
Sharon, PA 16146-4049


NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                                 9,255.8630                  99.89%
A/C 2146-8768
P Brian Coleman
RR #1
PO Box 254
Flemingsburg, KY  41041-0254


NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon & Co. TTEE                                    13,329,598.6740                  82.31%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     1,993,452.5810                  12.31%
c/o Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Evern Securities C/O BNY Clearing Services                28,219.4520                   6.71%
Cust FBO
FFC Ellen Stirn MAVEC S/D IRA UA
A/C OL58-4485-3981
111 E. Kilbourn Ave
Milwaukee, WI  53202-6611

First Clearing Corporation                                52,435.1170                  12.48%
A/C 1528-5380
David J. Beverly &
Pamela C. Beverly
1128 Laguna Drive
Huron, OH  44839-2605

First Clearing Corporation                                51,986.6140                  12.37%
A/C 1750-2503
Edward B. Brandon &
Phyllis P. Brandon JTWROS
Lakepoint Office Park Ste. 470
3201 Enterprise Pkwy.


OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

First Clearing Corporation                               1,659.0750                  29.14%
A/C 2936-8883
Samuel J Durham, MD
AMA Account
1005 Country View Lane, Apt. 13G
Toledo, OH  43615-8306

First Clearing Corporation                               4,024.0470                  70.69%
A/C 3027-4828
William G Ely
1309 Shanley Drive
Columbus, OH  43224-2066


OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon and Co. (Cash)                                13,335,366.8290                86.42%
National City Bank
Trust Mutual Funds - 5312
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon and Co. (Cash/Reinv)                           1,579,323.9600                10.24%
National City Bank
Trust Mutual Funds-5312
P.O. Box 94777
Cleveland, OH  44101-4777


PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

National Financial Services Corp                         5,167.1760                  19.09%
FBO Gary S Lengel
Bin #TGA 100897
200 Liberty St #FL
New York, NY  10281-1003

First Clearing Corporation                              10,262.7520                  37.91%
FBO Sara Zimmer
ACCT # 8963-5901
PO Box 1357
Richmond, VA  23218-1357


First Clearing Corporation                                  8,587.1490                  31.72%
A/C 7618-3716
Helga A. Suhr
750 Sharter Dr #E-11
Longs, SC  29568

First Clearing Corporation                                  2,287.2830                  8.45%
A/C 4267-7452
John M. Hankey
2430 Renton Road
Pittsburgh, PA  15239-1227


PENNSYLVANIA MUNICIPAL  BOND FUND                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

SEI Investments Co                                             10.0900                100.0%
ATTN  Rob Silvestri
One Freedom Valley Drive
Oaks, PA  19456


PENNSYLVANIA MUNICIPAL  BOND FUND                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

Sheldon and Co.                                         4,122,675.7280                 94.21%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984


GOVERNMENT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

National City MI/IL                                   191,022,000.0000                 34.23%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street Loc. 16-0347
Columbus, OH  43222-1419

Pennsylvania                                          241,726,000.0000                 43.31%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Wheat First Securities                                 65,283,149.7500                 11.70%
P.O. Box 6629
Glen Allen, VA  23058-6629


National City Bank                                     37,337,000.0000                 6.69%
FBO PCG/Retail Sweep Customer
770 W Broad Street  Loc 16-0347
Columbus, OH   43222-1419


GOVERNMENT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

National City Bank                                     79,786,973.6000                 7.49%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 West 150th Street
Cleveland, OH  44135-1389

National City Bank                                    258,110,968.7000                24.24%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    244,674,568.3200                22.98%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     83,458,563.2200                 7.84%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    119,077,061.4300                11.18%
Money Market Unit/Loc 5312
4100 W. 150th St
Cleveland, OH  44135-1389

National City Bank                                    181,901,254.5900               17.08%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

National City MI/IL                                   145,213,000.0000                8.31%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street  Loc. 16-0347
Columbus, OH  43222-1419

Pennsylvania                                          324,323,000.0000               18.55%
FBO Corporate Autosweep Customers
C/o National Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Wheat First Securities                                768,456,867.7500               43.96%
P.O. Box 6629
Glen Allen, VA  23058-6629

National City Bank                                    287,970,000.0000               16.47%
FBO PCG/Retail Sweep Customer
770 W. Broad St. Location 16-0347
Columbus, OH  43222-1419


MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                  SHARES OWNED

Truck Equip & Body Co  Inc PSP                            842,763.9100               64.10%
Conversion Holding Account
PO Box 8705
Boston, MA  02266-0001

First Clearing Corporation                                 87,437.5400                6.65%
A/C 2065-0386
Carborundum Grinding Wheel Co Savings Plan
1011 E. Front Street
P.O Box 759


MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                  SHARES OWNED

SEI Investments Co.                                       100.0000                  100.00%
ATTN:  Rob Silvestri
One Freedom Valley Road
Oaks, PA  19456


MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

National City Bank                                    794,759,661.0600               26.05%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    231,251,013.1800                7.58%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    320,536,627.1500               10.51%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    528,182,730.9700               17.31%
Money Market Unit/Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

Sheldon & Co                                          221,924,893.7160                7.27%
PO Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

National City Bank                                    309,623,445.1200               10.15%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


OHIO MUNICIPAL MONEY MARKET FUND   (CLASS A          OUTSTANDING SHARES        PERCENTAGE OF FUND
SHARES)                                                                           SHARES OWNED

National City Bank                                     3,523,097.2800                 9.41%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419


National City Bank                                    30,532,657.5300                81.51%
FBO PCG/Retail Sweep Customers
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419


OHIO MUNICIPAL MONEY MARKET FUND   (CLASS I          OUTSTANDING SHARES        PERCENTAGE OF FUND
SHARES)                                                                           SHARES OWNED

National City Bank                                    26,571,978.5700                18.44%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    23,527,221.1400                16.33%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    77,236,752.0900                53.60%
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     8,193,251.6600                 5.69%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND            OUTSTANDING SHARES        PERCENTAGE OF FUND
CLASS (A SHARES)                                                                  SHARES OWNED

Pennsylvania                                          30,949,000.0000                51.92%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Pennsylvania                                          24,708,226.2700                41.45%
National City Bank of Pennsylvania
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad Street 16-0347
Columbus, OH  43222-1419


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
(CLASS I SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
                                                                                  SHARES OWNED

National City Bank                                     95,480,377.2300                97.43%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

National City MI/IL                                    11,691,160.4300                 5.18%
FBO Corporate PCG/Retail Sweep Cust
Cash Management Operations
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419

National City MI/IL                                    18,184,000.0000                 8.06%
FBO Corporate PCG/Retail Sweep Customer
Cash Management Operations
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419

First Clearing Corporation                            108,253,514.5300                47.96%
P.O. Box 6629
Glen Allen, VA  23058-6629

Indiana                                                14,468,019.6200                 6.41%
National City Bank of Indiana
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad St. LOC. 16-0347
Columbus, OH  43222-1419

National City Bank                                     21,974,000.0000                 9.74%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

National City Bank                                     36,431,044.1700                16.14%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419


TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

National City Bank                                     62,277,050.4800                12.74%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    110,158,831.4700                22.54%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     34,804,043.2400                 7.12%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     82,991,808.7800                16.98%
Operations Center
ATTN:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     87,806,059.2900                17.96%
Money Market Unit/Loc. 5312
4100 W. 150th Street
Cleveland, OH 44135-1389

National City Bank                                     39,479,083.5700                 8.08%
Trust Operations
Operations Center
3rd floor North Annex
4100 W 150th Street
Cleveland, OH 44135-1389


TREASURY MONEY MARKET FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

National City Bank MI/IL                               39,728,000.0000                66.39%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad St. Location 16-0347
Columbus, OH  43222-1419


Wheat First Securities                                 13,383,918.2000                22.37%
P.O. Box 6629
Glen Allen, VA  23058-6629


TREASURY MONEY MARKET FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

National City Bank                                     33,218.592.4200                 9.60%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     50,740,025.5100                14.67%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     39,248,517.6600                11.35%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     18,212,441.5300                 5.27%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    114,660,431.6800                33.15%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     32,720,867.5400                 9.46%
Money Market Unit/Loc. 5312
4100 W 150th St
Cleveland, OH  44135-1389

National City Bank                                     21,685,147.0200                 6.27%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


TREASURY PLUS MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                  SHARES OWNED

Sarasota Sailing Squadron Inc                              83,689.5700                 6.87%
PO Box 1927
Sarasota, FL 34230-1927

Sarasota Sailing Squadron Inc                              61,290.1600                 5.03%
PO Box 1927
Sarasota, FL 34230-1927

The Bank of New York                                    1,058,747.4600                86.96%
TRST FOA CCMT Series 1995-2
Attn: Craig Phildius
101 Barclay Street 12E
New York, NY 10286-0099


TREASURY PLUS MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                  SHARES OWNED

National City Bank                                    177,356,408.2100                89.86%
Money Market Unit / Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

                                   APPENDIX A
                                   ----------


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - Debt is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CCC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - The `r' highlights obligations that Standard & Poor's believes may have significant noncredit risks. Examples of such obligations are securities with principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B" - Bonds are generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



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     "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes the ratings used by Fitch for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be affected by reasonably foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

     `NR' indicates that Fitch does not rate the issuer or issue in question.

     `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

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     RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.


     Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:


     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB" - A rating of BB suggests that the likelihood of default is considerably less than for lower-rated issues, although there are significant uncertainties that could affect the ability to adequately service debt obligations.

     "B" - Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

     "CCC" - Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     "CC" - This rating is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.



COMMERCIAL PAPER RATINGS
------------------------


     A Standard & Poor's ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS
-----------------------------------------

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     Fitch short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

     "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


MUNICIPAL NOTE RATINGS
----------------------

     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

                  Fitch uses the short-term ratings described under Commercial Paper Ratings for municipal notes.

TAX-EXEMPT COMMERCIAL PAPER RATINGS
-----------------------------------

     A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

     "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

                                   APPENDIX B
                                   ----------

     As stated in the Prospectus, the Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Equity Index, Tax Managed Equity and Balanced Allocation Funds (the "Funds") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

     USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

     DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.


     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.


     EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of 98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.


     In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.


     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contractS purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

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INDEX FUTURES CONTRACTS


     GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.


     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

     In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS


     Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

     There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

     Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.


     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS


     The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.


     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                    FORM N-1A

                           PART C - OTHER INFORMATION


ITEM 23. EXHIBITS.


         (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No.
                  48").

                  1. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a.1 to PEA No. 48.

                  2. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a.2 to PEA No. 48.

                  3. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a.3. to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

                  4. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                  5. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

                  6. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Money, Tax Exempt Money Market,

                           Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  7. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  8. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                  9. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                  10. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on

                           June 27, 1997 is incorporated herein by reference to
                           Exhibit 1(i) to PEA No. 35.

                  11. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                  12. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit (1)(k) to PEA No. 44.

                  13. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").


                  14. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap

                           Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds.


                  15. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds.

                  16. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund.


         (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit b. to PEA No. 48.

                  1. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b.1 to PEA No. 48.

                  2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to
                           Exhibit 2(b) to PEA No. 35.


                  3. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

                  4. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit (b)(4) to PEA No. 52.


         (c) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit a to PEA No. 48.


         (d)      1.       Advisory Agreement for the Money Market, Treasury
                           Money Market, Government Money Market, Tax Exempt
                           Money Market, Pennsylvania Tax Exempt Money Market,
                           National Tax Exempt Bond, Intermediate Bond, GNMA,
                           Bond, Equity Growth, Equity Income, Small Cap Value,
                           Ohio Tax Exempt Bond and Pennsylvania Municipal Bond
                           Funds between Registrant and National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5 (a) to PEA No. 44.

                  2. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return

                           Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

                  3. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

                  4. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.


                  5. Sub-Advisory Agreement for the Core Equity and Total Return Advantage Funds between National City Bank and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(e) to PEA No. 44.

                  6. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to
                           Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

                  7. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").


                  8. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company.

                  9. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(9) to PEA No. 52.

                  (e) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated herein by reference to Exhibit 6 to PEA No. 44.


                  (f)      None.


                  (g)      1.       Custodian Services Agreement between
                                    Registrant and National City Bank, dated
                                    November 7, 1994 is incorporated herein by reference to Exhibit g.1 to PEA No. 48.

                           2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g.2 to PEA No. 48.


                           3. Amended Exhibit A, dated June 16, 2000, to the Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 52.

                  (h)      1.       Form of Co-Administration Agreement among
                                    Registrant, SEI Investments Mutual Funds
                                    Services and National City Bank, effective as of August 1, 2000.

                           2. Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                           3. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.

                           4. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. (h)(7) to PEA No. 52.

                           5. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company.

                           6. Revised Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, is incorporated herein by reference to
                                    Exhibit 9(e) to PEA No. 33.

                           7. Form of Servicing Agreement is incorporated herein by reference to Exhibit (h)(9) to PEA No. 52.

                           8. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit
                                    (h)(8) to PEA No. 46.

                  (i) Opinion of Drinker Biddle and Reath LLP as counsel to Registrant.

                  (j)      1.       Consent of Drinker Biddle & Reath LLP.

                           2.       Consent of Ernst & Young LLP.

                           3.       Consent of PricewaterhouseCoopers LLP.

                           4.       Consent of Squire Sanders & Dempsey LLP.

                           5.       Consent of Dickinson Wright PLLC.


                  (k)      None.

                  (l)      1.       Purchase Agreement between Registrant and
                                    McDonald & Company Securities, Inc. dated
                                    January 28, 1986 is incorporated herein by reference to Exhibit l.1 to PEA No. 48.

                           2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit
                                    l.2 to PEA No. 48.

                           3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit
                                    l.3 to PEA No. 48.

                           4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit
                                    l.4 to PEA No. 48.

                           5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit
                                    l.5 to PEA No. 48.

                           6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund

                                    (formerly known as the Enhanced Income
                                    Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit 1.6 to PEA No. 48.

                           7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit l.7 to PEA No. 48.

                           8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit l.8 to PEA No. 48.

                           9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit l.9 to PEA No. 48.

                           10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond Fund is incorporated herein by reference to Exhibit
                                    l.10 to PEA No. 48.

                           11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                           12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                           13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to
                                    Exhibit 13(l) to PEA No. 33.

                           14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

                           15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to PEA No. 36.

                           16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit (l)(16) to PEA No. 52.

                           17. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund.


                           18.      Form of Purchase Agreement between
                                    Registrant and SEI Investments Distribution
                                    Co. with respect to the Real Return
                                    Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

                           19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.


                           20. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund.

                           21. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund.

                           22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit (l)(22) to PEA No. 52.

                           23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2) and the National Tax-Exempt Fund (Class L, Class L - Special Series 1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit (l)(23) to PEA No. 52.

                           24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit
                                    (l)(24) to PEA No. 52.

                           25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit
                                    (l)(25) to PEA No. 52.

                           26. Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds.

                           27.      Form of Purchase Agreement between
                                    Registrant and SEI Investments Distribution
                                    Co. with respect to the Strategic Income
                                    Bond Fund (Class MM, Class MM - Special
                                    Series 1, Class MM - Special Series 2 and
                                    Class MM - Special Series 3) is incorporated herein by reference to Exhibit (l)(26) to PEA No. 52.


                  (m)      1.       Service and Distribution Plan for the A
                                    (formerly, Retail) and I (formerly,
                                    Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA
                                    No. 38.


                           2. B Shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit 15(b) to PEA No. 38.


                           3. C Shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit
                                    m.3. to PEA No. 47.

                  (n)      None.

                  (o) Revised Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (n) to PEA No. 47.

                  (p)      1.       Code of Ethics of Armada Funds.


                           2.       Code of Ethics of SEI Investments
                                    Distribution Co is incorporated herein by reference to Exhibit (p)(2) to PEA No. 52.


                           3. Code of Ethics of National City Investment Management Company.


                           4. Code of Ethics of National Asset Management Corporation.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


         Registrant is controlled by its Board of Trustees.

ITEM 25. INDEMNIFICATION.


                  Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (e) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits g.1 and h.4 hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

                  In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:

                  9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                  Section 12 of Registrant's Custodian Services Agreement provides as follows:

                  12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

                  In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

                  Section 6 of Registrant's Transfer Agency Agreement provides as follows:

                  6.       INDEMNIFICATION

                  6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                           (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                           (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                           (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                           (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                           (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                           (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

                  6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

                  6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

                  6.4 In order that the indemnification provisions contained in this Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

                  Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         (a) Investment Adviser: National City Investment Management Company ("IMC")

                  IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds. As of August 1, 1998, Wellington Management Company LLP (the "sub-adviser") ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund.

                  To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.



                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY


                                          Position with National
                                          City Investment
                                          Management               Other Business              Type of
Name                                      Company                  Connections                 Business
----                                      -----------------        ----------------            --------

Kathleen T. Barr                          Managing Director of     National City Bank          Bank affiliate
                                          Proprietary Mutual
                                          Funds

Michael Minnaugh                          Chairman of the Board    National City Bank          Bank affiliate


                                          Position with National
                                          City Investment
                                          Management               Other Business              Type of
Name                                      Company                  Connections                 Business
----                                      -----------------        ----------------            --------
Joseph C. Penko                           Vice President and       National City Bank          Bank affiliate
                                          Treasurer

Donald L. Ross                            President, Chief         National City Bank          Bank affiliate
                                          Investment Officer and
                                          Managing Director

Sandra I. Kiely                           Managing Director        National City Bank          Bank affiliate

Timothy F. McDonough                      Managing Director of     National City Bank          Bank affiliate
                                          Client Services

Mark R. Kummerer                          Managing Director of     National City Bank          Bank affiliate
                                          Fixed Income
                                          Investments


                  (b) Sub-Investment Adviser: National Asset Management Corporation ("NAM").

                  NAM performs sub-investment advisory services for the Registrant's Total Return Advantage and Core Equity Funds. NAM is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                  To the knowledge of Registrant, none of the directors or officers of NAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal business of the directors and certain of the senior executive officers of NAM who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                      NATIONAL ASSET MANAGEMENT CORPORATION


                                    Position with                 Other
                                    National Asset                Business                      Type of
Name                                Management                    Connections                   Business
----                                ----------                    -----------                   --------
William F. Chandler                 Founder and Principal

Carl W. Hafele                      CEO and Principal             None

Michael C. Heyman                   Principal                     None

David B. Hiller                     Principal                     None

Stephen G. Mullins                  Principal                     None

Larry J. Walker                     Principal                     None

John W. Ferreby                     Principal                     None

Catherine R. Stodghill              Principal                     None

Erik N. Evans                       Principal                     None

Brent A. Bell                       Principal                     None

Randall T. Zipfel                   COO and Principal             None

Matt Bevin                          Principal                     None

Dave Chick                          Principal                     None

Mark Lattis                         Principal                     None



ITEM 27. PRINCIPAL UNDERWRITER.
         ---------------------

                           (a) Furnish the name of each investment company
                  (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

                  Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

                             SEI Daily Income Trust
                             SEI Liquid Asset Trust
                              SEI Tax Exempt Trust
                                 SEI Index Funds
                         SEI Institutional Managed Trust
                      SEI Institutional International Trust
                         The Advisors' Inner Circle Fund
                                The Pillar Funds
                                     CUFUND
                                STI Classic Funds
                           First American Funds, Inc.
                      First American Investment Funds, Inc.
                                 The Arbor Fund
                              The PBHG Funds, Inc.
                           The Achievement Funds Trust
                               Bishop Street Funds
                           STI Classic Variable Trust
                                    ARK Funds
                                Huntington Funds
                           SEI Asset Allocation Trust
                                    TIP Funds
                       SEI Institutional Investments Trust
                       First American Strategy Funds, Inc
                                 HighMark Funds
                                  Armada Funds
                        PBHG Insurance Series Fund, Inc.
                              The Expedition Funds
                               Alpha Select Funds
                              Oak Associates Funds
                              The Nevis Fund, Inc.
                                CNI Charter Funds
                            The Armada Advantage Fund
                               Amerindo Funds Inc.
                               Huntington VA Funds
                               Friends Ivory Funds
                          SEI Insurance Products Trust
                                 Pitcairn Funds



                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                           (b) Furnish the information required by the following
                  table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.


                                           Position and Office                       Positions and Offices
Name                                        With Underwriter                            With Registrant
----                                        ----------------                            ---------------
Alfred P. West, Jr.             Director, Chairman of the Board of                            --
                                Directors
Richard B. Lieb                 Director, Executive Vice President                            --
Carmen V. Romeo                 Director                                                      --
Mark J. Held                    President & Chief Operating Officer                           --
Gilbert L. Beebower             Executive Vice President                                      --
Dennis J. McGonigle             Executive  Vice President                                     --
Robert M. Silvestri             Chief Financial Officer & Treasurer                           --
Leo J. Dolan, Jr.               Senior Vice President                                         --
Carl A. Guarino                 Senior Vice President                                         --
Jack May                        Senior Vice President                                         --
Hartland J. McKeown             Senior Vice President                                         --
Kevin P. Robins                 Senior Vice President                                         --
Patrick K. Walsh                Senior Vice President                                         --
Robert Aller                    Vice President                                                --
Todd Cipperman                  Senior Vice President & General Counsel                       --
S. Courtney E. Collier          Vice President & Assistant Secretary                          --
Robert Crudup                   Vice President & Managing Director                            --
Richard A. Deak                 Vice-President & Assistant Secretary                          --
Barbara Doyne                   Vice President                                                --
Jeff Drennen                    Vice President                                                --
James R. Foggo                  Vice-President & Assistant Secretary                          --
Vic Galef                       Vice President & Managing Director                            --
Lydia A. Gavalis                Vice President & Assistant Secretary                          --
Greg Gettinger                  Vice President & Assistant Secretary                          --
Kathy Heilig                    Vice President                                                --
Jeff Jacobs                     Vice President                                                --
Samuel King                     Vice President                                                --
Kim Kirk                        Vice President & Managing Director                            --

                                           Position and Office                       Positions and Offices
Name                                        With Underwriter                            With Registrant
----                                        ----------------                            ---------------
John Krzeminski                 Vice President & Managing Director                            --
Christine M. McCullough         Vice President & Assistant Secretary                          --
Carolyn McLaurin                Vice President & Managing Director                            --
Mark Nagle                      Vice President                                                --
Joanne Nelson                   Vice President                                                --
Cynthia M. Parrish              Vice President & Secretary
Rob Redican                     Vice President                                                --
Maria Rinehart                  Vice President                                                --
Daniel Spaventa                 Vice President                                                --
Lynda  J. Striegel              Vice President & Assistant Secretary                          --
Lori L. White                   Vice President & Assistant Secretary                          --
Timothy D. Barto                Vice President & Assistant  Secretary                 Assistant Treasurer

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.


         (a) National City Investment Management Company ("IMC"), 1900 East Ninth Street, Cleveland, Ohio, 44114-3484; and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135; (records relating to their functions as investment adviser and custodian); National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to IMC's former function as investment adviser to the predecessor Parkstone Group of Funds); and National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202 (records relating to its function as sub-adviser to the Core Equity and Total Return Advantage Funds).


         (b) SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and administrator).

         (c) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

         (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

ITEM 29. MANAGEMENT SERVICES.


                  Inapplicable.

ITEM 30. UNDERTAKINGS.

                  None.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 53 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 29th day of September, 2000.


                                           ARMADA FUNDS
                                           Registrant


                                           *Robert D. Neary
                                           ----------------------------------
                                           Trustee and Chairman of the Board
                                           Robert D. Neary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                   Title                                                Date
---------                                   -----                                                ----
/s/ John H. Leven                           Treasurer                                   September 29, 2000
------------------
John H. Leven

*John F. Durkott                            Trustee                                     September 29, 2000
--------------------
 John F. Durkott

*Robert J. Farling                          Trustee                                     September 29, 2000
---------------------
 Robert J. Farling

*Richard W. Furst                           Trustee                                     September 29, 2000
--------------------
 Richard W. Furst

*Gerald Gherlein                            Trustee                                     September 29, 2000
--------------------
Gerald Gherlein

*Herbert Martens                            President and Trustee                       September 29, 2000
--------------------
Herbert Martens

* Robert D. Neary                           Trustee and Chairman                        September 29, 2000
-------------------                         of the Board
 Robert D. Neary

* J. William Pullen                         Trustee                                     September 29, 2000
--------------------
 J. William Pullen


*By:  /S/ W. Bruce McConnel
      ----------------------------
          W. Bruce McConnel
          Attorney-in-fact

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Armada Funds on May 11, 2000 and remains in effect on the date hereof:


                  FURTHER RESOLVED, that the officers of Armada and the Group required to execute amendments to Armada's and the Group's Registration Statements be, and hereby are, authorized to execute a Power of Attorney appointing Herbert R. Martens, Jr. and W. Bruce McConnel, III, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to the Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power of substitution and resubstitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.




                                    ARMADA FUNDS



                                    By:   /s/ W. Bruce McConnel
                                       ---------------------------------
                                             W. Bruce McConnel
                                             Secretary


Dated:  September 29, 2000

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Robert D. Neary
-------------------
Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ John F. Durkott
-------------------
John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/Richard W. Furst
-------------------
Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Robert J. Farling
---------------------
Robert J. Farling

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ J. William Pullen
---------------------
J. William Pullen

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Herbert
R. Martens, Jr. , hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Herbert R. Martens, Jr.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                  EXHIBIT INDEX



(a)(14) Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds.

(a)(15) Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Aggressive Allocation, Conservative Allocation, Mid Cap Growth and Michigan Municipal Bond Funds.

(a)(16) Certificate of Classification of Shares reflecting the creation of Class MM - Special Series 1, Class MM - Special Series 2 and Class MM - Special Series 3 Shares representing interests in the Strategic Income Bond Fund.

(d)(8) Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Money Market Funds between Registrant and National City Investment Management Company.

(h)(1) Form of Co-Administration Agreement among Registrant, SEI Investments Mutual Funds Services and National City Bank effective as of August 1, 2000.

(h)(5) Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company.

(i)      Opinion of Counsel.

(j)(1)   Consent of Drinker Biddle & Reath LLP.

(j)(2)   Consent of Ernst & Young LLP.

(j)(3)   Consent of PricewaterhouseCoopers LLP.

(j)(4)   Consent of Squire Sanders & Dempsey LLP.

(j)(5)   Consent of Dickinson Wright PLLC.

(l)(17) Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund.

(l)(20) Purchase Agreement between Registrant and SEI Investments Distribution Co. dated January 2, 1998 with respect to Special Series 2 of each Fund.

(l)(21) Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund.

(l)(26) Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax Exempt Bond, Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds.

(p)(1)   Code of Ethics of Armada Funds and The Armada Advantage Fund.

(p)(3)   Code of Ethics of National City Investment Management Company.

(p)(4)   Code of Ethics of National Asset Management Corporation.

                                      -2-